                                                        [WELLS FARGO FUNDS LOGO]

WELLS FARGO STOCK FUNDS
 ANNUAL REPORT

                                          DISCIPLINED GROWTH FUND
                                          DIVERSIFIED EQUITY FUND
                                          DIVERSIFIED SMALL CAP FUND
                                          EQUITY INCOME FUND
                                          EQUITY INDEX FUND
                                          EQUITY VALUE FUND
                                          GROWTH FUND
                                          GROWTH EQUITY FUND
                                          INDEX FUND
                                          INTERNATIONAL FUND
                                          INTERNATIONAL EQUITY FUND
                                          LARGE CAP APPRECIATION FUND
                                          LARGE COMPANY GROWTH FUND
                                          MID CAP GROWTH FUND
                                          SMALL CAP GROWTH FUND
                                          SMALL CAP OPPORTUNITIES FUND
                                          SMALL CAP VALUE FUND
                                          SMALL COMPANY GROWTH FUND
                                          SPECIALIZED HEALTH SCIENCES FUND
                                          SPECIALIZED TECHNOLOGY FUND

                                                              SEPTEMBER 30, 2001

[GRAPHIC]

                                                                     STOCK FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

PERFORMANCE HIGHLIGHTS

   DISCIPLINED GROWTH FUND                                                  2
   DIVERSIFIED EQUITY FUND                                                  4
   DIVERSIFIED SMALL CAP FUND                                               6
   EQUITY INCOME FUND                                                       8
   EQUITY INDEX FUND                                                       10
   EQUITY VALUE FUND                                                       12
   GROWTH FUND                                                             14
   GROWTH EQUITY FUND                                                      16
   INDEX FUND                                                              18
   INTERNATIONAL FUND                                                      20
   INTERNATIONAL EQUITY FUND                                               22
   LARGE CAP APPRECIATION FUND                                             24
   LARGE COMPANY GROWTH FUND                                               26
   MID CAP GROWTH FUND                                                     28
   SMALL CAP GROWTH FUND                                                   30
   SMALL CAP OPPORTUNITIES FUND                                            32
   SMALL CAP VALUE FUND                                                    34
   SMALL COMPANY GROWTH FUND                                               36
   SPECIALIZED HEALTH SCIENCES FUND                                        38
   SPECIALIZED TECHNOLOGY FUND                                             40
PORTFOLIO OF INVESTMENTS

   DISCIPLINED GROWTH FUND                                                 42
   DIVERSIFIED EQUITY FUND                                                 43
   DIVERSIFIED SMALL CAP FUND                                              44
   EQUITY INCOME FUND                                                      45
   EQUITY INDEX FUND                                                       46
   EQUITY VALUE FUND                                                       61
   GROWTH FUND                                                             65
   GROWTH EQUITY FUND                                                      69
   INDEX FUND                                                              70
   INTERNATIONAL FUND                                                      71
   INTERNATIONAL EQUITY FUND                                               72
   LARGE CAP APPRECIATION FUND                                             76
   LARGE COMPANY GROWTH FUND                                               77
   MID CAP GROWTH FUND                                                     78
   SMALL CAP GROWTH FUND                                                   82
   SMALL CAP OPPORTUNITIES FUND                                            87
   SMALL CAP VALUE FUND                                                    92
   SMALL COMPANY GROWTH FUND                                               93
   SPECIALIZED HEALTH SCIENCES FUND                                        94
   SPECIALIZED TECHNOLOGY FUND                                             96
FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                   100
   STATEMENTS OF OPERATIONS                                               104
   STATEMENTS OF CHANGES IN NET ASSETS                                    108
   FINANCIAL HIGHLIGHTS                                                   120
NOTES TO FINANCIAL HIGHLIGHTS                                             132

NOTES TO FINANCIAL STATEMENTS                                             133

INDEPENDENT AUDITORS REPORT                                               145

TAX INFORMATION                                                           146

                                 CORE PORTFOLIOS
PORTFOLIO OF INVESTMENTS

   DISCIPLINED GROWTH PORTFOLIO                                           147
   EQUITY INCOME PORTFOLIO                                                150
   INDEX PORTFOLIO                                                        153
   INTERNATIONAL PORTFOLIO                                                168
   INTERNATIONAL EQUITY PORTFOLIO                                         172
   LARGE CAP APPRECIATION PORTFOLIO                                       175
   LARGE COMPANY GROWTH PORTFOLIO                                         179
   SMALL CAP INDEX PORTFOLIO                                              181
   SMALL CAP VALUE PORTFOLIO                                              198
   SMALL COMPANY GROWTH PORTFOLIO                                         201
   SMALL COMPANY VALUE PORTFOLIO                                          206
FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                   212
   STATEMENTS OF OPERATIONS                                               214
   STATEMENTS OF CHANGES IN NET ASSETS                                    216
   FINANCIAL HIGHLIGHTS                                                   218
NOTES TO FINANCIAL STATEMENTS                                             220

INDEPENDENT AUDITORS REPORT                                               225

LIST OF ABBREVIATIONS                                                     226

               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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THIS PAGE IS INTENTIONALLY LEFT BLANK--

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DEAR VALUED SHAREHOLDERS,

     All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the tragic events of September 11, 2001. In this period of uncertainty, we remain focused on our primary objective of helping shareholders achieve their financial goals.

OVERVIEW OF EQUITY MARKETS

     The stock market's extended downturn during the 12-month period ending September 30, 2001, can be attributed to a combination of factors, including falling corporate profits, overcapacity in the technology sector, a deepening slump among American manufacturers, and a strong U.S. dollar, which has hurt global competitiveness. Even the Federal Reserve Board's aggressive interest-rate cutting campaign failed to revive business growth, as most companies focused on cutting costs or restructuring debt instead of capitalizing on lower interest rates to finance new initiatives.
     Although stocks enjoyed a brief April rally, pessimism returned to the marketplace when second quarter gross domestic product figures revealed that the economy was continuing to weaken. Indeed, economic growth in the second quarter of 2001 came in at 0.3%, the poorest performance in eight years. Yet optimism once again filtered though the marketplace during late summer amid a growing consensus that the economy may have bottomed out and would recover sometime in 2002. That outlook quickly changed on September 11. In all, few companies, industries, or sectors managed to sidestep the many pressures which shaped the business landscape during the reporting period, with all seven S&P 500 sectors declining in value.

THE ECONOMY'S SPLIT PERSONALITY

     Throughout the reporting period, the U.S. economy displayed signs of a split personality. As businesses large and small cut costs, eliminated jobs, and announced lower-than-expected revenues, American consumers went on a spending spree. Fueled by short-term interest rates that plummeted from 6.5% to 3% and a federal tax refund that put nearly $40 billion into their wallets, consumers purchased big-ticket items such as new homes and cars. Consumer spending, prior to the events of September 11, not only helped the economy stay out of a recession, but also had the potential to lift the corporate sector out of its malaise. Yet in the aftermath of the September 11 attacks, nervous consumers curtailed their spending, thereby postponing any foreseeable recovery.

LOOKING AHEAD

     As the economic ramifications of the terrorist attacks continue to reverberate in the coming weeks and months, the economy faces many challenges. Despite the promise of additional interest rate cuts and a proposed economic stimulus package, consumer spending -- and hence the U.S. economy -- is expected to slow even further.
     During these uncertain times, it is important to remain patient -- and to make sure your portfolio is diversified. Diversification will not prevent losses in a bear market, but may reduce them, keeping you on track to reaching your long-term financial goals.
     History can also help guide investors. Since World War II, we have had nine recessions and three wars. Yet corporate earnings are up 63-fold and the stock market is up 71-fold. Many investors who stayed the course during those challenging times found that being patient led to strong results in their investment portfolios. Similarly, many experienced investors believe that stocks are currently undervalued, and are purchasing additional shares to benefit from an economic recovery.
     If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222. We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

   Sincerely,

   /s/ Michael J. Hogan

   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

                                                          PERFORMANCE HIGHLIGHTS

DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Disciplined Growth Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of larger companies.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Smith Asset Management Group, L.P.

FUND MANAGER
   Steve Smith, CFA

INCEPTION DATE
   10/15/97

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned (20.71)%(1) for the twelve-month period ended September 30, 2001. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%. The Fund's Institutional Class shares distributed no dividend income and $3.27 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The Fund's outperformance was driven by holdings in the financial services and health care sectors, which returned 8.1% and 24.2% respectively. Additionally, the Fund was moderately underweight in technology stocks. Among the stocks that contributed positively to Fund performance during the period were King Pharmaceuticals and Pepsi Bottling Group. King Pharmaceuticals, a manufacturer of branded pharmaceutical products, rose on the news that its drug, designed to reduce the risk of stroke and heart attack, received FDA approval. Pepsi Bottling Group, a distributor of Pepsi-Cola beverages and other brand name bottled products, rose on the strength of a 39% increase in net income over its previous year.
     One holding that impacted Fund performance negatively during the period was Sun Microsystems, the world's largest manufacturer of network servers, which fell amid concerns of slowing demand due to decreased technology related capital expenditures. Of the new positions that were added to the portfolio, two of the most successful were Progressive Corporation of Ohio and Ultramar Diamond Shamrock. We anticipate improved fundamentals for each of these companies, which should result in a succession of positive earnings surprises.

STRATEGIC OUTLOOK

     The immediate response to the attacks of September 11 was a drop in consumption and a rise in the cost of doing business both within the U.S. and abroad. The Federal Reserve Board responded to the attacks by lowering interest rates. The Bush Administration responded by proposing $130 billion in fiscal stimulus for 2002. Although these actions will most likely not be able to stave off a recession, they may contribute to an economic recovery that is sooner and stronger than would have previously been anticipated.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Institutional Class shares of the Wells Fargo Disciplined Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Disciplined Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                                        Excluding Sales Charge
                                                                    --------------------------------
                                                                     1-Year         Since Inception
   INSTITUTIONAL CLASS                                               (20.71)             2.05
   BENCHMARK
     S&P 500 INDEX                                                   (26.62)             3.75(3)

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                                  0.87
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)           21.4x
   PRICE TO BOOK RATIO                                     4.8x
   MEDIAN MARKET CAP ($B)                                  9.2
   NUMBER OF HOLDINGS                                       41
   PORTFOLIO TURNOVER                                      181%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
  1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(4)
   (as of September 30, 2001)
   LOCKHEED MARTIN CORPORATION               2.98%
   AUTOZONE, INCORPORATED                    2.82%
   GENERAL DYNAMICS CORPORATION              2.76%
   TENET HEALTHCARE CORPORATION              2.70%
   COUNTRYWIDE CREDIT IND                    2.69%
   PROGRESSIVE CORPORATION                   2.65%
   H & R BLOCK INCORPORATED                  2.59%
   UNITEDHEALTH GROUP INCORPORATED           2.51%
   DUKE ENERGY CORPORATION                   2.51%
   MCKESSON CORPORATION                      2.45%

[CHART OF SECTOR DISTRIBUTION]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
   Financial                         31%
   Health Care                       19%
   Technology                        11%
   Utilities                          8%
   Consumer Non-Cyclical              7%
   Consumer Cyclical                  5%
   Consumer Services                  5%
   Energy                             5%
   Cash                               4%
   Basic Materials                    2%
   Transportation                     2%
   Commercial Services                1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)
                                    Wells Fargo
                                     Disciplined
                                 Growth Fund - Class I S&P 500 Index
   10/15/97                               $10,000        $10,000
   10/31/97                               $ 9,300         $9,666
   11/30/97                               $ 9,520        $10,114
   12/31/97                               $ 9,539        $10,287
    1/31/98                               $ 9,359        $10,401
    2/28/98                               $10,120        $11,151
    3/31/98                               $10,580        $11,721
    4/30/98                               $10,750        $11,841
    5/31/98                               $10,450        $11,637
    6/30/98                               $10,750        $12,110
    7/31/98                               $10,510        $11,981
    8/31/98                               $ 8,888        $10,250
    9/30/98                               $ 9,349        $10,907
   10/31/98                               $ 9,859        $11,794
   11/30/98                               $10,210        $12,509
   12/31/98                               $11,141        $13,229
    1/31/99                               $11,341        $13,786
    2/28/99                               $10,971        $13,356
    3/31/99                               $11,031        $13,890
    4/30/99                               $11,511        $14,428
    5/31/99                               $11,421        $14,087
    6/30/99                               $11,801        $14,854
    7/31/99                               $11,811        $14,390
    8/31/99                               $11,591        $14,319
    9/30/99                               $11,421        $13,926
   10/31/99                               $11,721        $14,808
   11/30/99                               $11,801        $15,108
   12/31/99                               $12,317        $15,998
    1/31/00                               $11,468        $15,195
    2/29/00                               $11,785        $14,908
    3/31/00                               $13,257        $16,366
    4/30/00                               $13,216        $15,873
    5/31/00                               $12,899        $15,548
    6/30/00                               $13,390        $15,932
    7/31/00                               $13,114        $15,683
    8/31/00                               $14,361        $16,657
    9/30/00                               $13,666        $15,778
   10/31/00                               $13,707        $15,711
   11/30/00                               $12,776        $14,473
   12/31/00                               $13,044        $14,413
    1/31/01                               $13,030        $14,924
    2/28/01                               $12,339        $13,563
    3/31/01                               $11,540        $12,703
    4/30/01                               $12,597        $13,690
    5/31/01                               $12,800        $13,782
    6/30/01                               $12,448        $13,447
    7/31/01                               $12,258        $13,315
    8/31/01                               $11,811        $12,482
    9/30/01                               $10,836        $11,473

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of 10/15/97.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Core portfolio. See Notes to the Financial Statements for a discussion of the Core Trust.
(5)  Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Disciplined Growth Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISORS
   Wells Capital Management Incorporated
   Peregrine Capital Management, Inc.
   Smith Asset Management Group, L.P.
   Schroder Investment Management North America Inc.

FUND MANAGER
   Collectively Managed

INCEPTION DATE
   12/31/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (24.07)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%. The Fund's Class A shares distributed $0.17 per share in dividend income and $4.62 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The Fund benefited from a decision to reduce its overweight position in energy stocks to a more neutral stance just as oil prices peaked during the summer months. Meanwhile, the Fund also benefited from its holdings in health care stocks including managed care and medical device companies, while avoiding more speculative biotechnology companies. In a declining interest-rate environment, the Fund's financial services sector turned in a strong performance. However, conditions for retailers made positive stock selection very challenging in this sector.
     International markets underwent a series of challenges in 2001. The unraveling of technology, media and telecommunication shares that started in 2000 continued into 2002. Our modest increase in European stocks reflects our positive view on the direction of companies becoming more shareholder-friendly and the progress made on structural reform in Continental Europe. On the other hand, structural reform was disappointing in Japan despite a pro-reform change in political leadership.

STRATEGIC OUTLOOK

     Due to the September 11 terrorist attack on the financial and political centers of the United States, we expect the U.S. consumer will retrench and the economy may slip into recession. A U.S. recession may exacerbate the slowdown underway across the globe. However, we anticipate a potential recovery in economic growth beginning in mid-2002, as a result of lower interest rates and government spending. We also anticipate a possible reversal in sector performance over the next year in which telecommunication, technology and cyclical stocks should perform better during the anticipation of an economic recovery. The sectors that have served as shelters in this bear market, such as consumer staples, pharmaceuticals, financial services and utilities, will not likely perform as well as they have in 2001.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund's performance results.
    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                               Including Sales Charge              Excluding Sales Charge
                                              ----------------------------     -----------------------------
                                              1-Year     5-Year      10-Year    1-Year   5-Year       10-Year

   CLASS A                                    (28.43)      7.27       10.66    (24.07)     8.54       11.32
   CLASS B                                    (28.07)      7.42       10.49    (24.65)     7.72       10.49
   CLASS C                                    (25.33)      7.78       10.52    (24.64)     7.78       10.52
   INSTITUTIONAL CLASS                                                         (23.95)     8.58       11.34
   BENCHMARK
      S&P 500 INDEX                                                            (26.62)    10.23       12.70

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                                          0.90
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                   21.9x
   PRICE TO BOOK RATIO                                             3.4x
   MEDIAN MARKET CAP ($B)                                        18.36
   NUMBER OF HOLDINGS                                             1477
   PORTFOLIO TURNOVER                                               34%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF SEPTEMBER 30, 2001)
   PFIZER INCORPORATED                       2.66%
   AMERICAN INTERNATIONAL GROUP              2.52%
   MICROSOFT CORPORATION                     1.98%
   GENERAL ELECTRIC COMPANY                  1.60%
   IMS HEALTH INCORPORATED                   1.58%
   EXXON MOBIL CORPORATION                   1.56%
   IBM CORPORATION                           1.43%
   HOME DEPOT INCORPORATED                   1.43%
   PEPSICO INCORPORATED                      1.42%
   MEDTRONIC INCORPORATED                    1.31%

[CHART OF SECTOR DISTRIBUTION]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)
   Financial                         16%
   International                     15%
   Health Care                       13%
   Technology                        12%
   Consumer Non-Cyclical              7%
   Consumer Cyclical                  7%
   Commercial Services                7%
   Energy                             4%
   Basic Materials                    3%
   Consumer Services                  3%
   Industrials                        3%
   Utilities                          3%
   Telecommunications                 3%
   Cash                               3%
   Transportation                     1%

[CHART OF GROWTH OF $10,000 INVESTMENT (5)]

   GROWTH OF $10,000 INVESTMENT(5)
                           Wells Fargo                                   Wells Fargo
                       Diversified Equity                            Diversified Equity
                          Fund - Class A    S&P 500 Index              Fund - Class I
    9/30/91                    $9,425           $10,000                  $10,000
   10/31/91                    $9,644           $10,134                  $10,232
   11/30/91                    $9,328            $9,726                   $9,897
   12/31/91                   $10,362           $10,838                  $10,994
    1/31/92                   $10,274           $10,637                  $10,900
    2/29/92                   $10,290           $10,774                  $10,917
    3/31/92                   $10,029           $10,565                  $10,641
    4/30/92                   $10,140           $10,875                  $10,758
    5/31/92                   $10,276           $10,928                  $10,903
    6/30/92                    $9,991           $10,766                  $10,600
    7/31/92                   $10,336           $11,205                  $10,966
    8/31/92                   $10,144           $10,976                  $10,763
    9/30/92                   $10,235           $11,105                  $10,859
   10/31/92                   $10,303           $11,143                  $10,932
   11/30/92                   $10,735           $11,523                  $11,389
   12/31/92                   $10,853           $11,664                  $11,515
    1/31/93                   $10,863           $11,762                  $11,526
    2/28/93                   $10,784           $11,922                  $11,441
    3/31/93                   $11,173           $12,173                  $11,855
    4/30/93                   $10,911           $11,879                  $11,577
    5/31/93                   $11,280           $12,197                  $11,968
    6/30/93                   $11,226           $12,233                  $11,911
    7/31/93                   $11,296           $12,184                  $11,985
    8/31/93                   $11,808           $12,646                  $12,528
    9/30/93                   $11,849           $12,549                  $12,571
   10/31/93                   $12,042           $12,808                  $12,776
   11/30/93                   $11,786           $12,686                  $12,505
   12/31/93                   $12,171           $12,840                  $12,913
    1/31/94                   $12,581           $13,276                  $13,348
    2/28/94                   $12,328           $12,916                  $13,079
    3/31/94                   $11,765           $12,353                  $12,483
    4/30/94                   $11,894           $12,511                  $12,619
    5/31/94                   $12,001           $12,717                  $12,733
    6/30/94                   $11,614           $12,405                  $12,322
    7/31/94                   $11,994           $12,812                  $12,726
    8/31/94                   $12,593           $13,337                  $13,347
    9/30/94                   $12,355           $13,011                  $13,108
   10/31/94                   $12,580           $13,304                  $13,347
   11/30/94                   $12,109           $12,819                  $12,847
   12/31/94                   $12,271           $13,009                  $13,020
    1/31/95                   $12,406           $13,346                  $13,162
    2/28/95                   $12,792           $13,866                  $13,572
    3/31/95                   $13,206           $14,275                  $14,012
    4/30/95                   $13,559           $14,695                  $14,386
    5/31/95                   $13,979           $15,281                  $14,831
    6/30/95                   $14,416           $15,635                  $15,295
    7/31/95                   $15,048           $16,154                  $15,966
    8/31/95                   $15,098           $16,194                  $16,019
    9/30/95                   $15,681           $16,877                  $16,637
   10/31/95                   $15,412           $16,817                  $16,352
   11/30/95                   $15,933           $17,554                  $16,904
   12/31/95                   $16,068           $17,893                  $17,047
    1/31/96                   $16,526           $18,501                  $17,534
    2/29/96                   $16,836           $18,673                  $17,862
    3/31/96                   $17,059           $18,852                  $18,100
    4/30/96                   $17,537           $19,129                  $18,606
    5/31/96                   $17,942           $19,621                  $19,030
    6/30/96                   $17,877           $19,696                  $18,967
    7/31/96                   $17,008           $18,825                  $18,045
    8/31/96                   $17,355           $19,222                  $18,413
    9/30/96                   $18,282           $20,303                  $19,397
   10/31/96                   $18,405           $20,863                  $19,528
   11/30/96                   $19,562           $22,438                  $20,755
   12/31/96                   $19,357           $21,994                  $20,531
    1/31/97                   $20,294           $23,366                  $21,532
    2/28/97                   $20,288           $23,551                  $21,525
    3/31/97                   $19,463           $22,585                  $20,650
    4/30/97                   $20,282           $23,931                  $21,519
    5/31/97                   $21,665           $25,393                  $22,980
    6/30/97                   $22,680           $26,523                  $24,056
    7/31/97                   $24,246           $28,632                  $25,725
    8/31/97                   $23,006           $27,029                  $24,409
    9/30/97                   $24,365           $28,507                  $25,851
   10/31/97                   $23,374           $27,555                  $24,799
   11/30/97                   $23,991           $28,831                  $25,448
   12/31/97                   $24,327           $29,327                  $25,811
    1/31/98                   $24,607           $29,649                  $26,107
    2/28/98                   $26,345           $31,787                  $27,951
    3/31/98                   $27,499           $33,415                  $29,170
    4/30/98                   $27,905           $33,755                  $29,600
    5/31/98                   $27,315           $33,175                  $28,981
    6/30/98                   $28,191           $34,522                  $29,910
    7/31/98                   $27,702           $34,156                  $29,392
    8/31/98                   $23,617           $29,220                  $25,057
    9/30/98                   $24,829           $31,093                  $26,343
   10/31/98                   $26,491           $33,621                  $28,106
   11/30/98                   $28,064           $35,659                  $29,775
   12/31/98                   $29,766           $37,712                  $31,581
    1/31/99                   $30,626           $39,300                  $32,487
    2/28/99                   $29,740           $38,074                  $31,553
    3/31/99                   $30,795           $39,597                  $32,673
    4/30/99                   $31,941           $41,129                  $33,890
    5/31/99                   $31,433           $40,159                  $33,351
    6/30/99                   $33,153           $42,343                  $35,175
    7/31/99                   $32,469           $41,021                  $34,450
    8/31/99                   $32,111           $40,818                  $34,069
    9/30/99                   $31,277           $39,699                  $33,178
   10/31/99                   $32,795           $42,212                  $34,788
   11/30/99                   $33,740           $43,069                  $35,797
   12/31/99                   $35,851           $45,606                  $38,038
    1/31/00                   $34,324           $43,317                  $36,410
    2/29/00                   $34,317           $42,498                  $36,403
    3/31/00                   $37,200           $46,654                  $39,462
    4/30/00                   $36,305           $45,250                  $38,513
    5/31/00                   $35,493           $44,322                  $37,659
    6/30/00                   $36,477           $45,417                  $38,695
    7/31/00                   $35,927           $44,709                  $38,111
    8/31/00                   $37,888           $47,485                  $40,199
    9/30/00                   $36,278           $44,978                  $38,483
   10/31/00                   $36,346           $44,789                  $38,556
   11/30/00                   $34,117           $41,260                  $36,199
   12/31/00                   $35,175           $41,086                  $37,313
    1/31/01                   $35,744           $42,545                  $37,917
    2/28/01                   $32,877           $38,665                  $34,884
    3/31/01                   $30,588           $36,213                  $32,454
    4/30/01                   $33,037           $39,027                  $35,061
    5/31/01                   $33,105           $39,289                  $35,149
    6/30/01                   $32,263           $38,334                  $34,256
    7/31/01                   $31,778           $37,958                  $33,749
    8/31/01                   $30,231           $35,582                  $32,116
    9/30/01                   $27,547           $32,707                  $29,268

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISORS
   Wells Capital Management Incorporated
   Smith Asset Management Group, L.P.
   Peregrine Capital Management, Inc.

FUND MANAGER
   Collectively Managed

INCEPTION DATE
   12/31/97

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (12.70)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the Russell 2000 Index(2), which returned (21.21)% during the period. The Fund's Class A shares distributed no dividend income and $0.66 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The immediate response to the attacks of September 11 was a drop in consumption and a rise in the cost of doing business both within the U.S. and abroad. But even before the terrorist attacks the U.S. economy was slowing, an environment in which value stocks tend to outperform growth.
     The Fund's value slant explains, in part, its outperformance of the Russell 2000 Index, which is a mixture of the value and growth styles. Meanwhile, the Fund also benefited from its holdings in health care stocks including managed care and medical device companies, while avoiding more speculative biotechnology companies. In a declining interest-rate environment, the Fund's financial services sector turned in a strong performance. However, difficult conditions for retailers made positive stock selection very difficult in this sector.

STRATEGIC OUTLOOK

     The Federal Reserve Board responded to the September 11 attacks by lowering interest rates while the Bush Administration immediately proposed $130 billion in fiscal stimulus for 2002. Although these actions will most likely not be able to stave off a recession, they may contribute to an economic recovery that is sooner and stronger than would have been previously anticipated. Investors are forward looking and tend to affect share prices based on the earnings environment that they see six to twelve months into the future. Since World War II, the stock market has historically begun a strong advance three months prior to the end of a recession.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class Asales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses.
    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                           Including Sales Charge    Excluding Sales Charge
                                          -----------------------   -----------------------
                                           1-Year Since Inception   1-Year  Since Inception
   CLASS A                                 (17.72)    (2.28)        (12.70)    (0.72)
   CLASS B                                 (17.46)    (2.18)        (13.40)    (1.43)
   INSTITUTIONAL CLASS                                              (12.52)    (0.59)
   BENCHMARK
     RUSSELL 2000 INDEX                                             (21.21)    (0.81)(3)

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   --------------------------------------------------------------------
   BETA*                                                          0.71
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                   16.4x
   PRICE TO BOOK RATIO                                             1.9x
   MEDIAN MARKET CAP ($B)                                         0.57
   NUMBER OF HOLDINGS                                              803
   PORTFOLIO TURNOVER                                              113%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF SEPTEMBER 30, 2001)
   CONSTELLATION BRANDS, INCORPORATED        1.28%
   HENRY SCHEIN, INCORPORATED                1.03%
   ALLETE, INCORPORATED                      0.98%
   MIDATLANTIC MEDICAL SERVICES              0.93%
   D.R. HORTON, INCORPORATED                 0.83%
   COVENTRY HEALTH CARE, INCORPORATED        0.71%
   NVR, INCORPORATED                         0.70%
   JOY GLOBAL, INCORPORATED                  0.67%
   LANDAMERICA FINANCIAL GROUP               0.66%
   DORAL FINANCIAL CORPORATION               0.65%

[CHART OF SECTOR DISTRIBUTION (5)(AS OF SEPTEMBER 30, 2001)]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
   Financial                         18%
   Health Care                       15%
   Consumer Cyclical                 12%
   Technology                        11%
   Cash                               9%
   Basic Materials                    7%
   Consumer Services                  6%
   Energy                             4%
   Consumer Non-Cyclical              4%
   Utilities                          4%
   Commercial Services                4%
   Industrials                        3%
   Transportation                     3%

[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)

                           Wells Fargo                                   Wells Fargo
                       Diversified Small         Russell             Diversified Small
                       Cap Fund - Class A      2000 Index            Cap Fund - Class I
   12/31/97                    $9,425            $10,000                 $10,000
    1/31/98                    $9,312             $9,842                  $9,880
    2/28/98                   $10,075            $10,569                 $10,690
    3/31/98                   $10,527            $11,005                 $11,170
    4/30/98                   $10,574            $11,065                 $11,220
    5/31/98                    $9,915            $10,469                 $10,520
    6/30/98                    $9,849            $10,491                 $10,450
    7/31/98                    $9,104             $9,641                  $9,660
    8/31/98                    $7,163             $7,769                  $7,600
    9/30/98                    $7,512             $8,377                  $7,970
   10/31/98                    $7,853             $8,719                  $8,320
   11/30/98                    $8,253             $9,176                  $8,750
   12/31/98                    $8,619             $9,744                  $9,140
    1/31/99                    $8,530             $9,873                  $9,040
    2/28/99                    $7,782             $9,074                  $8,260
    3/31/99                    $7,684             $9,215                  $8,150
    4/30/99                    $8,218            $10,041                  $8,720
    5/29/99                    $8,476            $10,187                  $8,990
    6/30/99                    $8,948            $10,648                  $9,500
    7/31/99                    $8,895            $10,356                  $9,450
    8/31/99                    $8,547             $9,973                  $9,070
    9/30/99                    $8,494             $9,975                  $9,020
   10/31/99                    $8,485            $10,016                  $9,020
   11/30/99                    $8,823            $10,614                  $9,370
   12/31/99                    $9,447            $11,815                 $10,040
    1/31/00                    $9,010            $11,625                  $9,570
    2/29/00                    $9,785            $13,544                 $10,400
    3/31/00                   $10,123            $12,652                 $10,760
    4/30/00                   $10,061            $11,890                 $10,690
    5/31/00                    $9,732            $11,197                 $10,350
    6/30/00                   $10,168            $12,173                 $10,810
    7/31/00                    $9,892            $11,781                 $10,520
    8/31/00                   $10,756            $12,680                 $11,440
    9/30/00                   $10,506            $12,307                 $11,180
   10/31/00                   $10,417            $11,759                 $11,090
   11/30/00                    $9,562            $10,551                 $10,180
   12/31/00                   $10,532            $11,457                 $11,219
    1/31/01                   $10,777            $12,054                 $11,475
    2/28/01                   $10,343            $11,260                 $11,016
    3/31/01                    $9,871            $10,709                 $10,516
    4/30/01                   $10,570            $11,547                 $11,261
    5/31/01                   $10,796            $11,831                 $11,507
    6/30/01                   $11,080            $12,250                 $11,805
    7/31/01                   $10,834            $11,587                 $11,549
    8/31/01                   $10,513            $11,213                 $11,208
    9/30/01                    $9,172             $9,703                  $9,781

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of 12/31/97.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

EQUITY INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Dave Roberts, CFA
   Gary Dunn, CFA

INCEPTION DATE
   03/31/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (8.97)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%. The Fund slightly underperformed the Russell 1000 Value Index(3), which returned (8.91)%. The Fund's Class A shares distributed $0.36 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The Fund's overweight position in both health care and consumer staples sectors proved beneficial over the past year. The solid and steady earnings associated with both sectors, in the face of a slowing economy, attracted equity dollars and resulted in good relative performance. Specifically, shares of Johnson & Johnson rose after the company announced very positive news from its cardiac stent clinical trials in Europe. (A stent is a tubular device used to unclog arteries.) Sara Lee and PepsiCo both had strong returns as both companies continued their strategic acquisitions.
     The events of September 11 had a significant impact on several sectors including capital goods, consumer cyclicals and finance. United Technologies and Honeywell were negatively impacted by the terrorist attacks due to their aerospace exposure. Both companies offer good long-term potential as investors have focused far too much on the near term and appear to have ignored the companies' strong cash flow, attractive valuations and the eventual recovery in the aviation industry. Disney and American Express also were hurt by the attacks as concerns regarding traveler safety for both business and recreation purposes became an issue.

STRATEGIC OUTLOOK

     Eighteen months into the current stock market decline, we believe the market is more appropriately valued. Still, consumer and investor psychology are key to the economy and markets. A number of factors have provided some support for the economy, including the actions of the Federal Reserve Board to lower interest rates, falling energy prices and the partial recovery of the stock market since September 11. Certain Fund characteristics such as diversification, good current yield and attractive stock valuation should prove to be beneficial in the challenging period ahead.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                  Including Sales Charge           Excluding Sales Charge
                                            ---------------------------------   -----------------------------
                                              1-Year     5-Year       10-Year   1-Year    5-Year     10-Year
   CLASS A                                    (14.20)      7.92       11.32     (8.97)     9.20       11.98
   CLASS B                                    (14.18)      8.08       11.15     (9.67)     8.37       11.15
   CLASS C                                    (10.56)      8.36       11.14     (9.66)     8.36       11.14
   INSTITUTIONAL CLASS                                                          (8.75)     9.30       12.03
   BENCHMARKS
     S&P 500 INDEX                                                             (26.62)    10.23       12.70
     RUSSELL 1000 VALUE INDEX                                                   (8.91)    11.67       13.83

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                        0.65
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)    22.2x
   PRICE TO BOOK RATIO                           3.2x
   MEDIAN MARKET CAP ($B)                       38.6
   NUMBER OF HOLDINGS                             44
   PORTFOLIO TURNOVER                              3%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF SEPTEMBER 30, 2001)
   PEPSICO, INCORPORATED                     4.51%
   ST PAUL COMPANIES, INCORPORATED           4.25%
   IBM CORPORATION                           3.88%
   J P MORGAN CHASE & COMPANY                3.79%
   TXU CORPORATION                           3.74%
   EXXON MOBIL CORPORATION                   3.19%
   FORTUNE BRANDS, INCORPORATED              3.11%
   AMERICAN INTERNATIONAL GROUP              3.07%
   PHILIP MORRIS COMPANIES INCORPORATED      3.06%
   AMERICAN HOME PRODUCTS                    3.03%

[CHART OF SECTOR DISTRIBUTION]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
   Financial                         17%
   Consumer Non-Cyclical             14%
   Health Care                       12%
   Technology                         9%
   Energy                             8%
   Consumer Cyclical                  7%
   Basic Materials                    6%
   Industrials                        6%
   Commercial Services                6%
   Utilities                          5%
   Consumer Services                  4%
   Telecommunications                 4%
   Cash                               2%


[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)
                           Wells Fargo                              Wells Fargo
                          Equity Income                            Equity Income       Russell 1000
                         Fund - Class A       S&P 500 Index        Fund - Class I       Value Index
    9/30/91                    $9,425           $10,000                $10,000            $10,000
   10/31/91                    $9,519           $10,134                $10,099            $10,166
   11/30/91                    $9,183            $9,726                 $9,743             $9,644
   12/31/91                   $10,184           $10,838                $10,805            $10,453
    1/31/92                    $9,909           $10,637                $10,514            $10,470
    2/29/92                    $9,981           $10,774                $10,590            $10,727
    3/31/92                    $9,937           $10,565                $10,543            $10,570
    4/30/92                   $10,258           $10,875                $10,884            $11,027
    5/31/92                   $10,260           $10,928                $10,886            $11,081
    6/30/92                   $10,101           $10,766                $10,718            $11,013
    7/31/92                   $10,592           $11,205                $11,238            $11,414
    8/31/92                   $10,350           $10,976                $10,982            $11,064
    9/30/92                   $10,437           $11,105                $11,074            $11,217
   10/31/92                   $10,382           $11,143                $11,015            $11,227
   11/30/92                   $10,679           $11,523                $11,330            $11,595
   12/31/92                   $10,745           $11,664                $11,400            $11,873
    1/31/93                   $10,661           $11,762                $11,311            $12,218
    2/28/93                   $10,839           $11,922                $11,500            $12,644
    3/31/93                   $11,190           $12,173                $11,873            $13,017
    4/30/93                   $11,032           $11,879                $11,705            $12,850
    5/31/93                   $11,350           $12,197                $12,043            $13,109
    6/30/93                   $11,271           $12,233                $11,959            $13,400
    7/31/93                   $11,254           $12,184                $11,940            $13,547
    8/31/93                   $11,702           $12,646                $12,416            $14,036
    9/30/93                   $11,585           $12,549                $12,291            $14,060
   10/31/93                   $11,646           $12,808                $12,356            $14,049
   11/30/93                   $11,485           $12,686                $12,186            $13,756
   12/31/93                   $11,565           $12,840                $12,270            $14,019
    1/31/94                   $11,878           $13,276                $12,603            $14,546
    2/28/94                   $11,523           $12,916                $12,226            $14,050
    3/31/94                   $11,041           $12,353                $11,714            $13,526
    4/30/94                   $11,198           $12,511                $11,881            $13,786
    5/31/94                   $11,486           $12,717                $12,186            $13,946
    6/30/94                   $11,213           $12,405                $11,897            $13,611
    7/31/94                   $11,526           $12,812                $12,229            $14,034
    8/31/94                   $12,276           $13,337                $13,025            $14,439
    9/30/94                   $12,074           $13,011                $12,811            $13,961
   10/31/94                   $12,311           $13,304                $13,062            $14,155
   11/30/94                   $11,953           $12,819                $12,683            $13,584
   12/31/94                   $12,102           $13,009                $12,840            $13,742
    1/31/95                   $12,457           $13,346                $13,217            $14,165
    2/28/95                   $12,993           $13,866                $13,786            $14,726
    3/31/95                   $13,342           $14,275                $14,156            $15,050
    4/28/95                   $13,749           $14,695                $14,588            $15,526
    5/31/95                   $14,272           $15,281                $15,143            $16,178
    6/30/95                   $14,369           $15,635                $15,245            $16,396
    7/31/95                   $14,737           $16,154                $15,636            $16,967
    8/31/95                   $14,808           $16,194                $15,711            $17,206
    9/29/95                   $15,583           $16,877                $16,533            $17,829
   10/31/95                   $15,512           $16,817                $16,458            $17,652
   11/30/95                   $16,358           $17,554                $17,356            $18,546
   12/29/95                   $16,752           $17,893                $17,775            $19,011
    1/31/96                   $17,344           $18,501                $18,402            $19,604
    2/29/96                   $17,443           $18,673                $18,507            $19,753
    3/31/96                   $17,646           $18,852                $18,723            $20,089
    4/30/96                   $17,900           $19,129                $18,992            $20,165
    5/31/96                   $18,326           $19,621                $19,444            $20,417
    6/30/96                   $18,525           $19,696                $19,649            $20,434
    7/31/96                   $17,785           $18,825                $18,870            $19,661
    8/31/96                   $18,025           $19,222                $19,125            $20,224
    9/30/96                   $18,820           $20,303                $19,968            $21,028
   10/31/96                   $19,175           $20,863                $20,345            $21,842
   11/30/96                   $20,523           $22,438                $21,783            $23,426
   12/31/96                   $20,144           $21,994                $21,373            $23,126
    1/31/97                   $21,140           $23,366                $22,423            $24,248
    2/28/97                   $21,443           $23,551                $22,751            $24,604
    3/31/97                   $20,768           $22,585                $22,035            $23,718
    4/30/97                   $21,437           $23,931                $22,745            $24,714
    5/31/97                   $22,432           $25,393                $23,800            $26,096
    6/30/97                   $23,391           $26,523                $24,811            $27,216
    7/31/97                   $24,940           $28,632                $26,454            $29,262
    8/31/97                   $23,732           $27,029                $25,173            $28,220
    9/30/97                   $24,933           $28,507                $26,454            $29,925
   10/31/97                   $24,160           $27,555                $25,634            $29,090
   11/30/97                   $25,313           $28,831                $26,857            $30,376
   12/31/97                   $25,798           $29,327                $27,365            $31,263
    1/31/98                   $25,833           $29,649                $27,410            $30,819
    2/28/98                   $27,565           $31,787                $29,247            $32,893
    3/31/98                   $29,016           $33,415                $30,787            $34,906
    4/30/98                   $29,283           $33,755                $31,062            $35,140
    5/31/98                   $28,855           $33,175                $30,609            $34,620
    6/30/98                   $29,314           $34,522                $31,095            $35,063
    7/31/98                   $28,478           $34,156                $30,216            $34,446
    8/31/98                   $24,901           $29,220                $26,413            $29,320
    9/30/98                   $26,274           $31,093                $27,877            $31,003
   10/31/98                   $28,142           $33,621                $29,852            $33,406
   11/30/98                   $29,465           $35,659                $31,255            $34,963
   12/31/98                   $30,395           $37,712                $32,250            $36,151
    1/31/99                   $30,309           $39,300                $32,159            $36,441
    2/28/99                   $30,380           $38,074                $32,227            $35,927
    3/31/99                   $31,567           $39,597                $33,486            $36,671
    4/30/99                   $33,195           $41,129                $35,221            $40,096
    5/29/99                   $33,109           $40,159                $35,122            $39,655
    6/30/99                   $34,466           $42,343                $36,569            $40,805
    7/31/99                   $33,550           $41,021                $35,597            $39,609
    8/31/99                   $32,992           $40,818                $34,997            $38,139
    9/30/99                   $31,732           $39,699                $33,661            $36,808
   10/31/99                   $32,608           $42,212                $34,590            $38,929
   11/30/99                   $32,853           $43,069                $34,858            $38,625
   12/31/99                   $32,907           $45,606                $34,921            $38,810
    1/31/00                   $31,248           $43,317                $33,168            $37,545
    2/29/00                   $28,859           $42,498                $30,640            $34,756
    3/31/00                   $31,744           $46,654                $33,714            $38,996
    4/30/00                   $31,589           $45,250                $33,557            $38,543
    5/31/00                   $32,106           $44,322                $34,106            $38,948
    6/30/00                   $31,354           $45,417                $33,313            $37,168
    7/31/00                   $30,724           $44,709                $32,652            $37,633
    8/31/00                   $32,448           $47,485                $34,492            $39,725
    9/30/00                   $32,103           $44,978                $34,130            $40,091
   10/31/00                   $32,958           $44,789                $35,048            $41,077
   11/30/00                   $31,799           $41,260                $33,824            $39,553
   12/31/00                   $33,448           $41,086                $35,585            $41,534
    1/31/01                   $33,425           $42,545                $35,568            $41,692
    2/28/01                   $32,442           $38,665                $34,531            $40,533
    3/31/01                   $30,624           $36,213                $32,601            $39,102
    4/30/01                   $32,662           $39,027                $34,779            $41,018
    5/31/01                   $33,248           $39,289                $35,403            $41,941
    6/30/01                   $32,275           $38,334                $34,380            $41,010
    7/31/01                   $31,923           $37,958                $34,013            $40,924
    8/31/01                   $31,242           $35,582                $33,296            $39,283
    9/30/01                   $29,224           $32,707                $31,143            $36,518

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Core portfolio. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/25/84

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (27.03)%(2) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned (26.62)% during the period. The Fund's Class A shares distributed $0.35 per share in dividend income and $9.42 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     Even prior to the September 11 terrorist attacks, the economic slowdown and recession expectations adversely affected the performance of the equity markets as well as the Fund. The Federal Reserve Board (the Fed) aggressively lowered interest rates to counter this trend. Between October 1, 2000, and September 30, 2001, the Fed lowered interest rates a total of 3.50 percentage points. At 2.5%, the federal funds rate is at its lowest level since the early 1960s.
     The Fund's performance reflects the overall performance of the common stocks within the S&P 500 Index. As such, the Fund's better performing stocks were in the beverages, consumer staples, defense and health care sectors -- areas that tend not to be affected by the ups and downs of the economy. In contrast, economically sensitive areas such as autos, capital goods, financial services, media and technology did not perform well.

STRATEGIC OUTLOOK

     Consumer and investor psychology are key factors for the economy and markets. A number of factors have provided some support for the economy, including the actions of the Fed, falling energy prices and the partial recovery of the stock market. However, layoffs continue at very high levels and corporate profit growth is weak. Fed actions and government spending should eventually boost the economy, although the terrorist attacks have, at a minimum, delayed the recovery.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class A shares of the Fund prior to January 1, 1992, reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

AVERAGE ANNUAL TOTAL RETURN(2)(%) (AS OF SEPTEMBER 30, 2001)

                                               Including Sales Charge         Excluding Sales Charge
                                           ------------------------------  ------------------------------
                                            1-Year      5-Year    10-Year  1-Year    5-Year     10-Year
   CLASS A                                  (31.22)      8.07      11.02   (27.03)    9.36       11.68
   CLASS B                                  (30.76)      8.28      10.99   (27.57)    8.57       10.99
   BENCHMARK
     S&P 500 INDEX                                                         (26.62)   10.23       12.70

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                           1.00
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)    23.8x
   PRICE TO BOOK RATIO                              3.3x
   MEDIAN MARKET CAP. ($B)                          8.0
   5 YEAR EARNINGS GROWTH (HISTORIC)               15.3%
   NUMBER OF HOLDINGS                               504
   PORTFOLIO TURNOVER                                 4%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF SEPTEMBER 30, 2001)
   GENERAL ELECTRIC COMPANY                  3.70%
   MICROSOFT CORPORATION                     2.76%
   EXXON MOBIL CORPORATION                   2.72%
   PFIZER, INCORPORATED                      2.53%
   WAL-MART STORES, INCORPORATED             2.21%
   AMERICAN INTERNATIONAL GROUP              2.05%
   CITIGROUP, INCORPORATED                   2.04%
   JOHNSON & JOHNSON                         1.68%
   IBM CORPORATION                           1.60%
   SBC COMMUNICATIONS, INCORPORATED          1.59%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)
   Financial                           19%
   Health Care                         15%
   Technology                          15%
   Consumer Non-Cyclical                8%
   Consumer Cyclical                    7%
   Cash                                 6%
   Energy                               6%
   Telecommunications                   6%
   Consumer Services                    5%
   Basic Materials                      3%
   Commercial Services                  3%
   Industrials                          3%
   Utilities                            3%
   Transportation                       1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(5)
                            Wells Fargo Equity Index Fund - Class A    S&P 500 Index
        9/30/91                           $9,425                         $10,000
       10/31/91                           $9,544                         $10,134
       11/30/91                           $9,158                          $9,726
       12/31/91                          $10,188                         $10,838
        1/31/92                           $9,990                         $10,637
        2/29/92                          $10,111                         $10,774
        3/31/92                           $9,909                         $10,565
        4/30/92                          $10,189                         $10,875
        5/31/92                          $10,229                         $10,928
        6/30/92                          $10,072                         $10,766
        7/31/92                          $10,472                         $11,205
        8/31/92                          $10,252                         $10,976
        9/30/92                          $10,363                         $11,105
       10/31/92                          $10,390                         $11,143
       11/30/92                          $10,734                         $11,523
       12/31/92                          $10,859                         $11,664
        1/31/93                          $10,939                         $11,762
        2/28/93                          $11,081                         $11,922
        3/31/93                          $11,303                         $12,173
        4/30/93                          $11,025                         $11,879
        5/31/93                          $11,306                         $12,197
        6/30/93                          $11,329                         $12,233
        7/31/93                          $11,274                         $12,184
        8/31/93                          $11,689                         $12,646
        9/30/93                          $11,591                         $12,549
       10/31/93                          $11,819                         $12,808
       11/30/93                          $11,696                         $12,686
       12/31/93                          $11,827                         $12,840
        1/31/94                          $12,218                         $13,276
        2/28/94                          $11,881                         $12,916
        3/31/94                          $11,356                         $12,353
        4/30/94                          $11,493                         $12,511
        5/31/94                          $11,670                         $12,717
        6/30/94                          $11,379                         $12,405
        7/31/94                          $11,741                         $12,812
        8/31/94                          $12,208                         $13,337
        9/30/94                          $11,905                         $13,011
       10/31/94                          $12,160                         $13,304
       11/30/94                          $11,712                         $12,819
       12/31/94                          $11,876                         $13,009
        1/31/95                          $12,171                         $13,346
        2/28/95                          $12,636                         $13,866
        3/31/95                          $12,996                         $14,275
        4/28/95                          $13,364                         $14,695
        5/31/95                          $13,884                         $15,281
        6/30/95                          $14,191                         $15,635
        7/31/95                          $14,649                         $16,154
        8/31/95                          $14,675                         $16,194
        9/29/95                          $15,276                         $16,877
       10/31/95                          $15,214                         $16,817
       11/30/95                          $15,861                         $17,554
       12/29/95                          $16,151                         $17,893
        1/31/96                          $16,684                         $18,501
        2/29/96                          $16,829                         $18,673
        3/31/96                          $16,977                         $18,852
        4/30/96                          $17,212                         $19,129
        5/31/96                          $17,634                         $19,621
        6/30/96                          $17,688                         $19,696
        7/31/96                          $16,896                         $18,825
        8/31/96                          $17,233                         $19,222
        9/30/96                          $18,186                         $20,303
       10/31/96                          $18,670                         $20,863
       11/30/96                          $20,055                         $22,438
       12/31/96                          $19,649                         $21,994
        1/31/97                          $20,847                         $23,366
        2/28/97                          $20,993                         $23,551
        3/31/97                          $20,119                         $22,585
        4/30/97                          $21,299                         $23,931
        5/31/97                          $22,573                         $25,393
        6/30/97                          $23,576                         $26,523
        7/31/97                          $25,405                         $28,632
        8/31/97                          $23,970                         $27,029
        9/30/97                          $25,257                         $28,507
       10/31/97                          $24,397                         $27,555
       11/30/97                          $25,497                         $28,831
       12/31/97                          $25,915                         $29,327
        1/31/98                          $26,186                         $29,649
        2/28/98                          $28,056                         $31,787
        3/31/98                          $29,471                         $33,415
        4/30/98                          $29,752                         $33,755
        5/31/98                          $29,219                         $33,175
        6/30/98                          $30,405                         $34,522
        7/31/98                          $30,064                         $34,156
        8/31/98                          $25,712                         $29,220
        9/30/98                          $27,344                         $31,093
       10/31/98                          $29,525                         $33,621
       11/30/98                          $31,298                         $35,659
       12/31/98                          $33,086                         $37,712
        1/31/99                          $34,441                         $39,300
        2/28/99                          $33,355                         $38,074
        3/31/99                          $34,665                         $39,597
        4/30/99                          $35,988                         $41,129
        5/29/99                          $35,116                         $40,159
        6/30/99                          $37,034                         $42,343
        7/31/99                          $35,865                         $41,021
        8/31/99                          $35,670                         $40,818
        9/30/99                          $34,676                         $39,699
       10/31/99                          $36,855                         $42,212
       11/30/99                          $37,565                         $43,069
       12/31/99                          $39,742                         $45,606
        1/31/00                          $37,722                         $43,317
        2/29/00                          $36,989                         $42,498
        3/31/00                          $40,558                         $46,654
        4/30/00                          $39,313                         $45,250
        5/31/00                          $38,483                         $44,322
        6/30/00                          $39,400                         $45,417
        7/31/00                          $38,796                         $44,709
        8/31/00                          $41,176                         $47,485
        9/30/00                          $38,985                         $44,978
       10/31/00                          $38,796                         $44,789
       11/30/00                          $35,721                         $41,260
       12/31/00                          $35,881                         $41,086
        1/31/01                          $37,130                         $42,545
        2/28/01                          $33,761                         $38,665
        3/31/01                          $31,603                         $36,213
        4/30/01                          $34,049                         $39,027
        5/31/01                          $34,259                         $39,289
        6/30/01                          $33,404                         $38,334
        7/31/01                          $33,057                         $37,958
        8/31/01                          $30,968                         $35,582
        9/30/01                          $28,449                         $32,707

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(4) Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

EQUITY VALUE FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Allan White
   Gregg Giboney, CFA

INCEPTION DATE
   07/02/90

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (16.07)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%. The Fund underperformed the Russell 1000 Value Index(3), which returned (8.91)%. The Fund's Class A shares distributed no dividend income and $1.83 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     Economic conditions slowed significantly during the period. In addition to the technology bubble, much of the weakness stemmed from previous over-investment and excess consumption in other areas of the economy. In reaction, job growth weakened, corporate capital expenditures fell dramatically, and profit expectations were cut sharply. Consumer strength, one of the few positive indicators for most of the period, eventually softened. An aggressive campaign on behalf of the Federal Reserve Board (the
   Fed) to stimulate economic growth by easing rates had little effect on the downturn. On September 11, the terrorist attacks dealt an additional economic and psychological blow to the markets. The Fed provided additional rate and monetary assistance, while the Government set into motion numerous fiscal stimulus plans.
     Most of the decline for both the Fund and the markets is explained by the severe economic slowdown, which not only cut into profits, but also severely cut rich equity valuations that existed at the beginning of the period. Within the Fund, communication services and consumer staples were the best sectors, while most of the underperformance came from the financial services, technology, and utility sectors. In terms of individual Fund holdings, the best performers were General Dynamics, Family Dollar, Lowes, and Teva Pharmaceuticals. The poorest performers were Molex, Cypress Semiconductor, Morgan Stanley, and Mirant. In the coming months, we intend to continue to invest in equity securities that we believe are undervalued in relation to the overall stock markets.

STRATEGIC OUTLOOK

     Assuming the outcome of current U.S. military activity is favorable, the economy and equity markets should perform better based on the positive positioning of monetary, fiscal and interest rate factors. We anticipate that the eventual outcome should be positive and become visible over the next twelve months. This should also provide the basis for positive market returns that generally start from depressed prices.
----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Value Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Equity Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown for the Class B shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                               Including Sales Charges        Excluding Sales Charges
                                           ---------------------------------  ----------------------------
                                            1-Year         5-Year    10-Year   1-Year       5-Year    10-Year
   CLASS A                                    (20.87)       4.65       9.45    (16.07)       5.89     10.11
   CLASS B                                    (20.29)       4.93       9.38    (16.70)       5.18      9.38
   CLASS C                                    (17.34)       5.18       9.38    (16.62)       5.18      9.38
   INSTITUTIONAL CLASS                                                         (15.92)       6.04     10.24
   BENCHMARK
     S&P 500 INDEX                                                             (26.62)      10.23     12.70
     RUSSELL 1000 VALUE INDEX                                                   (8.91)      11.67     13.83

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                     0.74
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.) 18.8x
   PRICE TO BOOK RATIO                        2.9x
   MEDIAN MARKET CAP ($B)                      26
   NUMBER OF HOLDINGS                          71
   PORTFOLIO TURNOVER                         103%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF SEPTEMBER 30, 2001)
   CITIGROUP, INCORPORATED                   5.65%
   TYCO INTERNATIONAL LIMITED                3.41%
   PHILIP MORRIS COMPANIES, INCORPORATED     3.18%
   IBM CORPORATION                           2.80%
   MORGAN STANLEY DEAN WITTER                2.67%
   GENERAL ELECTRIC COMPANY                  2.52%
   AMERICAN INTERNATIONAL GROUP              2.06%
   ANADARKO PETROLEUM CORPORATION            2.05%
   LEHMAN BROTHERS HOLDINGS                  2.05%
   FHLMC                                     2.02%

[CHART OF SECRTOR DISTRIBUTION]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Financial                           28%
Energy                               9%
Health Care                          9%
Consumer Non-Cyclical                8%
Technology                           8%
Cash                                 7%
Telecommunications                   5%
Utilities                            5%
Basic Materials                      4%
Commercial Services                  4%
Consumer Cyclical                    4%
Consumer Services                    4%
Industrials                          4%
Transportation                       1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)
              Wells Fargo Equity Value Fund      S&P 500 Index   Wells Fargo Equity Value Fund  Russell 1000 Value Index
                        - Class A                                       - Class I
  9/30/91                 $9,425                    $10,000              $10,000                      $10,000
 10/31/91                 $9,486                    $10,134              $10,067                      $10,166
 11/30/91                 $8,909                     $9,726               $9,455                       $9,644
 12/31/91                 $9,832                    $10,838              $10,434                      $10,453
  1/31/92                 $9,971                    $10,637              $10,582                      $10,470
  2/29/92                $10,156                    $10,774              $10,778                      $10,727
  3/31/92                $10,026                    $10,565              $10,640                      $10,570
  4/30/92                $10,268                    $10,875              $10,896                      $11,027
  5/31/92                $10,147                    $10,928              $10,768                      $11,081
  6/30/92                 $9,952                    $10,766              $10,562                      $11,013
  7/31/92                $10,251                    $11,205              $10,879                      $11,414
  8/31/92                 $9,906                    $10,976              $10,512                      $11,064
  9/30/92                $10,065                    $11,105              $10,681                      $11,217
 10/31/92                $10,187                    $11,143              $10,811                      $11,227
 11/30/92                $10,628                    $11,523              $11,279                      $11,595
 12/31/92                $10,869                    $11,664              $11,534                      $11,873
  1/31/93                $11,275                    $11,762              $11,965                      $12,218
  2/28/93                $11,458                    $11,922              $12,160                      $12,644
  3/31/93                $11,903                    $12,173              $12,632                      $13,017
  4/30/93                $11,709                    $11,879              $12,426                      $12,850
  5/31/93                $12,097                    $12,197              $12,838                      $13,109
  6/30/93                $12,243                    $12,233              $12,993                      $13,400
  7/31/93                $12,379                    $12,184              $13,137                      $13,547
  8/31/93                $12,954                    $12,646              $13,748                      $14,036
  9/30/93                $12,906                    $12,549              $13,696                      $14,060
 10/31/93                $13,121                    $12,808              $13,925                      $14,049
 11/30/93                $13,082                    $12,686              $13,883                      $13,756
 12/31/93                $13,675                    $12,840              $14,512                      $14,019
  1/31/94                $14,261                    $13,276              $15,135                      $14,546
  2/28/94                $14,117                    $12,916              $14,982                      $14,050
  3/31/94                $13,503                    $12,353              $14,330                      $13,526
  4/30/94                $13,558                    $12,511              $14,389                      $13,786
  5/31/94                $13,692                    $12,717              $14,530                      $13,946
  6/30/94                $13,408                    $12,405              $14,230                      $13,611
  7/31/94                $13,699                    $12,812              $14,538                      $14,034
  8/31/94                $14,135                    $13,337              $15,000                      $14,439
  9/30/94                $13,872                    $13,011              $14,722                      $13,961
 10/31/94                $13,794                    $13,304              $14,639                      $14,155
 11/30/94                $13,300                    $12,819              $14,114                      $13,584
 12/31/94                $13,441                    $13,009              $14,264                      $13,742
  1/31/95                $13,297                    $13,346              $14,111                      $14,165
  2/28/95                $13,813                    $13,866              $14,659                      $14,726
  3/31/95                $14,173                    $14,275              $15,041                      $15,050
  4/28/95                $14,559                    $14,695              $15,451                      $15,526
  5/31/95                $15,006                    $15,281              $15,925                      $16,178
  6/30/95                $15,103                    $15,635              $16,028                      $16,396
  7/31/95                $15,722                    $16,154              $16,685                      $16,967
  8/31/95                $15,783                    $16,194              $16,750                      $17,206
  9/29/95                $16,172                    $16,877              $17,163                      $17,829
 10/31/95                $15,819                    $16,817              $16,801                      $17,652
 11/30/95                $16,514                    $17,554              $17,551                      $18,546
 12/29/95                $16,682                    $17,893              $17,740                      $19,011
  1/31/96                $16,988                    $18,501              $18,078                      $19,604
  2/29/96                $17,204                    $18,673              $18,309                      $19,753
  3/31/96                $17,663                    $18,852              $18,810                      $20,089
  4/30/96                $18,020                    $19,129              $19,204                      $20,165
  5/31/96                $18,288                    $19,621              $19,502                      $20,417
  6/30/96                $18,136                    $19,696              $19,340                      $20,434
  7/31/96                $17,329                    $18,825              $18,467                      $19,661
  8/31/96                $17,752                    $19,222              $18,917                      $20,224
  9/30/96                $18,532                    $20,303              $19,764                      $21,028
 10/31/96                $19,439                    $20,863              $20,748                      $21,842
 11/30/96                $20,991                    $22,438              $22,404                      $23,426
 12/31/96                $21,076                    $21,994              $22,489                      $23,126
  1/31/97                $21,891                    $23,366              $23,374                      $24,248
  2/28/97                $22,232                    $23,551              $23,721                      $24,604
  3/31/97                $21,428                    $22,585              $22,873                      $23,718
  4/30/97                $22,052                    $23,931              $23,539                      $24,714
  5/31/97                $23,759                    $25,393              $25,361                      $26,096
  6/30/97                $24,683                    $26,523              $26,358                      $27,216
  7/31/97                $26,678                    $28,632              $28,489                      $29,262
  8/31/97                $25,710                    $27,029              $27,471                      $28,220
  9/30/97                $26,718                    $28,507              $28,544                      $29,925
 10/31/97                $25,330                    $27,555              $27,061                      $29,090
 11/30/97                $26,136                    $28,831              $27,922                      $30,376
 12/31/97                $26,835                    $29,327              $28,666                      $31,263
  1/31/98                $26,685                    $29,649              $28,523                      $30,819
  2/28/98                $28,739                    $31,787              $30,718                      $32,893
  3/31/98                $30,375                    $33,415              $32,487                      $34,906
  4/30/98                $30,057                    $33,755              $32,129                      $35,140
  5/31/98                $29,572                    $33,175              $31,628                      $34,620
  6/30/98                $29,433                    $34,522              $31,473                      $35,063
  7/31/98                $27,823                    $34,156              $29,750                      $34,446
  8/31/98                $23,898                    $29,220              $25,552                      $29,320
  9/30/98                $25,130                    $31,093              $26,880                      $31,003
 10/31/98                $26,729                    $33,621              $28,592                      $33,406
 11/30/98                $27,857                    $35,659              $29,817                      $34,963
 12/31/98                $28,628                    $37,712              $30,647                      $36,151
  1/31/99                $28,299                    $39,300              $30,275                      $36,441
  2/28/99                $27,293                    $38,074              $29,199                      $35,927
  3/31/99                $27,686                    $39,597              $29,626                      $36,671
  4/30/99                $29,887                    $41,129              $31,982                      $40,096
  5/29/99                $29,135                    $40,159              $31,197                      $39,655
  6/30/99                $30,250                    $42,343              $32,380                      $40,805
  7/31/99                $29,001                    $41,021              $31,062                      $39,609
  8/31/99                $27,329                    $40,818              $29,271                      $38,139
  9/30/99                $26,221                    $39,699              $28,095                      $36,808
 10/31/99                $27,638                    $42,212              $29,593                      $38,929
 11/30/99                $27,546                    $43,069              $29,515                      $38,625
 12/31/99                $28,007                    $45,606              $30,023                      $38,810
  1/31/00                $27,333                    $43,317              $29,277                      $37,545
  2/29/00                $26,117                    $42,498              $27,973                      $34,756
  3/31/00                $28,595                    $46,654              $30,629                      $38,996
  4/30/00                $28,052                    $45,250              $30,046                      $38,543
  5/31/00                $27,987                    $44,322              $29,976                      $38,948
  6/30/00                $27,399                    $45,417              $29,369                      $37,168
  7/31/00                $27,943                    $44,709              $29,953                      $37,633
  8/31/00                $30,248                    $47,485              $32,425                      $39,725
  9/30/00                $29,400                    $44,978              $31,516                      $40,091
 10/31/00                $29,596                    $44,789              $31,726                      $41,077
 11/30/00                $27,921                    $41,260              $29,953                      $39,553
 12/31/00                $28,936                    $41,086              $31,040                      $41,534
  1/31/01                $29,591                    $42,545              $31,743                      $41,692
  2/28/01                $28,558                    $38,665              $30,661                      $40,533
  3/31/01                $27,197                    $36,213              $29,174                      $39,102
  4/30/01                $28,810                    $39,027              $30,932                      $41,018
  5/31/01                $29,289                    $39,289              $31,445                      $41,941
  6/30/01                $28,381                    $38,334              $30,472                      $41,010
  7/31/01                $28,180                    $37,958              $30,256                      $40,924
  8/31/01                $26,566                    $35,582              $28,525                      $39,283
  9/30/01                $24,676                    $32,707              $26,497                      $36,518

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those
Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Equity Value Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Deborah Meacock

INCEPTION DATE
   08/02/90

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (36.26)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (26.62)% during the period. The Fund's Class A shares distributed no dividend income and $4.13 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The majority of the Fund's underperformance came early in 2001, as evidence of a slowing economy became apparent. Faced with slower revenue growth, the business sector trimmed its capital spending budgets in an effort to cut costs. This move significantly affected major technology and capital goods stocks. The technology sector experienced some of its worst declines in years, marking an end to a very long bull market. The Fund also entered the year with an overweight position in health care, traditionally a safe haven in a weak economy. Major drug stocks, however, sold off sharply in January as investors tried to assess the impact of possible Medicare prescription drug coverage as an additional benefit.
     In response to the economic slowdown and contraction in capital spending, the Fund trimmed its exposure to the technology and capital goods sectors throughout the year and reallocated to consumer staples, retail and selected health care holdings. Some energy holdings were also trimmed, but the Fund still maintains a slight overweight of energy holdings relative to its benchmark.

STRATEGIC OUTLOOK

     A large restraint to the financial markets is the high level of uncertainty surrounding the war on terrorism and its economic impacts. Because the environment of economic uncertainty has increased following the September 11 terrorists attacks, the Fund expects to focus on companies with strong balance sheets and income statements in more stable areas of the economy better able to weather economic weakness. At the same time, we believe that the fiscal and monetary support, both in the U.S. and globally, should ultimately help the economy and markets to recover. We intend to focus on positioning the Fund for the anticipated better times ahead.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                               Including Sales Charge         Excluding Sales Charge
                                          ---------------------------------  ------------------------------
                                              1-Year      5-Year    10-Year  1-Year     5-Year     10-Year
   CLASS A                                    (39.92)      3.74      8.73    (36.26)     4.97        9.37
   CLASS B                                    (39.23)      4.00      8.67    (36.69)     4.22        8.67
   INSTITUTIONAL CLASS                                                       (36.19)     5.09        9.41
   BENCHMARK
     S&P 500 INDEX                                                           (26.62)    10.23       12.70

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                      1.08
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)  25.6x
   PRICE TO BOOK RATIO                         4.3x
   MEDIAN MARKET CAP. ($B)                    30.5
   NUMBER OF HOLDINGS                           72
   PORTFOLIO TURNOVER                           80%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF SEPTEMBER 30, 2001)
   GENERAL ELECTRIC COMPANY                  4.95%
   EXXON MOBIL CORPORATION                   4.55%
   PFIZER, INCORPORATED                      4.19%
   CITIGROUP, INCORPORATED                   3.87%
   TYCO INTERNATIONAL LIMITED                3.75%
   MICROSOFT CORPORATION                     3.53%
   TARGET CORPORATION                        3.20%
   AMERICAN INTERNATIONAL GROUP              3.17%
   PEPSICO, INCORPORATED                     3.09%
   FNMA                                      2.89%

[CHART OF SECTOR DISTRIBUTION]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)
Financial                           21%
Health Care                         20%
Technology                          12%
Consumer Cyclical                    9%
Energy                               9%
Consumer Non-Cyclical                7%
Industrials                          5%
Commercial Services                  4%
Consumer Services                    4%
Cash                                 3%
Telecommunications                   3%
Basic Materials                      2%
Utilities                            1%

[CHART OF GROWTH OF $10,000 INVESTMENT(5)]

  GROWTH OF $10,000 INVESTMENT(5)

                Wells Fargo Growth Fund - Class A  S&P 500 Index       Wells Fargo Growth Fund - Class I
 9/30/91                    $9,425                   $10,000                           $10,000
10/31/91                    $9,595                   $10,134                           $10,177
11/30/91                    $9,183                    $9,726                            $9,739
12/31/91                   $10,190                   $10,838                           $10,808
 1/31/92                   $10,143                   $10,637                           $10,758
 2/29/92                   $10,333                   $10,774                           $10,960
 3/31/92                   $10,130                   $10,565                           $10,744
 4/30/92                   $10,401                   $10,875                           $11,032
 5/31/92                   $10,537                   $10,928                           $11,176
 6/30/92                   $10,286                   $10,766                           $10,909
 7/31/92                   $10,775                   $11,205                           $11,428
 8/31/92                   $10,567                   $10,976                           $11,207
 9/30/92                   $10,724                   $11,105                           $11,374
10/31/92                   $10,925                   $11,143                           $11,587
11/30/92                   $11,337                   $11,523                           $12,024
12/31/92                   $11,561                   $11,664                           $12,261
 1/31/93                   $11,852                   $11,762                           $12,570
 2/28/93                   $11,602                   $11,922                           $12,305
 3/31/93                   $11,832                   $12,173                           $12,549
 4/30/93                   $11,548                   $11,879                           $12,248
 5/31/93                   $11,816                   $12,197                           $12,532
 6/30/93                   $11,595                   $12,233                           $12,297
 7/31/93                   $11,511                   $12,184                           $12,208
 8/31/93                   $12,099                   $12,646                           $12,832
 9/30/93                   $12,096                   $12,549                           $12,829
10/31/93                   $12,509                   $12,808                           $13,267
11/30/93                   $12,214                   $12,686                           $12,954
12/31/93                   $12,537                   $12,840                           $13,297
 1/31/94                   $13,021                   $13,276                           $13,811
 2/28/94                   $12,817                   $12,916                           $13,594
 3/31/94                   $12,084                   $12,353                           $12,816
 4/30/94                   $12,229                   $12,511                           $12,970
 5/31/94                   $12,220                   $12,717                           $12,961
 6/30/94                   $11,943                   $12,405                           $12,667
 7/31/94                   $12,311                   $12,812                           $13,057
 8/31/94                   $12,705                   $13,337                           $13,475
 9/30/94                   $12,546                   $13,011                           $13,306
10/31/94                   $12,649                   $13,304                           $13,415
11/30/94                   $12,262                   $12,819                           $13,005
12/31/94                   $12,500                   $13,009                           $13,258
 1/31/95                   $12,562                   $13,346                           $13,323
 2/28/95                   $13,165                   $13,866                           $13,963
 3/31/95                   $13,445                   $14,275                           $14,260
 4/28/95                   $13,641                   $14,695                           $14,468
 5/31/95                   $14,272                   $15,281                           $15,137
 6/30/95                   $14,616                   $15,635                           $15,502
 7/31/95                   $15,045                   $16,154                           $15,956
 8/31/95                   $15,277                   $16,194                           $16,203
 9/29/95                   $15,801                   $16,877                           $16,759
10/31/95                   $15,309                   $16,817                           $16,237
11/30/95                   $15,918                   $17,554                           $16,882
12/29/95                   $16,113                   $17,893                           $17,089
 1/31/96                   $16,467                   $18,501                           $17,466
 2/29/96                   $17,102                   $18,673                           $18,139
 3/31/96                   $17,140                   $18,852                           $18,179
 4/30/96                   $17,748                   $19,129                           $18,823
 5/31/96                   $18,215                   $19,621                           $19,319
 6/30/96                   $17,819                   $19,696                           $18,899
 7/31/96                   $16,715                   $18,825                           $17,728
 8/31/96                   $17,234                   $19,222                           $18,278
 9/30/96                   $18,119                   $20,303                           $19,184
10/31/96                   $18,696                   $20,863                           $19,795
11/30/96                   $19,920                   $22,438                           $21,092
12/31/96                   $19,613                   $21,994                           $20,761
 1/31/97                   $20,843                   $23,366                           $22,064
 2/28/97                   $20,264                   $23,551                           $21,458
 3/31/97                   $19,543                   $22,585                           $20,702
 4/30/97                   $20,398                   $23,931                           $21,612
 5/31/97                   $21,741                   $25,393                           $23,047
 6/30/97                   $22,236                   $26,523                           $23,564
 7/31/97                   $24,142                   $28,632                           $25,591
 8/31/97                   $22,705                   $27,029                           $24,071
 9/30/97                   $23,627                   $28,507                           $25,047
10/31/97                   $22,872                   $27,555                           $24,253
11/30/97                   $23,229                   $28,831                           $24,641
12/31/97                   $23,349                   $29,327                           $24,771
 1/31/98                   $23,766                   $29,649                           $25,201
 2/28/98                   $25,122                   $31,787                           $26,642
 3/31/98                   $26,315                   $33,415                           $27,920
 4/30/98                   $26,506                   $33,755                           $28,114
 5/31/98                   $26,089                   $33,175                           $27,672
 6/30/98                   $27,381                   $34,522                           $29,046
 7/31/98                   $27,202                   $34,156                           $28,862
 8/31/98                   $23,338                   $29,220                           $24,762
 9/30/98                   $24,451                   $31,093                           $25,939
10/31/98                   $26,493                   $33,621                           $28,110
11/30/98                   $28,260                   $35,659                           $29,990
12/31/98                   $30,172                   $37,712                           $32,013
 1/31/99                   $31,308                   $39,300                           $33,230
 2/28/99                   $30,269                   $38,074                           $32,126
 3/31/99                   $31,758                   $39,597                           $33,721
 4/30/99                   $32,686                   $41,129                           $34,713
 5/29/99                   $31,633                   $40,159                           $33,596
 6/30/99                   $33,504                   $42,343                           $35,573
 7/31/99                   $32,548                   $41,021                           $34,569
 8/31/99                   $32,589                   $40,818                           $34,607
 9/30/99                   $31,674                   $39,699                           $33,640
10/31/99                   $33,532                   $42,212                           $35,623
11/30/99                   $34,202                   $43,069                           $36,334
12/31/99                   $36,536                   $45,606                           $38,822
 1/31/00                   $34,853                   $43,317                           $37,039
 2/29/00                   $34,647                   $42,498                           $36,809
 3/31/00                   $37,759                   $46,654                           $40,130
 4/30/00                   $36,266                   $45,250                           $38,549
 5/31/00                   $35,282                   $44,322                           $37,514
 6/30/00                   $36,600                   $45,417                           $38,908
 7/31/00                   $36,203                   $44,709                           $38,491
 8/31/00                   $38,505                   $47,485                           $40,950
 9/30/00                   $36,235                   $44,978                           $38,534
10/31/00                   $35,107                   $44,789                           $37,341
11/30/00                   $31,281                   $41,260                           $33,286
12/31/00                   $31,474                   $41,086                           $33,486
 1/31/01                   $31,989                   $42,545                           $34,042
 2/28/01                   $28,800                   $38,665                           $30,652
 3/31/01                   $26,601                   $36,213                           $28,302
 4/30/01                   $28,919                   $39,027                           $30,777
 5/31/01                   $28,978                   $39,289                           $30,849
 6/30/01                   $27,929                   $38,334                           $29,719
 7/31/01                   $27,216                   $37,958                           $28,984
 8/31/01                   $25,017                   $35,582                           $26,634
 9/30/01                   $23,096                   $32,707                           $24,590

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.
(4) Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISORS
   Wells Capital Management Incorporated
   Smith Asset Management Group, L.P.
   Schroder Investment Management North America Inc.
   Peregrine Capital Management, Inc.

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   04/30/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (28.93)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%. The Fund's Class A shares distributed no dividend income and $6.09 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The decline in corporate profits and the rise in both political and economic uncertainty were contributors to negative market and Fund performance. In addition, the Fund's growth orientation accounted, in part, for its underperformance compared to the S&P 500 Index, which is a blend of growth and value stocks. A rise in future uncertainty generally has a disproportionately negative impact on growth stocks, as their valuations are typically based on long-term future expectations. As expected in a weak economic environment, less cyclical companies such as health care and consumer staples performed well while technology and energy holdings performed poorly during the period.
     International markets underwent a series of challenges in 2001. The unraveling of technology, media, and telecommunication shares that started in 2000 continued throughout the reporting period. Our modest increase in European stocks reflects our positive view on the direction of European companies becoming more shareholder-friendly. On the other hand, structural reform was disappointing in Japan despite a pro-reform change in political leadership.

STRATEGIC OUTLOOK

     In the short term, we believe that there will likely be a steeper decline in earnings as a result, in part, of the September 11 terrorist attacks that should be reflected in the financial markets. The longer-term risks appear to lie with a damaged valuation structure that would result if investors believe that the U.S. government has lost the resolve to seriously deal with terrorism. However, continued aggressive actions from the Federal Reserve Board in lowering interest rates along with a proposed stimulus package from the Bush Administration should help shore up short-term weakness. Even in the worst of times, markets have turned up -- usually when things appeared to be most bleak. Currently, investor comfort and corporate earnings visibility are low. This is potentially when there are rewards ahead.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                               Including Sales Charge         Excluding Sales Charge
                                          ---------------------------------------------------------------
                                              1-Year       5-Year    10-Year  1-Year     5-Year     10-Year
   CLASS A                                    (33.02)       5.11       9.61   (28.93)     6.36       10.26
   CLASS B                                    (32.41)       5.31       9.44   (29.46)     5.56        9.44
   CLASS C                                    (30.05)       5.72       9.53   (29.46)     5.72        9.53
   INSTITUTIONAL CLASS                                                        (28.74)     6.46       10.31
   BENCHMARK
     S&P 500 INDEX                                                            (26.62)    10.23       12.70

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                        0.96
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTH)  19.1X
   PRICE TO BOOK RATIO                           3.1X
   MEDIAN MARKET CAP. ($B)                     11.50
   NUMBER OF HOLDINGS                            992
   PORTFOLIO TURNOVER                             75%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF SEPTEMBER 30, 2001)
   OTC GROWTH FUND                           3.41%
   MICROSOFT CORP                            2.03%
   PFIZER INC                                1.99%
   MEDTRONIC INC                             1.87%
   HOME DEPOT INC                            1.87%
   AMERICAN INTL GROUP                       1.84%
   GOLDMAN SACHS GROUP INC                   1.58%
   COSTCO WHOLESALE CORP                     1.54%
   FIRST DATA CORP                           1.41%
   IMS HEALTH INC                            1.36%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)
International                       30%
Financial                           13%
Technology                          12%
Health Care                         11%
Commercial Services                  9%
Consumer Cyclical                    8%
Cash                                 5%
Consumer Services                    3%
Basic Materials                      2%
Energy                               2%
Utilities                            2%
Consumer Non-Cyclical                1%
Industrials                          1%
Transportation                       1%


[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(5)
                Wells Fargo Growth Equity Fund - Class A      S&P 500 Index           Wells Fargo Growth Equity Fund - Class I
  9/30/91                  $9,425                           $10,000                                  $10,000
 10/31/91                  $9,808                           $10,134                                  $10,407
 11/30/91                  $9,414                            $9,726                                   $9,989
 12/31/91                 $10,447                           $10,838                                  $11,084
  1/31/92                 $10,650                           $10,637                                  $11,300
  2/29/92                 $10,577                           $10,774                                  $11,222
  3/31/92                 $10,117                           $10,565                                  $10,734
  4/30/92                  $9,999                           $10,875                                  $10,609
  5/31/92                 $10,197                           $10,928                                  $10,819
  6/30/92                  $9,773                           $10,766                                  $10,369
  7/31/92                 $10,021                           $11,205                                  $10,632
  8/31/92                  $9,862                           $10,976                                  $10,464
  9/30/92                  $9,965                           $11,105                                  $10,573
 10/31/92                 $10,148                           $11,143                                  $10,767
 11/30/92                 $10,759                           $11,523                                  $11,415
 12/31/92                 $10,975                           $11,664                                  $11,645
  1/31/93                 $11,063                           $11,762                                  $11,738
  2/28/93                 $10,690                           $11,922                                  $11,342
  3/31/93                 $11,193                           $12,173                                  $11,876
  4/30/93                 $11,035                           $11,879                                  $11,708
  5/31/93                 $11,497                           $12,197                                  $12,199
  6/30/93                 $11,442                           $12,233                                  $12,140
  7/31/93                 $11,599                           $12,184                                  $12,306
  8/31/93                 $12,283                           $12,646                                  $13,033
  9/30/93                 $12,534                           $12,549                                  $13,299
 10/31/93                 $12,779                           $12,808                                  $13,559
 11/30/93                 $12,391                           $12,686                                  $13,147
 12/31/93                 $13,142                           $12,840                                  $13,944
  1/31/94                 $13,588                           $13,276                                  $14,417
  2/28/94                 $13,417                           $12,916                                  $14,236
  3/31/94                 $12,719                           $12,353                                  $13,495
  4/30/94                 $12,877                           $12,511                                  $13,663
  5/31/94                 $12,770                           $12,717                                  $13,549
  6/30/94                 $12,271                           $12,405                                  $13,019
  7/31/94                 $12,668                           $12,812                                  $13,441
  8/31/94                 $13,304                           $13,337                                  $14,116
  9/30/94                 $13,097                           $13,011                                  $13,896
 10/31/94                 $13,269                           $13,304                                  $14,078
 11/30/94                 $12,715                           $12,819                                  $13,490
 12/31/94                 $12,962                           $13,009                                  $13,752
  1/31/95                 $12,844                           $13,346                                  $13,628
  2/28/95                 $13,191                           $13,866                                  $13,996
  3/31/95                 $13,662                           $14,275                                  $14,495
  4/28/95                 $13,974                           $14,695                                  $14,826
  5/31/95                 $14,250                           $15,281                                  $15,120
  6/30/95                 $14,897                           $15,635                                  $15,806
  7/31/95                 $15,886                           $16,154                                  $16,855
  8/31/95                 $15,974                           $16,194                                  $16,949
  9/29/95                 $16,404                           $16,877                                  $17,404
 10/31/95                 $15,874                           $16,817                                  $16,843
 11/30/95                 $16,180                           $17,554                                  $17,167
 12/29/95                 $16,185                           $17,893                                  $17,173
  1/31/96                 $16,479                           $18,501                                  $17,485
  2/29/96                 $16,927                           $18,673                                  $17,959
  3/31/96                 $17,227                           $18,852                                  $18,278
  4/30/96                 $18,001                           $19,129                                  $19,099
  5/31/96                 $18,386                           $19,621                                  $19,508
  6/30/96                 $18,020                           $19,696                                  $19,119
  7/31/96                 $16,964                           $18,825                                  $17,999
  8/31/96                 $17,514                           $19,222                                  $18,582
  9/30/96                 $18,386                           $20,303                                  $19,508
 10/31/96                 $18,247                           $20,863                                  $19,361
 11/30/96                 $19,170                           $22,438                                  $20,340
 12/31/96                 $19,225                           $21,994                                  $20,398
  1/31/97                 $19,864                           $23,366                                  $21,076
  2/28/97                 $19,619                           $23,551                                  $20,816
  3/31/97                 $18,786                           $22,585                                  $19,932
  4/30/97                 $19,244                           $23,931                                  $20,412
  5/31/97                 $20,982                           $25,393                                  $22,262
  6/30/97                 $22,054                           $26,523                                  $23,399
  7/31/97                 $23,403                           $28,632                                  $24,831
  8/31/97                 $22,506                           $27,029                                  $23,872
  9/30/97                 $24,004                           $28,507                                  $25,468
 10/31/97                 $22,867                           $27,555                                  $24,256
 11/30/97                 $22,861                           $28,831                                  $24,256
 12/31/97                 $23,087                           $29,327                                  $24,496
  1/31/98                 $23,447                           $29,649                                  $24,870
  2/28/98                 $25,138                           $31,787                                  $26,672
  3/31/98                 $26,066                           $33,415                                  $27,649
  4/30/98                 $26,534                           $33,755                                  $28,153
  5/31/98                 $25,714                           $33,175                                  $27,275
  6/30/98                 $26,426                           $34,522                                  $28,039
  7/31/98                 $25,829                           $34,156                                  $27,405
  8/31/98                 $21,547                           $29,220                                  $22,862
  9/30/98                 $22,432                           $31,093                                  $23,801
 10/31/98                 $23,663                           $33,621                                  $25,106
 11/30/98                 $25,188                           $35,659                                  $26,725
 12/31/98                 $26,896                           $37,712                                  $28,537
  1/31/99                 $27,714                           $39,300                                  $29,405
  2/28/99                 $26,330                           $38,074                                  $27,936
  3/31/99                 $27,011                           $39,597                                  $28,659
  4/30/99                 $27,974                           $41,129                                  $29,681
  5/29/99                 $27,661                           $40,159                                  $29,348
  6/30/99                 $29,404                           $42,343                                  $31,190
  7/31/99                 $29,075                           $41,021                                  $30,849
  8/31/99                 $28,632                           $40,818                                  $30,379
  9/30/99                 $28,165                           $39,699                                  $29,876
 10/31/99                 $29,420                           $42,212                                  $31,215
 11/30/99                 $30,819                           $43,069                                  $32,699
 12/31/99                 $33,797                           $45,606                                  $35,876
  1/31/00                 $32,640                           $43,317                                  $34,649
  2/29/00                 $34,547                           $42,498                                  $36,681
  3/31/00                 $36,427                           $46,654                                  $38,695
  4/30/00                 $35,323                           $45,250                                  $37,524
  5/31/00                 $33,858                           $44,322                                  $35,979
  6/30/00                 $35,730                           $45,417                                  $37,974
  7/31/00                 $35,191                           $44,709                                  $37,412
  8/31/00                 $37,089                           $47,485                                  $39,435
  9/30/00                 $35,209                           $44,978                                  $37,440
 10/31/00                 $34,794                           $44,789                                  $37,018
 11/30/00                 $32,243                           $41,260                                  $34,303
 12/31/00                 $33,693                           $41,086                                  $35,850
  1/31/01                 $34,353                           $42,545                                  $36,562
  2/28/01                 $31,019                           $38,665                                  $33,016
  3/31/01                 $28,608                           $36,213                                  $30,459
  4/30/01                 $31,135                           $39,027                                  $33,160
  5/31/01                 $30,967                           $39,289                                  $32,982
  6/30/01                 $30,548                           $38,334                                  $32,549
  7/31/01                 $29,824                           $37,958                                  $31,793
  8/31/01                 $28,262                           $35,582                                  $30,125
  9/30/01                 $25,023                           $32,707                                  $26,679

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4) Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

INDEX FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index(1).

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/31/87

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned (26.63)%(2) for the twelve-month period ended September 30, 2001. The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned (26.62)% during the period. The Fund's Institutional Class shares distributed $0.60 per share in dividend income and $1.73 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     Even prior to the September 11 terrorist attacks, the economic slowdown and recession expectations adversely affected the performance of the equity markets as well as the Fund. The Federal Reserve Board (the Fed) aggressively lowered interest rates to counter this trend. Between October 1, 2000, and September 30, 2001, the Fed lowered interest rates a total of 3.50 percentage points. At 2.5%, the federal funds rate is at its lowest level since the early 1960s.
     The Fund's performance reflects the overall performance of the common stocks within the S&P 500 Index. As such, the Fund's better performing stocks were in the beverages, consumer staples, defense and health care sectors -- areas that tend not to be affected by the ups and downs of the economy. In contrast, economically sensitive areas such as autos, capital goods, financial services, media and technology did not perform well.

STRATEGIC OUTLOOK

     Consumer and investor psychology are key factors for the economy and markets. A number of factors have provided some support for the economy, including the actions of the Fed, falling energy prices and the partial recovery of the stock market. However, layoffs continue at very high levels and corporate profit growth is weak. Fed actions and government spending should eventually boost the economy, although the terrorist attacks have, at a minimum, delayed the recovery.

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2001)

                                                                              Excluding Sales Charge
                                                                       ----------------------------------
                                                                            1-Year   5-Year    10-Year
   INSTITUTIONAL CLASS                                                      (26.63)  10.00     12.25
   BENCHMARK
     S&P 500 INDEX                                                          (26.62)  10.23     12.70

    CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                        1.00
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS) 23.8x
   PRICE TO BOOK RATIO                           3.3x
   MEDIAN MARKET CAP. ($B)                       8.0
   NUMBER OF HOLDINGS                            505
   PORTFOLIO TURNOVER                              2%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF SEPTEMBER 30, 2001)
   GENERAL ELECTRIC COMPANY                  3.80%
   MICROSOFT CORPORATION                     2.84%
   EXXON MOBIL CORPORATION                   2.80%
   PFIZER, INCORPORATED                      2.61%
   WAL-MART STORES, INCORPORATED             2.28%
   AMERICAN INTERNATIONAL GROUP              2.10%
   CITIGROUP, INCORPORATED                   2.10%
   JOHNSON & JOHNSON                         1.73%
   IBM CORPORATION                           1.65%
   SBC COMMUNICATIONS, INCORPORATED          1.63%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)
Financial                           20%
Health Care                         15%
Technology                          15%
Consumer Non-Cyclical                8%
Consumer Cyclical                    7%
Energy                               7%
Telecommunications                   6%
Consumer Services                    5%
Basic Materials                      4%
Cash                                 3%
Commercial Services                  3%
Industrials                          3%
Utilities                            3%
Transportation                       1%

[CHART OF GROWTH OF $10,000 INVESTMENT (5)]

   GROWTH OF $10,000 INVESTMENT(5)
                     Wells Fargo Index Fund - Class I   S&P 500 Index
        9/30/91                  $10,000                 $10,000
       10/31/91                  $10,123                 $10,134
       11/30/91                   $9,704                  $9,726
       12/31/91                  $10,797                 $10,838
        1/31/92                  $10,619                 $10,637
        2/29/92                  $10,765                 $10,774
        3/31/92                  $10,554                 $10,565
        4/30/92                  $10,856                 $10,875
        5/31/92                  $10,921                 $10,928
        6/30/92                  $10,771                 $10,766
        7/31/92                  $11,209                 $11,205
        8/31/92                  $10,972                 $10,976
        9/30/92                  $11,086                 $11,105
       10/31/92                  $11,126                 $11,143
       11/30/92                  $11,496                 $11,523
       12/31/92                  $11,636                 $11,664
        1/31/93                  $11,731                 $11,762
        2/28/93                  $11,894                 $11,922
        3/31/93                  $12,141                 $12,173
        4/30/93                  $11,811                 $11,879
        5/31/93                  $12,140                 $12,197
        6/30/93                  $12,168                 $12,233
        7/31/93                  $12,126                 $12,184
        8/31/93                  $12,557                 $12,646
        9/30/93                  $12,461                 $12,549
       10/31/93                  $12,676                 $12,808
       11/30/93                  $12,541                 $12,686
       12/31/93                  $12,677                 $12,840
        1/31/94                  $13,104                 $13,276
        2/28/94                  $12,780                 $12,916
        3/31/94                  $12,225                 $12,353
        4/30/94                  $12,373                 $12,511
        5/31/94                  $12,551                 $12,717
        6/30/94                  $12,254                 $12,405
        7/31/94                  $12,654                 $12,812
        8/31/94                  $13,172                 $13,337
        9/30/94                  $12,853                 $13,011
       10/31/94                  $13,122                 $13,304
       11/30/94                  $12,640                 $12,819
       12/31/94                  $12,818                 $13,009
        1/31/95                  $13,144                 $13,346
        2/28/95                  $13,642                 $13,866
        3/31/95                  $14,015                 $14,275
        4/28/95                  $14,412                 $14,695
        5/31/95                  $14,970                 $15,281
        6/30/95                  $15,319                 $15,635
        7/31/95                  $15,806                 $16,154
        8/31/95                  $15,841                 $16,194
        9/29/95                  $16,482                 $16,877
       10/31/95                  $16,404                 $16,817
       11/30/95                  $17,116                 $17,554
       12/29/95                  $17,432                 $17,893
        1/31/96                  $18,025                 $18,501
        2/29/96                  $18,171                 $18,673
        3/31/96                  $18,346                 $18,852
        4/30/96                  $18,607                 $19,129
        5/31/96                  $19,073                 $19,621
        6/30/96                  $19,152                 $19,696
        7/31/96                  $18,304                 $18,825
        8/31/96                  $18,673                 $19,222
        9/30/96                  $19,715                 $20,303
       10/31/96                  $20,254                 $20,863
       11/30/96                  $21,780                 $22,438
       12/31/96                  $21,313                 $21,994
        1/31/97                  $22,659                 $23,366
        2/28/97                  $22,833                 $23,551
        3/31/97                  $21,899                 $22,585
        4/30/97                  $23,201                 $23,931
        5/31/97                  $24,609                 $25,393
        6/30/97                  $25,731                 $26,523
        7/31/97                  $27,744                 $28,632
        8/31/97                  $26,199                 $27,029
        9/30/97                  $27,619                 $28,507
       10/31/97                  $26,691                 $27,555
       11/30/97                  $27,912                 $28,831
       12/31/97                  $28,385                 $29,327
        1/31/98                  $28,696                 $29,649
        2/28/98                  $30,757                 $31,787
        3/31/98                  $32,321                 $33,415
        4/30/98                  $32,646                 $33,755
        5/31/98                  $32,072                 $33,175
        6/30/98                  $33,372                 $34,522
        7/31/98                  $33,013                 $34,156
        8/31/98                  $28,225                 $29,220
        9/30/98                  $30,024                 $31,093
       10/31/98                  $32,459                 $33,621
       11/30/98                  $34,410                 $35,659
       12/31/98                  $36,425                 $37,712
        1/31/99                  $37,878                 $39,300
        2/28/99                  $36,700                 $38,074
        3/31/99                  $38,160                 $39,597
        4/30/99                  $39,620                 $41,129
        5/29/99                  $38,667                 $40,159
        6/30/99                  $40,812                 $42,343
        7/31/99                  $39,542                 $41,021
        8/31/99                  $39,357                 $40,818
        9/30/99                  $38,280                 $39,699
       10/31/99                  $40,698                 $42,212
       11/30/99                  $41,504                 $43,069
       12/31/99                  $43,925                 $45,606
        1/31/00                  $41,707                 $43,317
        2/29/00                  $40,917                 $42,498
        3/31/00                  $44,910                 $46,654
        4/30/00                  $43,555                 $45,250
        5/31/00                  $42,656                 $44,322
        6/30/00                  $43,693                 $45,417
        7/31/00                  $43,033                 $44,709
        8/31/00                  $45,693                 $47,485
        9/30/00                  $43,280                 $44,978
       10/31/00                  $43,091                 $44,789
       11/30/00                  $39,700                 $41,260
       12/31/00                  $39,883                 $41,086
        1/31/01                  $41,282                 $42,545
        2/28/01                  $37,562                 $38,665
        3/31/01                  $35,188                 $36,213
        4/30/01                  $37,918                 $39,027
        5/31/01                  $38,167                 $39,289
        6/30/01                  $37,230                 $38,334
        7/31/01                  $36,859                 $37,958
        8/31/01                  $34,545                 $35,582
        9/30/01                  $31,756                 $32,707

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Core Portfolio. See Notes to the Financial Statements for a discussion of the Core Trust.
(4) Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

INTERNATIONAL FUND

INVESTMENT OBJECTIVE

   The Wells Fargo International Fund (the Fund) seeks long-term capital appreciation by investing in high-quality companies based outside the United States.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Schroder Investment Management North America Inc.

FUND MANAGER
   Michael Perelstein

INCEPTION DATE
   07/15/87

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (28.46)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the MSCI/EAFE Index(2), which returned (28.53)% during the period. The Fund's Class A shares distributed no dividend income and $4.87 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The Fund outperformed its benchmark primarily due to strong sector and stock selection, country allocation, and currency management. In terms of country allocation, the Fund benefited from significant underweighting of Asian equities, including Japanese equities, in the final three months of 2000. In the first half of 2001, we reduced this underweighting, as prospects brightened for the region. Although the Fund's sector weighting added value in the fourth quarter of 2000, it hindered performance in 2001. In the fourth quarter of 2000, the portfolio benefited from an overweighting in defensive sectors, and had a low exposure to technology and telecommunication stocks. However, we were early in buying back telecommunication and technology stocks in the first quarter of 2001.
     The active monetary easing policies of central banks around the world, particularly the Federal Reserve Bank and the Bank of England, contributed to Fund performance, as the portfolio was tilted towards cyclical stocks. However, uncertainty over the timing and strength of any economic recovery caused defensive sectors such as pharmaceuticals and utilities to continue their outperformance. Thus, the Fund's return was affected negatively by its low exposure to defensive stocks. In terms of stock selection, the Fund's best performers were UBS and Stora Enso in Europe, Bank of Scotland and Rentokil in the UK, and Fuji Photo in Japan. Additionally, the portfolio benefited from the decision to protect the portfolio against a declining Japanese yen.

STRATEGIC OUTLOOK

     We anticipate a recovery in global economic activity and corporate earnings by mid-2002. The recovery in international equity markets is likely to be led by Japan, which is heavily geared to a recovery in U.S. consumption. During the course of 2001, we shifted the Fund from an underweight to an overweight position in Japan versus Europe, in an effort to fully capture the global recovery. From a sector perspective, we believe that cyclical, telecommunication and technology stocks should lead the recovery. During the course of 2001, we moved to an overweighting in these sectors in an effort to capture the recovery in global markets.
----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo International Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage International Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to April 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A, formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum CDSC for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                               Including Sales Charge         Excluding Sales Charge
                                         ----------------------------------------------------------------
                                              1-YEAR     5-YEAR     10-YEAR  1-YEAR     5-YEAR      10-YEAR
   CLASS A                                    (32.57)    (0.35)      5.10    (28.46)     0.83        5.72
   CLASS B                                    (31.96)    (0.26)      4.91    (29.11)     0.03        4.91
   INSTITUTIONAL CLASS                                                       (28.36)     0.89        5.75
   BENCHMARK
     MSCI/EAFE INDEX                                                         (28.53)    (0.14)       3.93

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                     0.87
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.) 18.2X
   PRICE TO BOOK RATIO                        1.6x
   MEDIAN MARKET CAP. ($B)                   10.3
   NUMBER OF HOLDINGS                          98
   PORTFOLIO TURNOVER                         144%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF SEPTEMBER 30, 2001)
   ROCHE HOLDING AG                          2.49%
   VODAFONE GROUP PLC                        2.26%
   HBOS PLC                                  1.95%
   LAFARGE S.A.                              1.78%
   TELEFONICA S.A.                           1.73%
   BRITISH TELECOM PLC                       1.63%
   VIVENDI UNIVERSAL                         1.62%
   NTT DOCOMO INCORPORATED                   1.58%
   STORA ENSO OYJ                            1.57%

   BP AMOCO PLC                              1.56%

[CHART OF PORTFOLIO COMPOSITION]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001)
Continental Europe                   42%
United Kingdom                       19%
Japan                                23%
Southeast Asia                        1%
Canada                                1%
Australia/New Zealand                 1%
Cash                                 13%

[CHART OF GROWTH OF $10,000 INVESTMENT(5)]

   GROWTH OF $10,000 INVESTMENT(5)
                Wells Fargo International Fund - Class A      MSCI/EAFE Index      Wells Fargo International Fund - Class I
        9/30/91                     $9,425                        $10,000                                $10,000
       10/31/91                     $9,357                        $10,142                                 $9,928
       11/30/91                     $8,910                         $9,668                                 $9,454
       12/31/91                     $9,304                        $10,168                                 $9,872
        1/31/92                     $9,321                         $9,952                                 $9,890
        2/29/92                     $9,202                         $9,595                                 $9,763
        3/31/92                     $8,912                         $8,962                                 $9,456
        4/30/92                     $9,195                         $9,004                                 $9,757
        5/31/92                     $9,707                         $9,607                                $10,300
        6/30/92                     $9,469                         $9,151                                $10,046
        7/31/92                     $9,195                         $8,917                                 $9,756
        8/31/92                     $9,284                         $9,476                                 $9,850
        9/30/92                     $9,126                         $9,289                                 $9,683
       10/31/92                     $8,882                         $8,802                                 $9,424
       11/30/92                     $8,825                         $8,884                                 $9,363
       12/31/92                     $8,927                         $8,931                                 $9,472
        1/31/93                     $8,910                         $8,930                                 $9,454
        2/28/93                     $9,103                         $9,199                                 $9,658
        3/31/93                     $9,609                        $10,002                                $10,195
        4/30/93                    $10,243                        $10,951                                $10,868
        5/31/93                    $10,337                        $11,182                                $10,967
        6/30/93                    $10,337                        $11,007                                $10,936
        7/31/93                    $10,663                        $11,393                                $11,314
        8/31/93                    $11,350                        $12,008                                $12,042
        9/30/93                    $11,467                        $11,738                                $12,166
       10/31/93                    $12,002                        $12,099                                $12,735
       11/30/93                    $11,563                        $11,042                                $12,269
       12/31/93                    $12,966                        $11,839                                $13,757
        1/31/94                    $13,691                        $12,839                                $14,527
        2/28/94                    $13,394                        $12,803                                $14,211
        3/31/94                    $12,796                        $12,252                                $13,577
        4/30/94                    $13,186                        $12,771                                $13,991
        5/31/94                    $13,172                        $12,698                                $13,976
        6/30/94                    $13,029                        $12,877                                $13,823
        7/31/94                    $13,241                        $13,001                                $14,048
        8/31/94                    $13,783                        $13,309                                $14,624
        9/30/94                    $13,463                        $12,890                                $14,284
       10/31/94                    $13,691                        $13,319                                $14,527
       11/30/94                    $13,171                        $12,678                                $13,975
       12/31/94                    $13,062                        $12,758                                $13,859
        1/31/95                    $12,321                        $12,268                                $13,073
        2/28/95                    $12,282                        $12,233                                $13,032
        3/31/95                    $12,976                        $12,996                                $13,768
        4/30/95                    $13,358                        $13,485                                $14,182
        5/31/95                    $13,624                        $13,324                                $14,463
        6/30/95                    $13,670                        $13,091                                $14,521
        7/31/95                    $14,364                        $13,907                                $15,257
        8/31/95                    $13,912                        $13,377                                $14,777
        9/30/95                    $14,318                        $13,638                                $15,208
       10/31/95                    $14,037                        $13,271                                $14,902
       11/30/95                    $14,123                        $13,640                                $15,001
       12/31/95                    $14,587                        $14,189                                $15,494
        1/31/96                    $14,889                        $14,248                                $15,814
        2/29/96                    $15,032                        $14,296                                $15,957
        3/31/96                    $15,302                        $14,599                                $16,252
        4/30/96                    $15,707                        $15,024                                $16,681
        5/31/96                    $15,738                        $14,747                                $16,715
        6/30/96                    $15,858                        $14,830                                $16,833
        7/31/96                    $15,357                        $14,397                                $16,302
        8/31/96                    $15,453                        $14,429                                $16,403
        9/30/96                    $15,770                        $14,812                                $16,740
       10/31/96                    $15,421                        $14,661                                $16,370
       11/30/96                    $16,008                        $15,245                                $17,002
       12/31/96                    $16,001                        $15,048                                $16,985
        1/31/97                    $15,817                        $14,522                                $16,790
        2/28/97                    $16,145                        $14,760                                $17,139
        3/31/97                    $16,234                        $14,813                                $17,232
        4/30/97                    $16,362                        $14,891                                $17,377
        5/31/97                    $17,365                        $15,861                                $18,432
        6/30/97                    $18,167                        $16,735                                $19,283
        7/31/97                    $18,528                        $17,006                                $19,666
        8/31/97                    $16,915                        $15,735                                $17,955
        9/30/97                    $17,838                        $16,617                                $18,934
       10/31/97                    $16,667                        $15,339                                $17,692
       11/30/97                    $16,362                        $15,182                                $17,368
       12/31/97                    $16,491                        $15,314                                $17,505
        1/31/98                    $17,074                        $16,014                                $18,124
        2/28/98                    $17,990                        $17,042                                $19,095
        3/31/98                    $18,719                        $17,567                                $19,868
        4/30/98                    $19,156                        $17,710                                $20,341
        5/31/98                    $19,310                        $17,628                                $20,496
        6/30/98                    $19,188                        $17,766                                $20,376
        7/31/98                    $19,286                        $17,950                                $20,479
        8/31/98                    $17,034                        $15,730                                $18,081
        9/30/98                    $16,532                        $15,252                                $17,548
       10/31/98                    $17,308                        $16,846                                $18,372
       11/30/98                    $18,036                        $17,713                                $19,144
       12/31/98                    $18,570                        $18,416                                $19,711
        1/31/99                    $18,888                        $18,367                                $20,048
        2/28/99                    $18,637                        $17,933                                $19,791
        3/31/99                    $19,147                        $18,686                                $20,332
        4/30/99                    $19,724                        $19,447                                $20,944
        5/31/99                    $19,047                        $18,449                                $20,225
        6/30/99                    $19,699                        $19,173                                $20,917
        7/31/99                    $20,217                        $19,748                                $21,467
        8/31/99                    $20,058                        $19,825                                $21,290
        9/30/99                    $19,841                        $20,029                                $21,059
       10/31/99                    $20,786                        $20,780                                $22,071
       11/30/99                    $21,940                        $21,501                                $23,295
       12/31/99                    $24,104                        $23,432                                $25,600
        1/31/00                    $23,647                        $21,944                                $25,115
        2/29/00                    $24,928                        $22,534                                $26,484
        3/31/00                    $24,956                        $23,409                                $26,513
        4/30/00                    $24,004                        $22,177                                $25,503
        5/31/00                    $24,159                        $21,636                                $25,678
        6/30/00                    $25,020                        $22,482                                $26,581
        7/31/00                    $24,480                        $21,540                                $26,008
        8/31/00                    $24,059                        $21,728                                $25,561
        9/30/00                    $22,978                        $20,669                                $24,425
       10/31/00                    $22,685                        $20,182                                $24,114
       11/30/00                    $22,566                        $19,425                                $23,949
       12/31/00                    $23,804                        $20,114                                $25,271
        1/31/01                    $24,008                        $20,104                                $25,500
        2/28/01                    $21,753                        $18,596                                $23,113
        3/31/01                    $19,963                        $17,356                                $21,209
        4/30/01                    $21,776                        $18,562                                $23,138
        5/31/01                    $20,632                        $17,907                                $21,932
        6/30/01                    $19,261                        $17,175                                $20,486
        7/31/01                    $18,955                        $16,862                                $20,161
        8/31/01                    $18,490                        $16,436                                $19,667
        9/30/01                    $16,440                        $14,771                                $17,498

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4) Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo International Fund Class A and Institutional Class shares since inception with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

   The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Cynthia Tusan, CFA
   Sabrina Yih, CFA

INCEPTION DATE
   09/24/97

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (29.59)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the MSCI/EAFE Index(2), which returned (28.53)% during the period. The Fund's Class A shares distributed no dividend income and $0.31 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     International markets underwent a series of challenges in the past 12 months. The unraveling of technology, media and telecommunications shares that started in 2000 continued throughout the reporting period. The global economic downturn was further exacerbated by the events of September 11. Finally, the dollar weakened against the euro, the British pound, and the Swiss franc, helping to partially mitigate negative international returns for U.S.-based investors. Our modest increase in European stocks reflected our positive view on the structural reform in Continental Europe. On the other hand, we maintained our underweight position in Japan, benefiting Fund performance during a period when Japan reached 18-year lows. Emerging countries, vulnerable to a slowing global economy, fell sharply.
     Within the Fund, media and telecommunications holdings were sold, but unfortunately not before they had detracted from Fund performance. This eventual decrease in technology exposure was a positive driver in the portfolio's performance for the second half of the year. We also reduced our overweight position in energy stocks to a more neutral stance just as oil prices peaked during the summer. Our stock selection theme was to target consistent earnings growth and minimal debt. Examples of new companies purchased using this theme included Lloyds Bank and Nintendo. Along these same lines, we used our built-up cash positions to increase existing investments in companies available at relatively low prices with above-average potential for long-term growth.

STRATEGIC OUTLOOK

     Although the markets may be volatile in the short term due to current geopolitical events, we believe international stock markets, and in particular, European markets should prove resilient over the long term. Our long-term view remains that international markets should reap the benefits of structural changes such as pension reform, deregulation, curbs on government spending, tax reduction, and management incentives to increase shareholder value.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                           Including Sales Charge  Excluding Sales Charge
                                                      ------------------------------------------------------
                                                                        Since                 Since
                                                            1-Year    Inception    1-Year   Inception
   CLASS A                                                  (33.64)     0.63      (29.59)      2.12
   CLASS B                                                  (33.54)     0.91      (30.12)      1.39
   CLASS C                                                  (30.83)     1.40      (30.14)      1.40
   INSTITUTIONAL CLASS                                                            (29.47)      2.27
   BENCHMARK
     MSCI/EAFE INDEX 10/01/97                                                     (28.53)     (3.93)3

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                        1.08
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS) 22.1x
   PRICE TO BOOK RATIO                           2.3x
   MEDIAN MARKET CAP. ($B)                      15.5
   NUMBER OF HOLDINGS                             71
   PORTFOLIO TURNOVER                             36%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF SEPTEMBER 30, 2001)

   ROYAL BANK OF SCOTLAND GROUP PLC          3.30%
   NESTLE S.A.                               3.00%
   NINTENDO COMPANY LIMITED                  2.87%
   SUEZ LYONNAISE DES EAUX                   2.66%
   NOVARTIS AG                               2.59%
   TOTAL FINA ELF                            2.58%
   BANCO SANTANDER S.A.                      2.35%
   GROUPE DANONE ADR                         2.35%
   BOOTS COMPANY PLC                         2.34%
   ROYAL DUTCH PETROLEUM COMPANY             2.26%

[CHART OF PORTFOLIO COMPOSITION]

   PORTFOLIO COMPOSITION(5) (AS OF SEPTEMBER 30, 2001)
Continental Europe                   41%
United Kingdom                       24%
Japan                                16%
Southeast Asia                        7%
Emerging Markets                      4%
Australia/New Zealand                 4%
Cash                                  4%

[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)

                Wells Fargo International Equity Fund - Class A     MSCI/EAFE Index  Wells Fargo International Equity Fund - Class I
        9/24/97                        $9,425                            $10,000                         $10,000
        9/30/97                        $9,510                            $10,560                         $10,090
       10/31/97                        $8,954                             $9,748                          $9,500
       11/30/97                        $9,029                             $9,649                          $9,580
       12/31/97                        $9,116                             $9,732                          $9,672
        1/31/98                        $9,323                            $10,177                          $9,892
        2/28/98                        $9,955                            $10,831                         $10,562
        3/31/98                       $10,417                            $11,164                         $11,052
        4/30/98                       $10,605                            $11,255                         $11,252
        5/31/98                       $10,596                            $11,203                         $11,242
        6/30/98                       $10,746                            $11,290                         $11,402
        7/31/98                       $10,869                            $11,408                         $11,532
        8/31/98                        $9,135                             $9,997                          $9,692
        9/30/98                        $8,823                             $9,693                          $9,362
       10/31/98                        $9,606                            $10,706                         $10,192
       11/30/98                       $10,162                            $11,257                         $10,782
       12/31/98                       $10,577                            $11,704                         $11,222
        1/31/99                       $10,756                            $11,672                         $11,412
        2/28/99                       $10,567                            $11,397                         $11,212
        3/31/99                       $10,897                            $11,875                         $11,562
        4/30/99                       $11,312                            $12,359                         $12,002
        5/29/99                       $10,926                            $11,725                         $11,592
        6/30/99                       $11,548                            $12,184                         $12,252
        7/31/99                       $11,906                            $12,550                         $12,632
        8/31/99                       $11,802                            $12,599                         $12,522
        9/30/99                       $11,972                            $12,729                         $12,702
       10/31/99                       $12,670                            $13,206                         $13,442
       11/30/99                       $14,065                            $13,664                         $14,933
       12/31/99                       $15,988                            $14,891                         $17,002
        1/31/00                       $15,310                            $13,946                         $16,286
        2/29/00                       $16,638                            $14,321                         $17,697
        3/31/00                       $16,839                            $14,876                         $17,922
        4/30/00                       $15,807                            $14,094                         $16,828
        5/31/00                       $14,822                            $13,750                         $15,774
        6/30/00                       $15,606                            $14,288                         $16,613
        7/31/00                       $15,291                            $13,689                         $16,286
        8/31/00                       $15,568                            $13,808                         $16,582
        9/30/00                       $14,564                            $13,136                         $15,518
       10/31/00                       $14,172                            $12,826                         $15,099
       11/30/00                       $13,408                            $12,345                         $14,291
       12/31/00                       $13,878                            $12,783                         $14,792
        1/31/01                       $14,220                            $12,776                         $15,169
        2/28/01                       $13,106                            $11,818                         $13,977
        3/31/01                       $12,208                            $11,030                         $13,026
        4/30/01                       $12,813                            $11,796                         $13,674
        5/31/01                       $12,706                            $11,380                         $13,559
        6/30/01                       $12,315                            $10,915                         $13,151
        7/31/01                       $11,983                            $10,716                         $12,785
        8/31/01                       $11,524                            $10,445                         $12,304
        9/30/01                       $10,255                             $9,387                         $10,945

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.
(3)  The published return closest to the Fund's inception date of 09/24/97.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(5) Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares since inception with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Large Cap Appreciation Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Cadence Capital Management

FUND MANAGERS
   David Breed, CFA
   Wayne Wicker, CFA

INCEPTION DATE
   08/31/01

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (4.70)%(1) since its inception on August 31, 2001, to the period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (8.08)%. The Fund's Class A shares distributed no dividends or capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The Fund's underweight position in the technology sector was the most significant positive factor relative to its benchmark, as the sector continued its downward spiral. The financial services sector, the portfolio's largest individual sector holding, fell along with the overall stock market. However, certain areas within the sector, such as real estate investment trust (REIT) companies, did well and contributed positively to performance. The Fund's exposure to the health care sector was also relatively high. Results in this sector also were mixed during the period. For example, hospitals and similar facilities performed well, but biotech companies fared poorly. In terms of individual Fund holdings, two health care companies performed particularly well. Tenet Health Care, which operates more than 100 facilities, gained 7% in September. Pharmaceutical giant Johnson and Johnson was up 5% for the month following its recent acquisition of Alza Corporation.
     New purchases included Computer Associates, one of the few technology companies to still show earnings gains; and Vornado Realty, a REIT that is well-positioned in its market and attractively priced. Several holdings were reduced during September. Energy exposure was reduced as the price of the commodity declined. In addition to natural gas service companies and drilling companies, we sold a large portion of oil company holdings, including Chevron, Conoco and Phillips. Aerospace mega-company Boeing was sold in September, given the expectation of low future demand.

STRATEGIC OUTLOOK

     In the face of continued market volatility, we expect to continue to seek out stocks of those companies that have a good outlook for earnings growth and are reasonably priced. While we anticipate further declines, our focus on these two factors -- earnings growth and relative valuation -- typically helps protect our portfolio from the full impact of the losses on the downside.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                           Including Sales Charge Excluding Sales Charge
                                                           ---------------------- ----------------------
                                                             Since Inception*       Since Inception*
   CLASS A                                                       (10.18)                (4.70)
   CLASS B                                                        (9.56)                (4.80)
   CLASS C                                                        (5.65)                (4.70)
   INSTITUTIONAL CLASS                                                                  (4.70)
   BENCHMARK
     S&P 500 INDEX                                                                      (8.08)3

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)  20.3
   PRICE TO BOOK RATIO                            3.5
   MEDIAN MARKET CAP. ($B)                       14.8
   NUMBER OF HOLDINGS                              82
   PORTFOLIO TURNOVER                              10%

   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF SEPTEMBER 30, 2001)
   GENERAL ELECTRIC COMPANY                  2.80%
   PFIZER INCORPORATED                       2.53%
   AMERICAN INTERNATIONAL GROUP INCORPORATED 2.24%
   TENET HEALTHCARE CORPORATION              2.15%
   CITIGROUP INCORPORATED                    2.04%
   PEPSICO INCORPORATED                      1.86%
   EXXON MOBIL CORPORATION                   1.59%
   JOHNSON & JOHNSON                         1.57%
   HCA INCORPORATED                          1.52%
   GENENTECH INCORPORATED                    1.52%

[CHART OF SECTOR DISTRIBUTION(5)(AS OF SEPTEMBER 30,2001)]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Financial                            32%
Health Care                          25%
Consumer Non-Cyclical                 9%
Technology                            6%
Consumer Cyclical                     6%
Utilities                             5%
Consumer Services                     4%
Energy                                3%
Cash                                  3%
Commercial Services                   3%
Industrials                           3%

[CHART OF GROWTH OF $10,000 INVVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)
          Wells Fargo Large Cap Appreciation Fund - Class A    S&P 500 Index    Wells Fargo Large Cap Appreciation Fund Class I
  8/31/01                         $9,425                           $10,000                              $10,000
  9/30/01                         $8,982                           $9,192                                $9,530

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return closest to the Fund's inception date of 08/31/01.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Large Cap Appreciation Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Peregrine Capital Management, Inc.

FUND MANAGERS
   John Dale, CFA
   Gary Nussbaum, CFA

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (39.85)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index2, which returned (26.62)% during the period. The Fund's Class A shares distributed no dividend income and $0.88 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     In 2001, some investors sold out of equities -- and growth stocks in particular. Due to the Fund's pure growth nature, the portfolio was down more than the general market. The declines in corporate profits along with the rise in both political and economic uncertainty contributed to negative market and Fund performance. A rise in uncertainty will typically have a disproportionately negative impact on growth stocks, as their valuations are typically based on long-term expectations.
     As expected in a weak economic environment, less cyclical companies outperformed other companies. Thus Fund holdings such as First Data, Cardinal Health, IMS Health, Merck, and Pfizer contributed positively to its performance during the period. However, technology and financial holdings such as Cisco Systems, Charles Schwab, and Nokia contributed negatively to Fund performance.

STRATEGIC OUTLOOK

     The economy's long-term growth fundamentals are still sound. In the short term, we expect a steeper decline in earnings as a result of the September 11 terrorist attacks which has been reflected in the market. The longer-term risks lie with a damaged valuation structure that would result if investors believed that the country has lost the resolve to seriously deal with terrorism. In the meantime, our investment approach remains the same. We have not rotated among sectors, become more defensive, nor attempted to time the market. We believe the portfolio is positioned in companies that should be able to sustain rapid earnings gains and high profitability over a several-year period. Even in the worst of times, markets generally turn up -- usually when things appear to be most bleak. Currently, investor confidence is low. That is when rewards can be the greatest.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                 Including Sales Charge         Excluding Sales Charge
                                                ------------------------        -----------------------
                                                1-Year    5-Year   10-Year     1-Year    5-Year    10-Year
   CLASS A                                     (43.31)     10.43     11.90    (39.85)     11.75     12.56
   CLASS B                                     (43.13)     10.79     11.80    (40.18)     11.06     11.80
   CLASS C                                     (40.78)     11.06     11.08    (40.19)     11.06     11.80
   INSTITUTIONAL CLASS                                                        (39.73)     11.88     12.63
   BENCHMARK
     S&P 500 INDEX                                                            (26.62)      6.50     12.70

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   --------------------------------------------------------------
   BETA*                                                   1.33
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)              26x
   PRICE TO BOOK RATIO                                      5.9x
   MEDIAN MARKET CAP. ($B)                                 21.6
   NUMBER OF HOLDINGS                                        32
   PORTFOLIO TURNOVER                                        13%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
  1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2001)
MICROSOFT CORPORATION                                     6.52%
PFIZER INCORPORATED                                       6.38%
MEDTRONIC INCORPORATED                                    6.02%
HOME DEPOT INCORPORATED                                   6.00%
AMERICAN INTL GROUP                                       5.91%
GOLDMAN SACHS GROUP INCORPORATED                          5.06%
COSTCO WHOLESALE CORPORATION                              4.94%
FIRST DATA CORPORATION                                    4.52%
IMS HEALTH INCORPORATED                                   4.37%
INTEL CORPORATION                                         4.26%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)
Technology                          22%
Commercial Services                 22%
Financial                           19%
Health Care                         17%
Consumer Cyclical                   12%
Cash                                 5%
Consumer Services                    2%
Utilities                            1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(5)
               Wells Fargo Large Company    S&P 500 Index          Wells Fargo Large
                   Growth Fund - Class A                              Company Growth
                                                                      Fund - Class I
 9/30/91                          $9,425         $10,000                    $10,000
10/31/91                          $9,840         $10,134                    $10,440
11/30/91                          $9,915          $9,726                    $10,519
12/31/91                         $11,331         $10,838                    $12,022
 1/31/92                         $11,084         $10,637                    $11,760
 2/29/92                         $11,019         $10,774                    $11,691
 3/31/92                         $10,660         $10,565                    $11,310
 4/30/92                         $10,486         $10,875                    $11,125
 5/31/92                         $10,675         $10,928                    $11,326
 6/30/92                         $10,182         $10,766                    $10,804
 7/31/92                         $10,673         $11,205                    $11,324
 8/31/92                         $10,410         $10,976                    $11,045
 9/30/92                         $10,586         $11,105                    $11,231
10/31/92                         $10,836         $11,143                    $11,496
11/30/92                         $11,541         $11,523                    $12,244
12/31/92                         $11,541         $11,664                    $12,244
 1/31/93                         $11,452         $11,762                    $12,150
 2/28/93                         $10,996         $11,922                    $11,666
 3/31/93                         $11,394         $12,173                    $12,089
 4/30/93                         $10,426         $11,879                    $11,062
 5/31/93                         $10,938         $12,197                    $11,605
 6/30/93                         $10,797         $12,233                    $11,456
 7/31/93                         $10,895         $12,184                    $11,560
 8/31/93                         $11,295         $12,646                    $11,984
 9/30/93                         $11,402         $12,549                    $12,097
10/31/93                         $11,572         $12,808                    $12,278
11/30/93                         $11,267         $12,686                    $11,954
12/31/93                         $11,499         $12,840                    $12,200
 1/31/94                         $11,921         $13,276                    $12,647
 2/28/94                         $11,808         $12,916                    $12,529
 3/31/94                         $11,282         $12,353                    $11,970
 4/30/94                         $11,214         $12,511                    $11,898
 5/31/94                         $11,323         $12,717                    $12,013
 6/30/94                         $10,681         $12,405                    $11,332
 7/31/94                         $11,213         $12,812                    $11,896
 8/31/94                         $11,702         $13,337                    $12,416
 9/30/94                         $11,493         $13,011                    $12,194
10/31/94                         $11,753         $13,304                    $12,470
11/30/94                         $11,256         $12,819                    $11,943
12/31/94                         $11,376         $13,009                    $12,070
 1/31/95                         $11,609         $13,346                    $12,317
 2/28/95                         $11,900         $13,866                    $12,625
 3/31/95                         $12,252         $14,275                    $12,999
 4/28/95                         $12,574         $14,695                    $13,340
 5/31/95                         $12,964         $15,281                    $13,755
 6/30/95                         $13,904         $15,635                    $14,751
 7/31/95                         $14,584         $16,154                    $15,474
 8/31/95                         $14,717         $16,194                    $15,614
 9/29/95                         $15,341         $16,877                    $16,276
10/31/95                         $14,868         $16,817                    $15,775
11/30/95                         $15,170         $17,554                    $16,096
12/29/95                         $14,702         $17,893                    $15,599
 1/31/96                         $15,090         $18,501                    $16,011
 2/29/96                         $15,796         $18,673                    $16,760
 3/31/96                         $15,974         $18,852                    $16,949
 4/30/96                         $16,630         $19,129                    $17,644
 5/31/96                         $17,158         $19,621                    $18,204
 6/30/96                         $16,929         $19,696                    $17,961
 7/31/96                         $15,988         $18,825                    $16,962
 8/31/96                         $16,159         $19,222                    $17,145
 9/30/96                         $17,661         $20,303                    $18,738
10/31/96                         $17,520         $20,863                    $18,589
11/30/96                         $18,634         $22,438                    $19,770
12/31/96                         $18,394         $21,994                    $19,516
 1/31/97                         $19,869         $23,366                    $21,080
 2/28/97                         $19,420         $23,551                    $20,604
 3/31/97                         $18,042         $22,585                    $19,142
 4/30/97                         $19,452         $23,931                    $20,638
 5/31/97                         $20,920         $25,393                    $22,196
 6/30/97                         $22,023         $26,523                    $23,366
 7/31/97                         $24,055         $28,632                    $25,522
 8/31/97                         $22,728         $27,029                    $24,114
 9/30/97                         $24,312         $28,507                    $25,794
10/31/97                         $23,395         $27,555                    $24,822
11/30/97                         $24,113         $28,831                    $25,583
12/31/97                         $24,528         $29,327                    $26,025
 1/31/98                         $25,173         $29,649                    $26,708
 2/28/98                         $27,169         $31,787                    $28,826
 3/31/98                         $27,869         $33,415                    $29,568
 4/30/98                         $28,596         $33,755                    $30,340
 5/31/98                         $27,674         $33,175                    $29,362
 6/30/98                         $30,196         $34,522                    $32,038
 7/31/98                         $30,259         $34,156                    $32,104
 8/31/98                         $25,208         $29,220                    $26,745
 9/30/98                         $27,578         $31,093                    $29,259
10/31/98                         $29,599         $33,621                    $31,406
11/30/98                         $32,411         $35,659                    $34,398
12/31/98                         $36,295         $37,712                    $38,518
 1/31/99                         $39,253         $39,300                    $41,668
 2/28/99                         $37,601         $38,074                    $39,917
 3/31/99                         $39,933         $39,597                    $42,397
 4/30/99                         $40,099         $41,129                    $42,585
 5/29/99                         $38,700         $40,159                    $41,097
 6/30/99                         $42,105         $42,343                    $44,728
 7/31/99                         $40,046         $41,021                    $42,555
 8/31/99                         $40,146         $40,818                    $42,660
 9/30/99                         $38,614         $39,699                    $41,044
10/31/99                         $41,945         $42,212                    $44,585
11/30/99                         $43,477         $43,069                    $46,224
12/31/99                         $48,258         $45,606                    $51,309
 1/31/00                         $47,017         $43,317                    $50,007
 2/29/00                         $47,896         $42,498                    $50,947
 3/31/00                         $53,536         $46,654                    $56,957
 4/30/00                         $51,463         $45,250                    $54,754
 5/31/00                         $48,033         $44,322                    $51,117
 6/30/00                         $51,729         $45,417                    $55,062
 7/31/00                         $51,892         $44,709                    $55,239
 8/31/00                         $55,002         $47,485                    $58,560
 9/30/00                         $51,163         $44,978                    $54,484
10/31/00                         $51,135         $44,789                    $54,461
11/30/00                         $46,805         $41,260                    $49,861
12/31/00                         $46,417         $41,086                    $49,453
 1/31/01                         $47,149         $42,545                    $50,241
 2/28/01                         $39,996         $38,665                    $42,621
 3/31/01                         $35,798         $36,213                    $38,163
 4/30/01                         $39,637         $39,027                    $42,262
 5/31/01                         $39,271         $39,289                    $41,887
 6/30/01                         $38,166         $38,334                    $40,716
 7/31/01                         $37,483         $37,958                    $39,990
 8/31/01                         $34,086         $35,582                    $36,375
 9/30/01                         $30,772         $32,707                    $32,838

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Core Portfolio. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Mid Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Tom Zeifang, CFA
   Chris Greene

INCEPTION DATE
   10/16/00

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (55.50)%(1) from its inception on October 16, 2000, through the period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Russell Midcap(R) Index(2), which returned (21.14)% since the Fund's inception. The Fund's Class A shares distributed no dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     During the fiscal year ended September 30, 2001, negative investor sentiment dominated U.S. equity markets as concerns about the economy mounted. The Federal Reserve Board's aggressive easing of monetary policy failed to hasten a stock market recovery, as the continuous stream of disappointing earnings reports and weak economic forecasts created a challenging economic environment. Toward the end of the period, hope for an economic recovery gave way to heightened uncertainty in the aftermath of the tragic events of September 11.
     As many investors took a "safety first" attitude during the fiscal year, growth-oriented stocks logged weak performance, relative to value-oriented stocks. Consequently, the Fund's performance was affected negatively due to its growth orientation. Although most sectors and strategies sold off during the period, defensive investments such as foods, pharmaceuticals, health care services and precious metals performed relatively well.

STRATEGIC OUTLOOK

     Looking forward, we believe the backdrop for mid-cap growth stocks is positive. The excesses of the 1999 momentum market have been wrung out. Investors have bid up prices of defensive issues while growth stocks appear cheap in comparison. Given the recent actions of the U.S. Government in monetary and fiscal policy, we believe that a re-acceleration in many sectors of the economy is likely in 2002. As investors have recently begun to chase the returns of value funds and capitulate on growth stocks, the stage should be set for another reversal and outperformance by mid-cap growth stocks.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                  Including Sales Charge          Excluding Sales Charge
                                  ----------------------          ----------------------
                                     Since Inception*                 Since Inception*
   CLASS A                                  (58.06)                        (55.50)
   CLASS B                                  (58.01)                        (55.80)
   CLASS C                                  (56.24)                        (55.80)
   BENCHMARK
     RUSSELL MIDCAP(R)INDEX                                                (21.14)(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)        34.3x
   PRICE TO BOOK RATIO                                  2.7x
   MEDIAN MARKET CAP. ($B)                              3.2
   NUMBER OF HOLDINGS                                   115
   PORTFOLIO TURNOVER                                   285%

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
   GUIDANT CORPORATION                       2.36%
   INVITROGEN CORPORATION                    1.94%
   APOLLO GROUP INCORPORATED                 1.90%
   BROCADE COMMUNICATIONS SYSTEMS
     INCORPORATED                            1.88%
   VERISIGN INCORPORATED                     1.68%
   MEDIMMUNE INCORPORATED                    1.67%
   CONCORD EFS INCORPORATED                  1.63%
   ZIONS BANCORP                             1.54%
   BJ'S WHOLESALE CLUB INCORPORATED          1.54%
   GALEN HOLDINGS PLC                        1.52%

[CHART OF SECTOR DISTRIBUTION]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Health Care                          30%
Technology                           29%
Financial                            11%
Commercial Services                   8%
Consumer Cyclical                     7%
Energy                                5%
Consumer Services                     4%
Cash                                  2%
Transportation                        1%
Telecommunications                    1%
Basic Materials                       1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)
                                        Wells Fargo Mid Cap   Russell Midcap Index
                                      Growth Fund - Class A
       10/16/00                                      $9,425               $10,000
       10/31/00                                      $9,255                $9,846
       11/30/00                                      $7,276                $8,960
       12/31/00                                      $7,710                $9,642
        1/31/01                                      $7,710                $9,797
        2/28/01                                      $6,145                $9,200
        3/31/01                                      $5,127                $8,630
        4/30/01                                      $6,107               $10,068
        5/31/01                                      $6,079               $10,021
        6/30/01                                      $6,079               $10,021
        7/31/01                                      $5,730               $10,021
        8/31/01                                      $5,221               $10,021
        9/30/01                                      $4,194                $8,365

----------
(2) The Russell Midcap(R) Index consists of the bottom 800 securities of the Russell 1000 Index with higher-than-average growth orientation as ranked by the total market capitalization. Securities in this index generally have higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of 10/16/00.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Mid Cap Growth Fund Class A shares since inception with the Russell Midcap(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Tom Zeifang, CFA
   Chris Greene

INCEPTION DATE
   11/01/94

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (59.99)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Russell 2000 Index(2), which returned (21.21)% during the period. The Fund's Class A shares distributed no dividend income and $7.85 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     During the fiscal year ended September 30, 2001, negative investor sentiment dominated U.S. equity markets as concerns about the economy mounted. The aggressive easing of monetary policy by the Federal Reserve Board (the Fed) failed to hasten a stock market recovery as the continuous stream of disappointing earnings reports and weak economic forecasts created a challenging economic environment. Toward the end of the period, hope for an economic recovery gave way to heightened uncertainty in the aftermath of the tragic events of September 11.
     As many investors took a "safety first" attitude during the year, growth-oriented stocks logged weak performance relative to value-oriented stocks. Consequently, the Fund's performance was affected negatively due to its growth orientation. Although most sectors and strategies sold off during the period, defensive portfolio investments such as foods, pharmaceuticals, health care services and precious metals performed relatively well. Keeping in mind that small cap stocks generally begin to perform strongly once a recession is underway, we believe that the stage may be set for a reversal and potential outperformance in small-cap growth stocks.

STRATEGIC OUTLOOK

     Looking ahead, we believe that indicators may be pointing towards future strong performance of growth stocks. Earnings estimate shortfalls likely peaked in the first quarter of 2001. Growth stock valuation is good. There is consensus that the U.S. economy may be in a recession. The Fed's policy has been accommodative, dropping interest rates dramatically. We believe that volatility may have begun to recede from recent levels. Asset allocation has steadily been moving towards equities and looking beyond the recession. These depressed economic conditions should not be sustainable and investors may wish to take advantage of the overwhelmingly bullish conditions for growth stocks.

(1)Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                       Including Sales Charge                  Excluding Sales Charge
                                 ---------------------------------        -------------------------------
                                    1-Year  5-Year    Since Inception        1-Year  5-Year  Since Inception
   CLASS A                         (62.29)  (1.24)        11.01             (59.99)  (0.06)      11.96
   CLASS B                         (61.81)  (1.00)        11.21             (60.30)  (0.76)      11.21
   CLASS C                         (60.61)  (0.78)        11.20             (60.31)  (0.78)      11.20
   INSTITUTIONAL CLASS                                                      (59.93)   0.33       12.68
   BENCHMARK
     RUSSELL 2000 INDEX                                                     (21.21)  (4.54)       8.43(3)

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
   BETA*                                        1.24
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)    31.9x
   MEDIAN MARKET CAP. ($B)                       0.7
   NUMBER OF HOLDINGS                            123
   PORTFOLIO TURNOVER                            250%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
   NETIQ CORPORATION                         2.76%
   EFUNDS CORPORATION                        2.59%
   FIRST HORIZON PHARMACEUTICAL              2.40%
   INTERMUNE INCORPORATED                    2.06%
   EXAR CORPORATION                          1.90%
   POWERWAVE TECHNOLOGIES                    1.90%
   BERKLEY (WR) CORPORATION                  1.84%
   TRIAD HOSPITALS INCORPORATED              1.75%
   ADVANCED DIGITAL INFORMATION CORPORATION  1.72%
   HCC INSURANCE HOLDINGS INCORPORATED       1.69%

[CHART OF SECTOR DISTRIBUTION]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Health Care                         28%
Technology                          27%
Commercial Services                 12%
Financial                           10%
Consumer Cyclical                    6%
Energy                               4%
Consumer Services                    3%
Industrials                          3%
Utilities                            3%
Basic Materials                      2%
Cash                                 2%
Transportation                       1%

[CHART OF GROWTH OF $10,000 INVESTMENT(6)]

   GROWTH OF $10,000 INVESTMENT(6)

                     Wells Fargo Small Cap   Russell 2000 Index       Wells Fargo Small Cap
                     Growth Fund - Class A                            Growth Fund - Class I
       10/31/94                     $9,425             $10,000                      $10,000
       11/30/94                     $9,548              $9,596                      $10,120
       12/31/94                     $9,943              $9,853                      $10,560
        1/31/95                     $9,972              $9,729                      $10,590
        2/28/95                    $10,518             $10,134                      $11,170
        3/31/95                    $11,074             $10,307                      $11,770
        4/28/95                    $11,385             $10,536                      $12,100
        5/31/95                    $11,631             $10,717                      $12,370
        6/30/95                    $12,856             $11,273                      $13,670
        7/31/95                    $14,260             $11,923                      $15,170
        8/31/95                    $14,288             $12,169                      $15,200
        9/29/95                    $15,174             $12,387                      $16,150
       10/31/95                    $14,703             $11,834                      $15,650
       11/30/95                    $16,098             $12,331                      $17,150
       12/29/95                    $16,814             $12,656                      $17,910
        1/31/96                    $17,144             $12,642                      $18,260
        2/29/96                    $18,134             $13,037                      $19,320
        3/31/96                    $18,963             $13,303                      $20,210
        4/30/96                    $21,489             $14,014                      $22,910
        5/31/96                    $23,148             $14,566                      $24,680
        6/30/96                    $21,404             $13,968                      $22,830
        7/31/96                    $18,266             $12,748                      $19,490
        8/31/96                    $20,217             $13,489                      $21,580
        9/30/96                    $20,649             $14,016                      $22,450
       10/31/96                    $19,260             $13,801                      $20,930
       11/30/96                    $19,711             $14,369                      $21,430
       12/31/96                    $20,327             $14,746                      $22,110
        1/31/97                    $20,631             $15,041                      $22,440
        2/28/97                    $18,773             $14,675                      $20,430
        3/31/97                    $17,457             $13,982                      $19,010
        4/30/97                    $16,519             $14,022                      $18,000
        5/31/97                    $20,134             $15,582                      $21,940
        6/30/97                    $21,771             $16,251                      $23,730
        7/31/97                    $22,636             $17,006                      $24,690
        8/31/97                    $23,353             $17,396                      $25,470
        9/30/97                    $25,873             $18,669                      $28,230
       10/31/97                    $24,016             $17,850                      $26,210
       11/30/97                    $23,151             $17,733                      $25,280
       12/31/97                    $22,582             $18,044                      $24,668
        1/31/98                    $22,211             $17,759                      $24,275
        2/28/98                    $23,704             $19,071                      $25,921
        3/31/98                    $25,668             $19,857                      $28,078
        4/30/98                    $25,598             $19,966                      $28,013
        5/31/98                    $23,574             $18,890                      $25,812
        6/30/98                    $24,295             $18,930                      $26,618
        7/31/98                    $22,111             $17,396                      $24,243
        8/31/98                    $16,571             $14,018                      $18,174
        9/30/98                    $17,893             $15,116                      $19,634
       10/31/98                    $17,893             $15,732                      $19,645
       11/30/98                    $19,246             $16,557                      $21,138
       12/31/98                    $21,233             $17,581                      $23,339
        1/31/99                    $22,371             $17,815                      $24,588
        2/28/99                    $19,977             $16,372                      $21,973
        3/31/99                    $21,656             $16,628                      $23,834
        4/30/99                    $23,693             $18,117                      $26,084
        5/29/99                    $24,267             $18,382                      $26,732
        6/30/99                    $26,769             $19,213                      $29,501
        7/31/99                    $27,094             $18,686                      $29,890
        8/31/99                    $26,791             $17,995                      $29,548
        9/30/99                    $28,416             $17,999                      $31,410
       10/31/99                    $32,338             $18,072                      $35,769
       11/30/99                    $37,032             $19,151                      $40,968
       12/31/99                    $46,438             $21,319                      $51,390
        1/31/00                    $47,053             $20,976                      $52,072
        2/29/00                    $58,399             $24,439                      $64,642
        3/31/00                    $50,721             $22,829                      $56,150
        4/30/00                    $44,273             $21,454                      $48,996
        5/31/00                    $39,292             $20,204                      $43,489
        6/30/00                    $49,478             $21,965                      $54,774
        7/31/00                    $46,426             $21,258                      $51,403
        8/31/00                    $52,637             $22,880                      $58,273
        9/30/00                    $51,442             $22,207                      $56,961
       10/31/00                    $44,308             $21,217                      $49,061
       11/30/00                    $33,151             $19,038                      $36,709
       12/31/00                    $35,597             $20,673                      $39,407
        1/31/01                    $35,799             $21,750                      $39,644
        2/28/01                    $28,440             $20,317                      $31,505
        3/31/01                    $24,364             $19,324                      $26,988
        4/30/01                    $28,253             $20,835                      $31,302
        5/31/01                    $28,284             $21,347                      $31,336
        6/30/01                    $28,922             $22,103                      $32,047
        7/31/01                    $27,133             $20,907                      $30,084
        8/31/01                    $24,939             $20,232                      $27,664
        9/30/01                    $20,583             $17,509                      $22,825

(2)The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to Fund's inception date of 11/01/94.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Schroder Investment Management North America Inc.

FUND MANAGER
   Ira Unschuld

INCEPTION DATE
   08/01/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (3.58)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund significantly outperformed its benchmark, the Russell 2000 Index(2), which returned (21.21)% during the period. The Fund's Class A shares distributed no dividend income and $2.47 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     During the fiscal year ended September 30, 2001, generally negative investor sentiment dominated U.S. equity markets as concerns about the economy mounted. The Federal Reserve Board's aggressive easing of monetary policy failed to hasten a stock market recovery as the continuous stream of disappointing earnings reports and weak economic forecasts created a challenging economic environment. Toward the end of the period, hope for an economic recovery gave way to heightened uncertainty in the aftermath of the tragic events of September 11.
     Within the Fund, health care was the best performing sector. Health care holdings appreciated more than 50%, significantly outperforming the Fund's benchmark. Henry Schein, a distributor of medical products, was the best performing health care holding, benefiting from its steady progression of improving quarterly results. Real Estate Investment Trusts also performed well during the period. Manufactured Home Communities contributed positively to Fund performance, as the company was viewed as a safe haven in a volatile market due to its attractive dividend yield. Technology was the weakest sector for the Fund. One example was APW, a provider of electronics manufacturing services, which detracted from Fund performance as the stock depreciated significantly following disappointing corporate earnings.

STRATEGIC OUTLOOK

     The recent tragic events in the U.S. have led to a great deal of uncertainty. This incident is likely to have economic implications in the U.S. and other economies in the short term, but we believe the longer-term economic effect should be small. Over the next few months, we expect corporate profits to be weak and that the markets should continue to be volatile as the political and economic impact unfolds. In the future, as in the past, we expect to remain true to our discipline of investing in under-followed and misunderstood companies that could offer superior earnings growth.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to the shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 9, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to November 8, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class B sales charges and expenses.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                        Including Sales Charge                   Excluding Sales Charge
                                   --------------------------------         -------------------------------
                                    1-Year  5-Year  Since Inception          1-Year  5-Year  Since Inception
   CLASS A                          (9.12)   9.97       15.81                (3.58)  11.28       16.66
   CLASS B                          (8.66)  10.18       15.79                (4.29)  10.45       15.79
   INSTITUTIONAL CLASS                                                       (3.46)  11.34       16.70
   BENCHMARK
     RUSSELL 2000 INDEX                                                     (21.21)   4.54        8.313

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
   BETA*                                        0.60
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)    20.2X
   PRICE TO BOOK RATIO                           2.7X
   WEIGHTED MEDIAN MARKET CAP. ($B)             1.22
   NUMBER OF HOLDINGS                            107
   PORTFOLIO TURNOVER                            117%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
   APRIA HEALTHCARE GROUP INCORPORATED       1.75%
   FEDERATED INVESTORS INCORPORATED          1.65%
   DA VITA INCORPORATED                      1.64%
   AMERISOURCEBERGEN CORPORATION             1.61%
   MEDICIS PHARMACEUTICAL                    1.61%
   HILB ROGAL HAMILTON                       1.50%
   BEVERLY ENTERPRISES INCORPORATED          1.50%
   BECKMAN COULTER INCORPORATED              1.40%
   AFFILIATED MANAGERS GROUP                 1.38%
   GREATER BAY BANCORP                       1.38%

[CHART OF SECTOR DISTRIBUTION(5)]

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Health Care                          24%
Financial                            14%
Consumer Cyclical                    13%
Technology                           13%
Commercial Services                   9%
Cash                                  9%
Consumer Services                     5%
Energy                                4%
Industrials                           3%
Consumer Non-Cyclical                 2%
Utilities                             2%
Transportation                        1%
Basic Materials                       1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

   GROWTH OF $10,000 INVESTMENT(6)
   -------------------------------

                       Wells Fargo Small Cap  Russell 2000 Index        Wells Fargo Small Cap
                Opportunities Fund - Class A                     Opportunities Fund - Class I
        7/31/93                       $9,425             $10,000                     $10,000
        8/31/93                       $9,755             $10,200                     $10,350
        9/30/93                      $10,198              $9,952                     $10,820
       10/31/93                      $10,358              $9,482                     $10,990
       11/30/93                      $10,094              $9,509                     $10,710
       12/31/93                      $10,558             $10,567                     $11,202
        1/31/94                      $10,985             $11,021                     $11,656
        2/28/94                      $11,128             $11,533                     $11,807
        3/31/94                      $10,577             $11,797                     $11,222
        4/30/94                      $10,729             $12,661                     $11,384
        5/31/94                      $10,691             $12,105                     $11,343
        6/30/94                      $10,501             $12,026                     $11,142
        7/31/94                      $10,625             $12,237                     $11,273
        8/31/94                      $11,232             $12,043                     $11,918
        9/30/94                      $10,995             $12,933                     $11,666
       10/31/94                      $11,213             $13,466                     $11,897
       11/30/94                      $10,729             $12,922                     $11,384
       12/31/94                      $11,028             $13,269                     $11,701
        1/31/95                      $11,077             $13,101                     $11,753
        2/28/95                      $11,668             $13,646                     $12,380
        3/31/95                      $12,022             $13,880                     $12,756
        4/28/95                      $12,337             $14,188                     $13,090
        5/31/95                      $12,613             $14,432                     $13,383
        6/30/95                      $13,155             $15,181                     $13,957
        7/31/95                      $14,248             $16,055                     $15,117
        8/31/95                      $14,779             $16,388                     $15,681
        9/29/95                      $15,291             $16,681                     $16,224
       10/31/95                      $14,907             $15,935                     $15,817
       11/30/95                      $15,724             $16,605                     $16,684
       12/29/95                      $16,441             $17,043                     $17,444
        1/31/96                      $16,362             $17,024                     $17,360
        2/29/96                      $16,810             $17,555                     $17,835
        3/31/96                      $17,705             $17,914                     $18,785
        4/30/96                      $18,824             $18,872                     $19,973
        5/31/96                      $19,944             $19,615                     $21,160
        6/30/96                      $19,283             $18,809                     $20,460
        7/31/96                      $17,828             $17,167                     $18,916
        8/31/96                      $18,377             $18,165                     $19,498
        9/30/96                      $19,429             $18,875                     $20,614
       10/31/96                      $19,283             $18,584                     $20,472
       11/30/96                      $19,921             $19,350                     $21,148
       12/31/96                      $20,150             $19,857                     $21,391
        1/31/97                      $20,575             $20,254                     $21,831
        2/28/97                      $20,564             $19,762                     $21,831
        3/31/97                      $19,802             $18,829                     $21,022
        4/30/97                      $19,870             $18,882                     $21,094
        5/31/97                      $22,211             $20,983                     $23,577
        6/30/97                      $23,510             $21,883                     $24,944
        7/31/97                      $24,630             $22,901                     $26,144
        8/31/97                      $25,179             $23,426                     $26,715
        9/30/97                      $26,892             $25,140                     $28,545
       10/31/97                      $25,671             $24,037                     $27,238
       11/30/97                      $25,470             $23,880                     $27,036
       12/31/97                      $25,677             $24,298                     $27,256
        1/31/98                      $25,161             $23,914                     $26,695
        2/28/98                      $26,860             $25,682                     $28,498
        3/31/98                      $28,524             $26,740                     $30,264
        4/30/98                      $28,558             $26,887                     $30,300
        5/31/98                      $27,089             $25,438                     $28,754
        6/30/98                      $27,124             $25,491                     $28,790
        7/31/98                      $25,264             $23,426                     $26,805
        8/31/98                      $20,305             $18,877                     $21,544
        9/30/98                      $20,822             $20,355                     $22,092
       10/31/98                      $21,591             $21,185                     $22,908
       11/30/98                      $22,888             $22,296                     $24,284
       12/31/98                      $23,284             $23,676                     $24,704
        1/31/99                      $22,824             $23,990                     $24,216
        2/28/99                      $21,353             $22,047                     $22,655
        3/31/99                      $21,364             $22,391                     $22,667
        4/30/99                      $22,778             $24,397                     $24,179
        5/29/99                      $23,559             $24,754                     $25,009
        6/30/99                      $25,122             $25,873                     $26,655
        7/31/99                      $24,743             $25,164                     $26,264
        8/31/99                      $23,467             $24,233                     $24,911
        9/30/99                      $23,559             $24,237                     $24,996
       10/31/99                      $23,628             $24,337                     $25,070
       11/30/99                      $24,938             $25,790                     $26,472
       12/31/99                      $26,501             $28,709                     $28,118
        1/31/00                      $26,272             $28,247                     $27,886
        2/29/00                      $28,271             $32,910                     $30,020
        3/31/00                      $31,363             $30,742                     $33,300
        4/30/00                      $31,374             $28,891                     $33,312
        5/31/00                      $30,110             $27,207                     $31,971
        6/30/00                      $31,983             $29,579                     $33,971
        7/31/00                      $31,661             $28,627                     $33,629
        8/31/00                      $34,902             $30,811                     $37,092
        9/30/00                      $34,385             $29,905                     $36,543
       10/31/00                      $33,190             $28,571                     $35,275
       11/30/00                      $31,271             $25,637                     $33,239
       12/31/00                      $34,635             $27,839                     $36,809
        1/31/00                      $35,263             $29,290                     $37,488
        2/28/00                      $34,058             $27,359                     $36,209
        3/31/00                      $32,865             $26,022                     $34,944
        4/30/01                      $35,250             $28,056                     $37,488
        5/31/01                      $36,656             $28,747                     $38,979
        6/30/01                      $37,447             $29,764                     $39,832
        7/31/01                      $37,083             $28,154                     $39,446
        8/31/01                      $36,267             $27,245                     $38,593
        9/30/01                      $33,154             $23,577                     $35,277

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of 08/01/93.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Small Cap Value Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of smaller companies.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Smith Asset Management Group, L.P.

FUND MANAGER
   Steve Smith, CFA

INCEPTION DATE
   10/15/97

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares underperformed its benchmark, the Russell 2000 Index(1) for the twelve-month period ended September 30, 2001, returning (22.50)%(2), versus a return of (21.21)% for the benchmark. The Fund distributed neither dividends nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     During the year, investors continued their retreat from technology stocks. The Fund's low exposure to the most overvalued segments of the market (including technology shares) coupled with the Fund's broad sector diversification, provided support for the Fund against the market sell-off. Performance was driven by the Fund's consumer staples and utilities holdings.
     The Fund invests in small, undervalued companies that we believe are likely to report a succession of positive earnings surprises. The Fund continued to hold companies with strong positive earnings surprises, with 93% of all companies reporting unexpected positive earnings, compared with 61% for all companies comprising the Russell 2000 Index. In terms of individual stocks, two of the Fund's most successful holdings for the period were Americredit Corp. and NVR, Inc. Americredit Corp., a consumer finance company, rose after announcing that 2001 earnings would be 20% higher than consensus expectations. NVR, Inc., a single- and multi-family homebuilder, rose after announcing a 41% positive earnings surprise and increased earnings growth estimates for 2001. One of the Fund's least successful positions was Compucredit, Inc., which fell after announcing that loan losses had risen more than expected.

STRATEGIC OUTLOOK

     In the near term, we expect economic activity to slow quickly as the disruption caused by the September 11 attacks ripples through the economy. However, the Federal Reserve Board, the White House, and a newly bipartisan Congress seem intent on providing the stimulus necessary to put the economy back on track. The net result is that, while the U.S. economy may fall quickly in coming months, it could be on firmer footing sooner than it might otherwise have been. If the market rally that began on September 21 holds, the U.S economy may see signs of recovery early in the first quarter of 2002.

(1) The Russell 2000 Index is an unmanaged index, which measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Institutional Class shares of the Wells Fargo Small Cap Value Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Small Cap Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WElls Fargo Funds, Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2001)
                                                       Excluding Sales Charge
                                                  ----------------------------------
                                                   1-Year            Since Inception
   INSTITUTIONAL CLASS                            (22.50)               (4.77)
   BENCHMARK
     RUSSELL 2000 INDEX                           (21.21)               (1.60)(3)

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
   BETA*                                         0.50
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)    12.3x
   PRICE TO BOOK RATIO                           2.5x
   MEDIAN MARKET CAP. ($B)                       0.6
   NUMBER OF HOLDINGS                             68
   PORTFOLIO TURNOVER                            131%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
   HENRY SCHEIN INCORPORATED                 3.24%
   D.R. HORTON INCORPORATED                  2.91%
   CONSTELLATION BRANDS INCORPORATED         2.82%
   DORAL FINANCIAL CORP                      2.63%
   OXFORD HEALTH PLANS                       2.59%
   ALLETE INCORPORATED                       2.57%
   LANDAMERICA FINANCIAL GROUP               2.53%
   NVR INCORPORATED                          2.51%
   COVENTRY HEALTH CARE INCORPORATED         2.43%
   PULTE HOMES INCORPORATED                  2.29%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Cash                                 24%
Consumer Cyclical                    19%
Financial                            19%
Health Care                          14%
Energy                                7%
Utilities                             5%
Consumer Services                     5%
Consumer Non-Cyclical                 4%
Technology                            2%
Transport                             2%
Commercial Services                   1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(6)
                    Wells Fargo Small Cap  Russell 2000 Index
                     Value Fund - Class I
       10/15/97                   $10,000            $10,000
       10/31/97                    $9,290             $9,561
       11/30/97                    $9,300             $9,499
       12/31/97                    $9,210             $9,665
        1/31/98                    $9,160             $9,512
        2/28/98                   $10,000            $10,215
        3/31/98                   $10,650            $10,636
        4/30/98                   $10,760            $10,695
        5/31/98                   $10,160            $10,118
        6/30/98                   $10,060            $10,140
        7/31/98                    $9,190             $9,318
        8/31/98                    $7,420             $7,509
        9/30/98                    $7,450             $8,097
       10/31/98                    $7,830             $8,427
       11/30/98                    $8,270             $8,868
       12/31/98                    $8,700             $9,417
        1/31/99                    $8,440             $9,543
        2/28/99                    $7,669             $8,770
        3/31/99                    $7,309             $8,907
        4/30/99                    $7,799             $9,705
        5/29/99                    $8,050             $9,846
        6/30/99                    $8,781            $10,291
        7/31/99                    $8,731            $10,009
        8/31/99                    $8,350             $9,639
        9/30/99                    $8,520             $9,641
       10/31/99                    $8,530             $9,680
       11/30/99                    $8,941            $10,258
       12/31/99                    $9,622            $11,420
        1/31/00                    $8,931            $11,236
        2/29/00                    $9,341            $13,091
        3/31/00                   $10,092            $12,228
        4/30/00                   $10,292            $11,492
        5/31/00                    $9,742            $10,822
        6/30/00                   $10,252            $11,766
        7/31/00                    $9,822            $11,387
        8/31/00                   $10,783            $12,256
        9/30/00                   $10,633            $11,895
       10/31/00                   $10,523            $11,365
       11/30/00                    $9,712            $10,198
       12/31/00                   $10,423            $11,074
        1/31/01                   $10,152            $11,650
        2/28/01                    $9,722            $10,883
        3/31/01                    $9,331            $10,351
        4/30/01                   $10,012            $11,160
        5/31/01                    $9,772            $11,434
        6/30/01                    $9,772            $11,839
        7/31/01                    $9,572            $11,199
        8/31/01                    $8,911            $10,837
        9/30/01                    $8,240             $9,378

(3) The published return closest to the Fund's inception date of 10/15/97.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Value Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Peregrine Capital Management, Inc.

FUND MANAGERS
   Robert Mersky, CFA
   Paul von Kuster, CFA

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned (23.33)%(1) for the twelve-month period ended September 30, 2001. The Fund underperformed its benchmark, the Russell 2000 Index(2), which returned (21.21)% during the period. The Fund's Institutional Class shares distributed no dividend income and $7.13 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     For the 12-month period ended September 30, 2001, value stocks outpaced growth stocks. In three of the four fiscal calendar quarters, small-cap value stocks outperformed their growth counterparts by more than 15%. In this environment, the Fund's growth-orientation detracted from its performance.
     Within the Fund, an overweight position in health care stocks helped performance, while financial services stocks posted the strongest returns. Among individual holdings, five of the ten top-performing stocks in the portfolio were health care companies. As would be expected, technology holdings contributed negatively to Fund performance during the period. Of the Fund's ten worst performing positions during the period, four were technology stocks.

STRATEGIC OUTLOOK

     Prior to the September 11 terrorist attack, U.S. and foreign economies were weakening, bordering on recession. The events of September may accelerate the downturn that was already in place. Near term, we expect economic activity to slow more quickly as the disruption caused by the attacks ripples through the economy, resulting in negative Gross Domestic Product levels for the third and fourth quarters of 2001. However, a unified force that includes the Federal Reserve Board, the White House, and a newly bipartisan Congress seems intent on providing the stimulus necessary to put the economy back on track. At the same time, the focus and aggressive action anticipated in the war on terrorism should help to reduce the risk of future attacks and restore investor confidence. The net result is that, while the U.S. economy may fall more quickly, it could be on firmer footing sooner than it might otherwise have been.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                                 Excluding Sales Charge
                                                               --------------------------
                                                                1-Year   5-Year   10-Year
   INSTITUTIONAL CLASS                                          (23.33)   3.51     11.57
   BENCHMARK
     RUSSELL 2000 INDEX                                         (21.21)   4.54     10.01

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
   BETA*                                                1.17
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         20.0x
   PRICE TO BOOK RATIO                                   1.9x
   MEDIAN MARKET CAP. ($B)                              0.80
   NUMBER OF HOLDINGS                                    123
   PORTFOLIO TURNOVER                                    206%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2001)
   HEALTH MANAGEMENT ASSOCIATION             2.11%
   CONSTELLATION BRANDS INCORPORATED         1.86%
   CAREMARK RX INCORPORATED                  1.84%
   OLD REPUBLIC INTERNATIONAL CORPORATION    1.80%
   SPINNAKER EXPLORATION COMPANY             1.52%
   AUTODESK INCORPORATED                     1.46%
   REHABCARE GROUP INCORPORATED              1.46%
   MANOR CARE INCORPORATED                   1.34%
   AUTOLIV INCORPORATED                      1.34%
   INSIGHT COMMUNICATIONS                    1.34%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)
Health Care                          26%
Technology                           21%
Financial                            14%
Basic Materials                       9%
Consumer Cyclical                     7%
Energy                                5%
Commercial Services                   4%
Consumer Services                     4%
Cash                                  3%
Transportation                        3%
Industrials                           2%
Consumer Non-Cyclical                 2%

[CHART OF GROWTH OF $10,0000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(5)
------------------------------------------------------------------
                     Wells Fargo Small Company   Russell 2000 Index
                         Growth Fund - Class I
        9/30/91                        $10,000             $10,000
       10/31/91                        $10,797             $10,171
       11/30/91                         $9,951             $10,397
       12/31/91                        $11,294             $10,576
        1/31/92                        $12,161             $11,124
        2/29/92                        $12,152             $11,765
        3/31/92                        $11,372             $12,009
        4/30/92                        $10,864             $12,224
        5/31/92                        $10,784             $11,677
        6/30/92                        $10,236             $12,168
        7/31/92                        $10,753             $12,489
        8/31/92                        $10,448             $12,475
        9/30/92                        $10,751             $12,865
       10/31/92                        $11,328             $13,127
       11/30/92                        $12,606             $13,829
       12/31/92                        $13,216             $14,374
        1/31/93                        $13,636             $13,783
        2/28/93                        $12,637             $12,580
        3/31/93                        $13,272             $13,311
        4/30/93                        $13,114             $13,831
        5/31/93                        $13,975             $13,618
        6/30/93                        $14,008             $14,180
        7/31/93                        $14,034             $14,551
        8/31/93                        $15,141             $14,842
        9/30/93                        $15,767             $14,481
       10/31/93                        $15,805             $13,798
       11/30/93                        $15,354             $13,836
       12/31/93                        $16,142             $15,376
        1/31/94                        $16,330             $16,036
        2/28/94                        $16,208             $16,782
        3/31/94                        $15,126             $17,166
        4/30/94                        $15,359             $18,423
        5/31/94                        $14,887             $17,614
        6/30/94                        $14,213             $17,499
        7/31/94                        $14,659             $17,806
        8/31/94                        $15,632             $17,524
        9/30/94                        $15,537             $18,819
       10/31/94                        $15,555             $19,595
       11/30/94                        $14,865             $18,803
       12/31/94                        $15,588             $19,307
        1/31/95                        $15,560             $19,064
        2/28/95                        $16,451             $19,857
        3/31/95                        $16,915             $20,196
        4/28/95                        $17,175             $20,645
        5/31/95                        $17,343             $21,000
        6/30/95                        $18,726             $22,090
        7/31/95                        $20,587             $23,362
        8/31/95                        $21,359             $23,846
        9/29/95                        $21,830             $24,273
       10/31/95                        $21,057             $23,188
       11/30/95                        $21,682             $24,161
       12/29/95                        $21,742             $24,799
        1/31/96                        $21,773             $24,772
        2/29/96                        $22,494             $25,545
        3/31/96                        $22,982             $26,066
        4/30/96                        $24,795             $27,461
        5/31/96                        $25,570             $28,542
        6/30/96                        $24,036             $27,369
        7/31/96                        $22,424             $24,980
        8/31/96                        $24,183             $26,431
        9/30/96                        $25,136             $27,465
       10/31/96                        $24,586             $27,042
       11/30/96                        $25,492             $28,156
       12/31/96                        $26,050             $28,894
        1/31/97                        $26,946             $29,472
        2/28/97                        $25,859             $28,755
        3/31/97                        $24,660             $27,398
        4/30/97                        $24,460             $27,475
        5/31/97                        $27,015             $30,533
        6/30/97                        $28,953             $31,843
        7/31/97                        $31,153             $33,323
        8/31/97                        $31,657             $34,086
        9/30/97                        $34,010             $36,582
       10/31/97                        $33,157             $34,976
       11/30/97                        $32,269             $34,748
       12/31/97                        $31,824             $35,356
        1/31/98                        $31,618             $34,798
        2/28/98                        $33,993             $37,369
        3/31/98                        $35,740             $38,909
        4/30/98                        $35,956             $39,123
        5/31/98                        $33,061             $37,014
        6/30/98                        $32,393             $37,092
        7/31/98                        $30,401             $34,088
        8/31/98                        $22,659             $27,468
        9/30/98                        $24,415             $29,618
       10/31/98                        $26,123             $30,827
       11/30/98                        $27,634             $32,442
       12/31/98                        $28,926             $34,450
        1/31/99                        $29,808             $34,909
        2/28/99                        $26,592             $32,081
        3/31/99                        $26,420             $32,581
        4/30/99                        $28,335             $35,501
        5/29/99                        $29,518             $36,019
        6/30/99                        $31,390             $37,647
        7/31/99                        $31,357             $36,616
        8/31/99                        $29,432             $35,261
        9/30/99                        $29,077             $35,268
       10/31/99                        $29,324             $35,412
       11/30/99                        $31,691             $37,527
       12/31/99                        $34,455             $41,775
        1/31/00                        $34,111             $41,102
        2/29/00                        $40,178             $47,888
        3/31/00                        $40,512             $44,732
        4/30/00                        $39,221             $42,039
        5/31/00                        $37,317             $39,588
        6/30/00                        $39,834             $43,040
        7/31/00                        $37,220             $41,655
        8/31/00                        $40,469             $44,833
        9/30/00                        $38,963             $43,515
       10/31/00                        $38,048             $41,574
       11/30/00                        $32,681             $37,304
       12/31/00                        $35,263             $40,509
        1/31/00                        $36,995             $42,619
        2/28/00                        $34,988             $39,811
        3/31/00                        $32,101             $37,864
        4/30/01                        $35,057             $40,825
        5/31/01                        $36,707             $41,829
        6/30/01                        $37,930             $43,310
        7/31/01                        $36,885             $40,967
        8/31/01                        $35,813             $39,644
        9/30/01                        $29,874             $34,308

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4) Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Specialized Health Sciences (the Fund) seeks long-term capital appreciation by investing in equity securities of domestic and foreign health sciences companies.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Dresdner RCM Global Investors, LLC

FUND MANAGER
   Michael Dauchot, M.D.

INCEPTION DATE
   04/02/01

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (3.00)%(1) since its inception on April 2, 2001, to the period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (9.68)%. The Fund's Class A shares distributed no dividends or capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     Most components of the health care sector performed well during this six-month period as investors sought defensive, high-quality stable companies whose fortunes do not fluctuate with the teetering economy. Medical equipment and supply companies continued to post strong revenue and earnings growth, while hospital management companies continued to benefit from a migration away from health maintenance organizations on the part of patients.
     For example, Johnson & Johnson posted strong results on positive news regarding the company's drug coated cardiovascular stent, a device used to open clogged coronary arteries. Other profitable investments in the Fund included St. Jude Medical, which manufactures medical products relating to cardiac medicine and surgery, and Abbott Laboratories, which offers a broad array of diagnostic and hospital products.
     Large-cap pharmaceutical stocks generally performed well, although biotechnology companies with extremely high valuations performed poorly. Biotech stocks surged in the second calendar quarter of 2001, fueled in part by positive news flows from a variety of medical meetings where new cancer drugs were introduced. This contributed positively to Fund performance. However, the fact that biotech investors rely on news flow from medical conferences, many of which were delayed or canceled due to disruptions in air travel following the September 11 terrorist attacks, negatively affected more recent Fund performance.

STRATEGIC OUTLOOK

     We believe that health care stocks can offer a good defensive area of the market during uncertain times. Hospital stocks should continue to benefit from improved Medicare reimbursement, rising admissions, and the diminished competition from HMOs. Large-cap pharmaceutical companies can continue to provide steady earnings growth regardless of the economy's fortunes. We believe that investors will likely resume their interest in biotechnology stocks once medical conferences, FDA activity, and news flow return to normal.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                            Including Sales Charge    Excluding Sales Charge
                                            ----------------------    ----------------------
                                              Since Inception*           Since Inception*
   CLASS A                                         (8.58)                    (3.00)
   CLASS B                                         (8.23)                    (3.40)
   CLASS C                                         (4.37)                    (3.40)
   BENCHMARK
     S&P 500 INDEX                                                           (9.68)(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)        82.5x
   PRICE TO BOOK RATIO                                  8.4x
   MEDIAN MARKET CAP. ($B)                              3.1
   NUMBER OF HOLDINGS                                    55
   PORTFOLIO TURNOVER                                    48%

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
   PFIZER INCORPORATED                       6.38%
   AMERICAN HOME PRODUCTS                    4.80%
   PHARMACIA CORPORATION                     4.28%
   JOHNSON & JOHNSON                         3.95%
   ABBOTT LABORATORIES                       3.72%
   WATERS CORPORATION                        3.35%
   STRYKER CORPORATION                       2.99%
   GENENTECH INCORPORATED                    2.98%
   AMGEN INCORPORATED                        2.91%
   SCHERING-PLOUGH CORPORATION               2.76%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Health Care                          89%
Cash                                  5%
Technology                            3%
Basic Materials                       1%
Commercial Services                   1%
Consumer Non-Cyclical                 1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(6)
                 Wells Fargo Specialized Health   S&P 500 Index
                          Sciences Fund - Class A
        3/31/01                          $9,425         $10,000
        4/30/01                          $9,991         $10,777
        5/31/01                         $10,481         $10,849
        6/30/01                         $10,283         $10,586
        7/31/01                          $9,943         $10,482
        8/31/01                          $9,670          $9,826
        9/30/01                          $9,142          $9,032

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of 04/02/01.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Specialized Health Sciences Fund Class A shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Specialized Technology Fund (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Dresdner RCM Global Investors, LLC

FUND MANAGERS
   Huachen Chen, CFA
   Walter Price, Jr., CFA

INCEPTION DATE
   09/18/00

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned (70.13)%(1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%. The Fund's Class A shares distributed no dividends or capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     Technology was among the worst performing sectors during the past fiscal year. True, the investment climate appeared to be brightening in early summer when consumer spending was steady amid aggressive actions by the Federal Reserve Board to lower interest rates. However, by mid-August, it became clear that many technology companies were struggling to meet profit expectations and stocks slumped. The recovery that investors hoped for in the second half of 2001 no longer seemed likely, and the consensus among the investment community was that a recovery would not take place before early 2002. All of these negative trends were exacerbated by the September 11 terrorist attacks.
     Although virtually every category of technology declined sharply -- semiconductors, software and communications equipment, to name just a few -- a bright spot for the Fund was in the area of technology services. Because of their steady earnings growth and low dependence on the economy's health, Fund holdings such as Affiliated Computer Services, Concord EFS, Electronic Data Systems, and National Data held up reasonably well. In addition, a few Internet survivors met profit expectations. A notable example is Earthlink, an Internet service provider that offers web page design, domain name registration, and e-commerce solutions.
     Throughout the period, we actively deployed our defensive strategies of raising and reinvesting cash based on economic news, and rotating assets among multiple sub-sectors. As an example of sub-sector rotation, assets were rotated in and out of communications and software stocks during the period. These efforts increased portfolio turnover while minimizing downside risk.

STRATEGIC OUTLOOK

     We believe that the terrorist attacks have postponed a consumer-led recovery and probably plunged the nation into a recession, which in turn could lead to further cuts in capital spending budgets and further delays in technology procurements. In this environment, we intend to focus on companies that have sustained profitability as a result of new products, services or markets. The speed of a technology recovery could be somewhat dependent upon a successful military campaign, or at least substantial progress in the nation's new war against terrorism.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)
                                                           Including Sales Charge Excluding Sales Charge
                                                           ---------------------- ----------------------
                                                                        Since                 Since
                                                             1-Year   Inception    1-Year   Inception
   CLASS A                                                   (71.85)   (70.37)    (70.13)     (68.63)
   CLASS B                                                   (71.81)   (70.04)    (70.33)     (68.83)
   CLASS C                                                   (70.62)   (68.83)    (70.33)     (68.83)
   BENCHMARK
     S&P 500 INDEX                                                                (26.62)     (26.62)(3)

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)        46.8x
   PRICE TO BOOK RATIO                                  5.2x
   MEDIAN MARKET CAP. ($B)                              3.9
   NUMBER OF HOLDINGS                                    62
   PORTFOLIO TURNOVER                                   774%

   * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
   AFFILIATED COMPUTER CLASS A               5.53%
   CONCORD EFS INCORPORATED                  5.03%
   TYCO INTERNATIONAL LIMITED                4.31%
   ELECTRONIC DATA SYSTEMS                   4.00%
   EBAY INCORPORATED                         2.92%
   MICROSOFT CORPORATION                     2.69%
   CYTYC CORPORATION                         2.69%
   FLEXTRONICS INTERNATIONAL LIMITED         2.11%
   QUALCOMM INCORPORATED                     2.03%
   EARTHLINK INCORPORATED                    1.99%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2001)
Technology                          38%
Cash                                30%
Commercial Services                 15%
Financial                            5%
Health Care                          5%
Industrials                          4%
Consumer Cyclical                    2%

[CHART OF GROWTH OF $10,000 INVESTMENT(6)]

GROWTH OF $10,000 INVESTMENT(6)
-----------------------------------------------------------------------
                    Wells Fargo Specialized Technology    S&P 500 Index
                                        Fund - Class A
        9/18/00                                 $9,425         $10,000
        9/30/00                                 $9,529          $9,472
       10/31/00                                 $8,426          $9,432
       11/30/00                                 $6,909          $8,689
       12/31/00                                 $6,437          $8,652
        1/31/01                                 $6,795          $8,960
        2/28/01                                 $5,014          $8,143
        3/31/01                                 $4,326          $7,626
        4/30/01                                 $4,637          $8,219
        5/31/01                                 $4,373          $8,274
        6/30/01                                 $4,232          $8,073
        7/31/01                                 $3,827          $7,994
        8/31/01                                 $3,327          $7,493
        9/30/01                                 $2,846          $6,888

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of 09/18/00.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Specialized Technology Fund Class A shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001

DISCIPLINED GROWTH FUND

FACE/SHARE
AMOUNT          SECURITY DESCRIPTION                                                                                       VALUE
N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                                     $     18,038,399

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 100.20% (COST $17,686,311)                                                        18,038,399
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $17,686,311)                                       100.20%                                                        $18,038,399
OTHER ASSETS AND LIABILITIES, NET                         (0.20)                                                            (35,834)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                        $18,002,565
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       42

DIVERSIFIED EQUITY FUND

FACE/SHARE
AMOUNT          SECURITY DESCRIPTION                                                                                       VALUE
N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                                     $     40,303,214
N/A   WELLS FARGO INCOME EQUITY PORTFOLIO                                                                               408,685,493
N/A   WELLS FARGO INDEX PORTFOLIO                                                                                       400,152,599
N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                                        103,323,003
N/A   WELLS FARGO INTERNATIONAL PORTFOLIO                                                                               134,499,082
N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                                       40,546,508
N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                                        309,704,632
N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                              38,911,169
N/A   WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                              40,031,651
N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                                         37,883,300
N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                                          39,437,735

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 100.06% (COST $1,303,186,993)                                                  1,593,478,386
TOTAL INVESTMENTS IN CORE PORTFOLIOS                                                                               ----------------
(COST $1,303,186,993)                                    100.06%                                                   $  1,593,478,386
OTHER ASSETS AND LIABILITIES, NET                         (0.06)                                                           (981,218)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $  1,592,497,168
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       43

DIVERSIFIED SMALL CAP FUND

FACE/SHARE
AMOUNT          SECURITY DESCRIPTION                                                                                       VALUE
N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                        $     35,198,101
N/A   WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                              35,667,897
N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                                         34,602,892
N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                                          35,280,839

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.58% (COST $149,860,461)                                                       140,749,729
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $149,860,461)                                       99.58%                                                   $    140,749,729
OTHER ASSETS AND LIABILITIES, NET                          0.42                                                             591,321
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    141,341,050
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       44

EQUITY INCOME FUND

FACE/SHARE
AMOUNT          SECURITY DESCRIPTION                                                                                       VALUE
          N/A   WELLS FARGO INCOME EQUITY PORTFOLIO                                                                $  1,479,413,517

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 100.60% (COST $1,353,126,117)                                                  1,479,413,517
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,353,126,117)                                    100.60%                                                   $  1,479,413,517
OTHER ASSETS AND LIABILITIES, NET                         (0.60)                                                         (8,868,956)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $  1,470,544,561
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       45

EQUITY INDEX FUND

SHARES          SECURITY NAME                                                                                              VALUE
Common Stock - 94.31%
AMUSEMENT & RECREATION SERVICES - 0.03%
        5,323   HARRAH'S ENTERTAINMENT INCORPORATED+                                                               $        143,774

APPAREL & ACCESSORY STORES - 0.32%
       39,028   GAP INCORPORATED                                                                                            466,385
       15,126   KOHL'S CORPORATION+                                                                                         726,048
       19,362   LIMITED INCORPORATED                                                                                        183,939
        6,076   NORDSTROM INCORPORATED                                                                                       87,798

                                                                                                                          1,464,170
                                                                                                                   ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.05%
        2,385   LIZ CLAIBORNE INCORPORATED                                                                                   89,915
        5,085   VF CORPORATION                                                                                              148,837

                                                                                                                            238,752
                                                                                                                   ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
        5,085   AUTOZONE INCORPORATED+                                                                                      263,708
                                                                                                                   ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
        2,740   RYDER SYSTEM INCORPORATED                                                                                    54,773
                                                                                                                   ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
        2,693   CENTEX CORPORATION                                                                                           90,835
        2,010   KB HOME                                                                                                      57,104
        2,673   PULTE HOMES INCORPORATED                                                                                     81,927

                                                                                                                            229,866
                                                                                                                   ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
      105,965   HOME DEPOT INCORPORATED                                                                                   4,065,877
       34,926   LOWE'S COMPANIES INCORPORATED                                                                             1,105,408
        7,114   SHERWIN-WILLIAMS COMPANY                                                                                    158,073

                                                                                                                          5,329,358
                                                                                                                   ----------------

BUSINESS SERVICES - 7.53%
       10,859   ADOBE SYSTEMS INCORPORATED                                                                                  260,399
      201,183   AOL TIME WARNER INCORPORATED+                                                                             6,659,157
        2,447   AUTODESK INCORPORATED                                                                                        78,451
       28,345   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    1,333,349
       11,063   BMC SOFTWARE INCORPORATED+                                                                                  140,500
       46,772   CENDANT CORPORATION+                                                                                        598,682
        8,387   CITRIX SYSTEMS INCORPORATED+                                                                                166,063
       26,168   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                              673,564
        7,656   COMPUTER SCIENCES CORPORATION+                                                                              253,950
       16,701   COMPUWARE CORPORATION+                                                                                      139,119
       10,938   CONCORD EFS INCORPORATED+                                                                                   535,415
        7,759   CONVERGYS CORPORATION+                                                                                      215,312
        3,209   DELUXE CORPORATION                                                                                          110,839
       21,247   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       1,223,402

                                       46

SHARES           SECURITY NAME                                                                                              VALUE
        6,502   EQUIFAX INCORPORATED                                                                               $        142,394
       17,789   FIRST DATA CORPORATION                                                                                    1,036,387
        8,469   FISERV INCORPORATED+                                                                                        288,878
       13,379   IMS HEALTH INCORPORATED                                                                                     335,144
       17,032   INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                                 347,453
        9,474   INTUIT INCORPORATED+                                                                                        339,169
        3,751   MERCURY INTERACTIVE CORPORATION+                                                                             71,419
      244,389   MICROSOFT CORPORATION+                                                                                   12,505,385
        4,381   NCR CORPORATION+                                                                                            129,897
       16,348   NOVELL INCORPORATED+                                                                                         59,834
        8,410   OMNICOM GROUP INCORPORATED                                                                                  545,809
      254,900   ORACLE CORPORATION+                                                                                       3,206,642
       11,996   PARAMETRIC TECHNOLOGY CORPORATION+                                                                           62,259
       13,349   PEOPLESOFT INCORPORATED+                                                                                    240,816
        7,963   ROBERT HALF INTERNATIONAL INCORPORATED+                                                                     159,340
        5,581   SAPIENT CORPORATION+                                                                                         21,487
       20,576   SIEBEL SYSTEMS INCORPORATED+                                                                                267,694
      147,884   SUN MICROSYSTEMS INCORPORATED+                                                                            1,223,001
        4,834   TMP WORLDWIDE INCORPORATED+                                                                                 137,237
       14,380   UNISYS CORPORATION+                                                                                         124,531
       18,046   VERITAS SOFTWARE CORPORATION+                                                                               332,768
       25,742   YAHOO! INCORPORATED+                                                                                        226,787

                                                                                                                         34,192,533
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 12.91%
       70,330   ABBOTT LABORATORIES                                                                                       3,646,611
       10,350   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       399,303
        2,570   ALBERTO CULVER COMPANY                                                                                       99,947
       59,685   AMERICAN HOME PRODUCTS CORPORATION                                                                        3,476,651
       47,368   AMGEN INCORPORATED+                                                                                       2,783,344
        5,006   AVERY DENNISON CORPORATION                                                                                  236,834
       10,773   AVON PRODUCTS INCORPORATED                                                                                  498,251
        6,749   BIOGEN INCORPORATED+                                                                                        375,109
       88,249   BRISTOL-MYERS SQUIBB COMPANY                                                                              4,903,114
        8,622   CHIRON CORPORATION+                                                                                         383,075
       10,740   CLOROX COMPANY                                                                                              397,380
       25,476   COLGATE-PALMOLIVE COMPANY                                                                                 1,483,977
       40,755   DOW CHEMICAL COMPANY                                                                                      1,335,134
       47,352   E I DU PONT DE NEMOURS & COMPANY                                                                          1,776,647
        3,497   EASTMAN CHEMICAL COMPANY                                                                                    126,941
        5,793   ECOLAB INCORPORATED                                                                                         210,460
       51,033   ELI LILLY & COMPANY                                                                                       4,118,363
        8,000   FOREST LABORATORIES INCORPORATED+                                                                           577,120
       47,883   GILLETTE COMPANY                                                                                          1,426,913
        2,283   GREAT LAKES CHEMICAL CORPORATION                                                                             50,454

                                       47

SHARES          SECURITY NAME                                                                                              VALUE
       24,252   IMMUNEX CORPORATION+                                                                               $        452,300
        4,350   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             120,452
       10,378   KING PHARMACEUTICALS INCORPORATED+                                                                          435,357
        9,662   MEDIMMUNE INCORPORATED+                                                                                     344,257
      104,120   MERCK & COMPANY INCORPORATED                                                                              6,934,392
      286,652   PFIZER INCORPORATED                                                                                      11,494,745
       59,074   PHARMACIA CORPORATION                                                                                     2,396,042
        7,647   PPG INDUSTRIES INCORPORATED                                                                                 349,850
        7,293   PRAXAIR INCORPORATED                                                                                        306,306
       58,810   PROCTER & GAMBLE COMPANY                                                                                  4,280,780
        9,998   ROHM & HAAS COMPANY                                                                                         327,534
       66,434   SCHERING-PLOUGH CORPORATION                                                                               2,464,701
        3,436   SIGMA ALDRICH                                                                                               155,307
        4,807   WATSON PHARMACEUTICALS INCORPORATED+                                                                        262,991

                                                                                                                         58,630,642
                                                                                                                   ----------------

COMMUNICATIONS - 7.03%
       14,216   ALLTEL CORPORATION                                                                                          823,817
      156,673   AT&T CORPORATION                                                                                          3,023,789
      114,882   AT&T WIRELESS SERVICES+                                                                                   1,716,337
       12,888   AVAYA INCORPORATED+                                                                                         127,591
       85,101   BELLSOUTH CORPORATION                                                                                     3,535,947
        6,402   CENTURYTEL INCORPORATED                                                                                     214,467
       12,956   CITIZENS COMMUNICATIONS COMPANY+                                                                            121,786
       26,678   CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                                1,060,451
       42,911   COMCAST CORPORATION CLASS A+                                                                              1,539,218
       40,252   GLOBAL CROSSING LIMITED+                                                                                     72,454
       34,739   NEXTEL COMMUNICATIONS INCORPORATED+                                                                         300,840
       75,434   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                           1,259,748
      152,932   SBC COMMUNICATIONS INCORPORATED                                                                           7,206,156
       40,244   SPRINT CORPORATION (FON GROUP)                                                                              966,258
       42,546   SPRINT CORPORATION (PCS GROUP)+                                                                           1,118,534
        9,463   UNIVISION COMMUNICATIONS INCORPORATED+                                                                      217,176
      122,813   VERIZON COMMUNICATIONS INCORPORATED                                                                       6,645,412
      131,140   WORLDCOM GROUP+                                                                                           1,972,346

                                                                                                                         31,922,327
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 8.90%
       16,817   AMSOUTH BANCORP                                                                                             303,883
       72,784   BANK OF AMERICA CORPORATION                                                                               4,250,586
       33,399   BANK OF NEW YORK COMPANY INCORPORATED                                                                     1,168,965
       52,915   BANK ONE CORPORATION                                                                                      1,665,235
       19,901   BB&T CORPORATION                                                                                            725,391
        9,856   CHARTER ONE FINANCIAL INCORPORATED                                                                          278,136
      228,336   CITIGROUP INCORPORATED                                                                                    9,247,608
        8,104   COMERICA INCORPORATED                                                                                       448,962

                                       48

SHARES          SECURITY NAME                                                                                              VALUE
       26,132   FIFTH THIRD BANCORP                                                                                $      1,606,595
       49,180   FLEETBOSTON FINANCIAL CORPORATION                                                                         1,782,775
        7,205   GOLDEN WEST FINANCIAL CORPORATION                                                                           418,611
       11,398   HUNTINGTON BANCSHARES INCORPORATED                                                                          197,299
       90,144   J P MORGAN CHASE & COMPANY                                                                                3,078,418
       19,276   KEYCORP                                                                                                     465,323
       21,669   MELLON FINANCIAL CORPORATION                                                                                700,559
       27,279   NATIONAL CITY CORPORATION                                                                                   817,006
       10,109   NORTHERN TRUST CORPORATION                                                                                  530,520
       13,123   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                   751,292
       10,330   REGIONS FINANCIAL CORPORATION                                                                               298,124
       15,436   SOUTHTRUST CORPORATION                                                                                      393,155
       14,775   STATE STREET CORPORATION                                                                                    672,263
       13,259   SUNTRUST BANKS INCORPORATED                                                                                 883,049
       13,170   SYNOVUS FINANCIAL CORPORATION                                                                               363,492
        6,225   UNION PLANTERS CORPORATION                                                                                  267,053
       86,530   US BANCORP                                                                                                1,919,235
       63,662   WACHOVIA CORPORATION                                                                                      1,973,522
       39,851   WASHINGTON MUTUAL INCORPORATED                                                                            1,533,466
       77,928   WELLS FARGO & COMPANY++                                                                                   3,463,900
        4,183   ZIONS BANCORP                                                                                               224,460

                                                                                                                         40,428,883
                                                                                                                   ----------------

EATING & DRINKING PLACES - 0.47%
        5,361   DARDEN RESTAURANTS INCORPORATED                                                                             140,726
       58,725   MCDONALD'S CORPORATION+                                                                                   1,593,797
        6,671   TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                     261,637
        5,161   WENDY'S INTERNATIONAL INCORPORATED                                                                          137,540

                                                                                                                          2,133,700
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.34%
       24,160   AES CORPORATION+                                                                                            309,731
        5,662   ALLEGHENY ENERGY INCORPORATED                                                                               207,795
        8,958   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       114,215
        6,231   AMEREN CORPORATION                                                                                          239,270
       14,628   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                632,368
       13,561   CALPINE CORPORATION+                                                                                        309,326
        7,220   CINERGY CORPORATION.                                                                                        222,881
        5,993   CMS ENERGY CORPORATION                                                                                      119,860
        9,631   CONSOLIDATED EDISON INCORPORATED                                                                            392,174
        7,435   CONSTELLATION ENERGY GROUP                                                                                  179,927
       11,234   DOMINION RESOURCES INCORPORATED                                                                             666,738
        7,484   DTE ENERGY COMPANY                                                                                          322,186
       35,051   DUKE ENERGY CORPORATION                                                                                   1,326,680
       14,803   DYNEGY INCORPORATED                                                                                         512,924
       14,794   EDISON INTERNATIONAL                                                                                        194,689
       23,121   EL PASO CORPORATION                                                                                         960,678

                                       49

SHARE           SECURITY NAME                                                                                              VALUE
       10,022   ENTERGY CORPORATION                                                                                $        356,382
       14,558   EXELON CORPORATION                                                                                          649,287
       10,171   FIRSTENERGY CORPORATION                                                                                     365,647
        7,985   FPL GROUP INCORPORATED                                                                                      427,597
        5,426   GPU INCORPORATED                                                                                            218,993
        6,235   KEYSPAN CORPORATION                                                                                         207,251
        5,198   KINDER MORGAN INCORPORATED                                                                                  255,794
       15,415   MIRANT CORPORATION+                                                                                         337,589
        7,276   NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                       123,474
        2,062   NICOR INCORPORATED                                                                                           79,903
        9,378   NISOURCE INCORPORATED                                                                                       218,601
       17,579   PG&E CORPORATION                                                                                            267,201
        1,607   PEOPLE'S ENERGY CORPORATION                                                                                  63,894
        3,848   PINNACLE WEST CAPITAL CORPORATION                                                                           152,766
        6,627   PPL CORPORATION                                                                                             216,040
        9,857   PROGRESS ENERGY INCORPORATED                                                                                423,752
        9,443   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                401,800
       13,507   RELIANT ENERGY INCORPORATED                                                                                 355,504
        9,352   SEMPRA ENERGY                                                                                               231,462
       31,105   SOUTHERN COMPANY                                                                                            745,898
       11,665   TEXAS UTILITIES COMPANY                                                                                     540,323
       28,403   WASTE MANAGEMENT INCORPORATED                                                                               759,496
       23,347   WILLIAMS COMPANIES INCORPORATED                                                                             637,373
       15,584   XCEL ENERGY INCORPORATED                                                                                    438,690

                                                                                                                         15,186,159
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.15%
       35,491   ADC TELECOMMUNICATIONS INCORPORATED+                                                                        123,864
       15,618   ADVANCED MICRO DEVICES INCORPORATED+                                                                        127,287
       17,562   ALTERA CORPORATION+                                                                                         289,597
        8,856   AMERICAN POWER CONVERSION CORPORATION+                                                                      103,438
       16,340   ANALOG DEVICES INCORPORATED+                                                                                534,318
        3,696   ANDREW CORPORATION+                                                                                          67,193
       13,644   APPLIED MICRO CIRCUITS CORPORATION+                                                                          95,372
       11,810   BROADCOM CORPORATION+                                                                                       239,743
       14,857   CIENA CORPORATION+                                                                                          152,879
        8,422   COMVERSE TECHNOLOGY INCORPORATED+                                                                           172,483
       11,220   CONEXANT SYSTEMS INCORPORATED+                                                                               93,126
       19,455   EMERSON ELECTRIC COMPANY                                                                                    915,552
      451,038   GENERAL ELECTRIC COMPANY                                                                                 16,778,614
      305,367   INTEL CORPORATION                                                                                         6,226,433
       59,767   JDS UNIPHASE CORPORATION+                                                                                   377,727
       14,433   LINEAR TECHNOLOGY CORPORATION                                                                               473,402
       16,409   LSI LOGIC CORPORATION+                                                                                      192,806
      154,650   LUCENT TECHNOLOGIES INCORPORATED                                                                            886,144
       14,907   MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                     520,851

                                       50

SHARES          SECURITY NAME                                                                                              VALUE
        3,456   MAYTAG CORPORATION                                                                                 $         85,156
       27,073   MICRON TECHNOLOGY INCORPORATED+                                                                             509,785
        8,872   MOLEX INCORPORATED                                                                                          249,392
       99,723   MOTOROLA INCORPORATED                                                                                     1,555,679
        7,875   NATIONAL SEMICONDUCTOR CORPORATION+                                                                         173,644
        1,869   NATIONAL SERVICE INDUSTRIES                                                                                  38,595
       14,782   NETWORK APPLIANCE INCORPORATED+                                                                             100,518
      144,680   NORTEL NETWORKS CORPORATION                                                                                 811,655
        6,468   NOVELLUS SYSTEMS INCORPORATED+                                                                              184,726
        7,468   PMC-SIERRA INCORPORATED+                                                                                     77,593
        3,573   POWER-ONE INCORPORATED+                                                                                      21,974
        4,184   QLOGIC CORPORATION+                                                                                          79,496
       34,386   QUALCOMM INCORPORATED+                                                                                    1,634,710
       14,516   SANMINA CORPORATION+                                                                                        197,127
        7,396   SCIENTIFIC-ATLANTA INCORPORATED                                                                             129,800
       18,582   TELLABS INCORPORATED+                                                                                       183,590
       78,827   TEXAS INSTRUMENTS INCORPORATED                                                                            1,969,098
        2,640   THOMAS & BETTS CORPORATION                                                                                   46,147
        8,325   VITESSE SEMICONDUCTOR CORPORATION+                                                                           64,519
        3,024   WHIRLPOOL CORPORATION                                                                                       167,377
       15,102   XILINK INCORPORATED+                                                                                        355,350

                                                                                                                         37,006,760
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.32%
        3,599   FLUOR CORPORATION                                                                                           138,562
       19,482   HALLIBURTON COMPANY                                                                                         439,319
        7,152   MOODY'S CORPORATION                                                                                         264,624
       16,952   PAYCHEX INCORPORATED                                                                                        534,158
        5,295   QUINTILES TRANSNATIONAL CORPORATION+                                                                         77,306

                                                                                                                          1,453,969
                                                                                                                   ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.58%
        1,252   BALL CORPORATION                                                                                             74,995
        4,251   COOPER INDUSTRIES INCORPORATED                                                                              176,289
        2,710   CRANE COMPANY                                                                                                59,403
        6,940   FORTUNE BRANDS INCORPORATED                                                                                 232,490
       13,802   ILLINOIS TOOL WORKS INCORPORATED                                                                            746,826
       19,722   LOCKHEED MARTIN CORPORATION                                                                                 862,838
       20,881   MASCO CORPORATION                                                                                           426,808
        2,625   SNAP-ON INCORPORATED                                                                                         58,616

                                                                                                                          2,638,265
                                                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 3.75%
        1,694   ADOLPH COORS COMPANY                                                                                         76,230
       40,756   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     1,706,861
       30,135   ARCHER DANIELS MIDLAND COMPANY                                                                              379,400
       18,541   CAMPBELL SOUP COMPANY                                                                                       519,148
      112,946   COCA-COLA COMPANY                                                                                         5,291,520

                                       51

SHARES           SECURITY NAME                                                                                              VALUE
       20,218   COCA-COLA ENTERPRISES INCORPORATED                                                                 $        310,144
       24,388   CONAGRA FOODS INCORPORATED                                                                                  547,511
       12,923   GENERAL MILLS INCORPORATED                                                                                  587,997
       15,833   HEINZ (H J) COMPANY                                                                                         667,361
        4,904   HERCULES INCORPORATED                                                                                        40,458
        6,205   HERSHEY FOODS CORPORATION                                                                                   405,621
       18,431   KELLOGG COMPANY                                                                                             552,930
        6,530   PEPSI BOTTLING GROUP INCORPORATED                                                                           300,837
       80,272   PEPSICO INCORPORATED                                                                                      3,893,192
       14,069   RALSTON PURINA GROUP                                                                                        461,463
       35,715   SARA LEE CORPORATION                                                                                        760,730
       10,256   WM WRIGLEY JR COMPANY                                                                                       526,132

                                                                                                                         17,027,535
                                                                                                                   ----------------

FOOD STORES - 0.40%
       18,390   ALBERTSON'S INCORPORATED                                                                                    586,273
       36,813   KROGER COMPANY+                                                                                             907,072
       17,262   STARBUCKS CORPORATION+                                                                                      256,168
        6,379   WINN-DIXIE STORES INCORPORATED                                                                               73,040

                                                                                                                          1,822,553
                                                                                                                   ----------------

FORESTRY - 0.10%
        9,770   WEYERHAEUSER COMPANY                                                                                        475,897
                                                                                                                   ----------------

FURNITURE & FIXTURES - 0.18%
        3,944   JOHNSON CONTROLS INCORPORATED                                                                               257,307
        8,911   LEGGETT & PLATT                                                                                             173,765
       12,108   NEWELL RUBBERMAID INCORPORATED                                                                              274,972
        8,303   ROCKWELL COLLINS                                                                                            117,902

                                                                                                                            823,946
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 3.04%
        5,144   BIG LOTS INCORPORATED                                                                                        42,644
        3,861   DILLARDS INCORPORATED                                                                                        50,849
       15,012   DOLLAR GENERAL CORPORATION                                                                                  175,640
        7,798   FAMILY DOLLAR STORES INCORPORATED                                                                           214,601
        8,976   FEDERATED DEPARTMENT STORES INCORPORATED+                                                                   253,123
       11,944   J C PENNEY & COMPANY INCORPORATED                                                                           261,574
       22,247   KMART CORPORATION+                                                                                          155,507
       13,574   MAY DEPARTMENT STORES COMPANY INCORPORATED                                                                  393,917
       14,917   SEARS ROEBUCK & COMPANY                                                                                     516,725
       40,825   TARGET CORPORATION                                                                                        1,296,602
       12,731   TJX COMPANIES INCORPORATED                                                                                  418,850
      203,016   WAL-MART STORES INCORPORATED                                                                             10,049,292

                                                                                                                         13,829,324
                                                                                                                   ----------------

                                       52

SHARES          SECURITY NAME                                                                                              VALUE
HEALTH SERVICES - 0.52%
       24,408   HCA THE HEALTHCARE COMPANY INCORPORATED                                                            $      1,081,518
       17,694   HEALTHSOUTH CORPORATION+                                                                                    287,704
        4,672   MANOR CARE INCORPORATED+                                                                                    131,283
       14,723   TENET HEALTHCARE CORPORATION+                                                                               878,227

                                                                                                                          2,378,732
                                                                                                                   ----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
        2,778   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                        22,919
                                                                                                                   ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.24%
       13,106   BED BATH & BEYOND INCORPORATED+                                                                             333,679
        9,508   BEST BUY COMPANY INCORPORATED+                                                                              432,139
        9,446   CIRCUIT CITY STORES                                                                                         113,352
        8,421   RADIOSHACK CORPORATION                                                                                      204,209

                                                                                                                          1,083,379
                                                                                                                   ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
       16,748   HILTON HOTELS CORPORATION                                                                                   131,472
       11,070   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 369,738

                                                                                                                            501,210
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.57%
       15,848   APPLE COMPUTER INCORPORATED+                                                                                245,802
       36,922   APPLIED MATERIALS INCORPORATED+                                                                           1,050,062
       15,241   BAKER HUGHES INCORPORATED                                                                                   441,227
        3,690   BLACK & DECKER CORPORATION                                                                                  115,128
       15,587   CATERPILLAR INCORPORATED                                                                                    698,298
      332,338   CISCO SYSTEMS INCORPORATED+                                                                               4,047,877
       76,694   COMPAQ COMPUTER CORPORATION                                                                                 637,327
        1,871   CUMMINS INCORPORATED                                                                                         61,743
       10,660   DEERE & COMPANY                                                                                             400,923
      118,106   DELL COMPUTER CORPORATION+                                                                                2,188,504
        9,230   DOVER CORPORATION                                                                                           277,915
        3,129   EATON CORPORATION                                                                                           185,268
      100,208   EMC CORPORATION+                                                                                          1,177,444
        1,413   FMC CORPORATION+                                                                                             69,223
       14,667   GATEWAY INCORPORATED+                                                                                        79,935
       88,219   HEWLETT-PACKARD COMPANY                                                                                   1,420,326
       78,892   IBM CORPORATION                                                                                           7,281,732
        7,646   INGERSOLL-RAND COMPANY                                                                                      258,435
        3,360   INTERNATIONAL GAME TECHNOLOGY+                                                                              142,800
        8,685   JABIL CIRCUIT INCORPORATED+                                                                                 155,462
        5,823   LEXMARK INTERNATIONAL INCORPORATED+                                                                         260,346
       17,978   MINNESOTA MINING & MANUFACTURING COMPANY                                                                  1,769,035
        5,576   PALL CORPORATION                                                                                            108,453
       25,753   PALM INCORPORATED+                                                                                           37,599
        5,306   PARKER-HANNIFIN CORPORATION                                                                                 182,792

                                       53

SHARES          SECURITY NAME                                                                                              VALUE
       11,206   PITNEY BOWES INCORPORATED                                                                          $        428,630
       29,663   SOLECTRON CORPORATION+                                                                                      345,574
        3,876   STANLEY WORKS                                                                                               141,668
       10,287   SYMBOL TECHNOLOGIES INCORPORATED                                                                            107,910
       21,375   UNITED TECHNOLOGIES CORPORATION                                                                             993,937

                                                                                                                         25,311,375
                                                                                                                   ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.40%
       11,891   AON CORPORATION                                                                                             499,422
        7,717   HUMANA INCORPORATED+                                                                                         93,067
       12,511   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   1,209,814

                                                                                                                          1,802,303
                                                                                                                   ----------------

INSURANCE CARRIERS - 4.49%
        6,469   AETNA INCORPORATED                                                                                          186,889
       23,876   AFLAC INCORPORATED                                                                                          644,652
       32,895   ALLSTATE CORPORATION                                                                                      1,228,628
        4,804   AMBAC FINANCIAL GROUP INCORPORATED                                                                          262,827
      118,969   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 9,279,582
        7,957   CHUBB CORPORATION                                                                                           568,209
        6,800   CIGNA CORPORATION                                                                                           564,060
        7,298   CINCINNATI FINANCIAL CORPORATION                                                                            303,743
       15,339   CONSECO INCORPORATED                                                                                        111,361
       10,762   HARTFORD FINANCIAL SERVICES GROUP                                                                           632,160
        6,907   JEFFERSON-PILOT CORPORATION                                                                                 307,223
       13,989   JOHN HANCOCK FINANCIAL SERVICES                                                                             558,861
        8,528   LINCOLN NATIONAL CORPORATION                                                                                397,661
        8,956   LOEWS CORPORATION                                                                                           414,484
        6,732   MBIA INCORPORATED                                                                                           336,600
       34,044   METLIFE INCORPORATED                                                                                      1,011,107
        4,864   MGIC INVESTMENT CORPORATION                                                                                 317,814
        3,353   PROGRESSIVE CORPORATION                                                                                     448,967
        5,801   SAFECO CORPORATION                                                                                          175,944
        9,737   ST PAUL COMPANIES INCORPORATED                                                                              401,359
        5,696   TORCHMARK CORPORATION                                                                                       222,144
       14,403   UNITEDHEALTH GROUP INCORPORATED                                                                             957,800
       10,961   UNUMPROVIDENT CORPORATION                                                                                   276,765
        2,875   WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                     313,806
        5,707   XL CAPITAL LIMITED                                                                                          450,853

                                                                                                                         20,373,499
                                                                                                                   ----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
       10,258   GEORGIA-PACIFIC GROUP                                                                                       295,328
        4,739   LOUISIANA-PACIFIC CORPORATION                                                                                30,803

                                                                                                                            326,131
                                                                                                                   ----------------

                                       54

SHARES          SECURITY NAME                                                                                              VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.24%
       20,741   AGILENT TECHNOLOGIES INCORPORATED+                                                                 $        405,487
        5,975   ALLERGAN INCORPORATED                                                                                       396,143
        9,587   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                233,923
        2,435   BAUSCH & LOMB INCORPORATED                                                                                   68,911
       26,898   BAXTER INTERNATIONAL INCORPORATED                                                                         1,480,735
       11,696   BECTON DICKINSON & COMPANY                                                                                  432,752
       12,188   BIOMET INCORPORATED                                                                                         356,499
       18,228   BOSTON SCIENTIFIC CORPORATION+                                                                              373,674
        2,301   C R BARD INCORPORATED                                                                                       118,294
        6,472   DANAHER CORPORATION                                                                                         305,349
       13,170   EASTMAN KODAK COMPANY                                                                                       428,420
       13,940   GUIDANT CORPORATION+                                                                                        536,690
        8,418   KLA-TENCOR CORPORATION+                                                                                     265,840
       54,881   MEDTRONIC INCORPORATED                                                                                    2,387,324
        2,139   MILLIPORE CORPORATION                                                                                       113,239
        4,583   PERKINELMER INCORPORATED                                                                                    120,258
       16,140   RAYTHEON COMPANY                                                                                            560,865
        3,893   ST JUDE MEDICAL INCORPORATED+                                                                               266,476
        8,906   STRYKER CORPORATION                                                                                         471,127
        4,258   TEKTRONIX INCORPORATED+                                                                                      74,472
        7,915   TERADYNE INCORPORATED+                                                                                      154,342
        8,231   THERMO ELECTRON CORPORATION+                                                                                148,570
       31,525   XEROX CORPORATION                                                                                           244,318
        8,825   ZIMMER HOLDINGS INCORPORATED+                                                                               244,893

                                                                                                                         10,188,601
                                                                                                                   ----------------

METAL MINING - 0.24%
       17,982   BARRICK GOLD CORPORATION                                                                                    311,988
        6,536   FREEPORT-MCMORAN COOPER & GOLD INCORPORATED+                                                                 71,831
       11,956   HOMESTAKE MINING COMPANY                                                                                    111,191
        8,258   INCO LIMITED+                                                                                               102,482
        8,876   NEWMONT MINING CORPORATION                                                                                  209,474
        3,574   PHELPS DODGE CORPORATION                                                                                     98,285
       14,876   PLACER DOME INCORPORATED                                                                                    190,263

                                                                                                                          1,095,514
                                                                                                                   ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
        4,590   VULCAN MATERIALS COMPANY                                                                                    198,288
                                                                                                                   ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.00%
        7,831   HASBRO INCORPORATED                                                                                         109,634
       19,564   MATTEL INCORPORATED                                                                                         306,372
        6,627   TIFFANY & COMPANY                                                                                           143,475
       87,938   TYCO INTERNATIONAL LIMITED                                                                                4,001,179

                                                                                                                          4,560,660
                                                                                                                   ----------------

                                       55

SHARES          SECURITY NAME                                                                                              VALUE
MISCELLANEOUS RETAIL - 0.78%
       20,434   COSTCO WHOLESALE CORPORATION+                                                                      $        726,633
       17,859   CVS CORPORATION                                                                                             592,919
       13,512   OFFICE DEPOT INCORPORATED+                                                                                  183,763
       20,719   STAPLES INCORPORATED+                                                                                       275,977
        8,970   TOYS R US INCORPORATED+                                                                                     154,553
       46,220   WALGREEN COMPANY                                                                                          1,591,355

                                                                                                                          3,525,200
                                                                                                                   ----------------

MOTION PICTURES - 0.39%
       94,900   WALT DISNEY COMPANY                                                                                       1,767,038
                                                                                                                   ----------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.49%
       60,078   AMERICAN EXPRESS COMPANY                                                                                  1,745,867
        9,462   CAPITAL ONE FINANCIAL CORPORATION                                                                           435,536
        5,377   COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                  236,212
       31,449   FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                    2,044,185
       45,421   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                     3,636,405
       21,061   HOUSEHOLD INTERNATIONAL INCORPORATED                                                                      1,187,419
       38,677   MBNA CORPORATION                                                                                          1,171,526
       12,963   PROVIDIAN FINANCIAL CORPORATION                                                                             261,204
        7,400   USA EDUCATION INCORPORATED                                                                                  613,534

                                                                                                                         11,331,888
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 1.09%
       11,380   ANADARKO PETROLEUM CORPORATION                                                                              547,150
        5,694   APACHE CORPORATION                                                                                          244,785
        9,603   BURLINGTON RESOURCES INCORPORATED                                                                           328,519
        5,877   DEVON ENERGY CORPORATION                                                                                    202,169
       33,879   ENRON CORPORATION                                                                                           922,525
        5,265   EOG RESOURCES INCORPORATED                                                                                  152,316
        4,537   KERR-MCGEE CORPORATION                                                                                      235,516
        6,669   NABORS INDUSTRIES INCORPORATED+                                                                             139,849
        6,089   NOBLE DRILLING CORPORATION+                                                                                 146,136
       16,823   OCCIDENTAL PETROLEUM CORPORATION                                                                            409,472
        4,284   ROWAN COMPANIES INCORPORATED+                                                                                53,036
       26,030   SCHLUMBERGER LIMITED                                                                                      1,189,571
       14,439   TRANSOCEAN SEDCO FOREX INCORPORATED                                                                         381,190

                                                                                                                          4,952,234
                                                                                                                   ----------------

PAPER & ALLIED PRODUCTS - 0.69%
        2,398   BEMIS COMPANY INCORPORATED                                                                                   95,560
        2,608   BOISE CASCADE CORPORATION                                                                                    76,936
       21,933   INTERNATIONAL PAPER COMPANY                                                                                 763,268
       24,166   KIMBERLY-CLARK CORPORATION                                                                                1,498,292
        4,500   MEAD CORPORATION                                                                                            124,560
        7,207   PACTIV CORPORATION+                                                                                         104,429

                                       56

SHARES           SECURITY NAME                                                                                              VALUE
        2,237   TEMPLE-INLAND INCORPORATED                                                                         $        106,235
        4,575   WESTVACO CORPORATION                                                                                        117,578
        4,978   WILLAMETTE INDUSTRIES INCORPORATED                                                                          223,960

                                                                                                                          3,110,818
                                                                                                                   ----------------

PERSONAL SERVICES - 0.14%
        7,675   CINTAS CORPORATION                                                                                          309,303
        8,298   H&R BLOCK INCORPORATED                                                                                      319,970

                                                                                                                            629,273
                                                                                                                   ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.34%
        4,048   AMERADA HESS CORPORATION                                                                                    257,048
        3,169   ASHLAND INCORPORATED                                                                                        122,165
       29,129   CHEVRON CORPORATION                                                                                       2,468,683
       28,367   CONOCO INCORPORATED CLASS B                                                                                 718,820
      313,302   EXXON MOBIL CORPORATION                                                                                  12,344,099
       17,220   PHILLIPS PETROLEUM COMPANY                                                                                  928,847
       97,368   ROYAL DUTCH PETROLEUM COMPANY                                                                             4,892,742
        3,810   SUNOCO INCORPORATED                                                                                         135,636
       25,017   TEXACO INCORPORATED                                                                                       1,626,105
       11,051   UNOCAL CORPORATION                                                                                          359,157
       14,013   USX-MARATHON GROUP INCORPORATED                                                                             374,847

                                                                                                                         24,228,149
                                                                                                                   ----------------

PRIMARY METAL INDUSTRIES - 0.46%
       14,500   ALCAN INCORPORATED                                                                                          435,000
       39,195   ALCOA INCORPORATED                                                                                        1,215,437
        3,642   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                          48,548
        5,937   ENGELHARD CORPORATION                                                                                       137,145
        3,523   NUCOR CORPORATION                                                                                           139,863
        4,032   USX-US STEEL GROUP INCORPORATED                                                                              56,367
        3,877   WORTHINGTON INDUSTRIES INCORPORATED                                                                          43,616

                                                                                                                          2,075,976
                                                                                                                   ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.18%
        2,883   AMERICAN GREETINGS CORPORATION                                                                               38,171
        3,921   DOW JONES & COMPANY INCORPORATED                                                                            178,131
       12,013   GANNETT COMPANY INCORPORATED                                                                                722,101
        3,324   KNIGHT-RIDDER INCORPORATED                                                                                  185,645
        8,864   MCGRAW-HILL COMPANIES INCORPORATED                                                                          515,885
        2,258   MEREDITH CORPORATION                                                                                         72,550
        7,230   NEW YORK TIMES COMPANY                                                                                      282,187
        5,330   RR DONNELLEY & SONS COMPANY                                                                                 144,177
       13,551   TRIBUNE COMPANY                                                                                             425,501
       80,834   VIACOM INCORPORATED CLASS B+                                                                              2,788,773

                                                                                                                          5,353,121
                                                                                                                   ----------------

                                       57

SHARES          SECURITY NAME                                                                                              VALUE
RAILROAD TRANSPORTATION - 0.35%
       17,788   BURLINGTON NORTHERN SANTA FE CORPORATION                                                           $        475,829
        9,690   CSX CORPORATION                                                                                             305,235
       17,467   NORFOLK SOUTHERN CORPORATION                                                                                281,568
       11,256   UNION PACIFIC CORPORATION                                                                                   527,906
                                                                                                                          1,590,538
                                                                                                                   ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.22%
        3,294   COOPER TIRE & RUBBER COMPANY                                                                                 46,907
        7,209   GOODYEAR TIRE & RUBBER COMPANY                                                                              132,862
       12,314   NIKE INCORPORATED CLASS B                                                                                   576,418
        2,659   REEBOK INTERNATIONAL LIMITED+                                                                                55,041
        3,799   SEALED AIR CORPORATION+                                                                                     138,626
        2,629   TUPPERWARE CORPORATION                                                                                       52,422

                                                                                                                          1,002,276
                                                                                                                   ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.38%
        4,769   BEAR STEARNS COMPANIES INCORPORATED                                                                         238,498
       62,938   CHARLES SCHWAB CORPORATION                                                                                  723,787
       12,011   FRANKLIN RESOURCES INCORPORATED                                                                             416,421
       11,193   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       636,322
       38,112   MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,547,347
       50,529   MORGAN STANLEY DEAN WITTER & COMPANY                                                                      2,342,019
        9,958   STILWELL FINANCIAL INCORPORATED                                                                             194,181
        5,586   T ROWE PRICE GROUP INCORPORATED                                                                             163,670

                                                                                                                          6,262,245
                                                                                                                   ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
       42,235   CORNING INCORPORATED                                                                                        372,513
                                                                                                                   ----------------

TOBACCO PRODUCTS - 1.12%
       99,882   PHILIP MORRIS COMPANIES INCORPORATED                                                                      4,823,302
        7,414   UST INCORPORATED                                                                                            246,145

                                                                                                                          5,069,447
                                                                                                                   ----------------

TRANSPORTATION BY AIR - 0.29%
        6,979   AMR CORPORATION+                                                                                            133,578
        5,587   DELTA AIRLINES INCORPORATED                                                                                 147,217
       13,942   FEDEX CORPORATION+                                                                                          512,369
       34,584   SOUTHWEST AIRLINES COMPANY                                                                                  513,227
        3,047   US AIRWAYS GROUP INCORPORATED+                                                                               14,168

                                                                                                                          1,320,559
                                                                                                                   ----------------

TRANSPORTATION EQUIPMENT - 1.83%
       39,613   BOEING COMPANY                                                                                            1,327,036
        3,977   BRUNSWICK CORPORATION                                                                                        65,501
        6,717   DANA CORPORATION                                                                                            104,785

                                       58

SHARES           SECURITY NAME                                                                                              VALUE
       25,423   DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                              $        298,720
       83,077   FORD MOTOR COMPANY                                                                                        1,441,386
        9,125   GENERAL DYNAMICS CORPORATION                                                                                805,920
       24,910   GENERAL MOTORS CORPORATION                                                                                1,068,639
        7,811   GENUINE PARTS COMPANY                                                                                       248,858
        4,693   GOODRICH CORPORATION                                                                                         91,420
       13,732   HARLEY-DAVIDSON INCORPORATED                                                                                556,146
       36,748   HONEYWELL INTERNATIONAL INCORPORATED                                                                        970,147
        3,992   ITT INDUSTRIES INCORPORATED                                                                                 178,842
        2,697   NAVISTAR INTERNATIONAL CORPORATION+                                                                          76,190
        3,874   NORTHROP GRUMMAN CORPORATION                                                                                391,274
        3,476   PACCAR INCORPORATED                                                                                         170,567
        8,303   ROCKWELL INTERNATIONAL CORPORATION                                                                          121,888
        6,403   TEXTRON INCORPORATED                                                                                        215,205
        5,672   TRW INCORPORATED                                                                                            169,139

                                                                                                                          8,301,663
                                                                                                                   ----------------

TRANSPORTATION SERVICES - 0.04%
        6,034   SABRE HOLDINGS CORPORATION+                                                                                 161,349
                                                                                                                   ----------------

WATER TRANSPORTATION - 0.13%
       26,551   CARNIVAL CORPORATION                                                                                        584,653
                                                                                                                   ----------------

WHOLESALE TRADE - DURABLE GOODS - 1.73%
        4,312   GRAINGER (W W) INCORPORATED                                                                                 167,521
      137,500   JOHNSON & JOHNSON                                                                                         7,617,500
        5,945   VISTEON CORPORATION                                                                                          75,799

                                                                                                                          7,860,820
                                                                                                                   ----------------

WHOLESALE TRADE - NONDURABLE GOODS - 1.26%
        4,671   AMERISOURCEBERGEN CORPORATION+                                                                              331,407
        3,109   BROWN-FORMAN CORPORATION                                                                                    196,427
       20,245   CARDINAL HEALTH INCORPORATED                                                                              1,497,118
       12,932   MCKESSON CORPORATION                                                                                        488,700
       22,949   SAFEWAY INCORPORATED+                                                                                       911,534
        6,012   SUPERVALU INCORPORATED                                                                                      121,623
       30,539   SYSCO CORPORATION                                                                                           779,967
       25,954   UNILEVER NV ADR                                                                                           1,402,035

                                                                                                                          5,728,811
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $245,598,416)                                                                                  428,368,076
                                                                                                                   ----------------
RIGHTS - 0.00%
       12,100   SEAGATES RIGHTS                                                                                                   0
                                                                                                                   ----------------
TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                   ----------------

                                       59

SHARES          SECURITY NAME                                                                                              VALUE
SAILS - 0.00%
            1   NISOURCE, INC.                                                                                     $              0
                                                                                                                   ----------------
TOTAL SAILS (COST $0)                                                                                                             0
                                                                                                                   ----------------

REAL ESTATE INVESTMENT TRUST - 0.04%
        9,026   STARWOOD HOTELS & RESORTS OF WORLDWIDE INCORPORATED                                                         198,552
                                                                                                                   ----------------
TOTAL REAL ESTATE INVESTMENT TRUST (COST $298,080)                                                                          198,552
                                                                                                                   ----------------

PRINCIPAL                                                                                 INTEREST RATE MATURITY DATE
SHORT-TERM INVESTMENTS - 5.54%

REPURCHASE AGREEMENTS

$  23,282,630   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US                              3.50%     10/1/01       23,282,630

US TREASURY BILLS

    1,875,000   US TREASURY BILLS**                                                              2.39#    03/21/02        1,854,516

TOTAL SHORT-TERM INVESTMENTS (COST $25,136,879)                                                                          25,137,146
                                                         ------                                                    ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $271,033,375)*                                      99.89%                                                   $    453,703,774

OTHER ASSETS AND LIABILITIES, NET                          0.11%                                                            506,614
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    454,210,388
                                                         ------                                                    ----------------

#   YIELD TO MATURITY.
+   NON-INCOME PRODUCING SECURITIES.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $950,772.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $271,215,939 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                                   $  240,928,739
     GROSS UNREALIZED DEPRECIATION                                                      (58,440,904)
                                                                                     --------------
NET UNREALIZED APPRECIATION                                                          $  182,487,835

** THIS USTREASURY BILL WAS PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EQUITY VALUE FUND

SHARE           SECURITY NAME                                                                                              VALUE
COMMON STOCK - 92.14%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.56%
       18,600   LOWE'S COMPANIES INCORPORATED                                                                      $        588,690
                                                                                                                   ----------------

BUSINESS SERVICES - 3.77%
      112,600   CENDANT CORPORATION+                                                                                      1,441,280
       26,000   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       1,497,080
       55,000   VERITAS SOFTWARE CORPORATION+                                                                             1,014,200

                                                                                                                          3,952,560
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 8.02%
       30,700   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     1,184,406
       16,300   AMERICAN HOME PRODUCTS CORPORATION                                                                          949,475
       20,350   BRISTOL-MYERS SQUIBB COMPANY                                                                              1,130,646
       16,400   ECOLAB INCORPORATED                                                                                         595,812
       21,700   MERCK & COMPANY INCORPORATED                                                                              1,445,220
       27,500   ROHM & HAAS COMPANY                                                                                         900,900
       19,900   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                1,202,955
       18,200   WATSON PHARMACEUTICALS INCORPORATED+                                                                        995,722

                                                                                                                          8,405,136
                                                                                                                   ----------------

COMMUNICATIONS - 7.89%
       71,800   AT&T CORPORATION                                                                                          1,385,740
       35,400   AT&T WIRELESS SERVICES+                                                                                     528,876
       28,100   BELLSOUTH CORPORATION                                                                                     1,167,555
       31,600   CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                                1,256,100
       37,200   COMCAST CORPORATION CLASS A+                                                                              1,334,364
       27,000   SBC COMMUNICATIONS INCORPORATED                                                                           1,272,240
       24,550   VERIZON COMMUNICATIONS INCORPORATED                                                                       1,328,401

                                                                                                                          8,273,276
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 9.23%
       33,150   BANK OF AMERICA CORPORATION                                                                               1,935,960
      145,033   CITIGROUP INCORPORATED                                                                                    5,873,837
       22,000   J P MORGAN CHASE & COMPANY                                                                                  751,300
       50,300   US BANCORP                                                                                                1,115,654

                                                                                                                          9,676,751
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 8.67%
       58,600   CALPINE CORPORATION+                                                                                      1,336,666
       44,100   DUKE ENERGY CORPORATION                                                                                   1,669,185
       48,673   EL PASO CORPORATION                                                                                       2,022,363
       72,430   MIRANT CORPORATION+                                                                                       1,586,217
       36,300   UTILICORP UNITED INCORPORATED                                                                             1,016,763
       53,400   WILLIAMS COMPANIES INCORPORATED                                                                           1,457,820

                                                                                                                          9,089,014
                                                                                                                   ----------------

                                       61

SHARES           SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.79%
       22,200   ANALOG DEVICES INCORPORATED+                                                                       $        725,940
       70,400   GENERAL ELECTRIC COMPANY                                                                                  2,618,880
       29,800   MOLEX INCORPORATED CLASS A                                                                                  724,140
       60,700   NOKIA CORPORATION ADR                                                                                       949,955

                                                                                                                          5,018,915
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.74%
       12,500   JACOBS ENGINEERING GROUP INCORPORATED+                                                                      780,000
                                                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 2.61%
       39,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     1,633,320
       22,650   PEPSICO INCORPORATED                                                                                      1,098,525

                                                                                                                          2,731,845
                                                                                                                   ----------------

FOOD STORES - 1.96%
       83,400   KROGER COMPANY+                                                                                           2,054,976
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 1.52%
       25,600   FAMILY DOLLAR STORES INCORPORATED                                                                           704,512
       28,000   TARGET CORPORATION                                                                                          889,280

                                                                                                                          1,593,792
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.88%
       43,600   APPLIED MATERIALS INCORPORATED+                                                                           1,239,984
       31,575   IBM CORPORATION                                                                                           2,914,373
       20,550   UNITED TECHNOLOGIES CORPORATION                                                                             955,575

                                                                                                                          5,109,932
                                                                                                                   ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.10%
       11,900   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   1,150,730
                                                                                                                   ----------------

INSURANCE CARRIERS - 4.55%
       27,452   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 2,141,256
        8,650   CIGNA CORPORATION                                                                                           717,518
       13,900   HARTFORD FINANCIAL SERVICES GROUP                                                                           816,486
       26,500   ST PAUL COMPANIES INCORPORATED                                                                            1,092,330

                                                                                                                          4,767,590
                                                                                                                   ----------------

LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 1.21%
       33,200   CANADIAN NATIONAL RAILWAY COMPANY                                                                         1,263,260
                                                                                                                   ----------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.55%
       16,000   BAXTER INTERNATIONAL INCORPORATED                                                                           880,800
       27,000   ZIMMER HOLDINGS INCORPORATED+                                                                               749,250

                                                                                                                          1,630,050
                                                                                                                   ----------------

                                       62

SHARES          SECURITY NAME                                                                                              VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.39%
       78,000   TYCO INTERNATIONAL LIMITED                                                                         $      3,549,000
                                                                                                                   ----------------

MISCELLANEOUS RETAIL - 0.90%
       54,900   TOYS R US INCORPORATED+                                                                                     945,927
                                                                                                                   ----------------

NONDEPOSITORY CREDIT INSTITUTIONS - 6.13%
       24,700   CAPITAL ONE FINANCIAL CORPORATION                                                                         1,136,941
       32,300   FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                    2,099,500
       25,450   HOUSEHOLD INTERNATIONAL INCORPORATED                                                                      1,434,871
       21,200   USA EDUCATION INCORPORATED                                                                                1,757,692

                                                                                                                          6,429,004
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 3.87%
       44,400   ANADARKO PETROLEUM CORPORATION                                                                            2,134,752
       11,900   APACHE CORPORATION                                                                                          511,581
       31,900   BJ SERVICES COMPANY+                                                                                        567,501
       35,100   NOBLE DRILLING CORPORATION+                                                                                 842,400

                                                                                                                          4,056,234
                                                                                                                   ----------------

PAPER & ALLIED PRODUCTS - 0.93%
       15,800   KIMBERLY-CLARK CORPORATION                                                                                  979,600
                                                                                                                   ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.36%
        9,100   CHEVRON CORPORATION                                                                                         771,225
       16,500   EXXON MOBIL CORPORATION                                                                                     650,100

                                                                                                                          1,421,325
                                                                                                                   ----------------

PRIMARY METAL INDUSTRIES - 1.01%
       34,300   ALCOA INCORPORATED                                                                                        1,063,643
                                                                                                                   ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.79%
       53,700   VIACOM INCORPORATED CLASS A+                                                                              1,876,815
                                                                                                                   ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.67%
       37,450   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     2,129,030
       59,800   MORGAN STANLEY DEAN WITTER & COMPANY                                                                      2,771,730

                                                                                                                          4,900,760
                                                                                                                   ----------------
TOBACCO PRODUCTS - 3.16%
       68,550   PHILIP MORRIS COMPANIES INCORPORATED                                                                      3,310,280
                                                                                                                   ----------------

TRANSPORTATION EQUIPMENT - 0.85%
            1   FORD MOTOR COMPANY                                                                                               17
       10,100   GENERAL DYNAMICS CORPORATION                                                                                892,032

                                                                                                                            892,049
                                                                                                                   ----------------

WHOLESALE TRADE - DURABLE GOODS - 1.03%
       19,500   JOHNSON & JOHNSON                                                                                         1,080,300
                                                                                                                   ----------------
TOTAL COMMON STOCK (COST $96,029,429)                                                                                    96,591,454
                                                                                                                   ----------------

                                       63


PRINCIPAL       SECURITY NAME                                                               INTEREST RATE MATURITY DATE    VALUE

SHORT-TERM INVESTMENTS - 6.96%

REPURCHASE AGREEMENTS - 6.96%

$   2,931,000   GOLDMAN SACHS - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES                                                                       3.17%     10/4/01 $      2,931,000
    4,368,000   MORGAN STANLEY & COMPANY INCORPORATED - 102%
                COLLATERALIZED BY US GOVERNMENT SECURITIES                                       3.14      10/4/01        4,368,000

TOTAL SHORT-TERM INVESTMENTS (COST $7,299,000)                                                                            7,299,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $103,328,429)*                                      99.10%                                                   $    103,890,454

OTHER ASSETS AND LIABILITIES, NET                          0.90                                                             946,076
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    104,836,530
                                                         ------                                                    ----------------


+   NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $103,337,380 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                                   $    9,937,556
     GROSS UNREALIZED DEPRECIATION                                                       (9,384,482)
                                                                                     --------------
     NET UNREALIZED APPRECIATION                                                     $      553,074

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GROWTH FUND

SHARES          SECURITY NAME                                                                                              VALUE
COMMON STOCK - 91.24%

APPAREL & ACCESSORY STORES - 0.62%
       47,700   KOHL'S CORPORATION+                                                                                $      2,289,600
                                                                                                                   ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.55%
      179,600   LOWE'S COMPANIES INCORPORATED                                                                             5,684,340
                                                                                                                   ----------------

BUSINESS SERVICES - 9.38%
      240,658   AOL TIME WARNER INCORPORATED+                                                                             7,965,780
       80,200   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              1,125,206
      120,672   CONCORD EFS INCORPORATED+                                                                                 5,906,894
      112,300   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       6,466,234
      239,469   MICROSOFT CORPORATION+                                                                                   12,253,629
       95,100   SUN MICROSYSTEMS INCORPORATED+                                                                              786,477

                                                                                                                         34,504,220
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 17.15%
      130,527   ABBOTT LABORATORIES                                                                                       6,767,825
       41,800   AMERICAN HOME PRODUCTS CORPORATION                                                                        2,434,850
      120,300   AMGEN INCORPORATED+                                                                                       7,068,828
       24,300   BRISTOL-MYERS SQUIBB COMPANY                                                                              1,350,108
       98,900   COLGATE-PALMOLIVE COMPANY                                                                                 5,760,925
      100,000   ECOLAB INCORPORATED                                                                                       3,633,000
       31,411   ELI LILLY & COMPANY                                                                                       2,534,868
       92,100   ESTEE LAUDER COMPANIES INCORPORATED                                                                       3,053,115
       93,152   MERCK & COMPANY INCORPORATED                                                                              6,203,923
      362,351   PFIZER INCORPORATED                                                                                      14,530,275
      159,100   PHARMACIA CORPORATION                                                                                     6,453,096
       45,344   PROCTER & GAMBLE COMPANY                                                                                  3,300,590

                                                                                                                         63,091,403
                                                                                                                   ----------------

COMMUNICATIONS - 3.31%
      122,900   CHARTER COMMUNICATIONS INCORPORATED+                                                                      1,521,502
       30,900   COMCAST CORPORATION CLASS A+                                                                              1,108,383
       81,300   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                           1,357,710
      152,004   SBC COMMUNICATIONS INCORPORATED                                                                           7,162,428
       39,100   SPRINT CORPORATION (PCS GROUP)+                                                                           1,027,939

                                                                                                                         12,177,962
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 7.52%
      331,701   CITIGROUP INCORPORATED                                                                                   13,433,890
       43,550   FIFTH THIRD BANCORP                                                                                       2,677,454
       41,800   GOLDEN WEST FINANCIAL CORPORATION                                                                         2,428,580
      173,951   J P MORGAN CHASE & COMPANY                                                                                5,940,427
       70,400   STATE STREET CORPORATION                                                                                  3,203,200

                                                                                                                         27,683,551
                                                                                                                   ----------------

                                       65

SHARES          SECURITY NAME                                                                                              VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.95%
      119,600   CALPINE CORPORATION+                                                                               $      2,728,076
       76,643   EL PASO CORPORATION                                                                                       3,184,517
       45,930   WILLIAMS COMPANIES INCORPORATED                                                                           1,253,889

                                                                                                                          7,166,482
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.57%
       94,200   CELESTICA INCORPORATED+                                                                                   2,571,660
       87,800   CIENA CORPORATION+                                                                                          903,462
      100,800   FLEXTRONICS INTERNATIONAL LIMITED+                                                                        1,667,232
      461,726   GENERAL ELECTRIC COMPANY                                                                                 17,176,208
      156,332   INTEL CORPORATION                                                                                         3,187,609
       49,300   QUALCOMM INCORPORATED+                                                                                    2,343,722

                                                                                                                         27,849,893
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.48%
       78,900   HALLIBURTON COMPANY                                                                                       1,779,195
                                                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 3.35%
       34,420   COCA-COLA COMPANY                                                                                         1,612,577
      220,600   PEPSICO INCORPORATED                                                                                     10,699,100

                                                                                                                         12,311,677
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 5.71%
      349,340   TARGET CORPORATION                                                                                       11,095,038
      200,500   WAL-MART STORES INCORPORATED                                                                              9,924,750

                                                                                                                         21,019,788
                                                                                                                   ----------------

HEALTH SERVICES - 1.52%
      126,200   HCA THE HEALTHCARE COMPANY INCORPORATED                                                                   5,591,922
                                                                                                                   ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
       50,800   BED BATH & BEYOND INCORPORATED+                                                                           1,293,368
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.70%
       59,400   APPLIED MATERIALS INCORPORATED+                                                                           1,689,336
      193,700   CISCO SYSTEMS INCORPORATED+                                                                               2,359,266
      152,436   EMC CORPORATION+                                                                                          1,791,123
      103,800   IBM CORPORATION                                                                                           9,580,740
       40,000   UNITED TECHNOLOGIES CORPORATION                                                                           1,860,000

                                                                                                                         17,280,465
                                                                                                                   ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.51%
       19,500   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   1,885,650
                                                                                                                   ----------------

INSURANCE CARRIERS - 4.50%
       81,200   ALLSTATE CORPORATION                                                                                      3,032,820
      140,881   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                10,988,718
       61,500   ST PAUL COMPANIES INCORPORATED                                                                            2,535,030

                                                                                                                         16,556,568
                                                                                                                   ----------------

                                       66

SHARES          SECURITY NAME                                                                                              VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.95%
       56,838   BAXTER INTERNATIONAL INCORPORATED                                                                  $      3,128,932
      105,800   BECTON DICKINSON & COMPANY                                                                                3,914,600
        5,400   ZIMMER HOLDINGS INCORPORATED+                                                                               149,850

                                                                                                                          7,193,382
                                                                                                                   ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.54%
      286,000   TYCO INTERNATIONAL LIMITED                                                                               13,013,000
                                                                                                                   ----------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.42%
      125,350   FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    10,035,521
          340   HOUSEHOLD INTERNATIONAL INCORPORATED                                                                         19,169
       83,000   MBNA CORPORATION                                                                                          2,514,070

                                                                                                                         12,568,760
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 1.47%
       38,900   ENRON CORPORATION                                                                                         1,059,247
       40,100   SCHLUMBERGER LIMITED                                                                                      1,832,570
       94,669   TRANSOCEAN SEDCO FOREX INCORPORATED                                                                       2,499,262

                                                                                                                          5,391,079
                                                                                                                   ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.56%
       43,473   CHEVRON CORPORATION                                                                                       3,684,336
      400,404   EXXON MOBIL CORPORATION                                                                                  15,775,918
       72,000   TEXACO INCORPORATED                                                                                       4,680,000

                                                                                                                         24,140,254
                                                                                                                   ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.11%
      118,496   VIACOM INCORPORATED CLASS B+                                                                              4,088,112
                                                                                                                   ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
       63,216   MORGAN STANLEY DEAN WITTER & COMPANY                                                                      2,930,061
                                                                                                                   ----------------

WHOLESALE TRADE - DURABLE GOODS - 1.51%
      100,150   JOHNSON & JOHNSON                                                                                         5,548,310
                                                                                                                   ----------------

WHOLESALE TRADE - NONDURABLE GOODS - 0.71%
       35,350   CARDINAL HEALTH INCORPORATED                                                                              2,614,133
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $320,236,852)                                                                                  335,653,175
                                                                                                                   ----------------

                                       67

PRINCIPAL       SECURITY NAME                                                               INTEREST RATE MATURITY DATE    VALUE
SHORT-TERM INSTRUMENTS - 3.02%
REPURCHASE AGREEMENTS - 3.02%
$  11,095,395   BANKAMERICA NT & SA-102% COLLATERALIZED                                          3.40%    10/01/01 $     11,095,395
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $11,095,395)                                                                          11,095,395
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $331,332,247)*                                      94.26%                                                   $    346,748,570
OTHER ASSETS AND LIABILITIES, NET                          5.74                                                          21,173,662
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    367,922,232
                                                         ------                                                    ----------------

+   NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $332,360,562 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                                   $   64,137,442
     GROSS UNREALIZED DEPRECIATION                                                      (49,749,434)
                                                                                     --------------
     NET UNREALIZED APPRECIATION                                                     $   14,388,008

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GROWTH EQUITY FUND

FARE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                                                       VALUE
N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                                   $     67,767,309
N/A   WELLS FARGO INTERNATIONAL PORTFOLIO                                                                                87,900,134
N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                                        158,704,896
N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                              44,663,936
N/A   WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                              45,798,474
N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                                         43,733,672
N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                                          44,958,090
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS - 97.22% (COST $359,143,268)                                                       493,526,511
                                                                                                                   ----------------

AFFILIATED STOCK FUNDS - 3.43%
$   5,237,646   WELLS FARGO OTC GROWTH FUND++ (COST $39,332,790)                                                         17,388,991
                                                                                                                   ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS/FUNDS - 100.65% (COST $398,476,058)                                                510,915,502
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS/FUNDS
(COST $398,476,058)                                      100.65%                                                   $    510,915,502
OTHER ASSETS AND LIABILITIES, NET                         (0.65)                                                         (3,293,600)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    507,621,902
                                                         ------                                                    ----------------

++  SECURITY OF AN AFFILIATE OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INDEX FUND

FARE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                                                       VALUE
N/A   WELLS FARGO INDEX PORTFOLIO                                                                                  $    735,990,242

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 100.36% (COST $535,325,348)                                                      735,990,242
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $535,325,348)                                      100.36%                                                   $    735,990,242
OTHER ASSETS AND LIABILITIES, NET                         (0.36)                                                         (2,610,194)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    733,380,048
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL FUND

FARE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                                                       VALUE

N/A   WELLS FARGO INTERNATIONAL PORTFOLIO                                                                          $    196,354,515

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.37% (COST $243,494,558)                                                       196,354,515
                                                                                                                   ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $243,494,558)                                       99.37%                                                   $    196,354,515
OTHER ASSETS AND LIABILITIES, NET                          0.63                                                           1,237,366
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    197,591,881
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND

SHARES          SECURITY NAME

COMMON STOCK - 95.20%
AUSTRALIA - 4.22%
      552,650   BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                                        $      2,340,062
    1,325,700   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                          3,264,642
      345,800   NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       2,116,102
       55,700   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  25,014

                                                                                                                          7,745,820
                                                                                                                   ----------------
BRAZIL - 0.58%
       71,100   ARACRUZ CELULOSE SA ADR (PAPER & ALLIED PRODUCTS)                                                         1,055,835
                                                                                                                   ----------------

FRANCE - 9.69%
      164,571   GROUPE DANONE ADR (FOOD & KINDRED PRODUCTS)                                                               4,259,098
       76,400   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,640,662
      145,300   SUEZ LYONNAISE DES EAUX (MULTI-INDUSTRY)                                                                  4,829,924
       34,800   TOTAL FINA ELF (OIL & GAS EXTRACTION)                                                                     4,674,693
       51,200   VIVENDI UNIVERSAL (BUSINESS SERVICES)                                                                     2,371,061

                                                                                                                         17,775,438
                                                                                                                   ----------------

GERMANY - 7.01%
       17,500   ALLIANZ AG (INSURANCE CARRIERS)                                                                           3,968,435
       31,500   DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                        1,716,946
       79,400   METRO AG (GENERAL MERCHANDISE STORES)                                                                     2,603,184
       36,700   SIEMENS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                1,383,720
       61,700   E. ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              3,169,174

                                                                                                                         12,841,459
                                                                                                                   ----------------

HONG KONG - 3.03%
      333,790   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                2,599,884
      611,740   CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                    1,945,149
      537,020   CITIC PACIFIC LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER)                                      1,012,144

                                                                                                                          5,557,177
                                                                                                                   ----------------

HUNGARY - 0.53%
       72,100   MATAV RT ADR (COMMUNICATIONS)                                                                               974,071
                                                                                                                   ----------------

IRELAND - 1.78%
       79,400   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                         3,253,018
                                                                                                                   ----------------

ITALY - 2.66%
      208,650   ENI SPA (OIL & GAS EXTRACTION)                                                                            2,589,978
      217,400   SAN PAOLO IMI SPA (NONDEPOSITORY CREDIT INSTITUTIONS)                                                     2,280,835

                                                                                                                          4,870,813
                                                                                                                   ----------------

JAPAN - 16.06%
        6,000   AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                         503,651
       82,270   CANON INCORPORATED (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)                                                                    2,258,229

                                       72

SHARES          SECURITY NAME                                                                                              VALUE
       69,500   FUJI PHOTO FILM COMPANY (MEASURING, ANALYZING, & CONTROLLING
                INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)                                                $      2,391,924
          760   JAPAN TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                            2,366,826
       72,700   KONAMI CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,766,696
      427,615   MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                   1,482,456
      373,380   NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                     1,983,963
       36,180   NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         5,196,338
      241,375   NIPPON SHEET GLASS COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                         907,714
       45,570   SECOM COMPANY LIMITED (SECURITY SYSTEMS SERVICES)                                                         2,348,693
       74,330   SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                 3,007,391
      105,900   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       2,720,171
      196,100   USHIO INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    2,516,888

                                                                                                                         29,450,940
                                                                                                                   ----------------

KOREA, REPUBLIC OF - 0.84%
       84,700   KOREA TELECOM CORPORATION SP ADR (COMMUNICATIONS)                                                         1,549,163
                                                                                                                   ----------------

MEXICO - 3.89%
    1,030,400   AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                                     765,785
    1,011,600   GRUPO TELEVISA SA SERIES CPO (COMMUNICATIONS)+                                                            1,457,900
    1,102,500   TELEFONOS DE MEXICO SA DE CV SERIES L (COMMUNICATIONS)                                                    1,781,288
    1,492,400   WAL-MART DE MEXICO SA DE CV SERIES V (GENERAL MERCHANDISE STORES)                                         3,123,475

                                                                                                                          7,128,448
                                                                                                                   ----------------

NETHERLANDS - 6.14%
       13,000   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 530,281
      152,600   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV, ADR (ELECTRONIC & OTHER
                ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                             2,945,180
      132,900   KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                            3,691,532
       81,500   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                   4,095,375

                                                                                                                         11,262,368
                                                                                                                   ----------------

SINGAPORE - 1.13%
      380,660   DBS GROUP HOLDINGS LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                            2,079,650
                                                                                                                   ----------------

SPAIN - 3.63%
      556,300   BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                      4,265,825
      216,301   TELEFONICA SA (COMMUNICATIONS)+                                                                           2,391,438

                                                                                                                          6,657,263
                                                                                                                   ----------------

SWEDEN - 3.41%
       25,460   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       5,433,709
      236,200   TELFONAKTIEBOLAGET LM ERICSSON, ADR (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          824,338

                                                                                                                          6,258,047
                                                                                                                   ----------------

                                       73

SHARES          SECURITY NAME                                                                                              VALUE
SWITZERLAND - 5.68%
       42,500   ADECCO SA (BUSINESS SERVICES)                                                                      $      1,448,637
       12,540   JULIUS BAER HOLDING LIMITED ZURICH AG (HOLDING & OTHER INVESTMENT OFFICES)                                3,735,190
      120,100   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 4,702,899
        5,300   SWISS REINSURANCE (FINANCIAL)                                                                               521,305

                                                                                                                         10,408,031
                                                                                                                   ----------------

TAIWAN - 1.46%
      268,000   ASE TEST LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)+                                                                               2,063,600
      379,034   RITEK CORPORATION GDR 144A (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                         608,463

                                                                                                                          2,672,063
                                                                                                                   ----------------

UNITED KINGDOM - 23.46%
      289,500   AMVESCAP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                3,097,484
      118,100   ARM HOLDINGS PLC ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                   1,245,954
      437,700   BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                 2,129,285
      462,900   BOOTS COMPANY PLC (RETAIL)                                                                                4,245,229
      375,600   BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                       3,102,353
      193,300   BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                             965,918
      351,200   COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                              2,449,176
      354,100   DIAGEO PLC (EATING & DRINKING PLACES)                                                                     3,718,412
       65,900   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                     3,698,308
      286,500   HSBC HOLDINGS PLC (NONDEPOSITORY CREDIT INSTITUTIONS)                                                     3,002,941
      288,400   LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                    2,755,104
       65,900   NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                       1,345,019
      271,700   ROYAL BANK OF SCOTLAND GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                        5,981,785
      135,400   SHIRE PHARMACEUTICALS GROUP (CHEMICALS & ALLIED PRODUCTS)+                                                1,830,779
       25,200   SHIRE PHARMACEUTICALS GROUP PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                        1,015,560
    1,100,000   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       2,425,008

                                                                                                                         43,008,315
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $226,130,563)                                                                                  174,547,919
                                                                                                                   ----------------
PRINCIPAL                                                                                  INTEREST RATE    MATURITY DATE
CORPORATE BOND - 0.11%
$     237,000   NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+++                                        4.25%      9/1/08          198,784
                                                                                                                   ----------------
TOTAL CORPORATE BOND (COST $237,000)                                                                                        198,784
                                                                                                                   ----------------

                                       74

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE   MATURITY DATE     VALUE
SHORT TERM INVESTMENTS - 3.53%
REPURCHASE AGREEMENTS - 3.53%
$   6,468,111   BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES        3.40%       10/1/01       $  6,468,111
                                                                                                                       ------------

TOTAL SHORT TERM INVESTMENTS (COST $6,468,111)                                                                            6,468,111
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $232,835,674)*                                      98.84%                                                       $181,214,814
OTHER ASSETS AND LIABILITIES, NET                          1.16                                                           2,134,077
                                                         ------                                                        ------------
TOTAL NET ASSETS                                         100.00%                                                       $183,348,891
                                                         ------                                                        ------------

+   NON-INCOME EARNING SECURITIES.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT
    OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $233,508,131 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                   $    7,066,022
GROSS UNREALIZED DEPRECIATION                                                      (59,359,339)
                                                                                --------------
NET UNREALIZED DEPRECIATION                                                     $  (52,293,317)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE CAP APPRECIATION FUND

FARE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                                                       VALUE

  N/A           WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                       $        102,551
                                                                                                                   ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 61.22% (COST $102,382)                                                               102,551
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $102,382)                                           61.22%                                                   $        102,551
OTHER ASSETS AND LIABILITIES, NET                         38.78                                                              64,967
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $        167,518
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE COMPANY GROWTH FUND

FARE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                                                       VALUE

  N/A           WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                         $  1,605,279,895
                                                                                                                   ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 100.08% (COST $1,986,568,899)                                                  1,605,279,895
                                                                                                                   ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,986,568,899)                                    100.08%                                                   $  1,605,279,895
OTHER ASSETS AND LIABILITIES, NET                         (0.08)                                                         (1,264,496)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $  1,604,015,399
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MID CAP GROWTH FUND

SHARES          SECURITY NAME                                                                                              VALUE
COMMON STOCK - 98.37%

AMUSEMENT & RECREATION SERVICES - 1.31%
        4,400   HARRAH'S ENTERTAINMENT INCORPORATED+                                                               $        118,844
                                                                                                                   ----------------

APPAREL & ACCESSORY STORES - 0.53%
        2,165   ANNTAYLOR STORES CORPORATION+                                                                                47,457
                                                                                                                   ----------------

BUSINESS SERVICES - 18.30%
        1,100   AFFILIATED COMPUTER SERVICES CLASS A+                                                                        89,551
        6,210   AGILE SOFTWARE CORPORATION+                                                                                  56,449
        3,065   BMC SOFTWARE INCORPORATED+                                                                                   38,926
       11,955   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                167,729
        2,390   CITRIX SYSTEMS INCORPORATED+                                                                                 47,322
        8,380   COMPUWARE CORPORATION+                                                                                       69,805
        2,955   CONCORD EFS INCORPORATED+                                                                                   144,647
        1,355   DST SYSTEMS INCORPORATED+                                                                                    58,604
        2,365   ELECTRONIC ARTS INCORPORATED+                                                                               108,010
        1,817   FISERV INCORPORATED+                                                                                         61,978
        3,700   GOTO.COM INCORPORATED+                                                                                       45,880
        4,065   IMS HEALTH INCORPORATED                                                                                     101,828
        3,945   INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                                  80,478
        1,325   LAMAR ADVERTISING COMPANY+                                                                                   40,174
        6,245   MERCURY INTERACTIVE CORPORATION+                                                                            118,905
        3,265   NETIQ CORPORATION+                                                                                           74,344
        2,175   QWEST SOFTWARE INCORPORATED+                                                                                 25,187
        1,995   SEI INVESTMENTS COMPANY                                                                                      63,840
        3,575   VERISIGN INCORPORATED+                                                                                      149,793
          564   VERITAS SOFTWARE CORPORATION+                                                                                10,400
       14,800   VIGNETTE CORPORATION+                                                                                        52,391
        4,600   YAHOO! INCORPORATED+                                                                                         40,525

                                                                                                                          1,646,766
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 14.58%
        2,895   ABGENIX INCORPORATED+                                                                                        65,717
        2,930   ALKERMES INCORPORATED+                                                                                       57,369
        1,130   BIOGEN INCORPORATED+                                                                                         62,805
        2,135   COR THERAPEUTICS INCORPORATED+                                                                               48,315
        3,550   GALEN HOLDINGS PLC                                                                                          135,610
        1,575   GILEAD SCIENCES INCORPORATED+                                                                                88,468
        2,625   IDEC PHARMACEUTICALS CORPORATION+                                                                           130,121
        2,625   INVITROGEN CORPORATION+                                                                                     172,620
        3,175   KING PHARMACEUTICALS INCORPORATED+                                                                          133,191
        4,165   MEDIMMUNE INCORPORATED+                                                                                     148,399
        1,200   PROTEIN DESIGN LABS INCORPORATED+                                                                            56,676
        3,405   SEPRACOR INCORPORATED+                                                                                      122,240
        1,655   WATSON PHARMACEUTICALS INCORPORATED+                                                                         90,545

                                                                                                                          1,312,076
                                                                                                                   ----------------

                                       78

SHARES          SECURITY NAME                                                                                              VALUE

COMMUNICATIONS - 4.04%
        3,510   ALLEGINACE TELECOM INCORPORATED+                                                                   $         10,565
        4,285   COX RADIO INCORPORATED CLASS A+                                                                              86,428
        2,050   ENTERCOM COMMUNICATIONS CORPORATION+                                                                         69,700
        6,700   EXTREME NETWORKS INCORPORATED+                                                                               46,297
        2,210   UNIVISION COMMUNICATIONS INCORPORATED+                                                                       50,720
        2,945   WESTERN WIRELESS CORPORATION+                                                                                99,482

                                                                                                                            363,192
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 2.00%
        1,650   NATIONAL COMMERCE FINANCIAL CORPORATION                                                                      43,065
        2,550   ZIONS BANCORP                                                                                               136,833

                                                                                                                            179,898
                                                                                                                   ----------------

EDUCATIONAL SERVICES - 1.88%
        4,030   APOLLO GROUP INCORPORATED+                                                                                  169,381
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.25%
        2,700   EL PASO CORPORATION                                                                                         112,185
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.02%
        2,700   ADVANCED MICRO DEVICES INCORPORATED+                                                                         22,005
          925   ALPHA INDUSTRIES INCORPORATED+                                                                               17,917
        6,175   ALTERA CORPORATION+                                                                                         101,826
        2,100   APPLIED MICRO CIRCUITS CORPORATION+                                                                          14,679
        4,100   ASML HOLDING NV+                                                                                             45,961
        6,565   ATMEL CORPORATION+                                                                                           43,854
        3,825   BROADCOM CORPORATION+                                                                                        77,648
        2,750   COMVERSE TECHNOLOGY INCORPORATED+                                                                            56,320
        6,300   GLOBESPAN INCORPORATED+                                                                                      56,952
        4,545   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                   91,445
        1,550   MARVELL TECHNOLOGY GROUP LIMITED+                                                                            22,243
        2,650   MYKROLIS CORPORATION+                                                                                        23,771
        2,130   NOVELLUS SYSTEMS INCORPORATED+                                                                               60,833
        7,090   OPENWAVE SYSTEMS INCORPORATED+                                                                               90,398
        1,250   PMC-SIERRA INCORPORATED+                                                                                     12,988
       10,655   POWERWAVE TECHNOLOGIES INCORPORATED+                                                                        127,008
        5,425   PROXIM INCORPORATED+                                                                                         52,894
        2,075   QLOGIC CORPORATION+                                                                                          39,425
        3,460   RF MICRO DEVICES INCORPORATED+                                                                               57,505
        4,985   SANMINA CORPORATION+                                                                                         67,695
        1,875   SEMTECH CORPORATION+                                                                                         53,212
        4,505   VITESSE SEMICONDUCTOR CORPORATION+                                                                           34,913

                                                                                                                          1,171,492
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.71%
        2,420   CEPHALON INCORPORATED+                                                                                      120,710
        4,085   MILLENNIUM PHARMACEUTICAL+                                                                                   72,550

                                       79

SHARES          SECURITY NAME                                                                                              VALUE
        2,450   MYRIAD GENETICS INCORPORATED+                                                                      $         75,068
        4,470   QUINTILES TRANSNATIONAL CORPORATION+                                                                         65,261

                                                                                                                            333,589
                                                                                                                   ----------------

FOOD STORES - 0.29%
        2,275   WINN-DIXIE STORES INCORPORATED                                                                               26,049
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 2.43%
        2,870   BJ'S WHOLESALE CLUB INCORPORATED+                                                                           136,641
        2,825   MAY DEPARTMENT STORES COMPANY                                                                                81,981

                                                                                                                            218,622
                                                                                                                   ----------------

HEALTH SERVICES - 4.92%
        5,900   CAREMARK RX INCORPORATED+                                                                                    98,412
        2,550   ENZON INCORPORATED+                                                                                         130,050
        1,150   EXPRESS SCRIPTS INCORPORATED+                                                                                63,825
        1,740   HUMAN GENOME SCIENCES INCORPORATED+                                                                          53,609
        1,195   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                  96,616

                                                                                                                            442,512
                                                                                                                   ----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.53%
        1,620   SEMICONDUCTOR HOLDRS TRUST                                                                                   47,887
                                                                                                                   ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.99%
        3,635   BED BATH & BEYOND INCORPORATED+                                                                              92,547
        2,408   BEST BUY COMPANY INCORPORATED+                                                                              109,444
        2,750   RADIOSHACK CORPORATION                                                                                       66,687

                                                                                                                            268,678
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.19%
        4,571   ADVANCED DIGITAL INFORMATION CORPORATION+                                                                    47,127
        6,080   EMULEX CORPORATION+                                                                                          57,821
        4,045   LAM RESEARCH CORPORATION+                                                                                    68,563
          655   SMITH INTERNATIONAL INCORPORATED+                                                                            23,842

                                                                                                                            197,353
                                                                                                                   ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.83%
        1,775   AON CORPORATION                                                                                              74,550
                                                                                                                   ----------------

INSURANCE CARRIERS - 2.06%
        1,050   ADVANCEPCS+                                                                                                  75,369
        1,760   PMI GROUP INCORPORATED                                                                                      109,806

                                                                                                                            185,175
                                                                                                                   ----------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.31%
        4,910   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                119,804
        5,871   BOSTON SCIENTIFIC CORPORATION+                                                                              120,356
        5,447   GUIDANT CORPORATION+                                                                                        209,710
        2,300   KLA-TENCOR CORPORATION+                                                                                      72,634

                                       80

SHARE           SECURITY NAME                                                                                              VALUE
        3,335   MICROCHIP TECHNOLOGY INCORPORATED+                                                                 $         89,378
        2,745   TERADYNE INCORPORATED+                                                                                       53,528
        1,650   WATERS CORPORATION+                                                                                          59,020
        4,075   ZIMMER HOLDINGS INCORPORATED+                                                                               113,080

                                                                                                                            837,510
                                                                                                                   ----------------

MISCELLANEOUS RETAIL - 1.43%
        2,550   CVS CORPORATION                                                                                              84,660
        2,350   DOLLAR TREE STORES INCORPORATED+                                                                             44,063

                                                                                                                            128,723
                                                                                                                   ----------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.27%
        2,175   CAPITAL ONE FINANCIAL CORPORATION                                                                           100,115
        3,483   METRIS COMPANIES INCORPORATED                                                                                86,204
        1,300   USA EDUCATION INCORPORATED                                                                                  107,783

                                                                                                                            294,102
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 3.18%
        2,110   APACHE CORPORATION                                                                                           90,709
        1,640   BJ SERVICES COMPANY+                                                                                         29,176
        2,880   DIAMOND OFFSHORE DRILLING INCORPORATED                                                                       72,634
        1,970   NABORS INDUSTRIES INCORPORATED+                                                                              41,311
        2,475   SANTA FE INTERNATIONAL CORPORATION                                                                           52,593

                                                                                                                            286,423
                                                                                                                   ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.13%
        2,775   SEALED AIR CORPORATION+                                                                                     101,260
                                                                                                                   ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.25%
        2,210   STILWELL FINANCIAL INCORPORATED                                                                              43,095
        2,684   WADDELL & REED FINANCIAL INCORPORATED CLASS A                                                                69,784

                                                                                                                            112,879
                                                                                                                   ----------------

TRANSPORTATION SERVICES - 1.43%
        4,430   CH ROBINSON WORLDWIDE INCORPORATED                                                                          128,293
                                                                                                                   ----------------

WHOLESALE TRADE - NONDURABLE GOODS - 0.51%
          650   AMERISOURCEBERGEN CORPORATION+                                                                               46,118
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $11,538,981)                                                                                     8,851,014
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $11,538,981)*                                       98.37%                                                   $      8,851,014
OTHER ASSETS AND LIABILITIES, NET                          1.63                                                             147,031
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $      8,998,045
                                                         ------                                                    ----------------


+   NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $12,085,749 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                   $      266,732
GROSS UNREALIZED DEPRECIATION                                                       (3,501,467)
                                                                                --------------
NET UNREALIZED DEPRECIATION                                                     $   (3,234,735)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL CAP GROWTH FUND

SHARES          SECURITY NAME                                                                                              VALUE
COMMON STOCK - 96.71%

AMUSEMENT & RECREATION SERVICES - 0.60%
       93,360   PENN NATIONAL GAMING INCORPORATED+                                                                 $      1,531,104
                                                                                                                   ----------------

APPAREL & ACCESSORY STORES - 1.50%
       98,411   PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               1,353,151
       34,335   ROSS STORES INCORPORATED                                                                                  1,004,299
       69,125   TOO INCORPORATED+                                                                                         1,450,934

                                                                                                                          3,808,384
                                                                                                                   ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.59%
       74,425   RYDER SYSTEM INCORPORATED                                                                                 1,487,756
                                                                                                                   ----------------

BUSINESS SERVICES - 13.77%
      125,370   ACTIVISION INCORPORATED+                                                                                  3,412,570
       50,205   ACTUATE CORPORATION+                                                                                        210,359
       64,475   ADMINISTAFF INCORPORATED+                                                                                 1,676,350
      307,285   AGILE SOFTWARE CORPORATION+                                                                               2,793,221
      237,930   CARREKER CORPORATION+                                                                                     1,805,889
      173,915   CLICK COMMERCE INCORPORATED+                                                                                260,873
      367,518   COMMERCE ONE INCORPORATED+                                                                                  904,094
      394,590   EFUNDS CORPORATION+                                                                                       6,569,923
       62,975   KORN FERRY INTERNATIONAL+                                                                                   519,544
      105,565   MANUGISTICS GROUP INCORPORATED+                                                                             614,388
      238,800   MATRIXONE INCORPORATED+                                                                                   1,299,072
      185,550   MERCURY INTERACTIVE CORPORATION+                                                                          3,532,872
      307,548   NETIQ CORPORATION+                                                                                        7,002,867
       85,950   PROFESSIONAL DETAILING, INC.+                                                                             2,049,908
      634,344   VIGNETTE CORPORATION+                                                                                     2,245,578

                                                                                                                         34,897,508
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 15.68%
       87,275   ALBANY MOLECULAR RESEARCH INCORPORATED+                                                                   2,167,038
       48,985   ALKERMES INCORPORATED+                                                                                      959,126
       47,455   CAMBREX CORPORATION                                                                                       1,591,166
      142,125   CELL THERAPEUTICS INCORPORATED+                                                                           3,418,106
       91,700   COLUMBIA LABORATIES INCORPORATED+                                                                           411,733
      233,582   FIRST HORIZON PHARMACEUTICAL CORPORATION+                                                                 6,080,139
        4,458   GALEN HOLDINGS PLC                                                                                          170,296
      155,405   GUILFORD PHARMACEUTICALS INCORPORATED+                                                                    1,338,037
      136,275   INTERMUNE INCORPORATED+                                                                                   5,212,518
      181,625   NBTY INCORPORATED+                                                                                        2,390,185
       79,260   NEUROCRINE BIOSCIENCES INCORPORATED+                                                                      2,537,905
       35,617   NOVAX INCORPORATED+                                                                                         502,200
       90,538   NOVEN PHARMACEUTICALS INCORPORATED+                                                                       1,638,738
       96,450   NPS PHARMACEUTICALS INCORPORATED+                                                                         3,009,240
      128,500   OLIN CORPORATION                                                                                          1,888,950
      122,373   PENWEST PHARMACEUTICALS COMPANY+                                                                          2,108,487

                                       82

SHARES           SECURITY NAME                                                                                              VALUE
      118,280   SCIOS INCORPORATED+                                                                                $      1,958,717
      159,750   TANOX INCORPORATED+                                                                                       2,359,508

                                                                                                                         39,742,089
                                                                                                                   ----------------

COMMUNICATIONS - 2.03%
       82,820   BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                   927,584
       28,714   CUMULUS MEDIA INCORPORATED+                                                                                 199,562
      202,165   ENTRAVISION COMMUNICATIONS CORPORATION+                                                                   1,728,511
      323,706   SPANISH BROADCASTING SYSTEM INCORPORATED+                                                                 2,295,076

                                                                                                                          5,150,733
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 1.48%
      135,275   BANKUNITED FINANCIAL CORPORATION+                                                                         1,984,484
       75,900   GREATER BAY BANCORP                                                                                       1,766,193

                                                                                                                          3,750,677
                                                                                                                   ----------------

EDUCATIONAL SERVICES - 4.05%
       90,220   CORINTHIAN COLLEGES INCORPORATED+                                                                         3,041,316
      119,405   EDUCATION MANAGEMENT CORPORATION+                                                                         3,625,136
      157,100   SYLVAN LEARNING SYSTEMS INCORPORATED+                                                                     3,597,590

                                                                                                                         10,264,042
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.41%
      106,970   CLECO CORPORATION                                                                                         2,204,652
      153,510   ORION POWER HOLDINGS INCORPORATED+                                                                        3,914,505

                                                                                                                          6,119,157
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.38%
      142,330   AEROFLEX INCORPORATED+                                                                                    1,565,630
       52,625   ALPHA INDUSTRIES INCORPORATED+                                                                            1,019,346
       75,000   ANADIGICS INCORPORATED+                                                                                     915,000
       44,275   C&D TECHNOLOGIES INCORPORATED                                                                               814,660
       63,085   CYMER INCORPORATED+                                                                                       1,056,674
       81,425   DDI CORPORATION+                                                                                            638,372
      278,400   EXAR CORPORATION+                                                                                         4,816,320
      138,125   GLOBESPAN INCORPORATED+                                                                                   1,248,650
       74,225   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                1,493,407
        9,250   MCDATA CORPORATION+                                                                                          77,608
       40,245   MICREL INCORPORATED+                                                                                        802,485
      187,740   MICROTUNE INCORPORATED+                                                                                   2,140,236
      119,375   OPENWAVE SYSTEMS INCORPORATED+                                                                            1,522,031
      403,775   POWERWAVE TECHNOLOGIES INCORPORATED+                                                                      4,812,997
      132,651   PROXIM INCORPORATED+                                                                                      1,293,347
       44,100   QLOGIC CORPORATION+                                                                                         837,900
      125,125   RECOTON CORPORATION+                                                                                      1,545,294
       42,450   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,097,333

                                       83

SHARES          SECURITY NAME                                                                                              VALUE
      237,365   VIRATA CORPORATION+                                                                                $      2,368,903
      131,475   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                                                              3,852,218

                                                                                                                         33,918,411
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.92%
       51,353   FYI INCORPORATED+                                                                                         1,926,764
       73,265   ICON PLC - SPONSORED ADR+                                                                                 2,432,398
       58,175   MYRIAD GENETICS INCORPORATED+                                                                             1,782,482
       74,620   PROBUSINESS SERVICES INCORPORATED+                                                                        1,103,630
      127,870   QUINTILES TRANSNATIONAL CORPORATION+                                                                      1,866,902
       37,650   TETRA TECH INCORPORATED+                                                                                    832,065

                                                                                                                          9,944,241
                                                                                                                   ----------------

FURNITURE & FIXTURES - 0.43%
       56,021   FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                              1,091,289
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 0.86%
       67,275   99 CENTS ONLY STORES+                                                                                     2,176,346
                                                                                                                   ----------------

HEALTH SERVICES - 7.67%
      170,230   CAREMARK RX INCORPORATED+                                                                                 2,839,436
      223,740   COVANCE INCORPORATED+                                                                                     4,007,183
      167,798   DYNACARE INCORPORATED+                                                                                    1,761,879
       61,080   ENZO BIOCHEM INCORPORATED+                                                                                1,035,917
       83,690   IMPATH INCORPORATED+                                                                                      2,888,142
       66,970   PROVINCE HEALTHCARE COMPANY+                                                                              2,460,478
      125,590   TRIAD HOSPITALS INCORPORATED+                                                                             4,445,886

                                                                                                                         19,438,921
                                                                                                                   ----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.77%
       34,545   AFFILIATED MANAGERS GROUP INCORPORATED+                                                                   1,962,501
                                                                                                                   ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.20%
       44,875   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                                                                1,209,381
       62,515   LINENS `N THINGS INCORPORATED+                                                                            1,161,529
       38,145   ULTIMATE ELECTRONICS INCORPORATED+                                                                          661,816

                                                                                                                          3,032,726
                                                                                                                   ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.42%
      128,190   STATION CASINOS INCORPORATED+                                                                             1,076,796
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.03%
      422,640   ADVANCED DIGITAL INFORMATION CORPORATION+                                                                 4,357,418
      133,180   DRIL-QUIP INCORPORATED+                                                                                   2,003,027
      248,800   EMULEX CORPORATION+                                                                                       2,366,088
       53,595   LAM RESEARCH CORPORATION+                                                                                   908,435
       67,700   NATIONAL-OILWELL INCORPORATED+                                                                              981,650
      105,815   PLANAR SYSTEMS INCORPORATED+                                                                              2,127,940

                                                                                                                         12,744,558
                                                                                                                   ----------------

                                       84

SHARES           SECURITY NAME                                                                                              VALUE
INSURANCE CARRIERS - 5.29%
       30,690   ADVANCEPCS+                                                                                        $      2,202,928
       97,150   BERKLEY WR CORPORATION                                                                                    4,663,200
      163,050   HCC INSURANCE HOLDINGS INCORPORATED                                                                       4,288,215
       68,175   LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  2,266,819

                                                                                                                         13,421,162
                                                                                                                   ----------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.06%
       32,620   CREDENCE SYSTEMS CORPORATION+                                                                               393,071
      110,300   MICROCHIP TECHNOLOGY INCORPORATED+                                                                        2,956,040
      196,905   TRIPATH IMAGING INCORPORATED+                                                                               846,692
       74,575   UROLOGIX INCORPORATED+                                                                                    1,014,220

                                                                                                                          5,210,023
                                                                                                                   ----------------

MISCELLANEOUS RETAIL - 1.38%
      210,990   J JILL GROUP INCORPORATED+                                                                                2,637,375
       23,545   MICHAELS STORES INCORPORATED+                                                                               860,334

                                                                                                                          3,497,709
                                                                                                                   ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.91%
      111,893   ARKANSAS BEST CORPORATION+                                                                                2,317,304
                                                                                                                   ----------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.93%
       45,550   FINANCIAL FEDERAL CORPORATION+                                                                            1,115,975
      286,915   NEXTCARD INCORPORATED+                                                                                    1,827,649
      109,360   WFS FINANCIAL INCORPORATED+                                                                               1,941,140

                                                                                                                          4,884,764
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 2.96%
      175,735   KEY ENERGY SERVICES INCORPORATED+                                                                         1,117,675
       54,349   LOUIS DREYFUS NATURNAL GAS CORPORATION+                                                                   2,114,176
       62,379   NEWFIELD EXPLORATION COMPANY+                                                                             1,821,467
       86,125   PATTERSON-UTI ENERGY INCORPORATED+                                                                        1,064,505
       66,110   TOM BROWN INCORPORATED+                                                                                   1,381,699

                                                                                                                          7,499,522
                                                                                                                   ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.72%
      105,275   TREX COMPANY INCORPORATED+                                                                                1,837,049
                                                                                                                   ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.42%
       24,048   BLACKROCK INCORPORATED+                                                                                   1,063,403
                                                                                                                   ----------------

WATER TRANSPORTATION - 0.58%
      137,215   ROYAL CARIBBEAN CRUISES                                                                                   1,472,317
                                                                                                                   ----------------

WHOLESALE TRADE - DURABLE GOODS - 1.93%
      105,977   ACTRADE FINANCIAL TECH+                                                                                   1,946,797
       82,787   AVNET INCORPORATED                                                                                        1,505,896
       70,325   OWENS & MINOR INCORPORATED HOLDING COMPANY                                                                1,427,598

                                                                                                                          4,880,291
                                                                                                                   ----------------

                                       85

SHARES          SECURITY NAME                                                                                              VALUE

WHOLESALE TRADE - NONDURABLE GOODS - 2.74%
       45,805   AMERISOURCEBERGEN CORPORATION+                                                                     $      3,249,864
       16,900   D & K HEALTHCARE RESOURCES INCORPORATED                                                                     809,510
      266,150   ENDO PHARMACEUTICAL HOLDINGS INCORPORATED+                                                                2,887,728

                                                                                                                          6,947,102
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $311,964,129)                                                                                  245,167,885
                                                                                                                   ----------------
COMMON STOCK - CLOSED END FUND - 1.68%
      143,770   SEMICONDUCTOR HOLDRS TRUST                                                                                4,249,841

TOTAL COMMON STOCK - CLOSED END FUND (COST $7,009,027)                                                                    4,249,841
                                                                                                                   ----------------

WARRANTS - 0.00%
          643   ACCLAIM ENTERTAINMENT                                                                                             0
           15   U.S. SURGICAL CORPORATION                                                                                         0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                   ----------------

PRINCIPAL                                                                                 INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 1.63%
REPURCHASE AGREEMENTS - 1.63%
$   2,581,000   GOLDMAN SACHS - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES                 3.17%     10/04/01        2,581,000
    1,561,000   MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES                                                           3.14      10/04/01        1,561,000

TOTAL SHORT-TERM INVESTMENTS (COST $4,142,000)                                                                            4,142,000
TOTAL INVESTMENTS IN SECURITIES
(COST $323,115,156)*                                     100.02%                                                   $    253,559,726
OTHER ASSETS AND LIABILITIES, NET                         (0.02)                                                            (43,904)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    253,515,822
                                                         ------                                                    ----------------

+   NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $339,853,645 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                                   $   16,048,975
     GROSS UNREALIZED DEPRECIATION                                                     (102,342,894)
                                                                                     --------------
     NET UNREALIZED DEPRECIATION                                                     $  (86,293,919)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL CAP OPPORTUNITIES FUND

SHARE           SECURITY NAME                                                                                              VALUE
COMMON STOCK - 90.96%

APPAREL & ACCESSORY STORES - 1.75%
       82,600   AMERICAN EAGLE OUTFITTERS INCORPORATED+                                                            $      1,643,740
      101,400   FOOTSTAR INCORPORATED+                                                                                    3,508,440

                                                                                                                          5,152,180
                                                                                                                   ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.60%
      196,500   TOMMY HILFIGER CORPORATION+                                                                               1,758,675
                                                                                                                   ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.60%
       88,200   RYDER SYSTEM INCORPORATED                                                                                 1,763,118
                                                                                                                   ----------------

BUSINESS SERVICES - 7.53%
       27,600   AFFILIATED COMPUTER SERVICES CLASS A+                                                                     2,246,916
      208,900   ALLIANCE DATA SYSTEMS CORPORATION+                                                                        3,394,625
       95,500   ARBITRON INCORPORATED+                                                                                    2,498,280
       47,300   AUTODESK INCORPORATED                                                                                     1,516,438
       72,300   NATIONAL DATA CORPORATION                                                                                 2,602,800
      164,500   PROGRESS SOFTWARE CORPORATION+                                                                            2,301,355
       44,200   SYMANTEC CORPORATION+                                                                                     1,532,414
      135,408   RENT-A-CENTER INCORPORATED+                                                                               3,148,236
      163,400   UNITED RENTALS INCORPORATED+                                                                              2,833,355

                                                                                                                         22,074,419
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 2.83%
      100,500   CHARLES RIVER LABS+                                                                                       3,554,685
       95,073   MEDICIS PHARMACEUTICAL CORPORATION+                                                                       4,751,749

                                                                                                                          8,306,434
                                                                                                                   ----------------

COMMUNICATIONS - 2.13%
      117,700   CERTEGY INCORPORATED+                                                                                     3,055,492
      109,400   GLOBAL PAYMENTS INCORPORATED                                                                              3,216,360

                                                                                                                          6,271,852
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 2.46%
      174,700   GREATER BAY BANCORP                                                                                       4,065,269
       24,200   INDYMAC BANCORP INCORPORATED+                                                                               656,062
       83,800   NORTH FORK BANCORPORATION INCORPORATED                                                                    2,492,212

                                                                                                                          7,213,543
                                                                                                                   ----------------

EATING & DRINKING PLACES - 5.28%
      129,200   APPLEBEE'S INTERNATIONAL INCORPORATED                                                                     3,811,400
       18,900   CBRL GROUP INCORPORATED                                                                                     415,233
      106,461   CEC ENTERTAINMENT INCORPORATED+                                                                           3,630,320
      134,857   JACK IN THE BOX INCORPORATED+                                                                             3,775,996
      244,490   RUBY TUESDAY INCORPORATED                                                                                 3,838,493

                                                                                                                         15,471,442
                                                                                                                   ----------------

                                       87

SHARE           SECURITY NAME                                                                                              VALUE
ELECTRIC, GAS & SANITARY SERVICES - 2.67%
       67,800   BLACK HILLS CORPORATION                                                                            $      2,069,256
      206,693   EL PASO ELECTRIC COMPANY+                                                                                 2,718,013
       61,600   KINDER MORGAN INCORPORATED                                                                                3,031,336

                                                                                                                          7,818,605
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.54%
       94,400   ADAPTEC INCORPORATED+                                                                                       741,984
      218,900   AEROFLEX INCORPORATED+                                                                                    2,407,900
      110,300   AMPHENOL CORPORATION+                                                                                     3,832,925
       84,304   CTS CORPORATION                                                                                           1,245,170
       66,200   LATTICE SEMICONDUCTOR CORPORATION+                                                                        1,039,340
        6,200   MYKROLIS CORPORATION+                                                                                        55,614
      174,200   OAK TECHNOLOGY INCORPORATED+                                                                              1,358,760
       59,400   PERICOM SEMICONDUCTOR CORPORATION+                                                                          825,660
      124,700   PLANTRONICS INCORPORATED+                                                                                 2,126,135
       49,400   PLEXUS CORPORATION+                                                                                       1,164,852
       73,800   POWER-ONE INCORPORATED+                                                                                     453,870
       89,600   SEMTECH CORPORATION+                                                                                      2,542,848
       52,700   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,362,295

                                                                                                                         19,157,353
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.56%
       26,614   QUEST DIAGNOSTICS INCORPORATED+                                                                           1,642,084
                                                                                                                   ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.27%
       24,250   ALLIANT TECHSYSTEMS INCORPORATED+                                                                         2,075,800
      107,700   GLOBAL POWER EQUIPMENT GROUP+                                                                             1,637,040

                                                                                                                          3,712,840
                                                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 1.37%
       96,300   CONSTELLATION BRANDS INCORPORATED+                                                                        4,011,858
                                                                                                                   ----------------

FURNITURE & FIXTURES - 1.37%
       49,200   ETHAN ALLEN INTERIORS INCORPORATED                                                                        1,353,000
      137,300   FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                              2,675,074

                                                                                                                          4,028,074
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 0.94%
      179,800   VENATOR GROUP INCORPORATED+                                                                               2,741,950
                                                                                                                   ----------------

HEALTH SERVICES - 10.05%
      198,500   APRIA HEALTHCARE GROUP INCORPORATED+                                                                      5,141,150
      433,500   BEVERLY ENTERPRISES INCORPORATED+                                                                         4,421,700
      131,200   COVANCE INCORPORATED+                                                                                     2,349,792
      237,200   DA VITA INCORPORATED+                                                                                     4,827,020
       42,720   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               3,453,912
      140,200   MANOR CARE INCORPORATED+                                                                                  3,939,620
       36,200   PROVINCE HEALTHCARE COMPANY+                                                                              1,329,988

                                       88

SHARES          SECURITY NAME                                                                                              VALUE
       37,100   REHABCARE GROUP INCORPORATED+                                                                      $      1,614,221
       48,700   UNIVERSAL HEALTH SERVICES INCORPORATED+                                                                   2,376,560

                                                                                                                         29,453,963
                                                                                                                   ----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.39%
       71,580   AFFILIATED MANAGERS GROUP INCORPORATED+                                                                   4,066,460
                                                                                                                   ----------------

INDUSTRIAL & COMMERICAL MACHINERY & COMPUTER EQUIPMENT - 2.25%
       30,900   FLOWSERVE CORPORATION+                                                                                      610,275
       90,700   PENTAIR INCORPORATED                                                                                      2,790,839
       31,600   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      2,027,140
       31,400   ZEBRA TECHNOLOGIES CORPORATION+                                                                           1,176,244

                                                                                                                          6,604,498
                                                                                                                   ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.51%
       97,000   HILB ROGAL & HAMILTON COMPANY                                                                             4,424,170
                                                                                                                   ----------------

INSURANCE CARRIERS - 4.11%
       18,200   ADVANCEPCS+                                                                                               1,306,396
       70,622   AMERUS GROUP COMPANY                                                                                      2,485,894
       48,200   LUECADIA NATIONAL CORPORATION                                                                             1,503,840
       33,600   RENAISSANCE HOLDINGS LIMITED                                                                              2,987,376
       11,300   WHITE MOUNTAINS INSURANCE GROUP LIMITED                                                                   3,762,900

                                                                                                                         12,046,406
                                                                                                                   ----------------

LEATHER & LEATHER PRODUCTS - 0.71%
      155,300   WOLVERINE WORLD WIDE INCORPORATED                                                                         2,087,232
                                                                                                                   ----------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.81%
       93,300   BECKMAN COULTER INCORPORATED                                                                              4,128,525
       51,600   DENTSPLY INTERNATIONAL INCORPORATED                                                                       2,370,504
      172,100   EDWARD LIFESCIENCES CORPORATION+                                                                          3,855,040
       46,309   INVACARE CORPORATION                                                                                      1,875,515
       70,800   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                2,983,512
      102,114   PERKINELMER INCORPORATED                                                                                  2,679,471
      170,800   TEKTRONIX INCORPORATED+                                                                                   2,987,292
       79,300   VARIAN INCORPORATED+                                                                                      2,020,564

                                                                                                                         22,900,423
                                                                                                                   ----------------

MISCELLANEOUS RETAIL - 5.17%
       80,900   BARNES & NOBLE INCORPORATED+                                                                              2,920,490
      195,700   BORDERS GROUP INCORPORATED+                                                                               3,747,655
       70,500   DUANE READE INCORPORATED+                                                                                 2,115,000
       99,100   MICHAELS STORES INCORPORATED+                                                                             3,621,114
      103,400   ZALE CORPORATION+                                                                                         2,738,032

                                                                                                                         15,142,291
                                                                                                                   ----------------

                                       89

SHARES          SECURITY NAME                                                                                              VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.33%
       57,500   WERNER ENTERPRISES INCORPORATED                                                                    $        961,400
                                                                                                                   ----------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.80%
       97,700   AMERICREDIT CORPORATION+                                                                                  3,089,274
       88,300   METRIS COMPANIES INCORPORATED                                                                             2,185,425

                                                                                                                          5,274,699
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 3.45%
       77,640   BJ SERVICES COMPANY+                                                                                      1,381,216
       78,800   CAL DIVE INTERNATIONAL INCORPORATED+                                                                      1,312,808
      661,500   GREY WOLF INCORPORATED+                                                                                   1,190,700
      170,261   HANOVER COMPRESSOR COMPANY+                                                                               3,684,470
      163,000   KEY ENERGY SERVICES INCORPORATED+                                                                         1,036,680
      122,600   PATTERSON-UTI ENERGY INCORPORATED+                                                                        1,515,335

                                                                                                                         10,121,209
                                                                                                                   ----------------

PRIMARY METAL INDUSTRIES - 0.76%
      118,300   BELDEN INCORPORATED                                                                                       2,224,040
                                                                                                                   ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.06%
       97,200   VALASSIS COMMUNICATIONS INCORPORATED+                                                                     3,101,652
                                                                                                                   ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.70%
       98,900   REEBOK INTERNATIONAL LIMITED+                                                                             2,047,230
                                                                                                                   ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.66%
      164,300   FEDERATED INVESTORS INCORPORATED                                                                          4,863,280
                                                                                                                   ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.30%
      247,800   DAL-TILE INTERNATIONAL INCORPORATED+                                                                      3,813,642
                                                                                                                   ----------------

TEXTILE MILL PRODUCTS - 0.71%
       56,900   MOHAWK INDUSTRIES INCORPORATED+                                                                           2,091,075
                                                                                                                   ----------------

TRANSPORTATION EQUIPMENT - 0.98%
       49,800   AMERICAN AXLE & MANUFACTURING HOLDINGS INCORPORATED+                                                        634,950
       26,915   SPX CORPORATION+                                                                                          2,231,254

                                                                                                                          2,866,204
                                                                                                                   ----------------

WATER TRANSPORTATION - 0.70%
       65,500   TEEKAY SHIPPING CORPORATION                                                                               2,042,290
                                                                                                                   ----------------

WHOLESALE TRADE - DURABLE GOODS - 2.74%
      124,900   APOLGENT TECHNOLOGIES INCORPORATED+                                                                       2,985,110
      169,200   OMNICARE INCORPORATED                                                                                     3,693,636
       36,900   PATTERSON DENTAL COMPANY+                                                                                 1,360,134
                                                                                                                          8,038,880
                                                                                                                   ----------------
                                       90

SHARES          SECURITY NAME                                                                                              VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 3.87%
       67,000   AMERISOURCEBERGEN CORPORATION+                                                                     $      4,753,650
      102,200   HENRY SCHEIN INCORPORATED+                                                                                3,944,920
       92,600   PERFORMANCE FOOD GROUP COMPANY+                                                                           2,641,878

                                                                                                                         11,340,448
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $243,415,295)                                                                             $    266,635,919
                                                                                                                   ----------------

REAL ESTATE INVESTMENT TRUST - 0.72%
       69,900   MANUFACTURED HOME COMMUNITIES INCORPORATED                                                                2,126,358
                                                                                                                   ----------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,897,014)                                                                      2,126,358
                                                                                                                   ----------------

PRINCIPAL                                                                                  INTEREST RATE MATURITY DATE

SHORT-TERM INVESTMENTS - 8.74%

REPURCHASE AGREEMENTS - 8.74%

$25,624,351BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES                 3.40%     10/1/01       25,624,351
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $25,624,351)                                                                          25,624,351
TOTAL INVESTMENTS IN SECURITIES
(COST $270,936,660)*                                     100.42%                                                   $    294,386,628
OTHER ASSETS AND LIABILITIES, NET                         (0.42)                                                         (1,237,138)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    293,149,490
                                                         ------                                                    ----------------

+   NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $271,258,446 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                                   $   46,860,533
     GROSS UNREALIZED DEPRECIATION                                                      (23,732,351)
                                                                                     --------------
     NET UNREALIZED APPRECIATION                                                     $   23,128,182

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FARE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                                                       VALUE
          N/A   WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                              $     18,983,083
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS (100.40%) (COST $21,771,916)                                                        18,983,083
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $21,771,916)                                       100.40%                                                   $     18,983,083
OTHER ASSETS AND LIABILITIES, NET                         (0.40)                                                            (76,056)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $     18,907,027
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY GROWTH FUND

FARE/SHARE
  AMOUNT        SECURITY DESCRIPTION                                                                                       VALUE
N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                                   $    431,893,826
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS (100.05%) (COST $486,996,055)                                                      431,893,826
                                                                                                                   ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $486,996,055)                                      100.05%                                                   $    431,893,826
OTHER ASSETS AND LIABILITIES, NET                         (0.05)                                                           (199,223)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $    431,694,603
                                                         ------                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SPECIALIZED HEALTH SCIENCES FUND

SHARES          SECURITY NAME                                                                                              VALUE
COMMON STOCK - 92.55%
BUSINESS SERVICES - 2.02%
       25,000   IMS HEALTH INCORPORATED                                                                            $        626,250
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 57.38%
       21,600   ABBOTT LABORATORIES                                                                                       1,119,960
        7,100   ABGENIX INCORPORATED+                                                                                       161,170
       13,500   ADOLOR CORPORATION+                                                                                         228,555
       24,800   AMERICAN HOME PRODUCTS CORPORATION                                                                        1,444,600
       14,900   AMGEN INCORPORATED+                                                                                         875,524
        5,200   BIOGEN INCORPORATED+                                                                                        289,016
        1,900   CAMBRIDGE ANTIBODY TECHNOLOGY+                                                                               38,815
        8,000   CELL THERAPEUTICS INCORPORATED+                                                                             192,400
       12,800   CHARLES RIVER LABS+                                                                                         452,736
       15,000   CORVAS INTERNATIONAL INCORPORATED+                                                                           86,250
        7,400   ELI LILLY & COMPANY                                                                                         597,180
       20,600   GENENTECH INCORPORATED+                                                                                     906,400
       13,200   GLAXOSMITHKLINE PLC ADR                                                                                     740,784
       16,300   IDEC PHARMACEUTICALS CORPORATION+                                                                           807,991
       25,500   INHALE THERAPEUTIC SYSTEMS INCORPORATED+                                                                    339,150
       12,500   INTERMUNE INCORPORATED+                                                                                     478,125
       12,300   INVITROGEN CORPORATION+                                                                                     808,848
       15,000   KING PHARMACEUTICALS INCORPORATED+                                                                          629,250
       14,500   MEDAREX INCORPORATED+                                                                                       218,950
       12,300   MEDIMMUNE INCORPORATED+                                                                                     438,249
       15,000   MGI PHARMA INCORPORATED+                                                                                    200,550
       17,500   OXFORD GLYCOSCIENCES PLC+                                                                                   154,319
       32,000   PAIN THERAPEUTICS INCORPORATED+                                                                             224,000
       47,900   PFIZER INCORPORATED                                                                                       1,920,790
       32,100   PHARMACIA CORPORATION                                                                                     1,301,976
       11,800   PRAECIS PHARMACEUTICALS INCORPORATED+                                                                        44,014
       11,700   SANOFI-SYNTHELABO SA                                                                                        761,857
       22,400   SCHERING-PLOUGH CORPORATION                                                                                 831,040
       17,200   SHIRE PHARMACEUTICALS GROUP PLC ADR+                                                                        693,160
        9,700   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                  586,365
       28,000   TITAN PHARMACEUTICALS INCORPORATED+                                                                         175,000

                                                                                                                         17,747,024
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 5.33%
       21,500   APPLIED MOLECULAR EVOLUTION+                                                                                158,885
       14,300   CEPHALON INCORPORATED+                                                                                      713,284
        4,440   DELTAGEN INCORPORATED+                                                                                       31,398
        5,300   ICOS CORPORATION+                                                                                           260,813
       18,000   MILLENNIUM PHARMACEUTICAL+                                                                                  319,680
        5,300   NEOPHARM INCORPORATED+                                                                                       74,465
       18,000   SEATTLE GENETICS INCORPORATED+                                                                               90,000

                                                                                                                          1,648,525
                                                                                                                   ----------------

                                       94

SHARE           SECURITY NAME                                                                                              VALUE
HEALTH SERVICES - 6.33%
       10,200   HCA THE HEALTHCARE COMPANY INCORPORATED                                                            $        451,962
        7,700   HUMAN GENOME SCIENCES INCORPORATED+                                                                         237,237
       17,000   IMMUNOMEDICS INCORPORATED+                                                                                  203,490
        8,300   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 671,055
       11,100   TRIAD HOSPITALS INCORPORATED+                                                                               392,940

                                                                                                                          1,956,684
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.07%
       10,000   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                        641,500
                                                                                                                   ----------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 12.92%
       18,000   BIOMET INCORPORATED                                                                                         526,500
       15,000   CONCEPTUS INCORPORATED+                                                                                     261,000
       22,500   NOVOSTE CORPORATION+                                                                                        133,425
       33,000   ORATEC INTERVENTIONS INCORPORATED+                                                                          228,360
       43,000   RITA MEDICAL SYSTEMS INCORPORATED+                                                                          122,550
       11,900   ST JUDE MEDICAL INCORPORATED+                                                                               814,555
       17,000   STRYKER CORPORATION                                                                                         899,300
       28,200   WATERS CORPORATION+                                                                                       1,008,714

                                                                                                                          3,994,404
                                                                                                                   ----------------

WHOLESALE TRADE - DURABLE GOODS - 6.50%
       30,600   CYTYC CORPORATION+                                                                                          820,386
       21,500   JOHNSON & JOHNSON                                                                                         1,191,100

                                                                                                                          2,011,486
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $30,850,436)                                                                                    28,625,873
                                                                                                                   ----------------

PRINCIPAL                                                                                  INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 4.84%

REPURCHASE AGREEMENTS - 4.84%
$   1,495,670   BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES            3.40%     10/01/01        1,495,670
                                                                                                                    ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,495,670)                                                                             1,495,670

                                                                                                                    ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $32,346,106)*                                       97.39%                                                          30,121,543
OTHER ASSETS AND LIABILITIES, NET                          2.61                                                              806,077
                                                         ------                                                     ----------------
TOTAL NET ASSETS                                         100.00%                                                    $     30,927,620
                                                         ------                                                     ----------------


+   NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $32,599,773 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                                   $    1,199,289
   GROSS UNREALIZED DEPRECIATION                                                       (3,677,519)
                                                                                   --------------
   NET UNREALIZED DEPRECIATION                                                     $   (2,478,230)
                                                                                   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SPECIALIZED TECHNOLOGY FUND

SHARES          SECURITY NAME                                                                                              VALUE
COMMON STOCK - 78.14%

BUSINESS SERVICES - 31.86%
       43,600   AFFILIATED COMPUTER SERVICES CLASS A+                                                              $      3,549,476
       12,500   BEA SYSTEMS INCORPORATED+                                                                                   119,875
       30,700   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                430,721
       66,000   CONCORD EFS INCORPORATED+                                                                                 3,230,700
       84,050   EARTHLINK INCORPORATED+                                                                                   1,280,081
       40,900   EBAY INCORPORATED+                                                                                        1,871,175
       44,580   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       2,566,915
       55,280   LOGICA PLC                                                                                                  548,405
       33,800   MICROSOFT CORPORATION+                                                                                    1,729,546
       26,000   NATIONAL DATA CORPORATION                                                                                   936,000
       29,800   NETIQ CORPORATION+                                                                                          678,546
       26,100   NETWORK ASSOCIATES INCORPORATED+                                                                            336,429
       49,200   PEROT SYSTEMS CORPORATION+                                                                                  794,580
       68,500   TEMENOS GROUP AG+                                                                                           508,500
       10,000   TMP WORLDWIDE INCORPORATED+                                                                                 283,900
       29,500   VERISIGN INCORPORATED+                                                                                    1,236,050
           24   YAHOO JAPAN CORPORATION+                                                                                    443,213

                                                                                                                         20,544,112
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 2.39%
       16,100   GILEAD SCIENCES INCORPORATED+                                                                               904,337
       15,900   PFIZER INCORPORATED                                                                                         637,590

                                                                                                                          1,541,927
                                                                                                                   ----------------

COMMUNICATIONS - 3.09%
       11,600   AMDOCS LIMITED+                                                                                             309,140
      118,800   NEXTEL COMMUNICATIONS INCORPORATED+                                                                       1,028,808
       14,000   SBC COMMUNICATIONS INCORPORATED                                                                             659,680

                                                                                                                          1,997,628
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.31%
       56,500   ASML HOLDING NV+                                                                                            633,365
        6,350   CIENA CORPORATION+                                                                                           65,342
       12,460   FINISAR CORPORATION+                                                                                         49,342
       81,700   FLEXTRONICS INTERNATIONAL LIMITED+                                                                        1,351,318
       10,450   JDS UNIPHASE CORPORATION+                                                                                    66,044
        2,280   L-3 COMMUNICATIONS HOLDINGS INCORPORATED+                                                                   199,386
       12,410   MARVELL TECHNOLOGY GROUP LIMITED+                                                                           178,084
       14,300   MICREL INCORPORATED+                                                                                        285,142
       22,200   MOTOROLA INCORPORATED                                                                                       346,320
       46,780   NETWORK APPLIANCE INCORPORATED+                                                                             318,104
        5,200   NOKIA CORPORATION ADR                                                                                        81,380
        6,000   PROXIM INCORPORATED+                                                                                         58,500
       27,400   QUALCOMM INCORPORATED+                                                                                    1,302,596
        4,010   RF MICRO DEVICES INCORPORATED+                                                                               66,646
       34,900   SEACHANGE INTERNATIONAL INCORPORATED+                                                                       609,702

                                       96

SHARE           SECURITY NAME                                                                                              VALUE
       21,920   SONUS NETWORKS INCORPORATED+                                                                       $         65,760
      102,500   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY+                                                                 972,725
      188,500   TELFONAKTIEBOLAGET LM ERICSSON ADR                                                                          657,865
       38,600   UTSTARCOM INCORPORATED+                                                                                     627,250

                                                                                                                          7,934,871
                                                                                                                   ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.44%
        3,650   ALLIANT TECHSYSTEMS INCORPORATED+                                                                           312,440
       14,150   LOCKHEED MARTIN CORPORATION                                                                                 619,063

                                                                                                                            931,503
                                                                                                                   ----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.47%
       12,760   ISHARES NASDAQ BIOTECH INDEX                                                                                948,706
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.79%
       34,500   CDW COMPUTER CENTERS INCORPORATED+                                                                        1,248,210
       69,270   CISCO SYSTEMS INCORPORATED+                                                                                 843,709
      124,500   CONCURRENT COMPUTER CORPORATION+                                                                          1,130,460
       19,320   DELL COMPUTER CORPORATION+                                                                                  358,000
        7,000   EMULEX CORPORATION+                                                                                          66,570
       33,330   JABIL CIRCUIT INCORPORATED+                                                                                 596,607
        6,940   JUNIPER NETWORKS INCORPORATED+                                                                               67,318
       30,300   LEXMARK INTERNATIONAL INCORPORATED+                                                                       1,354,712

                                                                                                                          5,665,586
                                                                                                                   ----------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.75%
       25,480   MICROCHIP TECHNOLOGY INCORPORATED+                                                                          682,864
       31,460   RAYTHEON COMPANY                                                                                          1,093,235

                                                                                                                          1,776,099
                                                                                                                   ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.54%
        5,600   NINTENDO COMPANY LIMITED                                                                                    804,298
       60,860   TYCO INTERNATIONAL LIMITED                                                                                2,769,130

                                                                                                                          3,573,428
                                                                                                                   ----------------

TRANSPORTATION EQUIPMENT - 1.45%
        2,550   GENERAL DYNAMICS CORPORATION                                                                                225,216
        7,030   NORTHROP GRUMMAN CORPORATION                                                                                710,030

                                                                                                                            935,246
                                                                                                                   ----------------

WHOLESALE TRADE - DURABLE GOODS - 7.05%
       64,300   CYTYC CORPORATION+                                                                                        1,723,883
       46,540   GENESIS MICROCHIP INCORPORATED+                                                                           1,309,636
       17,300   JOHNSON & JOHNSON                                                                                           958,420
       10,310   SAMSUNG ELECTRONICS GDR                                                                                     551,126

                                                                                                                          4,543,065
                                                                                                                   ----------------

TOTAL COMMON STOCK (COST $57,185,200)                                                                                    50,392,171
                                                                                                                   ----------------

                                       97

PRINCIPAL       SECURITY NAME                                                              INTEREST RATE  MATURITY DATE    VALUE
SHORT-TERM INVESTMENTS - 28.53%

REPURCHASE AGREEMENTS - 28.53%
$   8,396,392   BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES           3.40%     10/01/01 $      8,396,392
   10,000,000   BEAR STEARNS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES        3.40      10/01/01       10,000,000
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,396,392)                                                                          18,396,392
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $75,581,641)*                                      106.67%                                                   $     68,788,563
OTHER ASSETS AND LIABILITIES, NET                         (6.67)                                                         (4,304,124)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $     64,484,439
                                                         ------                                                    ----------------


+   NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $79,774,820 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                                   $    1,627,183
   GROSS UNREALIZED DEPRECIATION                                                      (12,613,440)
                                                                                   --------------
   NET UNREALIZED DEPRECIATION                                                     $  (10,986,257)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                       STATEMENTS OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2001

                                                            DISCIPLINED       DIVERSIFIED      DIVERSIFIED           EQUITY
                                                                 GROWTH            EQUITY        SMALL CAP           INCOME
---------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)    $    18,038,399  $  1,593,478,386 $    140,749,729  $ 1,479,413,517
   CASH                                                               0                 0                0                0
   COLLATERAL FOR SECURITIES LOANED                                   0                 0                0                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER
     RECEIVABLES                                                      0                 0                0                0
   RECEIVABLE FOR INVESTMENTS SOLD                                    0                 0                0                0
   RECEIVABLE FOR FUND SHARES ISSUED                              8,357         2,305,303          725,518        1,678,104
   VARIATION MARGIN ON FUTURES CONTRACTS                              0                 0                0                0
   PREPAID EXPENSES AND OTHER ASSETS                                912                 0            5,397                0
                                                        ---------------  ---------------- ----------------  ---------------
TOTAL ASSETS                                                 18,047,668     1,595,783,689      141,480,644    1,481,091,621
                                                        ---------------  ---------------- ----------------  ---------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                  0                 0                0                0
   PAYABLE FOR SECURITIES LOANED                                      0                 0                0                0
   DIVIDENDS PAYABLE                                                  0                 0                0                0
   PAYABLE FOR FUND SHARES REDEEMED                              23,419         2,529,634           30,091        9,931,449
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                       0           428,585           45,168           86,065
   PAYABLE TO OTHER RELATED PARTIES                                 192           230,238           15,418          286,755
   ACCRUED EXPENSES AND OTHER LIABILITIES                        21,492            98,064           48,917          242,791
                                                        ---------------  ---------------- ----------------  ---------------
TOTAL LIABILITIES                                                45,103         3,286,521          139,594       10,547,060
                                                        ---------------  ---------------- ----------------  ---------------
TOTAL NET ASSETS                                        $    18,002,565  $  1,592,497,168 $    141,341,050  $ 1,470,544,561
                                                        ---------------  ---------------- ----------------  ---------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                      $    15,725,436  $  1,283,298,829 $    151,904,762  $ 1,297,362,195
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                    (9,141)       11,047,060           65,371          391,122
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS            1,934,182         7,859,886       (1,518,351)      46,503,844
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS AND TRANSLATION OF ASSETS AND
     LIABILITIES IN FOREIGN CURRENCIES                          352,088       290,291,393       (9,110,732)     126,287,400
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     FUTURES                                                          0                 0                0                0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     OPTIONS                                                          0                 0                0                0
                                                        ---------------  ---------------- ----------------  ---------------
TOTAL NET ASSETS                                        $    18,002,565  $  1,592,497,168 $    141,341,050  $ 1,470,544,561
                                                        ---------------  ---------------- ----------------  ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
   SHARE

NET ASSETS - CLASS A                                                N/A  $     74,038,299 $      1,718,585  $   165,303,625
SHARES OUTSTANDING - CLASS A                                        N/A         2,038,210          177,003        4,440,174
NET ASSET VALUE PER SHARE - CLASS A                                 N/A  $          36.33 $           9.71  $         37.23
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                      N/A  $          38.55 $          10.30  $         39.50
NET ASSETS - CLASS B                                                N/A  $    111,955,832 $        827,771  $   134,402,551
SHARES OUTSTANDING - CLASS B                                        N/A         3,161,637           92,647        3,614,653
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B              N/A  $          35.41 $           8.93  $         37.18
NET ASSETS - CLASS C                                                N/A  $      7,693,333              N/A  $     7,507,698
SHARES OUTSTANDING - CLASS C                                        N/A           214,238              N/A          196,623
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C              N/A  $          35.91              N/A  $         38.18
NET ASSETS - INSTITUTIONAL CLASS                        $    18,002,565  $  1,398,809,704 $    138,794,694  $ 1,163,330,687
SHARES OUTSTANDING - INSTITUTIONAL CLASS                      2,251,210        38,454,223       15,120,738       31,260,078
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS                                  $          8.00  $          36.38 $           9.18  $         37.21
NET ASSETS - CLASS O                                                N/A               N/A              N/A              N/A
SHARES OUTSTANDING - CLASS O                                        N/A               N/A              N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O              N/A               N/A              N/A              N/A
                                                        ---------------  ---------------- ----------------  ---------------
INVESTMENTS AT COST (NOTE 10)                           $    17,686,311  $  1,303,186,993 $    149,860,461  $ 1,353,126,117
                                                        ---------------  ---------------- ----------------  ---------------
SECURITIES ON LOAN AT MARKET VALUE                      $             0  $              0 $              0  $             0
                                                        ---------------  ---------------- ----------------  ---------------

                                       100

                                                                 EQUITY           EQUITY                             GROWTH
                                                                  INDEX            VALUE            GROWTH           EQUITY
----------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)    $   453,703,774  $   103,890,454  $    346,748,570  $   510,915,502
   CASH                                                          50,000           56,704            49,992           50,000
   COLLATERAL FOR SECURITIES LOANED                          59,311,023       25,256,093        48,345,996                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER
     RECEIVABLES                                                484,613          122,135           251,107                0
   RECEIVABLE FOR INVESTMENTS SOLD                                    0        1,858,378        25,947,585                0
   RECEIVABLE FOR FUND SHARES ISSUED                            293,585          219,125            59,833          578,658
   VARIATION MARGIN ON FUTURES CONTRACTS                        507,810                0                 0                0
   PREPAID EXPENSES AND OTHER ASSETS                              3,031           19,142            53,598           34,341
                                                        ---------------  ---------------  ----------------  ---------------
TOTAL ASSETS                                                514,353,836      131,422,031       421,456,681      511,578,501
                                                        ---------------  ---------------  ----------------  ---------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                            103,429          879,885         3,637,414                0
   PAYABLE FOR SECURITIES LOANED                             59,311,023       25,256,093        48,345,996                0
   DIVIDENDS PAYABLE                                              7,050            1,719             6,662                0
   PAYABLE FOR FUND SHARES REDEEMED                             344,079          168,004           714,307        3,628,646
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                 158,770           62,956           245,713          141,902
   PAYABLE TO OTHER RELATED PARTIES                              94,057           22,190            95,660           20,158
   ACCRUED EXPENSES AND OTHER LIABILITIES                       125,040          194,654           488,697          165,893
                                                        ---------------  ---------------  ----------------  ---------------
TOTAL LIABILITIES                                            60,143,448       26,585,501        53,534,449        3,956,599
                                                        ---------------  ---------------  ----------------  ---------------
TOTAL NET ASSETS                                        $   454,210,388  $   104,836,530  $    367,922,232  $   507,621,902
                                                        ---------------  ---------------  ----------------  ---------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                      $   213,631,961  $    91,482,541  $    397,179,279  $   387,104,596
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                 3,001,890           64,751                 0        1,081,494
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           53,132,013       12,727,213       (44,673,370)       6,996,368
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS AND TRANSLATION OF ASSETS AND
     LIABILITIES IN FOREIGN CURRENCIES                      182,670,399          562,025        15,416,323      112,439,444
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     FUTURES                                                  1,774,125                0                 0                0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     OPTIONS                                                          0                0                 0                0
                                                        ---------------  ---------------  ----------------  ---------------
TOTAL NET ASSETS                                        $   454,210,388  $   104,836,530  $    367,922,232  $   507,621,902
                                                        ---------------  ---------------  ----------------  ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
   SHARE

NET ASSETS - CLASS A                                    $   382,462,078  $    18,430,128  $    174,827,575  $    12,473,024
SHARES OUTSTANDING - CLASS A                                  7,056,237        1,882,714        14,994,545          522,581
NET ASSET VALUE PER SHARE - CLASS A                     $         54.20  $          9.79  $          11.66  $         23.87
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)          $         57.51  $         10.39  $          12.37  $         25.33
NET ASSETS - CLASS B                                    $    71,450,291  $    34,704,189  $     36,453,456  $    17,318,700
SHARES OUTSTANDING - CLASS B                                  1,328,658        4,383,391         4,502,581          763,218
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B  $         53.78  $          7.92  $           8.10  $         22.69
NET ASSETS - CLASS C                                                N/A  $       699,761               N/A  $     1,798,961
SHARES OUTSTANDING - CLASS C                                        N/A           88,391               N/A           76,580
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C              N/A  $          7.92               N/A  $         23.49
NET ASSETS - INSTITUTIONAL CLASS                                    N/A  $    51,002,452  $    156,641,201  $   476,031,217
SHARES OUTSTANDING - INSTITUTIONAL CLASS                            N/A        5,204,215        11,426,245       19,836,043
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS                                              N/A  $          9.80  $          13.71  $         24.00
NET ASSETS - CLASS O                                    $       298,019              N/A               N/A              N/A
SHARES OUTSTANDING - CLASS O                                      5,441              N/A               N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O  $         54.77              N/A               N/A              N/A
                                                        ---------------  ---------------  ----------------  ---------------
INVESTMENTS AT COST (NOTE 10)                           $   271,033,375  $   103,328,429  $    331,332,247  $   398,476,058
                                                        ---------------  ---------------  ----------------  ---------------
SECURITIES ON LOAN AT MARKET VALUE                      $    58,745,033  $    26,229,404  $     47,243,104  $             0
                                                        ---------------  ---------------  ----------------  ---------------

                                                                                            INDEX           INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                       $          735,990,242  $          196,354,515
   CASH                                                                                         0                       0
   COLLATERAL FOR SECURITIES LOANED                                                             0                       0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                                  0                       0
   RECEIVABLE FOR INVESTMENTS SOLD                                                              0                       0
   RECEIVABLE FOR FUND SHARES ISSUED                                                      954,210               1,377,926
   VARIATION MARGIN ON FUTURES CONTRACTS                                                        0                       0
   PREPAID EXPENSES AND OTHER ASSETS                                                            0                   1,424
                                                                           ----------------------  ----------------------
TOTAL ASSETS                                                                          736,944,452             197,733,865
                                                                           ----------------------  ----------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                            0                       0
   PAYABLE FOR SECURITIES LOANED                                                                0                       0
   DIVIDENDS PAYABLE                                                                            0                   6,410
   PAYABLE FOR FUND SHARES REDEEMED                                                     3,354,641                  40,323
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                            57,076                  21,117
   PAYABLE TO OTHER RELATED PARTIES                                                         6,361                  26,874
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                 146,326                  47,260
                                                                           ----------------------  ----------------------
TOTAL LIABILITIES                                                                       3,564,404                 141,984
                                                                           ----------------------  ----------------------
TOTAL NET ASSETS                                                           $          733,380,048  $          197,591,881
                                                                           ----------------------  ----------------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                         $          536,688,024  $          265,772,783
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                           8,226,253               6,736,599
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS                                                     (12,199,123)            (27,777,458)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
   TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                        200,664,894             (47,140,043)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                        0                       0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS                                        0                       0
                                                                           ----------------------  ----------------------
TOTAL NET ASSETS                                                           $          733,380,048  $          197,591,881
                                                                           ----------------------  ----------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                                          N/A  $            2,420,918
SHARES OUTSTANDING - CLASS A                                                                  N/A                 166,844
NET ASSET VALUE PER SHARE - CLASS A                                                           N/A  $                14.51
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                                                N/A  $                15.40
NET ASSETS - CLASS B                                                                          N/A  $            2,308,311
SHARES OUTSTANDING - CLASS B                                                                  N/A                 164,133
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                                        N/A  $                14.06
NET ASSETS - CLASS C                                                                          N/A                     N/A
SHARES OUTSTANDING - CLASS C                                                                  N/A                     N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                                        N/A                     N/A
NET ASSETS - INSTITUTIONAL CLASS                                           $          733,380,048  $          192,862,652
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                               17,462,309              13,284,845
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS         $                42.00  $                14.52
NET ASSETS - CLASS O                                                                          N/A                     N/A
SHARES OUTSTANDING - CLASS O                                                                  N/A                     N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                                        N/A                     N/A
                                                                           ----------------------  ----------------------
INVESTMENTS AT COST (NOTE 10)                                              $          535,325,348  $          243,494,558
                                                                           ----------------------  ----------------------
SECURITIES ON LOAN AT MARKET VALUE                                         $                    0  $                    0
                                                                           ----------------------  ----------------------

(1) MAXIMUM OFF ERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                     LARGE          LARGE
                                             INTERNATIONAL             CAP        COMPANY         MID CAP
                                                    EQUITY  APPRECIATION(2)        GROWTH       GROWTH(3)
---------------------------------------------------------------------------------------------------------
ASSETS
     INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE
        COST BELOW)                         $  181,214,814  $     102,551  $1,605,279,895  $    8,851,014
   CASH                                             50,000              0               0           6,136
   COLLATERAL FOR SECURITIES LOANED                      0              0               0       3,721,896
   RECEIVABLE FOR DIVIDENDS AND INTEREST
     AND OTHER RECEIVABLES                         660,747              0          36,270           3,111
   RECEIVABLE FOR INVESTMENTS SOLD                 285,227              0               0         518,659
   RECEIVABLE FOR FUND SHARES ISSUED             2,142,592         65,028       5,452,051          47,342
   VARIATION MARGIN ON FUTURES CONTRACTS                 0              0               0
   PREPAID EXPENSES AND OTHER ASSETS                     0              0          87,214          22,728
                                            --------------  -------------  --------------  --------------
TOTAL ASSETS                                   184,353,380        167,579   1,610,855,430      13,170,886
                                            --------------  -------------  --------------  --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                     0              0               0         430,747
   PAYABLE FOR SECURITIES LOANED                         0              0               0       3,721,896
   DIVIDENDS PAYABLE                                     0              0               0               0
   PAYABLE FOR FUND SHARES REDEEMED                373,062              0       5,438,681               0
   PAYABLE TO INVESTMENT ADVISOR AND
     AFFILIATES                                    156,771              0         107,789             227
   PAYABLE TO OTHER RELATED PARTIES                174,056             61         261,817           3,413
   ACCRUED EXPENSES AND OTHER LIABILITIES          300,600              0       1,031,744          16,558
                                            --------------  -------------  --------------  --------------
TOTAL LIABILITIES                                1,004,489             61       6,840,031       4,172,841
                                            --------------  -------------  --------------  --------------
TOTAL NET ASSETS                            $  183,348,891  $     167,518  $1,604,015,399  $    8,998,045
                                            --------------  -------------  --------------  --------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                          $  245,212,454  $     167,911  $2,039,336,170  $   16,214,392
   UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS)                                              0             16      (4,453,342)              0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                              (10,271,946)          (578)    (49,578,425)     (4,528,380)
   NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND
     LIABILITIES IN FOREIGN CURRENCIES         (51,591,617)           169)   (381,289,004)     (2,687,967)
   NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF FUTURES                           0              0               0               0
   NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF OPTIONS                           0              0               0               0
                                            --------------  -------------  --------------  --------------
TOTAL NET ASSETS                            $  183,348,891  $     167,518  $1,604,015,399  $    8,998,045
                                            --------------  -------------  --------------  --------------
COMPUTATION OF NET ASSET VALUE AND
   OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                     $   30,726,613  $      40,947  $  202,514,348  $    3,912,074
   SHARES OUTSTANDING - CLASS A                  2,927,088          4,297       4,544,239         878,505
   NET ASSET VALUE PER SHARE - CLASS A      $        10.50  $        9.53  $        44.57  $         4.45
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A (1)                            $        11.14  $       10.11  $        47.29  $         4.72
   NET ASSETS - CLASS B                     $   41,122,292  $      91,367  $  307,705,572  $    4,480,622
   SHARES OUTSTANDING - CLASS B                  4,012,360          9,596       7,473,037       1,012,965
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS B                        $        10.25  $        9.52  $        41.18  $         4.42
   NET ASSETS - CLASS C                     $    2,703,901  $      25,674  $   27,188,632  $      605,349
   SHARES OUTSTANDING - CLASS C                    264,178          2,695         659,649         136,842
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS C                        $        10.24  $        9.53  $        41.22  $         4.42
   NET ASSETS - INSTITUTIONAL CLASS         $  108,796,085  $       9,530  $1,066,606,847             N/A
   SHARES OUTSTANDING - INSTITUTIONAL
     CLASS                                      10,388,589          1,000  $   25,357,576             N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - INSTITUTIONAL CLASS            $        10.47  $        9.53  $        42.06
   NET ASSETS - CLASS O                                N/A            N/A             N/A             N/A
   SHARES OUTSTANDING - CLASS O                        N/A            N/A             N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS O                                   N/A            N/A             N/A             N/A
                                            --------------  -------------  --------------  --------------
INVESTMENT COST (NOTE 10)                   $  232,835,674  $     102,382  $1,986,568,899  $   11,538,981
                                            --------------  -------------  --------------  --------------
SECURITIES ON LOAN AT MARKET VALUE          $            0  $           0  $            0  $    3,630,347
                                            --------------  -------------  --------------  --------------

                                       102

                                                                                                   SMALL
                                                 SMALL CAP      SMALL CAP       SMALL CAP        COMPANY
                                                    GROWTH  OPPORTUNITIES           VALUE         GROWTH
--------------------------------------------------------------------------------------------------------
ASSETS
     INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE
        COST BELOW)                         $  253,559,726 $  294,386,628  $   18,983,083 $  431,893,826
   CASH                                             48,324         50,000               0              0
   COLLATERAL FOR SECURITIES LOANED             71,919,858     62,412,845               0              0
   RECEIVABLE FOR DIVIDENDS AND INTEREST
     AND OTHER RECEIVABLES                          56,569         79,988               0              0
   RECEIVABLE FOR INVESTMENTS SOLD               4,998,067      2,472,376               0              0
   RECEIVABLE FOR FUND SHARES ISSUED             1,883,745        605,292          69,360        302,193
   VARIATION MARGIN ON FUTURES CONTRACTS                 0              0               0              0
   PREPAID EXPENSES AND OTHER ASSETS                     0         22,284               0              0
                                            --------------  -------------  -------------- --------------
TOTAL ASSETS                                   332,466,289    360,029,413      19,052,443    432,196,019
                                            --------------  -------------  -------------- --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED             5,367,436        995,078               0              0
   PAYABLE FOR SECURITIES LOANED                71,919,858     62,412,845               0              0
   DIVIDENDS PAYABLE                                     0              0               0              0
   PAYABLE FOR FUND SHARES REDEEMED                686,071      3,091,209         104,968         42,330
   PAYABLE TO INVESTMENT ADVISOR AND
     AFFILIATES                                    207,720        267,718               0         84,213
   PAYABLE TO OTHER RELATED PARTIES                237,725         70,485          33,947         99,276
   ACCRUED EXPENSES AND OTHER LIABILITIES          531,657         42,588           6,501        275,597
                                            --------------  -------------  -------------- --------------
TOTAL LIABILITIES                               78,950,467     66,879,923         145,416        501,416
                                            --------------  -------------  -------------- --------------
TOTAL NET ASSETS                            $  253,515,822 $  293,149,490  $   18,907,027 $  431,694,603
                                            --------------  -------------  -------------- --------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                          $  554,373,023 $  252,200,828  $   24,399,917 $  536,518,553
   UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS)                                              0              0          10,402       (791,004)
   FUNDISTRIBUTED NET REALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                      (231,301,771)    17,498,694      (2,714,459)   (48,930,717)
   NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION
   OF ASSETS AND LIABILITIES IN FOREIGN
     CURRENCIES                                (69,555,430)    23,449,968      (2,788,833)   (55,102,229)
   NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF FUTURES                           0              0               0              0
   NET UNREALIZED APPRECIATION
     (DEPRECIATION) OF OPTIONS                           0              0               0              0
                                            --------------  -------------  -------------- --------------
TOTAL NET ASSETS                            $  253,515,822 $  293,149,490  $   18,907,027 $  431,694,603
                                            --------------  -------------  -------------- --------------
COMPUTATION OF NET ASSET VALUE AND
   OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                     $  101,201,405 $    4,704,083             N/A            N/A
   SHARES OUTSTANDING - CLASS A                  7,651,350        178,137             N/A            N/A
   NET ASSET VALUE PER SHARE - CLASS A      $        13.23 $        26.41             N/A            N/A
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A (1)                            $        14.04 $        28.02             N/A            N/A
   NET ASSETS - CLASS B                     $   44,832,400 $    5,291,271             N/A            N/A
   SHARES OUTSTANDING - CLASS B                  3,508,070        208,663             N/A            N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS B                        $        12.78 $        25.36             N/A            N/A
   NET ASSETS - CLASS C                     $   10,856,417            N/A             N/A            N/A
   SHARES OUTSTANDING - CLASS C                    850,087            N/A             N/A            N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS C                        $        12.77            N/A             N/A            N/A
   NET ASSETS - INSTITUTIONAL CLASS         $   96,625,600 $  283,154,136  $   18,907,027 $  431,694,603
   SHARES OUTSTANDING - INSTITUTIONAL
     CLASS                                       7,164,212     10,688,942       2,298,567 $   19,866,521
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - INSTITUTIONAL
   CLASS                                    $        13.49 $        26.49  $         8.23 $        21.73
   NET ASSETS - CLASS O                                N/A            N/A             N/A            N/A
   SHARES OUTSTANDING - CLASS O                        N/A            N/A             N/A            N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS O                                   N/A            N/A             N/A            N/A
                                            --------------  -------------  -------------- --------------
INVESTMENT COST (NOTE 10)                   $  323,115,156 $  270,936,660  $   21,771,916 $  486,996,055
                                            --------------  -------------  -------------- --------------
SECURITIES ON LOAN AT MARKET VALUE          $   70,375,966 $   61,801,986  $            0 $            0
                                            --------------  -------------  -------------- --------------

                                                                     SPECIALIZED
                                                                          HEALTH            SPECIALIZED
                                                                        SCIENCES             TECHNOLOGY
-------------------------------------------------------------------------------------------------------
ASSETS
     INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)       $          30,121,543  $          68,788,563
   CASH                                                                   50,000                 50,000
   COLLATERAL FOR SECURITIES LOANED                                            0             18,534,242
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER
     RECEIVABLES                                                           3,224                  9,669
   RECEIVABLE FOR INVESTMENTS SOLD                                       423,966              1,236,378
   RECEIVABLE FOR FUND SHARES ISSUED                                     487,306                140,239
   VARIATION MARGIN ON FUTURES CONTRACTS                                       0                      0
   PREPAID EXPENSES AND OTHER ASSETS                                           0                 60,705
                                                            --------------------  ---------------------
TOTAL ASSETS                                                          31,086,039             88,819,796
                                                            --------------------  ---------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                      53,160              5,358,205
   PAYABLE FOR SECURITIES LOANED                                               0             18,534,242
   DIVIDENDS PAYABLE                                                           0                      0
   PAYABLE FOR FUND SHARES REDEEMED                                        6,906                255,770
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                           14,314                 68,611
   PAYABLE TO OTHER RELATED PARTIES                                       68,222                 37,325
   ACCRUED EXPENSES AND OTHER LIABILITIES                                 15,817                 81,204
                                                            --------------------  ---------------------
TOTAL LIABILITIES                                                        158,419             24,335,357
                                                            --------------------  ---------------------
TOTAL NET ASSETS                                           $          30,927,620  $          64,484,439
                                                            --------------------  ---------------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                         $          33,465,836  $         190,343,936
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                  0                      0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                      (313,653)          (119,066,419)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS AND TRANSLATION OF ASSETS AND
     LIABILITIES IN FOREIGN CURRENCIES                                (2,224,563)            (6,793,078)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                       0                      0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS                       0                      0
                                                            --------------------  ---------------------
TOTAL NET ASSETS                                           $          30,927,620  $          64,484,439
                                                            --------------------  ---------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
   SHARE

   NET ASSETS - CLASS A                                    $          12,330,692  $          22,946,143
   SHARES OUTSTANDING - CLASS A                                        1,271,720              7,585,769
   NET ASSET VALUE PER SHARE - CLASS A                     $                9.70  $                3.02
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)          $               10.29  $                3.20
   NET ASSETS - CLASS B                                    $          16,319,937  $          34,218,214
   SHARES OUTSTANDING - CLASS B                                        1,689,813             11,415,758
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS B                                               $                9.66  $                3.00
   NET ASSETS - CLASS C                                    $           2,276,991  $           7,320,082
   SHARES OUTSTANDING - CLASS C                                          235,750              2,441,825
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C                                               $                9.66  $                3.00
   NET ASSETS - INSTITUTIONAL CLASS                                          N/A                    N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                  N/A                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     INSTITUTIONAL
   CLASS                                                                     N/A                    N/A
   NET ASSETS - CLASS O                                                      N/A                    N/A
   SHARES OUTSTANDING - CLASS O                                              N/A                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS O                                                                 N/A                    N/A
                                                            --------------------  ---------------------
INVESTMENT COST (NOTE 10)                                  $          32,346,106  $          75,581,641
                                                            --------------------  ---------------------
SECURITIES ON LOAN AT MARKET VALUE                         $                   0  $          18,319,341
                                                            --------------------  ---------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.a

                                                    DISCIPLINED        DIVERSIFIED         DIVERSIFIED             EQUITY
                                                         GROWTH             EQUITY           SMALL CAP             INCOME
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                  $         159,908  $      23,087,874(1)$       1,312,528  $      31,745,355
   INTEREST                                              34,788          3,262,672             477,724            887,657
   SECURITIES LENDING INCOME                              7,260            556,861              71,233            198,965
   NET EXPENSES ALLOCATED FROM PORTFOLIOS              (170,222)       (12,811,480)         (1,015,756)       (11,318,845)
                                              -----------------  -----------------   -----------------  -----------------
TOTAL INVESTMENT INCOME (LOSS)                           31,734         14,095,927             845,729         21,513,132
                                              -----------------  -----------------   -----------------  -----------------
EXPENSES
   ADVISORY FEES                                              0          4,867,777             350,289                  0
   ADMINISTRATION FEES                                   35,102          2,920,667             210,174          2,501,709
   CUSTODY FEES                                               0                  0                   0                  0
   SHAREHOLDER SERVICING FEES                                 0            567,763             143,514            855,599
   PORTFOLIO ACCOUNTING FEES                             32,768             26,363              11,965             32,476
   TRANSFER AGENT
     CLASS A                                                N/A            252,548               3,557            789,906
     CLASS B                                                N/A            451,249               1,418            547,535
     CLASS C                                                N/A             15,000                 N/A             14,500
     INSTITUTIONAL CLASS                                  3,300             44,069              5,284             123,241
     CLASS O                                                N/A                N/A                 N/A                N/A
   DISTRIBUTION FEES
     CLASS A                                                N/A                  0                   0                  0
     CLASS B                                                N/A            989,588               7,408          1,116,105
     CLASS C                                                N/A             61,016                 N/A             58,286
   LEGAL AND AUDIT FEES                                   6,223             35,664               7,189             13,618
   REGISTRATION FEES                                      1,231             73,229              14,547             40,120
   DIRECTORS' FEES                                        4,171              4,171               4,171              4,171
   SHAREHOLDER REPORTS                                      363            154,224               1,062             47,872
   OTHER                                                    670             10,336              46,118             15,880
                                              -----------------  -----------------   -----------------  -----------------
TOTAL EXPENSES                                           83,828         10,473,664             806,696          6,161,018

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                  (19,326)        (2,403,037)           (130,203)        (1,258,187)
   NET EXPENSES                                          64,502          8,070,627             676,493          4,902,831
                                              -----------------  -----------------   -----------------  -----------------
NET INVESTMENT INCOME (LOSS)                            (32,768)         6,025,300             169,236         16,610,301
                                              -----------------  -----------------   -----------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                                 0                  0                   0                  0
   FINANCIAL FUTURES TRANSACTIONS                             0                  0                   0                  0
   FOREIGN CURRENCY TRANSACTIONS                              0                  0                   0                  0
   OPTIONS                                                    0                  0                   0                  0
   SHORT SALES                                                0                  0                   0                  0
   SECURITIES TRANSACTIONS ALLOCATED FROM
     PORTFOLIOS                                       1,992,969         24,254,870            (235,394)        67,069,928
   FOREIGN CURRENCY TRANSACTIONS ALLOCATED
     FROM PORTFOLIOS                                          0          3,826,608                   0               (198)
   FINANCIAL FUTURES TRANSACTIONS
     ALLOCATED FROM PORTFOLIOS                                0         (2,685,579)           (849,564)                 0
                                              -----------------  -----------------   -----------------  -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS             1,992,969         25,395,899          (1,084,958)        67,069,730
                                              -----------------  -----------------   -----------------  -----------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF:
   SECURITIES                                                 0                  0                   0                  0
   FINANCIAL FUTURES TRANSACTIONS                             0                  0                   0                  0
   FORWARD FOREIGN CURRENCY TRANSACTIONS                      0                  0                   0                  0
   FINANCIAL FUTURES TRANSACTIONS
     ALLOCATED FROM PORTFOLIOS                                0            864,131             168,016                  0
   SECURITIES TRANSACTIONS ALLOCATED FROM
     PORTFOLIOS                                      (6,872,500)      (547,361,341)        (20,028,001)      (228,722,033)
   FOREIGN CURRENCY TRANSACTIONS ALLOCATED
     FROM PORTFOLIOS                                          0           (224,685)                  0                  0
   OPTIONS                                                    0                  0                   0                  0
                                              -----------------  -----------------   -----------------  -----------------
NET CHANGE IN UNREALIZED (DEPRECIATION) OF
   INVESTMENTS                                       (6,872,500)      (546,721,895)        (19,859,985)      (228,722,033)
                                              -----------------  -----------------   -----------------  -----------------
NET REALIZED AND UNREALIZED (LOSS) ON
   INVESTMENTS                                       (4,879,531)      (521,325,996)        (20,944,943)      (161,652,303)
                                              -----------------  -----------------   -----------------  -----------------
NET (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                            $      (4,912,299) $    (515,300,696)  $     (20,775,707) $    (145,042,002)
                                              -----------------  -----------------   -----------------  -----------------

                                                       EQUITY               EQUITY                                  GROWTH
                                                        INDEX                VALUE              GROWTH              EQUITY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                $       7,051,399   $        1,408,608  $        3,642,431  $      5,494,857(2)
   INTEREST                                           624,362              259,458             601,246           1,852,231
   SECURITIES LENDING INCOME                          124,073               19,581              93,702             290,785
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                   0                    0                   0          (5,814,669)
                                            -----------------   ------------------  ------------------  ------------------
TOTAL INVESTMENT INCOME (LOSS)                      7,799,834            1,687,647           4,337,379           1,823,204
                                            -----------------   ------------------  ------------------  ------------------
EXPENSES
   ADVISORY FEES                                    1,428,607              892,414           3,191,060           1,508,242
   ADMINISTRATION FEES                                857,166              178,483             638,212             958,099
   CUSTODY FEES                                       114,289               23,798              85,095                   0
   SHAREHOLDER SERVICING FEES                       1,428,302              159,710             709,267              95,634
   PORTFOLIO ACCOUNTING FEES                           97,923              102,737             126,726              27,294
   TRANSFER AGENT
     CLASS A                                          892,023               86,607             721,417              62,118
     CLASS B                                          159,566              148,457             148,096              81,694
     CLASS C                                              N/A                4,634                 N/A                 912
   INSTITUTIONAL CLASS                                    N/A                7,822             107,350              40,440
     CLASS O                                            6,465                  N/A                 N/A                 N/A
   DISTRIBUTION FEES
     CLASS A                                                0                    0                   0                   0
     CLASS B                                          642,663              308,952             382,649             165,302
     CLASS C                                              N/A                5,035                 N/A              15,305
   LEGAL AND AUDIT FEES                                29,285               18,914              24,409              17,699
   REGISTRATION FEES                                    5,817                5,617               7,339              29,642
   DIRECTORS' FEES                                      4,171                4,171               4,171               7,500
   SHAREHOLDER REPORTS                                 22,613                8,726              11,641              53,342
   OTHER                                               17,391                5,575              20,234              74,180
                                            -----------------   ------------------  ------------------  ------------------
TOTAL EXPENSES                                      5,706,281            1,961,652           6,177,666           3,137,403

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES             (1,132,694)            (339,333)         (1,182,900)           (617,310)
   NET EXPENSES                                     4,573,587            1,622,319           4,994,766           2,520,093
                                            -----------------   ------------------  ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                        3,226,247               65,328            (657,387)           (696,889)
                                            -----------------   ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
---------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                      56,841,404           12,826,484         (39,985,040)                  0
   FINANCIAL FUTURES TRANSACTIONS                  (3,470,698)                   0                   0                   0
   FOREIGN CURRENCY TRANSACTIONS                            0                    0                   0                   0
   OPTIONS                                                  0                    0                   0                   0
   SHORT SALES                                              0                    0                   0                   0
   SECURITIES TRANSACTIONS ALLOCATED FROM
     PORTFOLIOS                                             0                    0                   0          18,782,289
   FOREIGN CURRENCY TRANSACTIONS
     ALLOCATED FROM PORTFOLIOS                              0                    0                   0           2,622,529
   FINANCIAL FUTURES TRANSACTIONS
     ALLOCATED FROM PORTFOLIOS                              0                    0                   0          (1,629,825)
                                            -----------------   ------------------  ------------------  ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS          53,370,706           12,826,484         (39,985,040)         19,774,993
                                            -----------------   ------------------  ------------------  ------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF:
   SECURITIES                                    (237,194,547)         (33,344,851)       (141,125,776)                  0
   FINANCIAL FUTURES TRANSACTIONS                   2,437,725                    0                   0                   0
   FORWARD FOREIGN CURRENCY TRANSACTIONS                    0                    0                   0                   0
   FINANCIAL FUTURES TRANSACTIONS
     ALLOCATED FROM PORTFOLIOS                              0                    0                   0             310,116
   SECURITIES TRANSACTIONS ALLOCATED FROM
     PORTFOLIOS                                             0                    0                   0        (234,481,744)
   FOREIGN CURRENCY TRANSACTIONS
     ALLOCATED FROM PORTFOLIOS                              0                    0                   0            (165,332)
   OPTIONS                                                  0                    0                   0                   0
                                            -----------------   ------------------  ------------------  ------------------
NET CHANGE IN UNREALIZED (DEPRECIATION)
   OF INVESTMENTS                                (234,756,822)         (33,344,851)       (141,125,776)       (234,336,960)
                                            -----------------   ------------------  ------------------  ------------------
NET REALIZED AND UNREALIZED (LOSS) ON
   INVESTMENTS                                   (181,386,116)         (20,518,367)       (181,110,816)       (214,561,967)
                                            -----------------   ------------------  ------------------  ------------------
NET (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                          $    (178,159,869)  $      (20,453,039) $     (181,768,203) $     (215,258,856)
                                            -----------------   ------------------  ------------------  ------------------

                                                                            INDEX         INTERNATIONAL
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                   $       10,656,675   $         3,432,223(3)
   INTEREST                                                             1,013,942               661,134
   SECURITIES LENDING INCOME                                              181,315               197,319
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                              (1,132,722)           (3,156,458)
                                                               ------------------   -------------------
TOTAL INVESTMENT INCOME (LOSS)                                         10,719,210             1,134,218
                                                               ------------------   -------------------
EXPENSES
   ADVISORY FEES                                                                0                     0
   ADMINISTRATION FEES                                                  1,305,016               370,276
   CUSTODY FEES                                                                 0                     0
   SHAREHOLDER SERVICING FEES                                                   0                14,402
   PORTFOLIO ACCOUNTING FEES                                               14,521                24,582
   TRANSFER AGENT
     CLASS A                                                                  N/A                15,905
     CLASS B                                                                  N/A                14,780
     CLASS C                                                                  N/A                   N/A
   INSTITUTIONAL CLASS                                                     54,709                20,584
     CLASS O                                                                  N/A                   N/A
   DISTRIBUTION FEES
     CLASS A                                                                  N/A                     0
     CLASS B                                                                  N/A                22,155
     CLASS C                                                                  N/A                   N/A
   LEGAL AND AUDIT FEES                                                    10,593                14,889
   REGISTRATION FEES                                                       28,644                51,578
   DIRECTORS' FEES                                                          4,171                 4,171
   SHAREHOLDER REPORTS                                                     16,801                32,811
   OTHER                                                                    7,272                     0
                                                               ------------------   -------------------
TOTAL EXPENSES                                                          1,441,727               586,133

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                   (395,557)              (27,631)
   NET EXPENSES                                                         1,046,170               558,502
                                                               ------------------   -------------------
NET INVESTMENT INCOME (LOSS)                                            9,673,040               575,716
                                                               ------------------   -------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                                                   0                     0
   FINANCIAL FUTURES TRANSACTIONS                                               0                     0
   FOREIGN CURRENCY TRANSACTIONS                                                0                     0
   OPTIONS                                                                      0                     0
   SHORT SALES                                                                  0                     0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      (63,734)          (24,819,608)
   FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      0             5,802,213
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS           (10,533,562)                    0
                                                               ------------------   -------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                             (10,597,296)          (19,017,395)
                                                               ------------------   -------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
SECURITIES                                                                      0                     0
   FINANCIAL FUTURES TRANSACTIONS                                               0                     0
   FORWARD FOREIGN CURRENCY TRANSACTIONS                                        0                     0
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS             1,122,614                     0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                 (264,993,972)          (56,802,671)
   FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      0              (362,561)
   OPTIONS                                                                      0                     0
                                                               ------------------   -------------------
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS               (263,871,358)          (57,165,232)
                                                               ------------------   -------------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                    (274,468,654)          (76,182,627)
                                                               ------------------   -------------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $     (264,795,614)  $       (75,606,911)
                                                               ------------------   -------------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $450,675
(2) NET OF FOREIGN WITHHOLDING TAXES OF $294,909
(3) NET OF FOREIGN WITHHOLDING TAXES OF $423,248
(4) NET OF FOREIGN WITHHOLDING TAXES OF $278,475
(5) THIS FUND COMMENCED OPERATIONS ON AUGUST 31, 2001
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL

                STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                                                                                          LARGE
                                                              INTERNATIONAL          LARGE CAP          COMPANY       MID CAP
                                                                     EQUITY    APPRECIATION(5)           GROWTH      GROWTH(6)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                   $  2,702,284(4)           $  93  $     7,326,058    $    16,278
   INTEREST                                                       1,260,515                 18        2,314,532         24,953
   SECURITIES LENDING INCOME                                         20,151                  0          279,220          3,688
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                 0                (34)     (15,808,284)             0
                                                               ------------              -----  ---------------    -----------
TOTAL INVESTMENT INCOME (LOSS)                                    3,982,950                 77       (5,888,474)        44,919
                                                               ------------              -----  ---------------    -----------
EXPENSES
   ADVISORY FEES                                                  2,204,604                  0                0         70,758
   ADMINISTRATION FEES                                              330,691                  9        3,039,468         14,152
   CUSTODY FEES                                                     551,151                  0                0          1,887
   SHAREHOLDER SERVICING FEES                                       240,707                 13        1,709,699         23,586
   PORTFOLIO ACCOUNTING FEES                                         63,675                  0                0         55,420
   TRANSFER AGENT
    CLASS A                                                          56,912                  1          410,212         14,611
    CLASS B                                                         109,228                 10        1,003,211         16,900
    CLASS C                                                           5,705                  2           58,461          5,048
    INSTITUTIONAL CLASS                                              81,130                  0           10,017            N/A
    CLASS O                                                             N/A                N/A              N/A            N/A
   DISTRIBUTION FEES
    CLASS A                                                               0                  0                0              0
    CLASS B                                                         407,635                 22        3,009,936         34,885
    CLASS C                                                          22,651                  9          211,295          3,900
    LEGAL AND AUDIT FEES                                             33,514                  0           81,378          8,809
    REGISTRATION FEES                                                18,730                  0          140,652         10,342
    DIRECTORS' FEES                                                   4,171                  0            4,171          1,897
    SHAREHOLDER REPORTS                                              14,048                  0           15,390          6,464
    OTHER                                                            11,063                  0          452,628          4,379
                                                               ------------              -----  ---------------    -----------
TOTAL EXPENSES                                                    4,155,615                 66       10,146,518        273,038

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                             (172,415)                (5)      (2,374,924)      (101,670)
   NET EXPENSES                                                   3,983,200                 61        7,771,594        171,368
                                                               ------------              -----  ---------------    -----------
NET INVESTMENT INCOME (LOSS)                                           (250)                16      (13,660,068)      (126,449)
                                                               ------------              -----  ---------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

   NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                   (9,963,460)                 0                0     (4,528,380)
    FINANCIAL FUTURES TRANSACTIONS                                        0                  0                0              0
    FOREIGN CURRENCY TRANSACTIONS                                   (18,092)                 0                0              0
    OPTIONS                                                               0                  0                0              0
    SHORT SALES                                                           0                  0                0              0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                     0               (578)     (46,283,348)             0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS               0                  0                0              0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS              0                  0                0              0
                                                               ------------              -----  ---------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                        (9,981,552)              (578)     (46,283,348)    (4,528,380)
                                                               ------------              -----  ---------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    SECURITIES                                                  (64,857,536)                 0                0     (2,687,967)
    FINANCIAL FUTURES TRANSACTIONS                                  (11,186)                 0                0              0
    FORWARD FOREIGN CURRENCY TRANSACTIONS                            18,056                  0                0              0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS              0                  0                0              0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                     0                169     (951,417,071)             0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS               0                  0                0              0
    OPTIONS                                                               0                  0                0              0
                                                               ------------              -----  ---------------    -----------
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS          (64,850,666)               169     (951,417,071)    (2,687,967)
                                                               ------------              -----  ---------------    -----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS               (74,832,218)              (409)    (997,700,419)    (7,216,347)
                                                               ------------              -----  ---------------    -----------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $(74,832,468)             $(393) $(1,011,360,487)   $(7,342,796)
                                                               ------------              -----  ---------------    -----------

                                       106

                                                                       SMALL CAP             SMALL CAP              SMALL CAP
                                                                          GROWTH         OPPORTUNITIES                  VALUE
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   DIVIDENDS                                                       $     387,372          $  1,027,010            $   189,884
   INTEREST                                                              835,906             1,466,885                145,025
   SECURITIES LENDING INCOME                                             536,618                74,554                 28,354
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                      0                     0               (251,891)
                                                                   -------------          ------------              ---------
TOTAL INVESTMENT INCOME (LOSS)                                         1,759,896             2,568,449                111,372
                                                                   -------------          ------------              ---------
EXPENSES
   ADVISORY FEES                                                       3,197,716             2,618,090                      0
   ADMINISTRATION FEES                                                   532,953               436,348                 46,698
   CUSTODY FEES                                                           71,060                58,180                      0
   SHAREHOLDER SERVICING FEES                                            685,834               306,703                 31,132
   PORTFOLIO ACCOUNTING FEES                                              60,727                95,465                 30,467
   TRANSFER AGENT
    CLASS A                                                              353,603                26,586                    N/A
    CLASS B                                                              150,234                27,707                    N/A
    CLASS C                                                                3,602                   N/A                    N/A
    INSTITUTIONAL CLASS                                                   93,153               280,629                  5,681
    CLASS O                                                                  N/A                   N/A                    N/A
   DISTRIBUTION FEES
    CLASS A                                                                    0                   N/A                    N/A
    CLASS B                                                              513,440                41,785                    N/A
    CLASS C                                                              124,225                   N/A                    N/A
    LEGAL AND AUDIT FEES                                                  17,740                22,958                  9,652
    REGISTRATION FEES                                                     17,262                31,944                 18,452
    DIRECTORS' FEES                                                        4,171                 4,171                  4,171
    SHAREHOLDER REPORTS                                                   12,106                17,557                  1,614
    OTHER                                                                 32,810                 8,707                  1,075
                                                                   -------------          ------------              ---------
TOTAL EXPENSES                                                         5,870,636             3,976,830                148,942

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                  (604,473)             (281,280)               (11,059)
   NET EXPENSES                                                        5,266,163             3,695,550                137,883
                                                                   -------------          ------------              ---------
NET INVESTMENT INCOME (LOSS)                                          (3,506,267)           (1,127,101)               (26,511)
                                                                   -------------          ------------              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                      (216,319,432)           19,032,922                      0
    FINANCIAL FUTURES TRANSACTIONS                                             0                     0                      0
    FOREIGN CURRENCY TRANSACTIONS                                              0                     0                      0
    OPTIONS                                                                    0                     0                      0
    SHORT SALES                                                                0                     0                      0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                          0                     0               (419,920)
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                    0                     0                      0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                   0                     0                      0
                                                                   -------------          ------------              ---------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                           (216,319,432)           19,032,922               (419,920)
                                                                   -------------          ------------              ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    SECURITIES                                                      (121,774,574)          (31,282,740)                     0
    FINANCIAL FUTURES TRANSACTIONS                                             0                     0                      0
    FORWARD FOREIGN CURRENCY TRANSACTIONS                                      0                     0                      0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                   0                     0                      0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                          0                     0             (6,835,478)
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                    0                     0                      0
    OPTIONS                                                                    0                     0                      0
                                                                   -------------          ------------              ---------
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS              (121,774,574)          (31,282,740)            (6,835,478)
                                                                   -------------          ------------              ---------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                   (338,094,006)          (12,249,818)            (7,255,398)
                                                                   -------------          ------------              ---------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $(341,600,273)         $(13,376,919)           $(7,281,909)
                                                                   -------------          ------------              ---------

                                                                            SMALL       SPECIALIZED
                                                                          COMPANY            HEALTH            SPECIALIZED
                                                                           GROWTH          SCIENCES             TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                        $   2,588,445       $    43,931          $      59,124
   INTEREST                                                             1,245,517            40,441              1,218,219
   SECURITIES LENDING INCOME                                              197,844                 0                 50,194
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                              (4,903,600)                0                      0
                                                                    -------------       -----------          -------------
TOTAL INVESTMENT INCOME (LOSS)                                           (871,794)           84,372              1,327,537
                                                                    -------------       -----------          -------------
EXPENSES
   ADVISORY FEES                                                                0           110,378              1,090,667
   ADMINISTRATION FEES                                                    779,682            17,428                155,810
   CUSTODY FEES                                                                 0             2,324                 72,711
   SHAREHOLDER SERVICING FEES                                             519,788            29,047                259,683
   PORTFOLIO ACCOUNTING FEES                                               15,869            52,435                 84,593
   TRANSFER AGENT
    CLASS A                                                                   N/A            26,898                119,068
    CLASS B                                                                   N/A            39,238                156,375
    CLASS C                                                                   N/A             9,821                 26,693
    INSTITUTIONAL CLASS                                                     8,385               N/A                    N/A
    CLASS O                                                                   N/A               N/A                    N/A
   DISTRIBUTION FEES
    CLASS A                                                                   N/A                 0                      0
    CLASS B                                                                   N/A            46,423                409,295
    CLASS C                                                                   N/A             6,354                 90,883
    LEGAL AND AUDIT FEES                                                   15,539             8,294                 26,339
    REGISTRATION FEES                                                      43,400             8,610                 24,678
    DIRECTORS' FEES                                                         4,171             2,080                  4,171
    SHAREHOLDER REPORTS                                                    26,172             5,381                 15,423
    OTHER                                                                  12,596             3,622                 22,848
                                                                    -------------       -----------          -------------
TOTAL EXPENSES                                                          1,425,602           368,333              2,559,237

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                          0          (123,454)              (227,685)
   NET EXPENSES                                                         1,425,602           244,879              2,331,552
                                                                    -------------       -----------          -------------
NET INVESTMENT INCOME (LOSS)                                           (2,297,396)         (160,507)            (1,004,015)
                                                                    -------------       -----------          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                  0          (333,384)          (116,904,409)
    FINANCIAL FUTURES TRANSACTIONS                                              0                 0                      0
    FOREIGN CURRENCY TRANSACTIONS                                               0                 0                    644
    OPTIONS                                                                     0           (18,273)            (1,879,274)
    SHORT SALES                                                                 0            38,004                 36,567
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                 (36,461,096)                0                      0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                     0                 0                      0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                    0                 0                      0
                                                                    -------------       -----------          -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                             (36,461,096)         (313,653)          (118,746,472)
                                                                    -------------       -----------          -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    SECURITIES                                                                  0        (2,224,563)            (7,648,903)
    FINANCIAL FUTURES TRANSACTIONS                                              0                 0                      0
    FORWARD FOREIGN CURRENCY TRANSACTIONS                                       0                 0                    (42)
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                    0                 0                      0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                 (96,601,394)                0                      0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                     0                 0                      0
    OPTIONS                                                                     0                 0                      0
                                                                    -------------       -----------          -------------
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS                (96,601,394)       (2,224,563)            (7,648,945)
                                                                    -------------       -----------          -------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                    (133,062,490)       (2,538,216)          (126,395,417)
                                                                    -------------       -----------          -------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $(135,359,886)      $(2,698,723)         $(127,399,432)
                                                                    -------------       -----------          -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $450,675
(2) NET OF FOREIGN WITHHOLDING TAXES OF $294,909
(3) NET OF FOREIGN WITHHOLDING TAXES OF $423,248
(4) NET OF FOREIGN WITHHOLDING TAXES OF $278,475
(5) THIS FUND COMMENCED OPERATIONS ON AUGUST 31, 2001
(6) THIS FUND COMMENCED OPERATIONS ON OCTOBER 16, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      DISCIPLINED GROWTH
                                                                                      ----------------------------------------
                                                                                                  FOR THE              FOR THE
                                                                                               YEAR ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                       $31,774,598          $49,972,894
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                   (32,768)              (7,645)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS            1,992,969           10,469,423
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                            (6,872,500)          (3,182,033)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS           0                    0
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (4,912,299)           7,279,745
                                                                                              -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0
    CLASS O                                                                                           N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                        (7,628,939)            (967,962)
    CLASS O                                                                                           N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0
    CLASS O                                                                                           N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A                                                                  N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A             N/A                  N/A
                                                                                              -----------          -----------

   PROCEEDS FROM SHARES SOLD - CLASS B                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B                                                                  N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B             N/A                  N/A
                                                                                              -----------          -----------

   PROCEEDS FROM SHARES SOLD - CLASS C                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C                                                                  N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C             N/A                  N/A
                                                                                              -----------          -----------

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                              5,743,358            3,512,451
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                              1,955,751              173,866
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (8,929,904)         (28,196,396)
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                         (1,230,795)         (24,510,079)
                                                                                              -----------          -----------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                                  N/A                  N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O             N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                         (13,772,033)         (18,198,296)
                                                                                              -----------          -----------

NET ASSETS:

ENDING NET ASSETS                                                                             $18,002,565          $31,774,598
                                                                                              -----------          -----------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                               N/A                  N/A
   SHARES REDEEMED - CLASS A                                                                          N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                               N/A                  N/A
                                                                                              -----------          -----------

   SHARES SOLD - CLASS B                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                               N/A                  N/A
   SHARES REDEEMED - CLASS B                                                                          N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                               N/A                  N/A
                                                                                              -----------          -----------

   SHARES SOLD - CLASS C                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                  N/A
   SHARES REDEEMED - CLASS C                                                                          N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                               N/A                  N/A
                                                                                              -----------          -----------

   SHARES SOLD - INSTITUTIONAL CLASS                                                              615,557              286,223
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                               194,409               14,709
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (936,165)          (2,304,131)
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                              (126,199)          (2,003,199)
                                                                                              -----------          -----------

   SHARES SOLD - CLASS O                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                          N/A                  N/A
                                                                                              -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                               N/A                  N/A
                                                                                              -----------          -----------

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                         $    (9,141)         $   (42,361)
                                                                                              -----------          -----------

                                       108

                                                                                                          DIVERSIFIED EQUITY
                                                                                              --------------------------------------
                                                                                                         FOR THE             FOR THE
                                                                                                      YEAR ENDED          YEAR ENDED
                                                                                              SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                                                              --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                           $2,185,850,565     $2,088,989,003
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                        6,025,300          5,768,131
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                  25,395,899        186,649,778
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                 (546,721,895)       134,294,936
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS                  0                  0
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     (515,300,696)       326,712,845
                                                                                                  --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                             (332,882)          (232,589)
    CLASS B                                                                                                    0                  0
    CLASS C                                                                                                    0                  0
    INSTITUTIONAL CLASS                                                                               (6,849,504)        (5,929,451)
    CLASS O                                                                                                  N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                           (8,404,732)        (4,002,286)
    CLASS B                                                                                          (12,887,964)        (6,565,599)
    CLASS C                                                                                             (776,465)          (128,326)
    INSTITUTIONAL CLASS                                                                             (170,814,801)      (102,031,149)
    CLASS O                                                                                                  N/A                N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                                    0                  0
    CLASS B                                                                                                    0                  0
    CLASS C                                                                                                    0                  0
    INSTITUTIONAL CLASS                                                                                        0                  0
    CLASS O                                                                                                  N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                35,875,380        267,678,911
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                 8,464,623          4,141,301
   COST OF SHARES REDEEMED - CLASS A                                                                 (34,138,674)      (255,761,304)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A             10,201,329         16,058,908
                                                                                                  --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                23,274,683         33,592,417
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                12,542,887          6,380,326
   COST OF SHARES REDEEMED - CLASS B                                                                 (17,929,339)       (21,402,185)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B             17,888,231         18,570,558
                                                                                                  --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                 3,435,651          7,413,519
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                   773,314            127,405
   COST OF SHARES REDEEMED - CLASS C                                                                  (1,925,622)        (1,329,749)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C              2,283,343          6,211,175
                                                                                                  --------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                   245,278,963        206,314,136
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                   173,474,364        106,058,084
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                    (327,112,583)      (464,174,744)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                                91,640,744       (151,802,524)
                                                                                                  --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                       N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                       N/A                N/A
   COST OF SHARES REDEEMED - CLASS O                                                                         N/A                N/A
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O                    N/A                N/A
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                               (593,353,397)        96,861,562
                                                                                                  --------------     --------------
NET ASSETS:

ENDING NET ASSETS                                                                                 $1,592,497,168     $2,185,850,565
                                                                                                  --------------     --------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                 814,082          5,275,231
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                  179,857             82,250
   SHARES REDEEMED - CLASS A                                                                            (769,777)        (5,014,539)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                  224,162            342,942
                                                                                                  --------------     --------------
   SHARES SOLD - CLASS B                                                                                 537,441            658,131
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                  272,064            128,486
   SHARES REDEEMED - CLASS B                                                                            (423,033)          (417,599)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                  386,472            369,018
                                                                                                  --------------     --------------
   SHARES SOLD - CLASS C                                                                                  79,950            143,289
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                   16,538              2,533
   SHARES REDEEMED - CLASS C                                                                             (45,079)           (25,116)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                   51,409            120,706
                                                                                                  --------------     --------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                   5,456,268          3,971,105
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                    3,686,618          2,106,835
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                              (7,453,444)        (8,945,346)
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                    1,689,442         (2,867,406)
                                                                                                  --------------     --------------
   SHARES SOLD - CLASS O                                                                                     N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                      N/A                N/A
   SHARES REDEEMED - CLASS O                                                                                 N/A                N/A
                                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                      N/A                N/A
                                                                                                  --------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                             $   11,047,060     $    7,753,883
                                                                                                  --------------     --------------

                                                                                                      DIVERSIFIED SMALL CAP
                                                                                             ---------------------------------------
                                                                                                        FOR THE              FOR THE
                                                                                                     YEAR ENDED           YEAR ENDED
                                                                                             SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                                                                             ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                            $ 117,201,077       $ 69,286,908
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                          169,236             39,357
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                  (1,084,958)         8,714,629
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                  (19,859,985)         9,595,907
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS                  0                  0
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      (20,775,707)        18,349,893
                                                                                                   -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                                    0                  0
    CLASS B                                                                                                    0                  0
    CLASS C                                                                                                  N/A                N/A
    INSTITUTIONAL CLASS                                                                                  (98,358)                 0
    CLASS O                                                                                                  N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                              (39,226)                 0
    CLASS B                                                                                              (54,994)                 0
    CLASS C                                                                                                  N/A                N/A
    INSTITUTIONAL CLASS                                                                               (7,079,376)                 0
    CLASS O                                                                                                  N/A                N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                                    0                  0
    CLASS B                                                                                                    0                  0
    CLASS C                                                                                                  N/A                N/A
    INSTITUTIONAL CLASS                                                                                        0                  0
    CLASS O                                                                                                  N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                 2,658,157            289,423
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                    39,084                  0
   COST OF SHARES REDEEMED - CLASS A                                                                  (1,435,632)        (1,077,474)
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A              1,261,609            788,051
                                                                                                   -------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                   461,922            266,986
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                    54,971                  0
   COST OF SHARES REDEEMED - CLASS B                                                                    (343,040)          (140,970)
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B                173,853            126,016
                                                                                                   -------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                       N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                       N/A                N/A
   COST OF SHARES REDEEMED - CLASS C                                                                         N/A                N/A
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C                    N/A                N/A
                                                                                                   -------------       ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                    93,540,590         63,629,340
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                     6,248,303                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                     (49,036,721)       (33,403,029)
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                                50,752,172         30,226,311
                                                                                                   -------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                       N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                       N/A                N/A
   COST OF SHARES REDEEMED - CLASS O                                                                         N/A                N/A
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O                    N/A                N/A
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                                 24,139,973         47,914,169
                                                                                                   -------------       ------------
NET ASSETS:

ENDING NET ASSETS                                                                                  $ 141,341,050       $117,201,077
                                                                                                   -------------       ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                 242,050             26,616
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                    3,592                  0
   SHARES REDEEMED - CLASS A                                                                            (125,834)          (102,580)
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                  119,808            (75,964)
                                                                                                   -------------       ------------
   SHARES SOLD - CLASS B                                                                                  45,146             26,347
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                    5,459                  0
   SHARES REDEEMED - CLASS B                                                                             (33,143)           (13,385)
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                  17,462              12,962
                                                                                                   -------------       ------------
   SHARES SOLD - CLASS C                                                                                     N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                      N/A                N/A
   SHARES REDEEMED - CLASS C                                                                                 N/A                N/A
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                      N/A                N/A
                                                                                                   -------------       ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                   8,916,516          6,152,435
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                      608,290                  0
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                              (4,757,041)        (3,274,346)
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                   4,767,765           2,878,089
                                                                                                   -------------       ------------
   SHARES SOLD - CLASS O                                                                                     N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                      N/A                N/A
   SHARES REDEEMED - CLASS O                                                                                 N/A                N/A
                                                                                                   -------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                      N/A                N/A
                                                                                                   -------------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                              $      65,371       $     62,913
                                                                                                   -------------       ------------

                                                                                                         EQUITY INCOME
                                                                                             --------------------------------------
                                                                                                      FOR THE             FOR THE
                                                                                                   YEAR ENDED          YEAR ENDED
                                                                                           SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                                                           ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                        $1,759,735,501     $1,701,406,862
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                    16,610,301         19,549,809
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS               67,069,730         56,194,504
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                              (228,722,033)      (139,408,930)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS               0                  0
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  (145,042,002)       (63,664,617)
                                                                                               --------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                        (1,635,601)        (2,074,119)
    CLASS B                                                                                          (204,715)          (493,620)
    CLASS C                                                                                           (10,444)           (17,966)
    INSTITUTIONAL CLASS                                                                           (15,029,656)       (16,923,175)
    CLASS O                                                                                               N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                                 0        (11,863,373)
    CLASS B                                                                                                 0        (10,110,321)
    CLASS C                                                                                                 0           (365,491)
    INSTITUTIONAL CLASS                                                                                     0        (95,241,826)
    CLASS O                                                                                               N/A                N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                                 0                  0
    CLASS B                                                                                                 0                  0
    CLASS C                                                                                                 0                  0
    INSTITUTIONAL CLASS                                                                                     0                  0
    CLASS O                                                                                               N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                             30,531,170        179,995,350(1)
   REINVESTMENT OF DIVIDENDS - CLASS A                                                              1,494,823         13,222,106
   COST OF SHARES REDEEMED - CLASS A                                                              (44,810,917)       (68,239,026)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A         (12,784,924)       124,978,430
                                                                                               --------------     ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                             23,207,256         96,761,112(1)
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                195,092         10,214,105
   COST OF SHARES REDEEMED - CLASS B                                                              (26,857,267)       (52,686,558)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B          (3,454,919)        54,288,659
                                                                                               --------------     ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                              4,695,956          6,739,508
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  9,813            363,092
   COST OF SHARES REDEEMED - CLASS C                                                               (3,464,782)        (1,765,163)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C           1,240,987          5,337,437
                                                                                               --------------     ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                141,822,380        384,231,744(2)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                  4,687,988         66,358,682
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                 (258,780,034)      (376,111,805)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                           (112,269,666)        74,478,621
                                                                                               --------------     ----------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                    N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                    N/A                N/A
   COST OF SHARES REDEEMED - CLASS O                                                                      N/A                N/A
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O                 N/A                N/A
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            (289,190,940)        58,328,639
                                                                                               --------------     ----------------
NET ASSETS:

ENDING NET ASSETS                                                                              $1,470,544,561     $1,759,735,501
                                                                                               --------------     ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                              748,726          3,576,488(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                38,400            312,389
   SHARES REDEEMED - CLASS A                                                                       (1,102,379)        (1,601,413)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              (315,253)         2,287,464
                                                                                               --------------     ----------------
   SHARES SOLD - CLASS B                                                                              567,608          2,017,126(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                 5,149            241,165
   SHARES REDEEMED - CLASS B                                                                         (662,385)        (1,243,660)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                               (89,628)         1,014,631
                                                                                               --------------     ----------------
   SHARES SOLD - CLASS C                                                                              111,710            153,514
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                   255              8,411
   SHARES REDEEMED - CLASS C                                                                          (83,464)           (40,691)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                28,501            121,234
                                                                                               --------------     ----------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                3,455,894          7,987,096(2)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                   120,325          1,558,368
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                           (6,323,575)        (8,832,274)
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                (2,747,356)           713,190
                                                                                               --------------     ----------------
   SHARES SOLD - CLASS O                                                                                  N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                   N/A                N/A
   SHARES REDEEMED - CLASS O                                                                              N/A                N/A
                                                                                               --------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                   N/A                N/A
                                                                                               --------------     ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                          $      391,122     $      661,435
                                                                                               --------------     ----------------

                                       109

                                                                                                        EQUITY INDEX
                                                                                       ---------------------------------------------
                                                                                                  FOR THE              FOR THE
                                                                                               YEAR ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $ 702,470,847        $ 678,042,470
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                 3,226,247            3,271,384
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           53,370,706           76,599,895
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                          (234,756,822)           3,959,932
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
    CURRENCY CONTRACTS                                                                                  0                    0
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              (178,159,869)          83,831,211
                                                                                            -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                    (2,681,679)            (800,901)
    CLASS B                                                                                             0                    0
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                               N/A                  N/A
    CLASS O                                                                                        (6,279)                   0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                   (64,437,359)         (24,468,798)
    CLASS B                                                                                   (10,874,638)          (3,014,572)
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                               N/A                  N/A
    CLASS O                                                                                       (86,933)                   0
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                             0                    0
    CLASS B                                                                                             0                    0
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                               N/A                  N/A
    CLASS O                                                                                             0                    0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                         23,640,613           48,788,411
   REINVESTMENT OF DIVIDENDS - CLASS A                                                         66,501,043           25,103,225
   COST OF SHARES REDEEMED - CLASS A                                                          (86,362,509)        (139,374,689)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                      3,779,147          (65,483,053)
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                         18,380,172           40,397,622
   REINVESTMENT OF DIVIDENDS - CLASS B                                                         10,441,896            2,930,535
   COST OF SHARES REDEEMED - CLASS B                                                          (15,574,287)         (18,976,214)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                     13,247,781           24,351,943
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C                                                                  N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                            N/A                  N/A
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                    N/A                  N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                    N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                      N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                                N/A                  N/A
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                            388,255           10,031,924
   REINVESTMENT OF DIVIDENDS - CLASS O                                                             92,951                    0
   COST OF SHARES REDEEMED - CLASS O                                                           (9,521,836)             (19,377)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                     (9,040,630)          10,012,547
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        (248,260,459)          24,428,377
                                                                                            -------------        -------------
NET ASSETS:

ENDING NET ASSETS                                                                           $ 454,210,388        $ 702,470,847
                                                                                            -------------        -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                          347,517              580,706
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                           936,512              298,520
   SHARES REDEEMED - CLASS A                                                                   (1,278,744)          (1,649,480)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             5,285             (770,254)
                                                                                            -------------        -------------
   SHARES SOLD - CLASS B                                                                          275,863              480,807
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                           147,568               34,781
   SHARES REDEEMED - CLASS B                                                                     (241,350)            (224,994)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                           182,081              290,594
                                                                                            -------------        -------------
   SHARES SOLD - CLASS C                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                  N/A
   SHARES REDEEMED - CLASS C                                                                          N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                               N/A                  N/A
                                                                                            -------------        -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                   N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                              N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                   N/A                  N/A
                                                                                            -------------        -------------
   SHARES SOLD - CLASS O                                                                            5,775              117,127
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                             1,278                    0
   SHARES REDEEMED - CLASS O                                                                     (118,524)                (218)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                          (111,471)             116,909
                                                                                            -------------        -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $   3,001,890        $   2,463,601
                                                                                            -------------        -------------

                                       110

                                                                                                          EQUITY VALUE
                                                                                         ------------------------------------------
                                                                                                    FOR THE               FOR THE
                                                                                                 YEAR ENDED            YEAR ENDED
                                                                                         SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                                                         ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                        $140,681,392          $214,323,605
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                      65,328               349,493
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS             12,826,484            18,728,410
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                             (33,344,851)              821,226
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
    CURRENCY CONTRACTS                                                                                    0                     0
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (20,453,039)           19,899,129
                                                                                               ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                               0               (49,975)
    CLASS B                                                                                               0                     0
    CLASS C                                                                                               0                     0
    INSTITUTIONAL CLASS                                                                                   0              (297,172)
    CLASS O                                                                                             N/A                   N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                      (3,250,559)           (4,529,283)
    CLASS B                                                                                      (5,990,927)           (8,583,570)
    CLASS C                                                                                         (82,879)             (132,979)
    INSTITUTIONAL CLASS                                                                          (8,994,941)          (18,332,235)
    CLASS O                                                                                             N/A                   N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                               0                     0
    CLASS B                                                                                               0                     0
    CLASS C                                                                                               0                     0
    INSTITUTIONAL CLASS                                                                                   0                     0
    CLASS O                                                                                             N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            2,187,342             1,807,838
   REINVESTMENT OF DIVIDENDS - CLASS A                                                            3,091,093             4,291,930
   COST OF SHARES REDEEMED - CLASS A                                                             (4,574,649)          (11,840,226)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                          703,786            (5,740,458)
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            3,470,105             2,933,271
   REINVESTMENT OF DIVIDENDS - CLASS B                                                            5,916,148             8,492,555
   COST OF SHARES REDEEMED - CLASS B                                                             (7,186,450)          (21,291,312)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                        2,199,803            (9,865,486)
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                              380,623                96,346
   REINVESTMENT OF DIVIDENDS - CLASS C                                                               74,817               122,175
   COST OF SHARES REDEEMED - CLASS C                                                               (135,123)             (450,925)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                          320,317              (232,404)
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                               17,904,086             6,343,404
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                7,528,780            15,073,176
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                (25,729,289)          (67,194,360)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                             (296,423)          (45,777,780)
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                   N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                   N/A
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
CLASS O                                                                                                 N/A                   N/A
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           (35,844,862)          (73,642,213)
                                                                                               ------------          ------------
NET ASSETS:

ENDING NET ASSETS                                                                              $104,836,530          $140,681,392
                                                                                               ------------          ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                            190,085               139,461
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                             268,791               339,476
   SHARES REDEEMED - CLASS A                                                                       (396,345)             (887,286)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              62,531              (408,349)
                                                                                               ------------          ------------
   SHARES SOLD - CLASS B                                                                            382,749               275,143
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                             632,067               820,265
   SHARES REDEEMED - CLASS B                                                                       (774,375)           (1,960,702)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             240,441              (865,294)
                                                                                               ------------          ------------
   SHARES SOLD - CLASS C                                                                             41,415                 8,893
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               7,993                11,804
   SHARES REDEEMED - CLASS C                                                                        (14,490)              (41,960)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                              34,918               (21,263)
                                                                                               ------------          ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                              1,626,933               471,033
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                 654,676             1,193,200
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (2,247,734)           (5,141,894)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                  33,875            (3,477,661)
                                                                                               ------------          ------------
   SHARES SOLD - CLASS O                                                                                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                 N/A                   N/A
   SHARES REDEEMED - CLASS O                                                                            N/A                   N/A
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                   N/A
                                                                                               ------------          ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                          $     64,751          $       (577)
                                                                                               ------------          ------------

                                                                                                             GROWTH
                                                                                         -------------------------------------------
                                                                                                    FOR THE               FOR THE
                                                                                                 YEAR ENDED            YEAR ENDED
                                                                                         SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                                                         -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $ 433,032,630        $ 393,631,019
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                  (657,387)          (1,452,527)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (39,985,040)          93,817,675
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                          (141,125,776)         (28,751,547)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
    CURRENCY CONTRACTS                                                                                  0                    0
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             (181,768,203)           63,613,601
                                                                                          ----------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                             0                    0
    CLASS B                                                                                             0                    0
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0
    CLASS O                                                                                           N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                   (54,527,708)         (41,351,152)
    CLASS B                                                                                   (11,914,966)          (8,082,200)
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                        (9,369,980)          (2,317,941)
    CLASS O                                                                                           N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                             0                    0
    CLASS B                                                                                             0                    0
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0
    CLASS O                                                                                           N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                         24,519,439(3)        34,010,891(4)
   REINVESTMENT OF DIVIDENDS - CLASS A                                                         53,620,950           40,730,919
   COST OF SHARES REDEEMED - CLASS A                                                          (54,771,487)         (83,042,476)
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                     23,368,902           (8,300,666)
                                                                                          ----------------      --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                          4,779,391           13,859,024(4)
   REINVESTMENT OF DIVIDENDS - CLASS B                                                         11,754,962            7,997,501
   COST OF SHARES REDEEMED - CLASS B                                                          (14,104,018)         (14,064,298)
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                      2,430,335            7,792,227
                                                                                          ----------------      --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C                                                                  N/A                  N/A
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                            N/A                  N/A

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                            243,545,443(3)       132,163,661(4)(5)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                              5,473,304            1,401,843
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                              (82,347,525)        (105,517,762)
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                        166,671,222           28,047,742
                                                                                          ----------------      --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                                  N/A                  N/A
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                            N/A                  N/A
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        (65,110,398)           39,401,611
                                                                                          ----------------      --------------
NET ASSETS:

ENDING NET ASSETS                                                                           $ 367,922,232        $ 433,032,630
                                                                                          ----------------      --------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                        1,729,110(3)         1,549,543(4)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                         3,212,754            1,945,125
   SHARES REDEEMED - CLASS A                                                                   (3,579,321)          (3,656,769)
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                         1,362,543             (162,101)
                                                                                          ----------------      --------------
   SHARES SOLD - CLASS B                                                                          453,486              904,745(4)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                         1,008,144              542,203
   SHARES REDEEMED - CLASS B                                                                   (1,308,189)            (879,559)
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                           153,441              567,389
                                                                                          ----------------      --------------
   SHARES SOLD - CLASS C                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                  N/A
   SHARES REDEEMED - CLASS C                                                                          N/A                  N/A
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                              N/A                   N/A
                                                                                          ----------------      --------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                           14,167,113(3)         5,279,130(4)(5)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                               279,108               57,078
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (4,981,401)          (4,031,149)
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                             9,464,820            1,305,059
                                                                                          ----------------      --------------
   SHARES SOLD - CLASS O                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                          N/A                  N/A
                                                                                          ----------------      --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                               N/A                  N/A
                                                                                          ----------------      --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $           0        $           0
                                                                                          ----------------      --------------

                                                                                                       GROWTH EQUITY
                                                                                       ----------------------------------------
                                                                                                  FOR THE              FOR THE
                                                                                               YEAR ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                                                                       ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                   $ 796,263,304        $ 687,495,546
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                (696,889)          (2,130,806)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         19,774,993          114,185,585
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                        (234,336,960)          57,656,212
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
    CURRENCY CONTRACTS                                                                                0                    0
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            (215,258,856)         169,710,991
                                                                                          -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                           0                    0
    CLASS B                                                                                           0                    0
    CLASS C                                                                                           0                    0
    INSTITUTIONAL CLASS                                                                               0                    0
    CLASS O                                                                                         N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                  (2,707,644)          (2,574,817)
    CLASS B                                                                                  (3,977,419)          (3,092,032)
    CLASS C                                                                                    (355,351)             (89,230)
    INSTITUTIONAL CLASS                                                                    (111,238,770)         (95,616,301)
    CLASS O                                                                                         N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                           0                    0
    CLASS B                                                                                           0                    0
    CLASS C                                                                                           0                    0
    INSTITUTIONAL CLASS                                                                               0                    0
    CLASS O                                                                                         N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                        6,713,812           88,141,302
   REINVESTMENT OF DIVIDENDS - CLASS A                                                        2,684,421            2,570,732
   COST OF SHARES REDEEMED - CLASS A                                                         (6,828,216)         (99,537,405)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                    2,570,017           (8,825,371)
                                                                                          -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                        2,372,171            3,936,622
   REINVESTMENT OF DIVIDENDS - CLASS B                                                        3,907,145            3,034,802
   COST OF SHARES REDEEMED - CLASS B                                                         (2,715,281)          (2,732,782)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                    3,564,035            4,238,642
                                                                                          -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                          726,459            2,410,848
   REINVESTMENT OF DIVIDENDS - CLASS C                                                          355,299               89,222
   COST OF SHARES REDEEMED - CLASS C                                                           (468,852)            (625,238)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                      612,906            1,874,832
                                                                                          -------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                           61,418,329          108,338,934
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                          110,486,227           95,133,622
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                           (133,754,876)        (160,331,512)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                       38,149,680           43,141,044
                                                                                          -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                              N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                              N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                                N/A                  N/A
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                          N/A                  N/A
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                      (288,641,402)         108,767,758
                                                                                          -------------        -------------
NET ASSETS:

ENDING NET ASSETS                                                                         $ 507,621,902        $ 796,263,304
                                                                                          -------------        -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                        228,434            2,263,222
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                          82,699               70,450
   SHARES REDEEMED - CLASS A                                                                   (232,962)          (2,534,203)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                          78,171             (200,531)
                                                                                          -------------        -------------
   SHARES SOLD - CLASS B                                                                         80,361              103,596
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                         125,875               85,705
   SHARES REDEEMED - CLASS B                                                                    (95,918)             (70,997)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                         110,318              118,304
                                                                                          -------------        -------------
   SHARES SOLD - CLASS C                                                                         24,735               60,777
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                          11,055                2,448
   SHARES REDEEMED - CLASS C                                                                    (15,757)             (15,365)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                          20,033               47,860
                                                                                          -------------        -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                          1,983,244            2,748,650
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                           3,392,270            2,606,401
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                     (4,327,920)          (4,062,523)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                           1,047,594            1,292,528
                                                                                          -------------        -------------
   SHARES SOLD - CLASS O                                                                            N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                             N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                        N/A                  N/A
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                             N/A                  N/A
                                                                                          -------------        -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $   1,081,494        $  (1,460,762)
                                                                                          -------------        -------------

                                       111

                                                                                                            INDEX
                                                                                       ---------------------------------------
                                                                                                  FOR THE              FOR THE
                                                                                               YEAR ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $ 982,974,516        $ 813,861,358
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                 9,673,040            9,794,445
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (10,597,296)          28,768,486
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                          (263,871,358)          70,683,861
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                           0                    0
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              (264,795,614)         109,246,792

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                       (10,132,398)          (4,724,090)
    CLASS O                                                                                           N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                       (28,690,172)          (9,975,644)
    CLASS O                                                                                           N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0
    CLASS O                                                                                           N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A                                                                  N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                            N/A                  N/A
                                                                                            -------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B                                                                  N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                            N/A                  N/A
                                                                                            -------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C                                                                  N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                            N/A                  N/A
                                                                                            -------------        --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                            226,097,002          315,030,416
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                             31,487,531           12,280,133
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                             (203,560,817)        (252,744,449)
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                    54,023,716           74,566,100
                                                                                            -------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                                  N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                            N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        (249,594,468)         169,113,158
                                                                                            -------------        --------------
NET ASSETS:

ENDING NET ASSETS                                                                           $ 733,380,048        $ 982,974,516
                                                                                            -------------        --------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                               N/A                  N/A
   SHARES REDEEMED - CLASS A                                                                          N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                               N/A                  N/A
                                                                                            -------------        --------------
   SHARES SOLD - CLASS B                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                               N/A                  N/A
   SHARES REDEEMED - CLASS B                                                                          N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                               N/A                  N/A
                                                                                            -------------        --------------
   SHARES SOLD - CLASS C                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                  N/A
   SHARES REDEEMED - CLASS C                                                                          N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                               N/A                  N/A

   SHARES SOLD - INSTITUTIONAL CLASS                                                            4,465,709            5,343,777
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                               582,531              207,645
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (4,044,103)          (4,256,485)
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                             1,004,137            1,294,937
                                                                                            -------------        --------------
   SHARES SOLD - CLASS O                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                          N/A                  N/A
                                                                                            -------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                               N/A                  N/A
                                                                                            -------------        --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $   8,226,253        $   8,685,611
                                                                                            -------------        --------------

                                       112

                                                                                                        INTERNATIONAL
                                                                                        --------------------------------------
                                                                                                   FOR THE             FOR THE
                                                                                                YEAR ENDED          YEAR ENDED
                                                                                        SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                                                        --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                      $293,936,335        $ 279,133,783
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                   575,716             (230,645)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (19,017,395)          66,206,018
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                           (57,165,232)         (18,910,739)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                           0                    0
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               (75,606,911)          47,064,634
                                                                                            --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                             0                    0
    CLASS B                                                                                             0                    0
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                          (726,655)                   0
    CLASS O                                                                                           N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                      (549,069)            (339,005)
    CLASS B                                                                                      (645,017)            (214,671)
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                       (52,250,303)         (27,284,142)
    CLASS O                                                                                           N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                             0                    0
    CLASS B                                                                                             0                    0
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0
    CLASS O                                                                                           N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                         11,994,727           29,762,238
   REINVESTMENT OF DIVIDENDS - CLASS A                                                            506,064              338,850
   COST OF SHARES REDEEMED - CLASS A                                                          (13,868,971)         (28,317,461)
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                     (1,368,180)           1,783,627
                                                                                            --------------       --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            554,821            1,449,345
   REINVESTMENT OF DIVIDENDS - CLASS B                                                            638,995              210,493
   COST OF SHARES REDEEMED - CLASS B                                                             (523,798)            (414,579)
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                        670,018            1,245,259
                                                                                            --------------       --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C                                                                  N/A                  N/A
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                            N/A                  N/A
                                                                                            --------------       --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                             49,295,777          137,444,484
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                             44,229,991           21,473,616
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                              (59,394,105)        (166,371,250)
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                    34,131,663           (7,453,150)
                                                                                            --------------       --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                                  N/A                  N/A
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                            N/A                  N/A
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                         (96,344,454)          14,802,552
                                                                                            --------------       --------------
NET ASSETS:

ENDING NET ASSETS                                                                           $ 197,591,881        $ 293,936,335
                                                                                            --------------       --------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                          577,541            1,124,606
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                            24,674               13,441
   SHARES REDEEMED - CLASS A                                                                     (634,176)          (1,054,112)
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                           (31,961)              83,935
                                                                                            --------------       --------------
   SHARES SOLD - CLASS B                                                                           28,909               55,516
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                            31,966                8,439
   SHARES REDEEMED - CLASS B                                                                      (27,788)             (16,204)
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                            33,087               47,751
                                                                                            --------------       --------------
   SHARES SOLD - CLASS C                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                  N/A
   SHARES REDEEMED - CLASS C                                                                          N/A                  N/A
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                               N/A                  N/A
                                                                                            --------------       --------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                            2,759,315            5,212,047
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                             2,154,882              850,777
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (2,988,968)          (6,262,701)
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                             1,925,229             (199,877)
                                                                                            --------------       --------------
   SHARES SOLD - CLASS O                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                          N/A                  N/A
                                                                                            --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                               N/A                  N/A
                                                                                            --------------       --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $   6,736,599        $     (82,665)
                                                                                            --------------       --------------

                                                                                                   INTERNATIONAL EQUITY
                                                                                      ----------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                              YEAR ENDED           YEAR ENDED
                                                                                      SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                                                                      ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $231,931,378        $ 74,363,026
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                    (250)           (547,768)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         (9,981,552)          4,923,939
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                         (64,868,722)           (838,859)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                    18,056                   0
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             (74,832,468)          3,537,312
                                                                                           -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                           0            (396,530)
    CLASS B                                                                                           0            (206,448)
    CLASS C                                                                                           0              (5,183)
    INSTITUTIONAL CLASS                                                                               0             (48,068)
    CLASS O                                                                                         N/A                 N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                    (908,958)           (249,256)
    CLASS B                                                                                  (1,295,588)           (252,214)
    CLASS C                                                                                     (63,696)             (4,434)
    INSTITUTIONAL CLASS                                                                      (2,671,108)            (29,589)
    CLASS O                                                                                         N/A                 N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                           0                   0
    CLASS B                                                                                           0                   0
    CLASS C                                                                                           0                   0
    INSTITUTIONAL CLASS                                                                               0                   0
    CLASS O                                                                                         N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                       65,605,066          48,002,630
   REINVESTMENT OF DIVIDENDS - CLASS A                                                          700,782             447,162
   COST OF SHARES REDEEMED - CLASS A                                                        (65,857,050)        (47,268,538)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                      448,798           1,181,254
                                                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                        7,497,351          23,841,750
   REINVESTMENT OF DIVIDENDS - CLASS B                                                        1,248,845             443,992
   COST OF SHARES REDEEMED - CLASS B                                                        (10,708,144)         (5,259,990)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                   (1,961,948)          19,025,752
                                                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                        4,387,745           2,803,962
   REINVESTMENT OF DIVIDENDS - CLASS C                                                           59,828               8,916
   COST OF SHARES REDEEMED - CLASS C                                                         (3,469,068)           (561,691)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                      978,505           2,251,187
                                                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                           95,923,764         139,790,224
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                            1,820,178              47,829
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                            (66,019,966)         (7,073,484)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                  31,723,976         132,764,569
                                                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                              N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS O                                                                N/A                 N/A
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                          N/A                 N/A
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                       (48,582,487)        157,568,352
                                                                                           -------------       -------------
NET ASSETS:

ENDING NET ASSETS                                                                          $183,348,891        $231,931,378
                                                                                           -------------       -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                      5,131,843           2,990,515
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                          49,040              28,301
   SHARES REDEEMED - CLASS A                                                                 (5,118,597)         (2,970,663)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                          62,286              48,153
                                                                                           -------------       -------------
   SHARES SOLD - CLASS B                                                                        560,920           1,482,190
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                          88,949              28,388
   SHARES REDEEMED - CLASS B                                                                   (840,170)           (331,718)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                        (190,301)          1,178,860
                                                                                           -------------       -------------
   SHARES SOLD - CLASS C                                                                        353,842             172,114
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                           4,267                 571
   SHARES REDEEMED - CLASS C                                                                   (284,681)            (35,609)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                          73,428             137,076
                                                                                           -------------       -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                          7,191,041           8,510,421
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                             127,911               3,047
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                     (4,998,810)           (445,021)
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                           2,320,142           8,068,447
                                                                                           -------------       -------------
   SHARES SOLD - CLASS O                                                                            N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                             N/A                 N/A
   SHARES REDEEMED - CLASS O                                                                        N/A                 N/A
                                                                                           -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                             N/A                 N/A
                                                                                           -------------       -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                      $          0        $          0
                                                                                           -------------       -------------

                                                                                            LARGE CAP
                                                                                        APPRECIATION (6)
                                                                                       ------------------
                                                                                              FOR THE ONE
                                                                                              MONTH ENDED
                                                                                       SEPTEMBER 30, 2001
                                                                                       ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                       $      0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                     16
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS              (578)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                169
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                        0
                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   (393)
                                                                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                          0
    CLASS B                                                                                          0
    CLASS C                                                                                          0
    INSTITUTIONAL CLASS                                                                              0
    CLASS O                                                                                        N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                          0
    CLASS B                                                                                          0
    CLASS C                                                                                          0
    INSTITUTIONAL CLASS                                                                              0
    CLASS O                                                                                        N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                          0
    CLASS B                                                                                          0
    CLASS C                                                                                          0
    INSTITUTIONAL CLASS                                                                              0
    CLASS O                                                                                        N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                          40,914
   REINVESTMENT OF DIVIDENDS - CLASS A                                                               0
   COST OF SHARES REDEEMED - CLASS A                                                                 0
                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                      40,914
                                                                                              -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                          99,647
   REINVESTMENT OF DIVIDENDS - CLASS B                                                               0
   COST OF SHARES REDEEMED - CLASS B                                                            (8,518)
                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                      91,129
                                                                                              -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                          25,868
   REINVESTMENT OF DIVIDENDS - CLASS C                                                               0
   COST OF SHARES REDEEMED - CLASS C                                                                 0
                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                      25,868
                                                                                              -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                              10,000
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                     0
                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                     10,000
                                                                                              -----------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                             N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                             N/A
   COST OF SHARES REDEEMED - CLASS O                                                               N/A
                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                         N/A
                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                          167,518
                                                                                              -----------
NET ASSETS:

ENDING NET ASSETS                                                                             $167,518
                                                                                              -----------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                         4,297
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              0
   SHARES REDEEMED - CLASS A                                                                         0
                                                                                              -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                          4,297
                                                                                              -----------
   SHARES SOLD - CLASS B                                                                        10,499
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                              0
   SHARES REDEEMED - CLASS B                                                                      (903)
                                                                                              -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                          9,596
                                                                                              -----------
   SHARES SOLD - CLASS C                                                                         2,695
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                              0
   SHARES REDEEMED - CLASS C                                                                         0
                                                                                              -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                          2,695
                                                                                              -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                                             1,000
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                  0
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                             0
                                                                                              -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                              1,000
                                                                                              -----------
   SHARES SOLD - CLASS O                                                                           N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                            N/A
   SHARES REDEEMED - CLASS O                                                                       N/A
                                                                                              -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                            N/A
                                                                                              -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                         $     16
                                                                                              -----------

                                                                                                LARGE COMPANY GROWTH
                                                                                     --------------------------------------
                                                                                                FOR THE             FOR THE
                                                                                             YEAR ENDED          YEAR ENDED
                                                                                     SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                                                     --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                $ 2,323,756,671       $1,192,183,731
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                            (13,660,068)         (13,250,452)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS       (46,283,348)          27,782,601
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                       (951,417,071)         403,688,896
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                        0                    0
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         (1,011,360,487)         418,221,045
                                                                                       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                          0                    0
    CLASS B                                                                                          0                    0
    CLASS C                                                                                          0                    0
    INSTITUTIONAL CLASS                                                                              0                    0
    CLASS O                                                                                        N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                 (3,583,767)          (5,218,477)
    CLASS B                                                                                 (5,950,162)          (6,525,128)
    CLASS C                                                                                   (364,969)             (42,228)
    INSTITUTIONAL CLASS                                                                    (19,794,153)         (24,942,890)
    CLASS O                                                                                        N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                   (151,261)                   0
    CLASS B                                                                                   (251,140)                   0
    CLASS C                                                                                    (15,414)                   0
    INSTITUTIONAL CLASS                                                                       (835,379)                   0
    CLASS O                                                                                        N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                     129,074,571          230,697,544
   REINVESTMENT OF DIVIDENDS - CLASS A                                                       3,574,082            5,051,195
   COST OF SHARES REDEEMED - CLASS A                                                      (103,718,150)        (180,287,502)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
CLASS A                                                                                     28,930,503           55,461,237
                                                                                       ---------------       ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                     111,502,061          227,040,879
   REINVESTMENT OF DIVIDENDS - CLASS B                                                       6,007,966            6,358,031
   COST OF SHARES REDEEMED - CLASS B                                                       (61,921,714)         (36,739,765)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                  55,588,313          196,659,145

   PROCEEDS FROM SHARES SOLD - CLASS C                                                      22,868,408           26,702,974
   REINVESTMENT OF DIVIDENDS - CLASS C                                                         327,793               44,617
   COST OF SHARES REDEEMED - CLASS C                                                        (6,523,034)          (1,642,772)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                  16,673,167            25,104,819

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                         475,917,042          673,807,270
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                          17,083,535           20,014,276
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                          (271,627,100)        (220,966,129)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                221,373,477          472,855,417
                                                                                       ---------------       ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                             N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                             N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                               N/A                  N/A
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS O                                                                                         N/A                  N/A
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                                     (719,741,272)       1,131,572,940
                                                                                       ---------------       ---------------
NET ASSETS:

ENDING NET ASSETS                                                                      $ 1,604,015,399       $2,323,756,671
                                                                                       ---------------       ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                     2,122,072            3,253,314
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                         50,496               74,335
   SHARES REDEEMED - CLASS A                                                                (1,679,120)          (2,535,649)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                        493,448              792,000
                                                                                       ---------------       ---------------
   SHARES SOLD - CLASS B                                                                     1,945,338            3,359,271
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                         91,459              100,178
   SHARES REDEEMED - CLASS B                                                                (1,183,956)            (548,136)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                        852,841            2,911,313
                                                                                       ---------------       ---------------
   SHARES SOLD - CLASS C                                                                       416,088              387,340
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                          4,985                  702
   SHARES REDEEMED - CLASS C                                                                  (125,967)             (23,499)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                        295,106              364,543
                                                                                       ---------------       ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                         8,369,740            9,929,531
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                            256,202              313,017
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                    (4,939,390)          (3,258,901)
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                          3,686,552            6,983,647
                                                                                       ---------------       ---------------
   SHARES SOLD - CLASS O                                                                           N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                            N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                       N/A                  N/A
                                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                            N/A                  N/A
                                                                                       ---------------       ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                  $    (4,453,342)      $   (5,916,999)
                                                                                       ---------------       ---------------

                                       113

                                                                                     MID CAP GROWTH (7)
                                                                                    -------------------
                                                                                               FOR THE
                                                                                          PERIOD ENDED
                                                                                    SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $         0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                               (126,449)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS                                                                            (4,528,380)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
    AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                         (2,687,967)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
    FOREIGN CURRENCY CONTRACTS                                                                       0
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             (7,342,796)
                                                                                           -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                          0
    CLASS B                                                                                          0
    CLASS C                                                                                          0
    INSTITUTIONAL CLASS                                                                              0
    CLASS O                                                                                        N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                          0
    CLASS B                                                                                          0
    CLASS C                                                                                          0
    INSTITUTIONAL CLASS                                                                              0
    CLASS O                                                                                        N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                          0
    CLASS B                                                                                          0
    CLASS C                                                                                          0
    INSTITUTIONAL CLASS                                                                              0
    CLASS O                                                                                        N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                       8,918,800
   REINVESTMENT OF DIVIDENDS - CLASS A                                                               0
   COST OF SHARES REDEEMED - CLASS A                                                        (1,823,482)
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                                              7,095,318
                                                                                           -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                       9,401,199
   REINVESTMENT OF DIVIDENDS - CLASS B                                                               0
   COST OF SHARES REDEEMED - CLASS B                                                        (1,203,105)
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                                    8,198,094
                                                                                           -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                       1,239,792
   REINVESTMENT OF DIVIDENDS - CLASS C                                                               0
   COST OF SHARES REDEEMED - CLASS C                                                          (192,363)
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                                    1,047,429
                                                                                           -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                   0
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                     0
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                                0
                                                                                           -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                             N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                             N/A
   COST OF SHARES REDEEMED - CLASS O                                                               N/A
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS O                                                                          N/A
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        8,998,045
                                                                                           -------------
NET ASSETS:

ENDING NET ASSETS                                                                          $ 8,998,045
                                                                                           -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                     1,185,957
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              0
   SHARES REDEEMED - CLASS A                                                                  (307,452)
                                                                                           -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                        878,505
                                                                                           -------------
   SHARES SOLD - CLASS B                                                                     1,195,191
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                              0
   SHARES REDEEMED - CLASS B                                                                  (182,226)
                                                                                           -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                      1,012,965
                                                                                           -------------
   SHARES SOLD - CLASS C                                                                       162,861
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                              0
   SHARES REDEEMED - CLASS C                                                                   (26,019)
                                                                                           -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                        136,842
                                                                                           -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                           N/A
                                                                                           -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                N/A
                                                                                           -------------
   SHARES SOLD - CLASS O                                                                           N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                            N/A
   SHARES REDEEMED - CLASS O                                                                       N/A
                                                                                           -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                            N/A
                                                                                           -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                      $         0
                                                                                           -------------

                                                                                              SMALL CAP GROWTH
                                                                                 -----------------------------------------
                                                                                            FOR THE               FOR THE
                                                                                         YEAR ENDED            YEAR ENDED
                                                                                 SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                                                 ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                             $ 534,016,579       $   59,113,644
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                        (3,506,267)          (3,677,935)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS                                                                     (216,319,432)         121,458,345
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
    AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                  (121,774,574)          18,973,273
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
    FOREIGN CURRENCY CONTRACTS                                                                  0                    0
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (341,600,273)         136,753,683
                                                                                    -------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                     0                    0
    CLASS B                                                                                     0                    0
    CLASS C                                                                                   N/A                    0
    INSTITUTIONAL CLASS                                                                         0                    0
    CLASS O                                                                                   N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                           (37,589,825)          (1,617,411)
    CLASS B                                                                           (20,570,278)          (1,864,340)
    CLASS C                                                                            (5,138,754)            (161,064)
    INSTITUTIONAL CLASS                                                               (35,577,479)          (2,224,444)
    CLASS O                                                                                   N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                     0                    0
    CLASS B                                                                                     0                    0
    CLASS C                                                                                     0                    0
    INSTITUTIONAL CLASS                                                                         0                    0
    CLASS O                                                                                   N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                110,438,355          358,534,063(8)
   REINVESTMENT OF DIVIDENDS - CLASS A                                                 33,883,919            1,418,980
   COST OF SHARES REDEEMED - CLASS A                                                  (82,452,176)        (237,606,827)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                                        61,870,098          122,346,216
                                                                                    -------------       --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                 15,635,317           81,724,758(8)
   REINVESTMENT OF DIVIDENDS - CLASS B                                                 19,968,885            1,836,789
   COST OF SHARES REDEEMED - CLASS B                                                  (16,399,020)         (13,137,728)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                              19,205,182           70,423,819
                                                                                    -------------       --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                  5,543,187           26,227,096(8)
   REINVESTMENT OF DIVIDENDS - CLASS C                                                  3,081,051               69,465
   COST OF SHARES REDEEMED - CLASS C                                                   (3,783,127)          (7,211,796)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                               4,841,111           19,084,765
                                                                                    -------------       --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                    126,452,191          176,348,096(8)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                     26,580,152            1,828,563
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                      (78,972,882)         (46,014,948)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                  74,059,461          132,161,711
                                                                                    -------------       --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                        N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                        N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                          N/A                  N/A
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS O                                                                     N/A                  N/A
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                (280,500,757)         474,902,935
                                                                                    -------------       --------------
NET ASSETS:

ENDING NET ASSETS                                                                   $ 253,515,822       $  534,016,579
                                                                                    -------------       --------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                5,995,549            9,869,645(8)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                 1,359,708               51,171
   SHARES REDEEMED - CLASS A                                                           (4,376,560)          (5,883,452)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                 2,978,697            4,037,364
                                                                                    -------------       --------------
   SHARES SOLD - CLASS B                                                                  721,105            2,294,974(8)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                   824,479               67,578
   SHARES REDEEMED - CLASS B                                                             (789,909)            (337,782)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                   755,675            2,024,770
                                                                                    -------------       --------------
   SHARES SOLD - CLASS C                                                                  253,274              788,541(8)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                   127,264                2,557
   SHARES REDEEMED - CLASS C                                                             (192,724)            (195,364)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                   187,814              595,734
                                                                                    -------------       --------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                    5,690,649            4,401,114(8)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                     1,047,700               64,843
   SHARES REDEEMED - INSTITUTIONAL CLASS                                               (3,782,857)          (1,083,458)
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                     2,955,492            3,382,499
                                                                                    -------------       --------------
   SHARES SOLD - CLASS O                                                                      N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                       N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                  N/A                  N/A
                                                                                    -------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                       N/A                  N/A
                                                                                    -------------       --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                               $           0       $            0
                                                                                    -------------       --------------

                                                                                          SMALL CAP OPPORTUNITIES
                                                                                -----------------------------------------
                                                                                           FOR THE               FOR THE
                                                                                        YEAR ENDED            YEAR ENDED
                                                                                SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                                                -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                              $282,213,730            $207,004,973
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                        (1,127,101)             (1,095,849)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS                                                                       19,032,922              40,871,443
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
    AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                   (31,282,740)             46,369,927
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
    FOREIGN CURRENCY CONTRACTS                                                                  0                       0
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       (13,376,919)             86,145,521
                                                                                     ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                     0                       0
    CLASS B                                                                                     0                       0
    CLASS C                                                                                   N/A                     N/A
    INSTITUTIONAL CLASS                                                                         0                       0
    CLASS O                                                                                   N/A                     N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                              (408,800)                      0
    CLASS B                                                                              (471,031)                      0
    CLASS C                                                                                   N/A                     N/A
    INSTITUTIONAL CLASS                                                               (22,376,485)                      0
    CLASS O                                                                                   N/A                     N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                     0                       0
    CLASS B                                                                                     0                       0
    CLASS C                                                                                   N/A                     N/A
    INSTITUTIONAL CLASS                                                                         0                       0
    CLASS O                                                                                   N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                  1,113,192               2,332,173
   REINVESTMENT OF DIVIDENDS - CLASS A                                                    391,716                       0
   COST OF SHARES REDEEMED - CLASS A                                                   (1,070,362)             (7,938,758)
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                                           434,546              (5,606,585)
                                                                                     ------------            ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                    731,270                 738,814
   REINVESTMENT OF DIVIDENDS - CLASS B                                                    467,575                       0
   COST OF SHARES REDEEMED - CLASS B                                                     (642,919)             (1,133,613)
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                                 555,926                (394,799)
                                                                                     ------------            ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                        N/A                     N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                        N/A                     N/A
   COST OF SHARES REDEEMED - CLASS C                                                          N/A                     N/A
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                                     N/A                     N/A
                                                                                     ------------            ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                     97,824,938              84,398,617
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                     19,534,084                       0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                      (70,780,499)            (89,333,997)
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                  46,578,523              (4,935,380)
                                                                                     ------------            ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                        N/A                     N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                        N/A                     N/A
   COST OF SHARES REDEEMED - CLASS O                                                          N/A                     N/A
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS O                                                                        N/A                     N/A
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  10,935,760              75,208,757
                                                                                     ------------            ------------
NET ASSETS:

ENDING NET ASSETS                                                                    $293,149,490            $282,213,730
                                                                                     ------------            ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                   40,087                  95,664
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                    14,671                       0
   SHARES REDEEMED - CLASS A                                                              (38,359)               (306,261)
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                    16,399                (210,597)
                                                                                     ------------            ------------
   SHARES SOLD - CLASS B                                                                   27,361                  30,350
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                    18,137                       0
   SHARES REDEEMED - CLASS B                                                              (24,166)                (47,128)
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                    21,332                 (16,778)
                                                                                     ------------            ------------
   SHARES SOLD - CLASS C                                                                      N/A                     N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                       N/A                     N/A
   SHARES REDEEMED - CLASS C                                                                  N/A                     N/A
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                       N/A                     N/A
                                                                                     ------------            ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                    3,458,243               3,214,995
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                       730,246                       0
   SHARES REDEEMED - INSTITUTIONAL CLASS                                               (2,574,268)             (3,665,684)
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                     1,614,221                (450,689)
                                                                                     ------------            ------------
   SHARES SOLD - CLASS O                                                                      N/A                     N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                       N/A                     N/A
   SHARES REDEEMED - CLASS O                                                                  N/A                     N/A
                                                                                     ------------            ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                       N/A                     N/A
                                                                                     ------------            ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                $          0            $          0
                                                                                     ------------            ------------

                                                                                                  SMALL CAP VALUE
                                                                                 ------------------------------------------
                                                                                            FOR THE               FOR THE
                                                                                         YEAR ENDED            YEAR ENDED
                                                                                 SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                                                -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                           $ 42,605,328               $17,404,425
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                        (26,511)                  (95,745)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS                                                                      (419,920)                1,827,017
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
    AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                 (6,835,478)               (1,709,035)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
    FOREIGN CURRENCY CONTRACTS                                                               0                         0
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     (7,281,909)                   22,237
                                                                                  ------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                N/A                       N/A
    CLASS B                                                                                N/A                       N/A
    CLASS C                                                                                N/A                       N/A
    INSTITUTIONAL CLASS                                                                      0                         0
    CLASS O                                                                                N/A                       N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                N/A                       N/A
    CLASS B                                                                                N/A                       N/A
    CLASS C                                                                                N/A                       N/A
    INSTITUTIONAL CLASS                                                                      0                         0
    CLASS O                                                                                N/A                       N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                N/A                       N/A
    CLASS B                                                                                N/A                       N/A
    CLASS C                                                                                N/A                       N/A
    INSTITUTIONAL CLASS                                                                      0                         0
    CLASS O                                                                                N/A                       N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                     N/A                       N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                     N/A                       N/A
   COST OF SHARES REDEEMED - CLASS A                                                       N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                                            N/A                       N/A
                                                                                  ------------               -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                     N/A                       N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                     N/A                       N/A
   COST OF SHARES REDEEMED - CLASS B                                                       N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B                                                                  N/A                       N/A
                                                                                  ------------               -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                     N/A                       N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                     N/A                       N/A
   COST OF SHARES REDEEMED - CLASS C                                                       N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C                                                                  N/A                       N/A
                                                                                  ------------               -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                   5,480,168                30,817,999(9)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                           0                         0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                   (21,896,560)               (5,639,333)
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                              (16,416,392)               25,178,666
                                                                                  ------------               -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                     N/A                       N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                     N/A                       N/A
   COST OF SHARES REDEEMED - CLASS O                                                       N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS O                                                                     N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN NET ASSETS                                              (23,698,301)               25,200,903
                                                                                  ------------               -------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                                                 $ 18,907,027               $42,605,328
                                                                                  ------------               -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                   N/A                       N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                    N/A                       N/A
   SHARES REDEEMED - CLASS A                                                               N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                    N/A                       N/A
                                                                                  ------------               -------------
   SHARES SOLD - CLASS B                                                                   N/A                       N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                    N/A                       N/A
   SHARES REDEEMED - CLASS B                                                               N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                    N/A                       N/A

   SHARES SOLD - CLASS C                                                                   N/A                       N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                    N/A                       N/A
   SHARES REDEEMED - CLASS C                                                               N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                    N/A                       N/A
                                                                                  ------------               -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                   559,095                 2,547,892(9)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          0                         0
   SHARES REDEEMED - INSTITUTIONAL CLASS                                            (2,272,931)                 (579,511)
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                 (1,713,836)                1,968,381
                                                                                  ------------               -------------
   SHARES SOLD - CLASS O                                                                   N/A                       N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                    N/A                       N/A
   SHARES REDEEMED - CLASS O                                                               N/A                       N/A
                                                                                  ------------               -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                    N/A                       N/A
                                                                                  ------------               -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                             $     10,402               $   (28,504)
                                                                                  ------------               -------------

                                      115

                                                                                                SMALL COMPANY GROWTH
                                                                                       ------------------------------------------
                                                                                                  FOR THE              FOR THE
                                                                                               YEAR ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $ 603,583,817        $ 515,292,247
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                (2,297,396)          (3,616,544)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (36,461,096)         140,240,856
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                           (96,601,394)          34,953,588
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                           0                    0
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              (135,359,886)         171,577,900
                                                                                            -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0
    CLASS O                                                                                           N/A                  N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                      (116,063,769)                   0
    CLASS O                                                                                           N/A                  N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                           N/A                  N/A
    CLASS B                                                                                           N/A                  N/A
    CLASS C                                                                                           N/A                  N/A
    INSTITUTIONAL CLASS                                                                                 0                    0

    CLASS O                                                                                           N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A                                                                  N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A             N/A                  N/A
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B                                                                  N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B             N/A                  N/A
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C                                                                  N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C             N/A                  N/A
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                             74,571,532          108,544,755
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                            111,392,278                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                             (106,429,369)        (191,831,085)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                    79,534,441          (83,286,330)
                                                                                            -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O                                                                  N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O             N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        (171,889,214)          88,291,570
                                                                                            -------------        -------------
NET ASSETS:

ENDING NET ASSETS                                                                           $ 431,694,603        $ 603,583,817
                                                                                            -------------        -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                               N/A                  N/A
   SHARES REDEEMED - CLASS A                                                                          N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                               N/A                  N/A
                                                                                            -------------        -------------
   SHARES SOLD - CLASS B                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                               N/A                  N/A
   SHARES REDEEMED - CLASS B                                                                          N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                               N/A                  N/A
                                                                                            -------------        -------------
   SHARES SOLD - CLASS C                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                  N/A
   SHARES REDEEMED - CLASS C                                                                          N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                               N/A                  N/A
                                                                                            -------------        -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                            2,835,000            3,127,857
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                             4,344,473                    0
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (3,978,923)          (5,527,445)
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                             3,200,550           (2,399,588)
                                                                                            -------------        -------------
   SHARES SOLD - CLASS O                                                                              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                  N/A
   SHARES REDEEMED - CLASS O                                                                          N/A                  N/A
                                                                                            -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                               N/A                  N/A
                                                                                            -------------        -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $    (791,004)       $  (1,234,095)
                                                                                            -------------        -------------

                                      116

                                                                                           SPECIALIZED HEALTH
                                                                                                SCIENCES (10)
                                                                                          -------------------
                                                                                                      FOR THE
                                                                                                 PERIOD ENDED
                                                                                           SEPTEMBER 30, 2001
                                                                                        ---------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                           $         0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                      (160,507)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                 (313,653)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                (2,224,563)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                               0
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (2,698,723)
                                                                                                  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                                 0
    CLASS B                                                                                                 0
    CLASS C                                                                                               N/A
    INSTITUTIONAL CLASS                                                                                     0
    CLASS O                                                                                               N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                                 0
    CLASS B                                                                                                 0
    CLASS C                                                                                                 0
    INSTITUTIONAL CLASS                                                                                   N/A
    CLASS O                                                                                               N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                                 0
    CLASS B                                                                                                 0
    CLASS C                                                                                                 0
    INSTITUTIONAL CLASS                                                                                   N/A
    CLASS O                                                                                               N/A

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                             14,010,348
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                      0
   COST OF SHARES REDEEMED - CLASS A                                                                 (567,308)
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A          13,443,040
                                                                                                  -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                             18,441,991
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                      0
   COST OF SHARES REDEEMED - CLASS B                                                                 (762,521)
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B          17,679,470
                                                                                                  -----------

   PROCEEDS FROM SHARES SOLD - CLASS C                                                              2,565,422
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                      0
   COST OF SHARES REDEEMED - CLASS C                                                                  (61,589)
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C           2,503,833
                                                                                                  -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                        N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                          N/A
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                               N/A
                                                                                                  -----------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                      N/A
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O                 N/A
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                              30,927,620
                                                                                                  -----------
NET ASSETS:

ENDING NET ASSETS                                                                                 $30,927,620
                                                                                                  -----------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                            1,328,046
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                     0
   SHARES REDEEMED - CLASS A                                                                          (56,326)
                                                                                                  -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             1,271,720
                                                                                                  -----------
   SHARES SOLD - CLASS B                                                                            1,765,547
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                     0
   SHARES REDEEMED - CLASS B                                                                          (75,734)
                                                                                                  -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             1,689,813
                                                                                                  -----------
   SHARES SOLD - CLASS C                                                                              241,980
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                     0
   SHARES REDEEMED - CLASS C                                                                           (6,230)
                                                                                                  -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                               235,750
                                                                                                  -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                      N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                       N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                                  N/A
                                                                                                  -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                       N/A
                                                                                                  -----------
   SHARES SOLD - CLASS O                                                                                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                   N/A
   SHARES REDEEMED - CLASS O                                                                              N/A
                                                                                                  -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                   N/A
                                                                                                  -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                             $         0
                                                                                                  -----------

                                                                                                    SPECIALIZED TECHNOLOGY (11)
                                                                                           -----------------------------------------
                                                                                                      FOR THE               FOR THE
                                                                                                   YEAR ENDED          PERIOD ENDED
                                                                                           SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                                                           -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                      $ 109,759,599           $          0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                 (1,004,015)               (22,029)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (118,746,472)              (319,303)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                             (7,648,903)               855,867
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                                                          (42)                     0
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               (127,399,432)               514,535
                                                                                             -------------           ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                              0                      0
    CLASS B                                                                                              0                      0
    CLASS C                                                                                              0                      0
    INSTITUTIONAL CLASS                                                                                N/A                    N/A
    CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                              0                      0
    CLASS B                                                                                              0                      0
    CLASS C                                                                                              0                      0
    INSTITUTIONAL CLASS                                                                                N/A                    N/A
    CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
    CLASS A                                                                                              0                      0
    CLASS B                                                                                              0                      0
    CLASS C                                                                                              0                      0
    INSTITUTIONAL CLASS                                                                                N/A                    N/A
    CLASS O                                                                                            N/A                    N/A

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                          34,819,918             42,401,812
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                   0                      0
   COST OF SHARES REDEEMED - CLASS A                                                            (8,793,897)               (51,062)
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A       26,026,021             42,350,750
                                                                                             -------------           ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                          57,384,116             52,863,784
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                   0                      0
   COST OF SHARES REDEEMED - CLASS B                                                            (9,271,254)               (36,496)
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B       48,112,862             52,827,288
                                                                                             -------------           ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                          10,730,432             14,069,571
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                   0                      0
   COST OF SHARES REDEEMED - CLASS C                                                            (2,745,043)                (2,545)
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C        7,985,389             14,067,026
                                                                                             -------------           ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                     N/A                    N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                     N/A                    N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                       N/A                    N/A
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                            N/A                    N/A
                                                                                             -------------           ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                 N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                 N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                   N/A                    N/A
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O              N/A                    N/A
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                                          (45,275,160)           109,759,599
                                                                                             -------------           ---------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                                            $  64,484,439           $109,759,599
                                                                                             -------------           ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                         5,250,100              4,219,121
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                  0                      0
   SHARES REDEEMED - CLASS A                                                                    (1,878,523)                (4,929)
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                          3,371,577              4,214,192
                                                                                             -------------           ---------------
   SHARES SOLD - CLASS B                                                                         8,164,000              5,248,052
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                  0                      0
   SHARES REDEEMED - CLASS B                                                                    (1,992,700)                (3,594)
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                          6,171,300              5,244,458
                                                                                             -------------           ---------------
   SHARES SOLD - CLASS C                                                                         1,570,842              1,402,019
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                  0                      0
   SHARES REDEEMED - CLASS C                                                                      (530,791)                  (245)
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                          1,040,051              1,401,774
                                                                                             -------------           ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                   N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                    N/A                    N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                               N/A                    N/A
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                    N/A                    N/A
                                                                                             -------------           ---------------
   SHARES SOLD - CLASS O                                                                               N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                N/A                    N/A
   SHARES REDEEMED - CLASS O                                                                           N/A                    N/A
                                                                                             -------------           ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                N/A                    N/A
                                                                                             -------------           ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                        $           0           $          0
                                                                                             -------------           ---------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS

(1) Proceeds from shares sold includes $125,869,259 for Class A shares, and Shares sold includes 2,860,665 for Class A shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund.

     Proceeds from shares sold includes $48,432,762 for Class B shares, and Shares sold includes 1,102,248 for Class B shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund.

(2) Proceeds from shares sold includes $144,393,246 for Institutional Class shares, and Shares sold includes 3,436,758 for Institutional Class shares as a result of the consolidation of the Great Plains Equity Fund.

(3) Proceeds from shares sold includes $8,963,115 for Class A shares, and Shares sold includes 615,208 for Class A shares as a result of the consolidation of the Achievement Equity Fund.

     Proceeds from shares sold includes $182,844,433 for Class I shares, and Shares sold includes 10,681,336 for Class I shares as a result of the consolidation of the Achievement Equity Fund.

(4) Proceeds from shares sold includes $15,308,519 for Class A shares, and Shares sold includes 724,149 for Class A shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund.

     Proceeds from shares sold includes $7,495,609 for Class B shares, and Shares sold includes 503,399 for Class B shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund.

     Proceeds from shares sold includes $116,058,882 for Institutional Class shares, and Shares sold includes 4,679,793 for Institutional Class shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund.

(5) Proceeds from shares sold includes $40,298,867 for Institutional Class shares, and Shares sold includes 2,340,050 for Institutional Class shares as a result of the consolidation of the Brenton Value Equity Fund.

(6)  This Fund commenced operations on August 31, 2001.

(7)  This Fund commenced operations on October 16, 2000.

(8) Proceeds from shares sold includes $4,273,417 for Class A shares, and Shares sold includes 144,763 for Class A shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund.

     Proceeds from shares sold includes $105,513,393 for Class A shares, and Shares sold includes 3,574,302 for Class A shares as a result of the consolidation of the Stagecoach Strategic Growth Fund.

     Proceeds from shares sold includes $3,012,247 for Class B shares, and Shares sold includes 104,122 for Class B shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund.

     Proceeds from shares sold includes $24,186,574 for Class B shares, and Shares sold includes 836,038 for Class B shares as a result of the consolidation of the Stagecoach Strategic Growth Fund.

     Proceeds from shares sold includes $14,373,924 for Class C shares, and Shares sold includes 497,024 for Class C shares as a result of the consolidation of the Stagecoach Strategic Growth Fund.

     Proceeds from shares sold includes $20,130,677 for Institutional Class shares, and Shares sold includes 670,576 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund.

(9) Proceeds from share sold includes $23,135,585 for Institutional Class shares, and Shares sold includes 2,117,998 for Institutional Class shares as a result of the consolidation of the Great Plains Premier Fund.

(10) This Fund commenced operations on March 30, 2001.

(11) This Fund commenced operations on September 18, 2000.

     THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                            FINANCIAL HIGHLIGHTS

                                                                                       NET REALIZED
                                                         BEGINNING            NET               AND     DIVIDENDS      DISTRIBUTIONS
                                                         NET ASSET     INVESTMENT        UNREALIZED      FROM NET        FROM NET
                                                         VALUE PER         INCOME    GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                             SHARE         (LOSS)       INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $13.37          (0.02)            (2.08)         0.00           (3.27)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $11.41           0.00              2.21          0.00           (0.25)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $11.41          (0.01)             0.01          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $10.44          (0.01)             0.98          0.00            0.00
OCTOBER 15, 1997(3) TO MAY 31, 1998                         $10.00           0.01              0.44         (0.01)           0.00

DIVERSIFIED EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $52.73           0.09            (11.70)        (0.17)          (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $48.01           0.16              7.39         (0.16)          (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $48.25           0.07             (0.31)         0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $43.06           0.08              6.29         (0.20)          (0.98)
JUNE 1, 1997 TO MAY 31, 1998                                $36.51           0.16              8.99         (0.27)          (2.33)
JUNE 1, 1996 TO MAY 31, 1997                                $30.56           0.20              6.10         (0.16)          (0.19)

CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $51.70          (0.17)           (11.50)         0.00           (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $47.33          (0.18)             7.22          0.00           (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $47.69          (0.04)            (0.32)         0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $42.69          (0.11)             6.09          0.00           (0.98)
JUNE 1, 1997 TO MAY 31, 1998                                $36.31          (0.06)             8.85         (0.08)          (2.33)
JUNE 1, 1996 TO MAY 31, 1997                                $30.54           0.03              6.00         (0.07)          (0.19)

CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $52.36          (0.16)           (11.67)         0.00           (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $47.90          (0.07)             7.20          0.00           (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $48.26           0.08             (0.44)         0.00            0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999                          $38.71           0.08             10.65         (0.20)          (0.98)

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $52.72           0.15            (11.70)        (0.17)          (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $48.00           0.18              7.37         (0.16)          (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $48.25           0.04             (0.29)         0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $43.06           0.22              6.15         (0.20)          (0.98)
JUNE 1, 1997 TO MAY 31, 1998                                $36.50           0.22              8.94         (0.27)          (2.33)
JUNE 1, 1996 TO MAY 31, 1997                                $30.55           0.25              6.05         (0.16)          (0.19)

DIVERSIFIED SMALL CAP

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $11.80           0.06             (1.49)         0.00           (0.66)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $ 9.54           0.00              2.26          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $ 9.52          (0.01)             0.03          0.00            0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999                          $ 7.77          (0.02)             1.77          0.00(8)         0.00

CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $10.99          (0.06)            (1.34)         0.00           (0.66)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $ 8.96          (0.10)             2.13          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $ 8.96          (0.03)             0.03          0.00            0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999                          $ 7.97          (0.03)             1.02          0.00            0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $11.18           0.01             (1.34)        (0.01)          (0.66)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $ 9.02           0.00              2.16          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $ 8.99          (0.01)             0.04          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $10.52           0.00             (1.53)         0.00(8)         0.00
DECEMBER 31, 1997(3) TO MAY 31, 1998                        $10.00           0.00              0.52          0.00            0.00

EQUITY INCOME

CLASS A

OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $41.28           0.36             (4.05)        (0.36)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $44.20           0.44              0.10         (0.42)          (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $46.36           0.17             (2.09)        (0.24)           0.00
JUNE 1, 1998 TO MAY 31, 1999                                $41.19           0.51              5.45         (0.53)          (0.26)
JUNE 1, 1997 TO MAY 31, 1998                                $33.16           0.52              8.77         (0.54)          (0.72)
JUNE 1, 1996 TO MAY 31, 1997                                $27.56           0.57              5.54         (0.51)           0.00

                                       120

                                                     DISTRIBUTIONS         ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      IN EXCESS OF     NET ASSETS     ----------------------------------------------
                                                          REALIZED      VALUE PER    NET INVESTMENT           NET           GROSS
                                                             GAINS          SHARE     INCOME (LOSS)      EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 8.00             (0.14)%        1.00%(4)      1.08%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $13.37             (0.02)%        1.00%(4)      1.06%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $11.41             (0.30)%        1.23%(4)      1.43%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $11.41             (0.14)%        1.25%(4)      1.45%(4)
OCTOBER 15, 1997(3) TO MAY 31, 1998                           0.00         $10.44              0.14%         1.25%(4)      2.44%(4)

DIVERSIFIED EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $36.33              0.23%         1.15%(4)      1.61%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $52.73              0.31%         1.00%(4)      1.51%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $48.01              0.45%         1.00%(4)      1.20%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $48.25              0.47%         1.00%(4)      1.22%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $43.06              0.60%         1.00%(4)      1.20%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $36.51              0.81%         1.02%(4)      1.40%(4)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $35.41             (0.52)%        1.90%(4)      2.41%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $51.70             (0.44)%        1.75%(4)      2.28%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $47.33             (0.30)%        1.75%(4)      2.20%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $47.69             (0.28)%        1.75%(4)      2.22%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $42.69             (0.15)%        1.75%(4)      2.19%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $36.31              0.09%         1.76%(4)      2.41%(4)
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $35.91             (0.52)%        1.90%(4)      2.01%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $52.36             (0.40)%        1.75%(4)      2.95%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $47.90             (0.28)%        1.75%(4)      2.63%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999                            0.00         $48.26             (0.28)%        1.75%(4)      5.15%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $36.38              0.38%         1.00%(4)      1.07%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $52.72              0.31%         1.00%(4)      1.10%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $48.00              0.44%         1.00%(4)      1.18%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $48.25              0.47%         1.00%(4)      1.17%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $43.06              0.60%         1.00%(4)      1.13%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $36.50              0.79%         1.02%(4)      1.31%(4)

DIVERSIFIED SMALL CAP

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 9.71             (0.07)%        1.40%(4)      2.01%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $11.80             (0.20)%        1.40%(4)      1.91%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $ 9.54             (0.28)%        1.40%(4)      2.56%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999                            0.00         $ 9.52             (0.22)%        1.40%(4)      2.30%(4)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 8.93             (0.82)%        2.15%(4)      2.72%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $10.99             (0.90)%        2.15%(4)      2.77%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $ 8.96             (1.14)%        2.15%(4)      4.21%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999                            0.00         $ 8.96             (0.84)%        1.99%(4)      5.63%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 9.18              0.13%         1.20%(4)      1.28%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $11.18              0.05%         1.20%(4)      1.39%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $ 9.02             (0.18)%        1.20%(4)      1.59%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $ 8.99             (0.05)%        1.20%(4)      1.65%(4)
DECEMBER 31, 1997(3) TO MAY 31, 1998                          0.00         $10.52              0.25%         1.21%(4)      2.65%(4)

EQUITY INCOME

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $37.23              0.86%         1.10%(4)      1.51%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $41.28              1.07%         1.10%(4)      1.28%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $44.20              1.12%         0.85%(4)      0.90%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $46.36              1.23%         0.85%(4)      0.93%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $41.19              1.44%         0.85%(4)      0.91%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $33.16              1.95%         0.85%         0.93%

                                                                        PORTFOLIO     NET ASSETS AT
                                                             TOTAL       TURNOVER     END OF PERIOD
                                                         RETURN(2)           RATE   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (20.71)%      181%(5)        $   18,003
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        19.65%       106%(5)        $   31,775
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00%        21%(5)        $   49,973
JUNE 1, 1998 TO MAY 31, 1999                                  9.29%        90%(5)        $   54,307
OCTOBER 15, 1997(3) TO MAY 31, 1998                           4.50%        68%(5)(6)     $   12,325

DIVERSIFIED EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (24.07)%       34%(7)        $   74,038
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        15.99%        38%(7)        $   95,646
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (0.50)%       13%(7)        $   70,624
JUNE 1, 1998 TO MAY 31, 1999                                 15.08%        35%(7)        $   69,768
JUNE 1, 1997 TO MAY 31, 1998                                 26.08%        23%(7)        $   56,350
JUNE 1, 1996 TO MAY 31, 1997                                  20.75%       48%           $   25,271
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (24.65)%       34%(7)        $  111,956
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        15.10%        38%(7)        $  143,472
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (0.75)%       13%(7)        $  113,874
JUNE 1, 1998 TO MAY 31, 1999                                 14.24%        35%(7)        $  111,106
JUNE 1, 1997 TO MAY 31, 1998                                 25.13%        23%(7)        $   81,548
JUNE 1, 1996 TO MAY 31, 1997                                 19.86%        48%           $   33,870
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (24.64)%       34%(7)        $    7,693
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        15.11%        38%(7)        $    8,526
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (0.75)%       13%(7)        $    2,018
OCTOBER 1, 1998(3) TO MAY 31, 1999                           28.02%        35%(7)        $      542
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (23.95)%       34%(7)        $1,398,810
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        15.99%        38%(7)        $1,938,206
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (0.52)%       13%(7)        $1,902,474
JUNE 1, 1998 TO MAY 31, 1999                                 15.08%        35%(7)        $1,629,191
JUNE 1, 1997 TO MAY 31, 1998                                 26.12%        23%(7)        $1,520,343
JUNE 1, 1996 TO MAY 31, 1997                                 20.76%        48%           $1,212,565

DIVERSIFIED SMALL CAP

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (12.70)%      113%(7)        $    1,719
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        23.69%       121%(7)        $      675
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.21%        39%(7)        $    1,271
OCTOBER 1, 1998(3) TO MAY 31, 1999                           22.52%       112%(7)        $    1,504
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (13.40)%      113%(7)        $      828
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        22.66%       121%(7)        $      826
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00%        39%(7)        $      557
OCTOBER 1, 1998(3) TO MAY 31, 1999                           12.42%       112%(7)        $      476
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (12.52)%      113%(7)        $  138,795
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        23.95%       121%(7)        $  115,700
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.33%        39%(7)        $   67,459
JUNE 1, 1998 TO MAY 31, 1999                                (14.54)%      112%(7)        $   60,261
DECEMBER 31, 1997(3) TO MAY 31, 1998                          5.20%        93%(7)        $   12,551

EQUITY INCOME

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        (8.97)%        3%(5)        $  165,304
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         1.17%         9%(5)        $  196,314
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (4.16)%        5%(5)        $  109,081
JUNE 1, 1998 TO MAY 31, 1999                                 14.74%         3%(5)        $  105,162
JUNE 1, 1997 TO MAY 31, 1998                                 28.64%         3%(5)        $   75,144
JUNE 1, 1996 TO MAY 31, 1997                                 22.40%         5%           $   43,708

                                       121

                                                                                       NET REALIZED
                                                         BEGINNING            NET               AND     DIVIDENDS    DISTRIBUTION
                                                         NET ASSET     INVESTMENT        UNREALIZED      FROM NET        FROM NET
                                                         VALUE PER         INCOME    GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                             SHARE         (LOSS)       INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $41.22           0.05             (4.03)        (0.06)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $44.17           0.11              0.11         (0.13)          (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $46.27           0.05             (2.08)        (0.07)           0.00
JUNE 1, 1998 TO MAY 31, 1999                                $41.12           0.19              5.45         (0.23)          (0.26)
JUNE 1, 1997 TO MAY 31, 1998                                $33.09           0.24              8.75         (0.24)          (0.72)
JUNE 1, 1996 TO MAY 31, 1997                                $27.54           0.36              5.52         (0.33)           0.00
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $42.32           0.05             (4.14)        (0.05)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $45.30           0.19              0.03         (0.16)          (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $47.49           0.08             (2.17)        (0.10)           0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999                          $37.26           0.47             10.39         (0.48)          (0.15)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $41.27           0.46             (4.05)        (0.47)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $44.19           0.52              0.12         (0.52)          (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $46.35           0.18             (2.10)        (0.24)           0.00
JUNE 1, 1998 TO MAY 31, 1999                                $41.18           0.51              5.45         (0.53)          (0.26)
JUNE 1, 1997 TO MAY 31, 1998                                $33.16           0.52              8.76         (0.54)          (0.72)
JUNE 1, 1996 TO MAY 31, 1997                                $27.56           0.56              5.55         (0.51)           0.00

EQUITY INDEX

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $84.54           0.43            (21.00)        (0.35)          (9.42)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $78.14           0.33              9.36         (0.10)          (3.19)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $64.93           0.53             16.54         (0.53)          (3.33)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $70.32           0.33             (5.39)        (0.33)           0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $49.60           0.48             22.31         (0.48)          (1.59)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $46.24           0.25              4.61         (0.25)          (1.25)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $84.06          (0.02)           (20.91)         0.00           (9.35)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $78.19          (0.16)             9.22          0.00           (3.19)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $65.03          (0.03)            16.52          0.00           (3.33)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $70.41           0.04             (5.38)        (0.04)           0.00
FEBRUARY 17, 1998(3) TO MARCH 31, 1998                      $65.18          (0.01)             5.24          0.00            0.00
O SHARES
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $85.62           3.03            (23.72)        (0.62)          (9.54)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $78.73          (0.35)            10.45          0.00           (3.21)
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999                   $78.00           0.44              0.45         (0.16)           0.00

EQUITY VALUE

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $13.52           0.03             (1.93)         0.00           (1.83)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $14.25           0.05              1.52         (0.03)          (2.27)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $14.93           0.14              0.58         (0.14)          (1.26)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $18.15           0.09             (3.22)        (0.09)           0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $14.43           0.17              5.58         (0.17)          (1.86)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $12.66           0.08              1.89         (0.08)          (0.12)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $11.02          (0.05)            (1.56)         0.00           (1.49)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $11.68          (0.03)             1.23          0.00           (1.86)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $12.23           0.02              0.48         (0.02)          (1.03)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $14.86           0.02             (2.63)        (0.02)           0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $11.81           0.05              4.57         (0.05)          (1.52)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $10.34           0.01              1.57         (0.01)          (0.10)
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $11.01          (0.02)            (1.58)         0.00           (1.49)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $11.68          (0.04)             1.23          0.00           (1.86)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $12.23           0.02              0.48         (0.02)          (1.04)
APRIL 1, 1998(3) TO SEPTEMBER 30, 1998                      $14.86           0.02             (2.63)        (0.02)           0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $13.51           0.04             (1.92)         0.00           (1.83)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $14.25           0.07              1.50         (0.04)          (2.27)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $14.92           0.15              0.59         (0.15)          (1.26)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $18.15           0.10             (3.23)        (0.10)           0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $14.43           0.20              5.58         (0.20)          (1.86)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $12.65           0.09              1.89         (0.08)          (0.12)

                                       122

                                                     DISTRIBUTIONS         ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      IN EXCESS OF     NET ASSETS     ----------------------------------------------
                                                          REALIZED      VALUE PER    NET INVESTMENT           NET           GROSS
                                                             GAINS          SHARE     INCOME (LOSS)      EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $37.18              0.12%         1.85%(4)      2.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $41.22              0.28%         1.85%(4)      2.03%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $44.17              0.37%         1.60%(4)      1.90%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $46.27              0.48%         1.60%(4)      1.94%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $41.12              0.69%         1.60%(4)      1.91%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $33.09              1.24%         1.59%         1.96%
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $38.18              0.14%         1.85%(4)      2.02%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $42.32              0.29%         1.85%(4)      1.96%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $45.30              0.42%         1.60%(4)      2.37%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999                            0.00         $47.49              0.48%         1.60%(4)      4.37%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $37.21              1.11%         0.85%(4)      0.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $41.27              1.21%         0.85%(4)      0.87%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $44.19              1.11%         0.85%(4)      0.88%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $46.35              1.23%         0.85%(4)      0.89%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $41.18              1.43%         0.85%(4)      0.86%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $33.16              1.97%         0.85%         0.90%

EQUITY INDEX

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $54.20              0.67%         0.67%         0.88%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $84.54              0.54%         0.71%         0.85%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $78.14              0.68%         0.71%         0.80%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $64.93              0.94%         0.71%         0.77%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $70.32              0.80%(9)      0.89%(9)      0.95%(9)
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $49.60              1.02%(9)      0.97%(9)      1.07%(9)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $53.78             (0.07)%        1.41%         1.63%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $84.06             (0.21)%        1.46%         1.72%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $78.19             (0.06)%        1.45%         1.61%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $65.03              0.14%         1.45%         1.58%
FEBRUARY 17, 1998(3) TO MARCH 31, 1998                        0.00         $70.41             (0.19)%        1.45%         1.64%
O SHARES
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $54.77              0.96%         0.50%         1.64%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $85.62              0.81%         0.50%         0.69%
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999                     0.00         $78.73              0.00%         0.00%         0.00%

EQUITY VALUE

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 9.79              0.23%         1.18%         1.70%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $13.52              0.32%         1.18%         1.54%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $14.25              0.85%         1.17%         1.26%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $14.93              1.06%         1.09%         1.09%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $18.15              1.03%         1.07%         1.16%
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $14.43              1.14%         1.05%         1.12%
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 7.92             (0.52)%        1.93%         2.42%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $11.02             (0.42)%        1.93%         2.34%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $11.68              0.18%         1.83%         2.02%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $12.23              0.36%         1.81%         1.81%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $14.86              0.42%         1.76%         1.83%
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $11.81              0.34%         1.70%         2.19%
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 7.92             (0.51)%        1.93%         2.70%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $11.01             (0.40)%        1.93%         2.22%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $11.67              0.18%         1.83%         2.32%
APRIL 1, 1998(3) TO SEPTEMBER 30, 1998                        0.00         $12.23              0.41%         1.83%         2.84%
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 9.80              0.42%         1.00%         1.02%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $13.51              0.51%         1.00%         1.05%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $14.25              0.96%         1.06%         1.08%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $14.92              1.17%         0.97%         0.97%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $18.15              1.18%         0.95%         0.98%
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $14.43              1.25%         0.95%         0.99%

                                                                        PORTFOLIO     NET ASSETS AT
                                                             TOTAL       TURNOVER     END OF PERIOD
                                                         RETURN(2)           RATE   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        (9.67)%       3%(5)         $  134,403
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.41%        9%(5)         $  152,682
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (4.40)%       5%(5)         $  118,792
JUNE 1, 1998 TO MAY 31, 1999                                 13.90%        3%(5)         $  106,688
JUNE 1, 1997 TO MAY 31, 1998                                 27.67%        3%(5)         $   67,385
JUNE 1, 1996 TO MAY 31, 1997                                 21.48%        5%            $   33,626
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        (9.66)%       3%(5)         $    7,508
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.41%        9%(5)         $    7,115
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (4.41)%       5%(5)         $    2,124
OCTOBER 1, 1998(3) TO MAY 31, 1999                           28.55%        3%(5)         $    1,106
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        (8.75)%       3%(5)         $1,163,331
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         1.39%        9%(5)         $1,403,624
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (4.16)%       5%(5)         $1,471,410
JUNE 1, 1998 TO MAY 31, 1999                                 14.75%        3%(5)         $1,519,541
JUNE 1, 1997 TO MAY 31, 1998                                 28.61%        3%(5)         $1,214,385
JUNE 1, 1996 TO MAY 31, 1997                                 22.40%        5%            $  425,197

EQUITY INDEX

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (27.03)%       4%            $  382,462
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        12.43%        8%            $  596,083
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                        26.82%        6%            $  611,111
APRIL 1, 1998 TO SEPTEMBER 30, 1998                          (7.22)%       6%            $  518,778
APRIL 1, 1997 TO MARCH 31, 1998                              46.48%        4%            $  578,882
OCTOBER 1, 1996 TO MARCH 31, 1997                            10.63%        2%            $  406,739
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (27.57)%       4%            $   71,450
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        11.58%        8%            $   96,378
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                        25.86%        6%            $   66,931
APRIL 1, 1998 TO SEPTEMBER 30, 1998                          (7.59)%       6%            $   17,499
FEBRUARY 17, 1998(3) TO MARCH 31, 1998                        8.02%        4%            $    3,811
O SHARES
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (26.88)%       4%            $      298
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        12.87%        8%            $   10,010
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999                    27.22%        6%            $        0

EQUITY VALUE

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (16.07)%     103%            $   18,430
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        12.12%      117%            $   24,605
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         4.34%       72%            $   31,764
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         (17.27)%      23%            $   43,679
APRIL 1, 1997 TO MARCH 31, 1998                              41.76%       50%            $   52,392
OCTOBER 1, 1996 TO MARCH 31, 1997                            15.63%       45%            $   20,798
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (16.70)%     103%            $   34,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        11.28%      117%            $   45,636
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         3.68%       72%            $   58,490
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         (17.54)%      23%            $   73,343
APRIL 1, 1997 TO MARCH 31, 1998                              40.87%       50%            $   72,428
OCTOBER 1, 1996 TO MARCH 31, 1997                            15.31%       45%            $    2,542
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (16.62)%     103%            $      700
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        11.18%      117%            $      560
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         3.69%       72%            $      873
APRIL 1, 1998(3) TO SEPTEMBER 30, 1998                      (17.57)%      23%            $    1,239
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (15.92)%     103%            $   51,002
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        12.18%      117%            $   69,880
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         4.51%       72%            $  123,197
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         (17.26)%      23%            $  166,616
APRIL 1, 1997 TO MARCH 31, 1998                              42.02%       50%            $  228,452
OCTOBER 1, 1996 TO MARCH 31, 1997                            15.73%       45%            $  193,161

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
                                                                                       NET REALIZED
                                                         BEGINNING            NET               AND     DIVIDENDS    DISTRIBUTION
                                                         NET ASSET     INVESTMENT        UNREALIZED      FROM NET        FROM NET
                                                         VALUE PER         INCOME    GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                             SHARE         (LOSS)       INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
GROWTH
CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $22.82          (0.02)            (7.01)         0.00           (4.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $22.85          (0.05)             3.07          0.00           (3.05)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $20.48           0.01              5.65         (0.01)          (3.28)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $22.09           0.05             (1.61)        (0.05)           0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $19.20           0.11              6.18         (0.11)          (3.29)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $17.91           0.06              1.34         (0.06)          (0.05)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $15.96          (0.09)            (4.88)         0.00           (2.89)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $16.11          (0.14)             2.14          0.00           (2.15)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $14.53          (0.09)             4.00          0.00           (2.33)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $15.70          (0.02)            (1.15)         0.00            0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $13.64          (0.01)             4.38          0.00           (2.31)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $12.74           0.00              0.94          0.00           (0.04)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $26.80          (0.06)            (8.18)         0.00           (4.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $26.80          (0.02)             3.59          0.00           (3.57)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $24.01           0.03              6.64         (0.03)          (3.85)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $25.91           0.07             (1.90)        (0.07)           0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $22.52           0.17              7.25         (0.17)          (3.86)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $21.01           0.09              1.57         (0.09)          (0.06)

GROWTH EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $39.89          (0.07)            (9.86)         0.00           (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $36.83          (0.21)             8.90          0.00           (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $36.17          (0.01)             0.67          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $35.73          (0.02)             2.56         (0.03)          (2.07)
JUNE 1, 1997 TO MAY 31, 1998                                $32.49          (0.06)             6.88         (0.04)          (3.54)
JUNE 1, 1996 TO MAY 31, 1997                                $29.08          (0.02)             4.06         (0.04)          (0.59)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $38.48          (0.19)            (9.51)         0.00           (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $35.93          (0.35)             8.53          0.00           (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $35.39          (0.10)             0.64          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $35.23          (0.25)             2.48          0.00           (2.07)
JUNE 1, 1997 TO MAY 31, 1998                                $32.28          (0.23)             6.72          0.00           (3.54)
JUNE 1, 1996 TO MAY 31, 1997                                $29.07          (0.13)             3.93          0.00           (0.59)
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $39.61          (0.22)            (9.81)         0.00           (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $36.84          (0.15)             8.55          0.00           (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $36.29           0.02              0.53          0.00            0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999                          $30.66          (0.13)             7.86         (0.03)          (2.07)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $39.98          (0.02)            (9.87)         0.00           (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $36.82          (0.09)             8.88          0.00           (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $36.17           0.01              0.64          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $35.72          (0.03)             2.58         (0.03)          (2.07)
JUNE 1, 1997 TO MAY 31, 1998                                $32.48          (0.04)             6.86         (0.04)          (3.54)
JUNE 1, 1996 TO MAY 31, 1997                                $29.08          (0.02)             4.05         (0.04)          (0.59)

INDEX FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $59.73           0.54            (15.94)        (0.60)          (1.73)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $53.67           0.59              6.42         (0.26)          (0.69)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $54.83           0.24             (0.77)        (0.36)          (0.27)
JUNE 1, 1998 TO MAY 31, 1999                                $46.36           0.57              8.87         (0.57)          (0.40)
JUNE 1, 1997 TO MAY 31, 1998                                $39.49           0.58             10.74         (0.65)          (3.80)
JUNE 1, 1996 TO MAY 31, 1997                                $31.49           0.49              8.50         (0.48)          (0.51)

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
                                                     DISTRIBUTIONS         ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      IN EXCESS OF     NET ASSETS     ----------------------------------------------
                                                          REALIZED      VALUE PER    NET INVESTMENT           NET           GROSS
                                                             GAINS          SHARE     INCOME (LOSS)      EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH
CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $11.66           (0.12)%        1.12%         1.53%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $22.82           (0.22)%        1.12%         1.42%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $22.85            0.05%         1.10%         1.13%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $20.48            0.42%         1.08%         1.08%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $22.09            0.53%         1.12%         1.13%
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $19.20            0.65%         1.14%          N/A
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $ 8.10           (0.87)%        1.87%         2.23%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $15.96           (0.96)%        1.87%         2.22%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $16.11           (0.64)%        1.79%         1.86%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $14.53           (0.29)%        1.79%         1.79%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $15.70           (0.15)%        1.79%         1.80%
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $13.64           (0.06)%        1.86%         1.89%
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $13.71            0.06%         1.00%         1.03%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $26.80           (0.05)%        1.00%         1.02%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $26.80            0.15%         1.00%         1.02%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $24.01            0.48%         1.02%         1.04%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $25.91            0.65%         0.99%          N/A
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $22.52            0.78%         1.01%          N/A

GROWTH EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $23.87           (0.31)%        1.50%(4)      1.93%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $39.89           (0.48)%        1.50%(4)      1.72%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $36.83           (0.01)%        1.25%(4)      1.45%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $36.17           (0.08)%        1.25%(4)      1.44%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $35.73           (0.11)%        1.25%(4)      1.42%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $32.49           (0.12)%        1.30%(4)      1.95%(4)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $22.69           (1.06)%        2.25%(4)      2.65%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $38.48           (1.20)%        2.25%(4)      2.58%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $35.93           (0.76)%        2.00%(4)      2.45%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $35.39           (0.83)%        2.00%(4)      2.45%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $35.23           (0.85)%        2.00%(4)      2.45%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $32.28           (0.82)%        2.04%(4)      3.02%(4)
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $23.49           (1.06)%        2.25%(4)      2.32%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $39.61           (1.16)%        2.25%(4)      2.75%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $36.84           (0.87)%        2.00%(4)      6.22%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999                            0.00         $36.29           (0.87)%        2.01%(4)     21.40%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $24.00           (0.06)%        1.25%(4)      1.29%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $39.98           (0.23)%        1.25%(4)      1.34%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $36.82            0.05%         1.25%(4)      1.40%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $36.17           (0.08)%        1.25%(4)      1.38%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $35.72           (0.11)%        1.25%(4)      1.35%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $32.48           (0.09)%        1.30%(4)      1.84%(4)

INDEX FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $42.00            1.11%         0.25%(4)      0.30%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $59.73            1.02%         0.25%(4)      0.33%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $53.67            1.17%         0.25%(4)      0.55%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $54.83            1.28%         0.25%(4)      0.55%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $46.36            1.53%         0.25%(4)      0.58%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $39.49            2.10%         0.25%         0.56%

                                                                        PORTFOLIO     NET ASSETS AT
                                                             TOTAL       TURNOVER     END OF PERIOD
                                                         RETURN(2)           RATE   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
GROWTH
CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (36.26)%       80%          $  174,828
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        14.40%        51%          $  311,038
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                        29.54%        38%          $  315,134
APRIL 1, 1998 TO SEPTEMBER 30, 1998                          (7.08)%       18%          $  305,309
APRIL 1, 1997 TO MARCH 31, 1998                              34.65%       137%          $  365,405
OCTOBER 1, 1996 TO MARCH 31, 1997                             7.86%        40%          $  283,468
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (36.69)%       80%          $   36,453
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        13.48%        51%          $   69,433
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                        28.68%        38%          $   60,909
APRIL 1, 1998 TO SEPTEMBER 30, 1998                          (7.45)%       18%          $   48,772
APRIL 1, 1997 TO MARCH 31, 1998                              33.83%       137%          $   52,901
OCTOBER 1, 1996 TO MARCH 31, 1997                             7.36%        40%          $   23,010
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (36.19)%       80%          $  156,641
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        14.55%        51%          $   52,561
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                        29.69%        38%          $   17,588
APRIL 1, 1998 TO SEPTEMBER 30, 1998                          (7.10)%       18%          $   14,355
APRIL 1, 1997 TO MARCH 31, 1998                              34.86%       137%          $   18,180
OCTOBER 1, 1996 TO MARCH 31, 1997                             7.92%        40%          $   19,719

GROWTH EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (28.93)%       75%(7)       $   12,473
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        25.01%        78%(7)       $   17,726
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            1.82%        22%(7)       $   23,750
JUNE 1, 1998 TO MAY 31, 1999                                  7.57%        73%(7)       $   17,335
JUNE 1, 1997 TO MAY 31, 1998                                 22.55%        47%(7)       $   21,567
JUNE 1, 1996 TO MAY 31, 1997                                 14.11%         9%          $   14,146
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (29.46)%       75%(7)       $   17,319
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        24.11%        78%(7)       $   25,124
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            1.53%        22%(7)       $   19,211
JUNE 1, 1998 TO MAY 31, 1999                                  6.78%        73%(7)       $   18,976
JUNE 1, 1997 TO MAY 31, 1998                                 21.63%        47%(7)       $   16,615
JUNE 1, 1996 TO MAY 31, 1997                                 13.28%         9%          $    8,713
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (29.46)%       75%(7)       $    1,799
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        24.11%        78%(7)       $    2,240
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            1.52%        22%(7)       $      320
OCTOBER 1, 1998(3) TO MAY 31, 1999                           25.73%        73%(7)       $       60
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (28.74)%       75%(7)       $  476,031
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        25.32%        78%(7)       $  751,174
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            1.80%        22%(7)       $  644,215
JUNE 1, 1998 TO MAY 31, 1999                                  7.60%        73%(7)       $  920,586
JUNE 1, 1997 TO MAY 31, 1998                                 22.52%        47%(7)       $1,033,251
JUNE 1, 1996 TO MAY 31, 1997                                 14.11%         9%          $  895,420

INDEX FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (26.63)%        2%(5)       $  733,380
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        13.06%         8%(5)       $  982,975
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           (1.00)%       11%(5)       $  813,861
JUNE 1, 1998 TO MAY 31, 1999                                 20.57%         4%(5)       $1,154,289
JUNE 1, 1997 TO MAY 31, 1998                                 30.32%         7%(5)       $  784,205
JUNE 1, 1996 TO MAY 31, 1997                                 29.02%        24%          $  513,134

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
                                                                                       NET REALIZED
                                                         BEGINNING            NET               AND     DIVIDENDS    DISTRIBUTION
                                                         NET ASSET     INVESTMENT        UNREALIZED      FROM NET        FROM NET
                                                         VALUE PER         INCOME    GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                             SHARE         (LOSS)       INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $25.10          (0.01)            (5.71)         0.00           (4.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $23.73          (0.06)             3.82          0.00           (2.39)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $22.78           0.07              0.88          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $23.84           0.04             (0.43)        (0.21)          (0.46)
JUNE 1, 1997 TO MAY 31, 1998                                $21.66           0.03              2.35         (0.20)           0.00
JUNE 1, 1996 TO MAY 31, 1997                                $19.82           0.10              1.94         (0.20)           0.00
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $24.67          (0.09)            (5.65)         0.00           (4.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $23.54          (0.22)             3.74          0.00           (2.39)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $22.66           0.02              0.86          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $23.70          (0.06)            (0.49)        (0.03)          (0.46)
JUNE 1, 1997 TO MAY 31, 1998                                $21.55          (0.09)             2.31         (0.07)           0.00
JUNE 1, 1996 TO MAY 31, 1997                                $19.71          (0.06)             1.93         (0.03)           0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $25.15           0.05             (5.75)        (0.06)          (4.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $23.74          (0.02)             3.82          0.00           (2.39)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $22.80           0.07              0.87          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $23.85           0.10             (0.48)        (0.21)          (0.46)
JUNE 1, 1997 TO MAY 31, 1998                                $21.67           0.09              2.29         (0.20)           0.00
JUNE 1, 1996 TO MAY 31, 1997                                $19.84           0.09              1.94         (0.20)           0.00

INTERNATIONAL EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $15.24           0.01             (4.44)         0.00           (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $12.70           0.11              2.64         (0.13)          (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $ 9.36          (0.02)             3.36          0.00            0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $11.05           0.00             (1.69)         0.00            0.00
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998                     $10.00           0.02              1.03          0.00            0.00
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $14.99          (0.11)            (4.32)         0.00           (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $12.54           0.06              2.54         (0.07)          (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $ 9.30          (0.10)             3.34          0.00            0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $11.01          (0.03)            (1.68)         0.00            0.00
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998                     $10.00          (0.01)             1.02          0.00            0.00
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $14.98          (0.07)            (4.36)         0.00           (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $12.54           0.07              2.54         (0.09)          (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $ 9.30          (0.04)             3.28          0.00            0.00
APRIL 1, 1998(3) TO SEPTEMBER 30, 1998                      $11.01          (0.03)            (1.68)         0.00            0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $15.17           0.01             (4.40)         0.00           (0.31)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000                   $13.61           0.12              1.66         (0.14)          (0.08)

LARGE CAP APPRECIATION

CLASS A
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                    $10.00           0.00             (0.47)         0.00            0.00
CLASS B
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                    $10.00           0.00             (0.48)         0.00            0.00
CLASS C
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                    $10.00           0.00             (0.47)         0.00            0.00
CLASS I
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                    $10.00           0.01             (0.48)         0.00            0.00

LARGE COMPANY GROWTH

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $75.03          (0.37)           (29.21)         0.00           (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $57.96          (0.49)            19.16          0.00           (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $58.09          (0.12)            (0.01)         0.00            0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999                          $38.48          (0.16)            20.82          0.00           (1.05)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $69.77          (0.62)           (27.09)         0.00           (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $54.29          (0.72)            17.80          0.00           (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $54.50          (0.19)            (0.02)         0.00            0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999                          $39.80          (0.17)            15.92          0.00           (1.05)

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

                                                      DISTRIBUTIONS         ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       IN EXCESS OF     NET ASSETS    ----------------------------------------------
                                                           REALIZED      VALUE PER    NET INVESTMENT           NET           GROSS
                                                              GAINS          SHARE     INCOME (LOSS)      EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          0.00         $14.51           0.00%         1.75%(4)         2.27%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $25.10          (0.26)%        1.75%(4)         2.13%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             0.00         $23.73           0.92%         1.50%(4)         1.81%(4)
JUNE 1, 1998 TO MAY 31, 1999                                   0.00         $22.78           0.37%         1.50%(4)         1.80%(4)
JUNE 1, 1997 TO MAY 31, 1998                                   0.00         $23.84           0.44%         1.47%(4)         1.72%(4)
JUNE 1, 1996 TO MAY 31, 1997                                   0.00         $21.66           0.42%         1.43%(4)         1.72%(4)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          0.00         $14.06          (0.74)%        2.50%(4)         2.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $24.67          (0.96)%        2.50%(4)         2.88%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             0.00         $23.54           0.18%         2.25%(4)         2.92%(4)
JUNE 1, 1998 TO MAY 31, 1999                                   0.00         $22.66          (0.30)%        2.25%(4)         2.89%(4)
JUNE 1, 1997 TO MAY 31, 1998                                   0.00         $23.70          (0.29)%        2.22%(4)         2.81%(4)
JUNE 1, 1996 TO MAY 31, 1997                                   0.00         $21.55          (0.34)%        2.18%(4)         2.76%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          0.00         $14.52           0.25%         1.48%(4)         1.48%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $25.15          (0.06)%        1.50%(4)         1.53%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             0.00         $23.74           0.90%         1.50%(4)         1.58%(4)
JUNE 1, 1998 TO MAY 31, 1999                                   0.00         $22.80           0.44%         1.50%(4)         1.61%(4)
JUNE 1, 1997 TO MAY 31, 1998                                   0.00         $23.85           0.45%         1.47%(4)         1.50%(4)
JUNE 1, 1996 TO MAY 31, 1997                                   0.00         $21.67           0.40%         1.43%(4)         1.44%(4)

INTERNATIONAL EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          0.00         $10.50           0.05%         1.75%            1.81%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $15.24          (0.31)%        1.75%            2.00%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                          0.00         $12.70          (0.17)%        1.75%            2.10%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                            0.00         $ 9.36           0.10%         1.75%            2.06%
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998                        0.00         $11.05           0.35%         1.75%            2.20%
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          0.00         $10.25          (0.72)%        2.50%            2.70%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $14.99          (1.01)%        2.50%            2.95%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                          0.00         $12.54          (0.81)%        2.40%            2.79%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                            0.00         $ 9.30          (0.56)%        2.40%            2.70%
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998                        0.00         $11.01          (0.31)%        2.40%            2.84%
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          0.00         $10.24          (0.69)%        2.50%            2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $14.98          (0.86)%        2.50%            3.02%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                          0.00         $12.54          (0.78)%        2.37%            2.72%
APRIL 1, 1998(3) TO SEPTEMBER 30, 1998                         0.00         $ 9.30          (1.15)%        2.40%            2.66%
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          0.00         $10.47           0.31%         1.50%            1.53%
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000                      0.00         $15.17           0.32%         1.50%            1.92%

LARGE CAP APPRECIATION

CLASS A
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                       0.00         $ 9.53           1.17%         0.95%            1.24%
CLASS B
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                       0.00         $ 9.52          (0.24)%        1.78%            1.78%
CLASS C
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                       0.00         $ 9.53           0.00%         1.83%            1.83%
CLASS I
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                       0.00         $ 9.53           1.00%         0.86%            0.86%

LARGE COMPANY GROWTH

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         (0.04)        $44.57          (0.71)%        1.20%(4)         1.36%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $75.03          (0.73)%        1.20%(4)         1.31%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             0.00         $57.96          (0.58)%        1.20%(4)         1.40%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999                             0.00         $58.09          (0.68)%        1.20%(4)         1.35%(4)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         (0.04)        $41.18          (1.26)%        1.75%(4)         2.19%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          0.00         $69.77          (1.28)%        1.75%(4)         2.15%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             0.00         $54.29          (1.13)%        1.75%(4)         2.05%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999                             0.00         $54.50          (1.22)%        1.76%(4)         2.15%(4)

                                                                          PORTFOLIO    NET ASSETS AT
                                                                TOTAL      TURNOVER    END OF PERIOD
                                                             RETURN(2)         RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------
INTERNATIONAL
CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (28.46)%     144%(5)         $  2,421
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           15.81%      127%(5)         $  4,991
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               4.17%       23%(5)         $  2,726
JUNE 1, 1998 TO MAY 31, 1999                                    (1.36)%      95%(7)         $  2,866
JUNE 1, 1997 TO MAY 31, 1998                                    11.20%       37%(7)         $  3,342
JUNE 1, 1996 TO MAY 31, 1997                                    10.33%       48%(5)         $  2,240
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (29.11)%     144%(5)         $  2,308
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           14.85%      127%(5)         $  3,233
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               3.88%       23%(5)         $  1,960
JUNE 1, 1998 TO MAY 31, 1999                                    (2.08)%      95%(7)         $  1,973
JUNE 1, 1997 TO MAY 31, 1998                                    10.39%       37%(7)         $  2,245
JUNE 1, 1996 TO MAY 31, 1997                                     9.44%       48%(5)         $  1,667
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (28.36)%     144%(5)         $192,863
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           15.98%      127%(5)         $285,713
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               4.12%       23%(5)         $274,448
JUNE 1, 1998 TO MAY 31, 1999                                    (1.32)%      95%(7)         $271,240
JUNE 1, 1997 TO MAY 31, 1998                                    11.19%       37%(7)         $279,667
JUNE 1, 1996 TO MAY 31, 1997                                    10.27%       48%(5)         $228,552

INTERNATIONAL EQUITY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (29.59)%      36%            $ 30,727
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           21.65%       26%            $ 43,659
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           35.68%       41%            $ 35,779
APRIL 1, 1998 TO SEPTEMBER 30, 1998                            (15.29)%      21%            $ 23,857
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998                         10.52%       12%            $ 26,770
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (30.12)%      36%            $ 41,122
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           20.65%       26%            $ 63,019
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           34.84%       41%            $ 37,911
APRIL 1, 1998 TO SEPTEMBER 30, 1998                            (15.53)%      21%            $ 30,070
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998                         10.10%       12%            $ 33,003
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (30.14)%      36%            $  2,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           20.72%       26%            $  2,857
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           34.84%       41%            $    673
APRIL 1, 1998(3) TO SEPTEMBER 30, 1998                         (15.53)%      21%            $    297
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (29.47)%      36%            $108,796
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000                       13.01%       26%            $122,397

LARGE CAP APPRECIATION

CLASS A
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                        (4.70)%      10%            $     41
CLASS B
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                        (4.80)%      10%            $     91
CLASS C
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                        (4.70)%      10%            $     26
CLASS I
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001                        (4.70)%      10%            $     10

LARGE COMPANY GROWTH

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (39.85)%      13%(5)         $202,514
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           32.50%        9%(5)         $303,948
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              (0.22)%       5%(5)         $188,890
OCTOBER 1, 1998(3) TO MAY 31, 1999                              54.16%       28%(5)         $191,233
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (40.18)%      13%(5)         $307,706
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           31.75%        9%(5)         $461,918
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              (0.39)%       5%(5)         $201,351
OCTOBER 1, 1998(3) TO MAY 31, 1999                              40.01%       28%(5)         $156,870

                                      127

                                                                                       NET REALIZED
                                                         BEGINNING            NET               AND     DIVIDENDS     DISTRIBUTIONS
                                                         NET ASSET     INVESTMENT        UNREALIZED      FROM NET        FROM NET
                                                         VALUE PER         INCOME    GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                             SHARE         (LOSS)       INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $69.85          (0.43)           (27.32)         0.00           (0.84)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000                   $59.32          (0.40)            12.53          0.00           (1.60)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $70.71          (0.24)           (27.53)         0.00           (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $54.60          (0.30)            18.01          0.00           (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $54.67          (0.07)             0.00          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $39.94          (0.17)            15.95          0.00           (1.05)
JUNE 1, 1997 TO MAY 31, 1998                                $32.63          (0.11)            10.20          0.00           (2.78)
JUNE 1, 1996 TO MAY 31, 1997                                $26.97          (0.03)             5.91          0.00           (0.22)

MID CAP GROWTH

CLASS A
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                      $10.00          (0.04)            (5.51)         0.00            0.00
CLASS B
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                      $10.00          (0.08)            (5.50)         0.00            0.00
CLASS C
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                      $10.00          (0.06)            (5.52)         0.00            0.00

SMALL CAP GROWTH

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $43.48          (0.17)           (22.23)         0.00           (7.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $26.23          (0.08)            19.88          0.00           (2.55)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $17.86          (0.18)             9.99          0.00           (1.44)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $25.62          (0.09)            (7.67)         0.00            0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $18.98          (0.06)             8.76          0.00           (2.06)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $22.45          (0.01)            (3.46)         0.00            0.00
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $42.33          (0.26)           (21.66)         0.00           (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $25.72          (0.14)            19.25          0.00           (2.50)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $17.64          (0.36)             9.86          0.00           (1.42)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $25.38          (0.18)            (7.56)         0.00            0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $18.93          (0.11)             8.61          0.00           (2.05)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $22.46          (0.04)            (3.49)         0.00            0.00
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $42.31          (0.27)           (21.64)         0.00           (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $25.71          (0.08)            19.18          0.00           (2.50)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $17.63          (0.39)             9.89          0.00           (1.42)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $25.38          (0.18)            (7.57)         0.00            0.00
DECEMBER 15, 1997(3) TO MARCH 31, 1998                      $21.77          (0.08)             3.69          0.00            0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $44.27          (0.19)           (22.60)         0.00           (7.99)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $26.66          (0.13)            20.34          0.00           (2.60)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       $18.02          (0.28)            10.38          0.00           (1.46)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                         $25.77          (0.02)            (7.73)         0.00            0.00
APRIL 1, 1997 TO MARCH 31, 1998                             $19.01           0.00              8.84         (0.01)          (2.07)
OCTOBER 1, 1996 TO MARCH 31, 1997                           $22.45           0.02             (3.46)         0.00            0.00

SMALL CAP OPPORTUNITIES

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $29.92          (0.06)            (0.98)         0.00           (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $20.50          (0.23)             9.65          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $20.50          (0.04)             0.04          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $23.60          (0.11)            (2.97)         0.00           (0.02)
JUNE 1, 1997 TO MAY 31, 1998                                $19.83          (0.07)             4.37          0.00           (0.53)
OCTOBER 9, 1996(3) TO MAY 31, 1997                          $17.39          (0.01)             2.46          0.00           (0.01)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $29.03          (0.35)            (0.85)         0.00           (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $20.03          (0.31)             9.31          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $20.09          (0.09)             0.03          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $23.32          (0.31)            (2.90)         0.00           (0.02)
JUNE 1, 1997 TO MAY 31, 1998                                $19.75          (0.05)             4.15          0.00           (0.53)
NOVEMBER 8, 1996(3) TO MAY 31, 1997                         $17.41          (0.05)             2.40          0.00           (0.01)

                                      128

                                                      DISTRIBUTIONS         ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       IN EXCESS OF     NET ASSETS    ----------------------------------------------
                                                           REALIZED      VALUE PER    NET INVESTMENT           NET           GROSS
                                                              GAINS          SHARE     INCOME (LOSS)      EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        (0.04)        $41.22              (1.26)%        1.75%(4)     2.15%(4)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000                     0.00         $69.85              (1.29)%        1.75%(4)     2.16%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        (0.04)        $42.06              (0.48)%        0.97%(4)     0.97%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $70.71              (0.53)%        1.00%(4)     1.02%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $54.60              (0.38)%        1.00%(4)     1.04%(4)
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $54.67              (0.49)%        1.00%(4)     1.09%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $39.94              (0.36)%        1.00%(4)     1.03%(4)
JUNE 1, 1996 TO MAY 31, 1997                                  0.00         $32.63              (0.18)%        0.99%        1.09%

MID CAP GROWTH

CLASS A
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                        0.00         $ 4.45              (0.92)%        1.40%        2.47%
CLASS B
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                        0.00         $ 4.42              (1.68)%        2.15%        3.17%
CLASS C
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                        0.00         $ 4.42              (1.68)%        2.15%        3.77%

SMALL CAP GROWTH

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $13.23              (0.86)%        1.36%        1.61%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $43.48              (0.78)%        1.29%        1.86%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $26.23              (0.92)%        1.35%        1.53%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $17.86              (0.82)%        1.36%        1.49%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $25.62              (0.43)%(9)     1.22%(9)     1.57%(9)
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $18.98              (0.23)%(9)     1.10%(9)     2.80%(9)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $12.78              (1.60)%        2.10%        2.32%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $42.33              (1.53)%        2.04%        2.72%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $25.72              (1.67)%        2.09%        2.29%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $17.64              (1.56)%        2.11%        2.13%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $25.38              (1.13)%(9)     1.92%(9)     2.21%(9)
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $18.93              (0.85)%(9)     1.75%(9)     3.55%(9)
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $12.77              (1.60)%        2.10%        2.18%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $42.31              (1.53)%        2.04%        2.44%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $25.71              (1.68)%        2.10%        2.68%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $17.63              (1.56)%        2.11%        2.71%
DECEMBER 15, 1997(3) TO MARCH 31, 1998                        0.00         $25.38              (1.17)%        2.10%        2.66%
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $13.49              (0.71)%        1.20%        1.27%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $44.27              (0.68)%        1.20%        1.43%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         0.00         $26.66              (0.38)%        0.76%        1.29%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           0.00         $18.02              (0.21)%        0.76%        1.21%
APRIL 1, 1997 TO MARCH 31, 1998                               0.00         $25.77               0.01%(9)      0.75%(9)     1.26%(9)
OCTOBER 1, 1996 TO MARCH 31, 1997                             0.00         $19.01               0.16%(9)      0.75%(9)     1.65%(9)

SMALL CAP OPPORTUNITIES

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $26.41              (0.51)%        1.40%        1.86%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $29.92              (0.60)%        1.40%        1.64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $20.50              (0.44)%        1.25%        1.41%
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $20.50              (0.47)%        1.25%(4)     1.49%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $23.60              (0.43)%        1.27%(4)     1.86%(4)
OCTOBER 9, 1996(3) TO MAY 31, 1997                            0.00         $19.83              (0.18)%        1.25%(4)    10.51%(4)
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         0.00         $25.36              (1.26)%        2.15%        2.61%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         0.00         $29.03              (1.33)%        2.15%        2.26%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                            0.00         $20.03              (1.19)%        2.00%        2.48%
JUNE 1, 1998 TO MAY 31, 1999                                  0.00         $20.09              (1.28)%        2.06%(4)     2.51%(4)
JUNE 1, 1997 TO MAY 31, 1998                                  0.00         $23.32              (1.21)%        2.02%(4)     3.05%(4)
NOVEMBER 8, 1996(3) TO MAY 31, 1997                           0.00         $19.75              (0.99)%        2.06%(4)    27.27%(4)

                                                                          PORTFOLIO    NET ASSETS AT
                                                                TOTAL      TURNOVER    END OF PERIOD
                                                             RETURN(2)         RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (40.19)%      13%(5)       $   27,189
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000                        20.72%        9%(5)       $   25,463
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (39.73)%      13%(5)       $1,066,607
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            32.74%        9%(5)       $1,532,428
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               (0.13)%       5%(5)       $  801,943
JUNE 1, 1998 TO MAY 31, 1999                                     39.96%       28%(5)       $  645,385
JUNE 1, 1997 TO MAY 31, 1998                                     32.29%       13%(5)       $  232,499
JUNE 1, 1996 TO MAY 31, 1997                                     21.93%       24%          $  131,768

MID CAP GROWTH

CLASS A
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                          (55.50)%     285%(5)       $    3,912
CLASS B
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                          (55.80)%     285%(5)       $    4,481
CLASS C
OCTOBER 16, 2000 TO SEPTEMBER 30, 2001                          (55.80)%     285%(5)       $      605

SMALL CAP GROWTH

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (59.99)%     250%          $  101,201
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            81.03%      263%          $  203,164
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                            58.81%      249%          $   16,662
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             (30.29)%     110%          $   10,899
APRIL 1, 1997 TO MARCH 31, 1998                                  47.03%      291%          $   15,611
OCTOBER 1, 1996 TO MARCH 31, 1997                               (15.46)%      69%          $    3,107
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (60.30)%     250%          $   44,832
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            79.74%      263%          $  116,520
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                            57.66%      249%          $   18,718
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             (30.50)%     110%          $   13,071
APRIL 1, 1997 TO MARCH 31, 1998                                  46.02%      291%          $   15,320
OCTOBER 1, 1996 TO MARCH 31, 1997                               (15.72)%      69%          $    1,905
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (60.31)%     250%          $   10,856
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            79.72%      263%          $   28,018
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                            57.69%      249%          $    1,711
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             (30.54)%     110%          $    1,426
DECEMBER 15, 1997(3) TO MARCH 31, 1998                           16.58%      291%          $    2,495
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (59.93)%     250%          $   96,626
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            81.35%      263%          $  186,315
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                            59.98%      249%          $   22,023
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             (30.07)%     110%          $   56,438
APRIL 1, 1997 TO MARCH 31, 1998                                  47.70%      291%          $   78,856
OCTOBER 1, 1996 TO MARCH 31, 1997                               (15.32)%      69%          $   29,200

SMALL CAP OPPORTUNITIES

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (3.58)%      117%          $    4,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            45.95%      165%          $    4,840
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                0.00%       40%          $    7,633
JUNE 1, 1998 TO MAY 31, 1999                                   (13.03)%      119%(5)       $    4,698
JUNE 1, 1997 TO MAY 31, 1998                                     21.97%       55%(5)       $    6,870
OCTOBER 9, 1996(3) TO MAY 31, 1997                               11.37%       34%(5)       $      522
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                            (4.29)%     117%          $    5,291
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            44.93%      165%          $    5,438
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               (0.30)%      40%          $    4,089
JUNE 1, 1998 TO MAY 31, 1999                                    (13.74)%     119%(5)       $    4,187
JUNE 1, 1997 TO MAY 31, 1998                                     21.03%       55%(5)       $    6,140
NOVEMBER 8, 1996(3) TO MAY 31, 1997                              13.53%       34%(5)       $      158

                                      129

                                                                                       NET REALIZED
                                                         BEGINNING            NET               AND     DIVIDENDS   DISTRIBUTIONS
                                                         NET ASSET     INVESTMENT        UNREALIZED      FROM NET        FROM NET
                                                         VALUE PER         INCOME    GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                             SHARE         (LOSS)       INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $29.97          (0.10)            (0.91)         0.00           (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $20.50          (0.11)             9.58          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $20.51          (0.03)             0.02          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $23.61          (0.11)            (2.97)         0.00           (0.02)
JUNE 1, 1997 TO MAY 31, 1998                                $19.84          (0.06)             4.36          0.00           (0.53)
AUGUST 15, 1996(3) TO MAY 31, 1997                          $16.26          (0.01)             3.60          0.00           (0.01)

SMALL CAP VALUE

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $10.62          (0.02)            (2.37)         0.00            0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $ 8.51          (0.02)             2.13          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $ 8.04          (0.02)             0.49          0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $10.16          (0.03)            (2.08)         0.00           (0.01)
OCTOBER 15, 1997(3) TO MAY 31, 1998                         $10.00          (0.01)             0.17          0.00            0.00

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $36.22          (0.10)            (7.26)         0.00           (7.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       $27.03          (0.22)             9.41          0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          $27.44          (0.05)            (0.36)         0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999                                $33.69          (0.15)            (3.67)         0.00           (2.43)
JUNE 1, 1997 TO MAY 31, 1998                                $31.08          (0.23)             6.88          0.00           (4.04)
JUNE 1, 1996 TO MAY 31, 1997                                $33.00          (0.18)             1.83          0.00           (3.57)

SPECIALIZED HEALTH SCIENCES

CLASS A
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                      $10.00          (0.03)            (0.27)         0.00            0.00
CLASS B
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                      $10.00          (0.06)            (0.28)         0.00            0.00
CLASS C
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                      $10.00          (0.06)            (0.28)         0.00            0.00

SPECIALIZED TECHNOLOGY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $10.11          (0.02)            (7.07)         0.00            0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                 $10.00           0.00              0.11          0.00            0.00
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $10.11          (0.06)            (7.05)         0.00            0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                 $10.00           0.00              0.11          0.00            0.00
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       $10.11          (0.06)            (7.05)         0.00            0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                 $10.00           0.00              0.11          0.00            0.00

                                      130

                                                   DISTRIBUTIONS         ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    IN EXCESS OF     NET ASSETS    ----------------------------------------------
                                                        REALIZED      VALUE PER    NET INVESTMENT           NET           GROSS
                                                           GAINS          SHARE     INCOME (LOSS)      EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $26.49        (0.37)%        1.25%            1.33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $29.97        (0.45)%        1.25%            1.28%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $20.50        (0.44)%        1.25%            1.29%
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $20.51        (0.47)%        1.25%(4)         1.35%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $23.61        (0.40)%        1.25%(4)         1.38%(4)
AUGUST 15, 1996(3) TO MAY 31, 1997                          0.00         $19.84        (0.16)%        1.25%(4)         1.89%(4)

SMALL CAP VALUE

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $ 8.23        (0.08)%        1.25%            1.28%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $10.62        (0.48)%        1.25%(4)         1.37%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $ 8.51        (0.60)%        1.29%(4)         1.71%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $ 8.04        (0.46)%        1.30%(4)         1.72%(4)
OCTOBER 15, 1997(3) TO MAY 31, 1998                         0.00         $10.16        (0.56)%        1.30%(4)         3.54%(4)

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $21.73        (0.44)%        1.21%(4)         1.21%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $36.22        (0.59)%        1.25%(4)         1.27%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $27.03        (0.52)%        1.25%(4)         1.30%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $27.44        (0.52)%        1.25%(4)         1.30%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $33.69        (0.73)%        1.25%(4)         1.26%(4)
JUNE 1, 1996 TO MAY 31, 1997                                0.00         $31.08        (0.71)%        1.24%            1.29%

SPECIALIZED HEALTH SCIENCES

CLASS A
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                      0.00         $ 9.70        (0.95)%        1.65%            2.66%
CLASS B
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                      0.00         $ 9.66        (1.67)%        2.40%            3.46%
CLASS C
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                      0.00         $ 9.66        (1.71)%        2.40%            3.99%

SPECIALIZED TECHNOLOGY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $ 3.02        (0.47)%        1.75%            2.00%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                 0.00         $10.11        (0.13)%        1.75%            2.02%
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $ 3.00        (1.24)%        2.50%            2.72%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                 0.00         $10.11        (0.88)%        2.50%            2.77%
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00           3.00        (1.22)%        2.50%            2.66%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                 0.00         $10.11        (0.90)%        2.50%            2.77%

                                                                          PORTFOLIO    NET ASSETS AT
                                                                TOTAL      TURNOVER    END OF PERIOD
                                                             RETURN(2)         RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (3.46)%     117%            $283,154
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          46.20%      165%            $271,936
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             (0.05)%      40%            $195,283
JUNE 1, 1998 TO MAY 31, 1999                                  (13.02)%     119%(5)         $201,816
JUNE 1, 1997 TO MAY 31, 1998                                   21.95%       55%(5)         $284,828
AUGUST 15, 1996(3) TO MAY 31, 1997                             11.42%       34%(5)         $ 77,174

SMALL CAP VALUE

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         (22.50)%     131%(5)         $ 18,907
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          24.79%      124%(5)         $ 42,605
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              5.85%       49%(5)         $ 17,404
JUNE 1, 1998 TO MAY 31, 1999                                  (20.77)%     108%(5)         $ 16,791
OCTOBER 15, 1997(3) TO MAY 31, 1998                             1.60%       79%(5)(6)      $  6,422

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         (23.33)%     206%(5)         $431,695
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          34.00%      203%(5)         $603,584
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             (1.49)%      55%(5)         $515,292
JUNE 1, 1998 TO MAY 31, 1999                                  (10.72)%     154%(5)         $557,516
JUNE 1, 1997 TO MAY 31, 1998                                   22.38%      123%(5)         $748,269
JUNE 1, 1996 TO MAY 31, 1997                                    5.65%      124%            $447,580

SPECIALIZED HEALTH SCIENCES

CLASS A
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                         (3.00)%      48%            $ 12,331
CLASS B
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                         (3.40)%      48%            $ 16,320
CLASS C
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001                         (3.40)%      48%            $  2,277

SPECIALIZED TECHNOLOGY

CLASS A
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         (70.13)%     773%            $ 22,946
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                     1.10%        7%            $ 42,626
CLASS B
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         (70.33)%     773%            $ 34,218
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                     1.10%        7%            $ 52,958
CLASS C
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         (70.33)%     773%            $  7,320
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000                     1.10%        7%            $ 14,176

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)  Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) The Portfolio in which the Fund invests had a different period of operations than the Fund.

(7) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(8)   Actual dividends per share were less than $0.01.

(9) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Company Growth, Specialized Health Sciences and the Specialized Technology Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust. Each Fund, except for the Specialized Technology Fund and the Specialized Health Sciences Fund, is considered diversified under the 1940 Act.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:

      Stagecoach Fund                                      Norwest Advantage Fund                        Wells Fargo Fund
                                                     PERFORMA DISCIPLINED GROWTH FUND*                  DISCIPLINED GROWTH FUND
                                                              DIVERSIFIED EQUITY FUND*                  DIVERSIFIED EQUITY FUND
                                                           DIVERSIFIED SMALL CAP FUND*               DIVERSIFIED SMALL CAP FUND
      DIVERSIFIED EQUITY INCOME FUND                               INCOME EQUITY FUND*                       EQUITY INCOME FUND
      EQUITY INDEX FUND*                                                                                      EQUITY INDEX FUND
      EQUITY VALUE FUND*                                                                                      EQUITY VALUE FUND
                                                                   GROWTH EQUITY FUND*                       GROWTH EQUITY FUND
      GROWTH FUND*                                           VALUGROWTH(SM) STOCK FUND                              GROWTH FUND
                                                                           INDEX FUND*                               INDEX FUND
                                                                   INTERNATIONAL FUND*                       INTERNATIONAL FUND
      INTERNATIONAL EQUITY FUND*                                                                      INTERNATIONAL EQUITY FUND
                                                            LARGE COMPANY GROWTH FUND*                LARGE COMPANY GROWTH FUND
      SMALL CAP FUND*/STRATEGIC GROWTH FUND                  SMALL COMPANY STOCK FUND                     SMALL CAP GROWTH FUND
                                                         SMALL CAP OPPORTUNITIES FUND*             SMALL CAP OPPORTUNITIES FUND
                                                        PERFORMA SMALL CAP VALUE FUND*                     SMALL CAP VALUE FUND
                                                            SMALL COMPANY GROWTH FUND*                SMALL COMPANY GROWTH FUND

     * Accounting survivor

     In the Consolidation, the Wells Fargo Equity Income Fund acquired all of the net assets of the Stagecoach Diversified Equity Income Fund and Norwest Advantage Income Equity Fund. The Stagecoach Diversified Equity Income Fund exchanged its 11,832,453 shares (valued at $174,302,021) for 3,962,913 shares of the Wells Fargo Equity Income Fund. The net assets of the Stagecoach Diversified Equity Income Fund included unrealized appreciation of $32,352,092. As a result of the exchange, securities with a market value of $174,569,600 (including unrealized appreciation of $32,352,092) were contributed by the Wells Fargo Equity Income Fund to the Wells Fargo Equity Income Portfolio in exchange for an ownership interest in the Wells Fargo Core Trust portfolio.
     In the Consolidation, the Wells Fargo Growth Fund acquired all of the net assets of the Stagecoach Growth Fund and Norwest Advantage ValuGrowth Stock Fund. The Norwest Advantage ValuGrowth Stock Fund exchanged its 11,218,810 shares (valued at $138,863,010) for 5,907,341 shares of the Wells Fargo Growth Fund. The net assets of the Norwest Advantage ValuGrowth Stock Fund included unrealized appreciation of $53,118,113.
     In the Consolidation, the Wells Fargo Small Cap Growth Fund acquired all of the net assets of the Stagecoach Small Cap, Stagecoach Strategic Growth, and Norwest Advantage Small Company Stock Funds. The Stagecoach Strategic Growth Fund exchanged its 5,537,435 shares (valued at $144,073,891) for 4,907,364 shares of the Wells Fargo Small Cap Growth Fund. The net assets of the Stagecoach Strategic Growth Fund included unrealized appreciation of $26,936,348. The Norwest Advantage Small Company Stock Fund exchanged its 2,745,369 shares (valued at $27,416,341) for 919,461 shares of the Wells Fargo Small Cap Growth Fund. The net assets of the Norwest Advantage Small Company Stock Fund included unrealized appreciation of $1,817,314.
     On September 8, 2000 the Wells Fargo Equity Income Fund acquired all of the net assets of the Great Plains Equity Fund. The Great Plains Equity Fund exchanged its 15,123,216 shares (valued at $144,393,246) for 3,436,758 institutional class shares of the Wells Fargo Equity Income Fund. The net assets of the Great Plains Equity Fund included unrealized appreciation of $43,558,559. As a result of the exchange, securities with a market value of $144,078,202 (including unrealized appreciation of $43,558,599) were contributed by the Wells Fargo Equity Income Fund to the Wells Fargo Equity Income Portfolio in exchange for an ownership interest in this Wells Fargo Core Trust portfolio.
     On September 8, 2000 the Wells Fargo Small Cap Value Fund acquired all of the net assets of the Great Plains Premier Fund. The Great Plains Premier Fund exchanged its 2,306,313 shares (valued at $23,135,585) for 2,117,988 institutional class shares of the Wells Fargo Small Cap Value Fund. The net assets of the Great Plains Premier Fund included unrealized appreciation of $3,402,031. As a result of the exchange, securities with a market value of $23,129,461 (including unrealized appreciation of $3,402,031) were contributed by the Wells Fargo Small Cap Value Fund to the Wells Fargo Small Cap Value Portfolio in exchange for an ownership interest in this Wells Fargo Core Trust portfolio.
     On February 26, 2001 the Wells Fargo Growth Fund acquired all of the net assets of the Achievement Equity Fund. The Achievement Equity Fund class A exchanged 659,281 class A shares (valued at $8,963,115) for 615,208 class A shares of the Wells Fargo Growth Fund. The Achievement Equity Fund Institutional class exchanged 13,353,450 class I shares (valued at $182,844,403) for 10,681,336 class I shares of the Wells Fargo Growth Fund. The net assets of the Achievement Equity Fund included unrealized appreciation of $28,613,638.
     On December 18, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Brenton Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Brenton Value Equity Fund into the Growth Fund of the Trust. Effective at the close of business on April 27, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Brenton Value Equity Fund. The Brenton Value Equity Fund exchanged its 2,578,446 shares (valued at $40,298,867) for 2,340,050 shares of the Wells Fargo Growth Fund. The net assets of the Brenton Value Equity Fund included unrealized appreciation of $14,893,432.
     Effective at the close of business on November 16, 2001, the Disciplined Growth Fund will merge into the Equity Income Fund. Shareholders of the Disciplined Growth Fund approved the merger at a special meeting of shareholders which was held on September 27, 2001. The Disciplined Growth Fund Institutional Class shareholders will receive Institutional Class shares of the Equity Income Fund, equal in value to their Disciplined Growth Fund shares, in a tax-free reorganization.
     The Diversified Equity, Diversified Small Cap, Equity Income, Equity Value, Growth, Growth Equity, International, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth, and Small Cap Opportunities Funds offer Class A, Class B, and Institutional Class shares. In addition, the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, and Small Cap Growth Funds also offer Class C shares. The Equity Index Fund offers Class A, Class B, and Class O shares. The Mid Cap Growth, Specialized Health Sciences, and Specialized Technology Funds offer Class A, Class B, and Class C shares. The Disciplined Growth, Index, Small Cap Value, and Small Company Growth Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.
     The Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Cap Appreciation, Large Company Growth, Small Cap Value, and Small Company Growth Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest

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

   in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
     Securities held in the Core Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Core Portfolios, which are included elsewhere in this report.

FOREIGN CURRENCY TRANSLATION
     The accounting records of the International and International Equity Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.
     The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS
     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2001, the Equity Index Fund held the following long futures contracts:

                                                                            Notional      Net Unrealized
      Fund                 Contracts        Type        Expiration Date  Contract Value    Depreciation
      EQUITY INDEX FUND     95 LONG    S&P 500 INDEX     DECEMBER 2001     $24,787,875      $1,774,125

     The Equity Index Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a par value of $1,875,000.

SECURITY LOANS
     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the year ended September 30, 2001 were as follows:

      Fund                                                                   Securities     Collateral
      EQUITY INDEX FUND                                                      $58,745,033    $59,311,023
      EQUITY VALUE FUND                                                       26,229,404     27,457,951
      GROWTH FUND                                                             47,243,104     48,345,996
      MID CAP GROWTH FUND                                                      3,630,347      3,721,896
      SMALL CAP GROWTH FUND                                                   70,375,966     71,919,858
      SMALL CAP OPPORTUNITIES FUND                                            61,801,986     62,412,845
      SPECIALIZED TECHNOLOGY                                                  18,319,341     18,534,242

RECLASSIFICATION OF CAPITAL ACCOUNTS
     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                             Undistributed  Undistributed
                                                            Net Investment  Net Realized
                                                                Income       Gain/(Loss)  Paid-in Capital
      DISCIPLINED GROWTH FUND                              $       65,988  $  (1,955,945) $   1,889,957
      DIVERSIFIED EQUITY FUND                                   4,450,263     (4,431,595)       (18,668)
      DIVERSIFIED SMALL CAP FUND                                  (68,420)        58,691          9,729
      EQUITY INCOME FUND                                             (198)           198              -
      GROWTH EQUITY FUND                                        3,239,145     (3,213,946)       (25,199)
      GROWTH FUND                                                 657,387    (20,029,486)    19,372,099
      INTERNATIONAL EQUITY FUND                                       250         17,731        (17,981)
      INTERNATIONAL FUND                                        6,970,203    (22,769,211)    15,799,008
      LARGE COMPANY GROWTH FUND                                15,123,725        569,018    (15,692,743)
      MID CAP GROWTH FUND                                         126,449              0       (126,449)
      SMALL CAP GROWTH FUND                                     3,506,267    (19,947,063)    16,440,796
      SMALL CAP OPPORTUNITIES FUND                              1,127,101     (1,147,348)        20,247
      SMALL CAP VALUE FUND                                         65,417       (767,285)       701,868
      SMALL COMPANY GROWTH FUND                                 2,740,487     (5,730,169)     2,989,682
      SPECIALIZED HEALTH SCIENCES FUND                            160,507              -       (160,507)
      SPECIALIZED TECHNOLOGY FUND                               1,004,015           (644)    (1,003,371)

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Equity Income and Equity Value Funds. Dividends to shareholders from net investment income of the Equity Income and Equity Value Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

OPTIONS
     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.
     Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

WRITTEN OPTIONS TRANSACTIONS
     Written options transactions, during the year ended September 30, 2001, were as follows:

                                                                               SPECIALIZED TECHNOLOGY
                                                                                Number         Premiums
                                                                             Of Contracts      Received
      OPTIONS WRITTEN                                                               9     $ 1,256,855
      OPTIONS TERMINATED IN CLOSING TRANSACTIONS                                   (9)     (1,256,855)

                                                SPECIALIZED HEALTH SCIENCES    SPECIALIZED TECHNOLOGY
                                                    Number        Premiums      Number         Premiums
                                                 Of Contracts     Received   Of Contracts      Received

      OPTIONS WRITTEN                                  27.5    $ 69,453             9     $ 1,099,845
      OPTIONS TERMINATED IN CLOSING TRANSACTIONS      (27.5)    (69,453)           (9)     (1,099,845)

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2001.
     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                    Capital Loss
      Date                  Fund                          Year Expires              Carryforwards
      9/30/01     GROWTH FUND                                  2008                $  4,536,784
                                                               2009                   3,235,802
      5/31/01     INTERNATIONAL FUND                           2009                $  3,627,462
      9/30/01     INTERNATIONAL EQUITY FUND                    2009                $    746,353
      9/30/01     MID-CAP GROWTH FUND                          2009                $      5,010
      9/30/01     SMALL CAP GROWTH FUND                        2006                $  9,080,292
                                                               2007                   1,513,382
                                                               2009                   8,121,572
      5/31/01     SMALL CAP VALUE FUND                         2006                $     14,539
                                                               2007                   2,433,144
                                                               2008                     102,468
                                                               2009                       9,830
      9/30/01     SPECIALIZED TECHNOLOGY FUND                  2008                $    319,303
                                                               2009                   8,311,665

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

     For tax purposes, some Funds have current year deferred post-October capital loss. This loss will be realized for tax purposes on the first day of the succeeding year. The Funds are as follows:

      Fund                                                                          Deferred Capital Loss
      DISCIPLINED GROWTH FUND                                                         $      403,073
      GROWTH FUND                                                                         35,872,469
      INDEX FUND                                                                           2,875,893
      INTERNATIONAL EQUITY FUND                                                            8,853,136
      LARGE COMPANY GROWTH FUND                                                           48,834,637
      MID CAP GROWTH FUND                                                                  3,976,602
      SMALL CAP GROWTH FUND                                                              195,848,036
      SMALL CAP VALUE FUND                                                                    44,047
      SMALL COMPANY GROWTH FUND                                                           27,982,711
      SPECIALIZED HEALTH SCIENCES FUND                                                        59,986
      SPECIALIZED TECHNOLOGY FUND                                                        106,242,223

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      Fund                                                                   % of Average Daily Net Assets
      EQUITY INDEX FUND                                                                     0.25
      EQUITY VALUE FUND                                                                     0.75
      GROWTH FUND                                                                           0.75
      INTERNATIONAL EQUITY FUND                                                             1.00
      MID CAP GROWTH FUND                                                                   0.75
      SMALL CAP GROWTH FUND                                                                 0.90
      SMALL CAP OPPORTUNITIES FUND                                                          0.90
      SPECIALIZED HEALTH SCIENCES FUND                                                      0.95
      SPECIALIZED TECHNOLOGY FUND                                                           1.05

     The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Core Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund's investments in the various Core Portfolios. The Disciplined Growth, Equity Income, Index, International, Large Cap Appreciation, Large Company Growth, Small Cap Value, and Small Company Growth Funds invest all of their assets in single Core Portfolios and do not currently pay investment advisory fees. Funds Management acts as advisor to the Core Portfolios, and is entitled to receive fees from the Core Portfolios for those services.
     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds. The advisory fee rates shown above will not change as a result of this transition.
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Equity Index, Equity Value, Growth, International Equity, Mid Cap Growth, and Small Cap Growth Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Equity Index Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million. For the Equity Value, and Growth Funds, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of each Fund's average daily net assets in excess of $400 million. For the International Equity Fund, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of the Fund's average daily net assets up to $200 million, and 0.25% of the Fund's average daily net assets in excess of $200 million. For the Mid Cap Growth and Small Cap Growth Funds, WCM is entitled to receive form Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million and 0.20% of each Fund's average daily net assets in excess of $200 million.
     Schroder Investment Management North America Inc. ("Schroder"), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-advisor to the Small Cap Opportunities Fund. Schroder is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.
     Dresdner RCM Global Investors LLC ("Dresdner"), an indirect wholly-owned subsidiary of Dresdner Bank AG, acts as sub-advisor to the Specialized Health Sciences Fund and Specialized Technology Fund. For the Specialized Health Sciences Fund, Dresdner in entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.95% of the Fund's average daily net assets up to $100 million, 0.65% for the next $400 million, and 0.60% of the Fund's average daily net assets in excess of $500 million. For the Specialized Technology Fund Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million, 0.75% for the next $400 million, 0.60% for the next $500 million, and 0.50% of the Fund's average daily net assets in excess of $1 billion.
     Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into an advisory contract on behalf of the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds with WFB. Pursuant to the contract, WFB had agreed to provide the Funds with daily portfolio management. Under the prior contract with the Funds, WFB was entitled to be paid monthly advisory fees at the annual rates of 0.25% of the Equity Index Fund's average daily net assets, 0.50% of the Equity Value Fund's average daily net assets, 1.00% of the International Equity Fund's average daily net assets, and 0.60% of the Small Cap Growth Fund's average daily net assets. For the Growth Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% for the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Prior to November 8, 1999, the investment advisor to the Small Cap Opportunities Fund was Norwest Investment Management, Inc. ("Advisor"), a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. For the Small Cap Opportunities Fund, the Advisor was entitled to be paid a monthly advisory fee at the annual rate of 0.60% of the Fund's average daily net assets. The rates for the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, Large Company Growth, Small Cap Value, and Small Company Growth Funds remain unchanged from the predecessor funds.
     Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and the corresponding sub-advisor) does not receive any compensation.

4.  DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A and O shares. The distribution fees paid on behalf of the Funds for the year ended September 30, 2001 are disclosed in the Statement of Operations.
     Prior to November 8, 1999, the Class A shares of the predecessor Equity Value, International Equity, and Small Cap Growth Funds had a Rule 12b-1 Plan that provided that the Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to their Class A shares.
     Prior to November 8, 1999, the Class A shares of the predecessor Growth Fund had a Rule 12b-1 Plan that provided that such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Class B shares of the predecessor Growth Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.70% of the average daily net assets attributable to the Class B shares.
     Prior to November 8, 1999, the Class A shares of the predecessor Large Company Growth and Diversified Small Cap Funds had a Rule 12b-1 Plan that authorized payment of a distribution service fee at an annual rate of 0.10% of each Fund's average daily net assets attributable to its Class A shares. The Plan for the predecessor Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, International, Large Company Growth, and Small Cap Opportunities Funds also authorized payment of a maintenance fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class B shares.
     The Plan for Class B shares of the Equity Index, Equity Value, International Equity, and Small Cap Growth Funds, and Class C shares of the Equity Value, International Equity, and Small Cap Growth Funds remains unchanged from the predecessor funds.

5. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, WFB served as Administrator for the predecessor Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.
     Prior to November 8, 1999, the Administrator for the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets, with exception to the International and Small Cap Opportunities Funds which were charged 0.05% of each Fund's average daily net assets.

6.  TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.
     Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement with both of the Stagecoach and Norwest Advantage predecessor.

7. SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares, 0.20% of the average daily net assets for Class O shares of the Equity Index Fund, and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds for these services. No fee is charged for Institutional Class shares of the Disciplined Growth, Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, Index, International, International Equity, and Large Company Growth Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Institutional Class shares of the predecessor Equity Value and Growth Funds. Prior to November 8, 1999, all other predecessor Funds and share classes were charged at the same 0.25% annual rate listed above.

     The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 2001 were as follows:

                                                                             Institutional
      Fund                            Class A       Class B       Class C        Class         Class O
 DISCIPLINED GROWTH FUND                 N/A           N/A          N/A               0           N/A
 DIVERSIFIED EQUITY FUND             217,561       329,863       20,339               0           N/A
 DIVERSIFIED SMALL CAP FUND            3,194         2,469          N/A         137,851           N/A
 EQUITY INCOME FUND                  464,135       372,035       19,429               0           N/A
 EQUITY INDEX FUND                 1,212,859       214,221          N/A             N/A         1,222
 EQUITY VALUE FUND                    55,048       102,984        1,678               0           N/A
 GROWTH FUND                         581,717       127,550          N/A               0           N/A
 GROWTH EQUITY FUND                   37,431        53,254        4,949               0           N/A
 INDEX FUND                              N/A           N/A          N/A               0           N/A
 INTERNATIONAL FUND                    7,017         7,385          N/A               0           N/A
 INTERNATIONAL EQUITY FUND            97,279       135,878        7,550               0           N/A
 LARGE CAP APPRECIATION FUND               3             7            3               0           N/A
 LARGE COMPANY GROWTH FUND           635,955     1,003,312       70,432               0           N/A
 MID CAP GROWTH FUND                  10,658        11,628        1,300               0           N/A
 SMALL CAP GROWTH FUND               338,332       171,147       41,408         134,947           N/A
 SMALL CAP OPPORTUNITIES FUND         12,412        13,928          N/A         280,363           N/A
 SMALL CAP VALUE FUND                    N/A           N/A          N/A          31,132           N/A
 SMALL COMPANY GROWTH FUND               N/A           N/A          N/A         519,788           N/A
 SPECIALIZED HEALTH SCIENCES FUND     11,455        15,474        2,118             N/A           N/A
 SPECIALIZED TECHNOLOGY FUND          92,957       136,432       30,294             N/A           N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. WFB provided sub-portfolio accounting services to the Equity Index and Equity Value Funds. For these services WFB was entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of each Fund's average daily net assets. Prior to April 3, 2000, WFB had engaged Investor's Bank and Trust Company ("IBT") to perform certain sub-portfolio accounting services for the International Equity Fund. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into contracts on behalf of the predecessor Equity Index, Equity Value, Growth, and Small Cap Growth Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each predecessor Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each predecessor Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds, portfolio accounting services were provided by Forum.
     The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund except for the International Equity Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, for which WFB, MN is entitled to receive 0.25%, 0.07%, and 0.07% respectively, of the average daily net assets of the Funds. In addition WFB MN does not receive a custodial fee for any Fund that invests its assets in one or more Core Portfolios. Prior to April 3, 2000, IBT had been retained to act as custodian for the International Equity Fund. Prior to November 8, 1999, BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acted as custodian to the predecessor Equity Index Fund. Prior to November 8, 1999, the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap,

   Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds had WFB MN serve as the custodian. For its custody services, WFB MN was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds were not charged a custody fee at the Gateway level provided that they invested in Core Trust Portfolios. Prior to November 8, 1999, the predecessor Equity Value, Growth, and Small Cap Growth Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2001, were waived by Funds Management.

                                                                                        Fees Waived by
      Fund                                                                             Funds Management
      DISCIPLINED GROWTH FUND                                                                 19,326
      DIVERSIFIED EQUITY FUND                                                              2,403,037
      DIVERSIFIED SMALL CAP FUND                                                             130,203
      EQUITY INCOME FUND                                                                   1,258,187
      EQUITY INDEX FUND                                                                    1,132,694
      EQUITY VALUE FUND                                                                      339,333
      GROWTH FUND                                                                          1,182,900
      GROWTH EQUITY FUND                                                                     617,310
      INDEX FUND                                                                             395,557
      INTERNATIONAL FUND                                                                      27,631
      INTERNATIONAL EQUITY FUND                                                              172,415
      LARGE CAP APPRECIATION FUND                                                                  5
      LARGE COMPANY GROWTH FUND                                                            2,374,924
      MID CAP GROWTH FUND                                                                    101,670
      SMALL CAP GROWTH FUND                                                                  604,473
      SMALL CAP OPPORTUNITIES FUND                                                           281,280
      SMALL CAP VALUE FUND                                                                    11,059
      SMALL COMPANY GROWTH FUND                                                                    0
      SPECIALIZED HEALTH SCIENCES FUND                                                       123,454
      SPECIALIZED TECHNOLOGY FUND                                                            227,685

10. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended September 30, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

      Fund                                                             Purchases at Cost      Sales Proceeds
      DISCIPLINED GROWTH FUND*                                         $    61,423,454       $    76,020,534
      DIVERSIFIED EQUITY FUND*                                             798,818,060           735,040,984
      DIVERSIFIED SMALL CAP FUND*                                          178,997,235           206,164,757
      EQUITY INCOME FUND*                                                   52,257,520           190,148,396
      EQUITY INDEX FUND                                                     23,567,780            95,441,470
      EQUITY VALUE FUND                                                    118,553,894           138,676,306
      GROWTH FUND                                                          339,770,817           460,390,233
      GROWTH EQUITY FUND*                                                  450,877,954           433,534,842
      INDEX FUND*                                                           68,191,873            13,297,313
      INTERNATIONAL FUND*                                                  296,103,163           274,692,297
      INTERNATIONAL EQUITY FUND                                            106,617,904            70,930,919
      LARGE CAP APPRECIATION FUND*                                             118,001                10,628
      LARGE COMPANY GROWTH FUND*                                           564,362,764           256,168,362
      MID CAP GROWTH FUND                                                   42,655,708            26,588,349
      SMALL CAP GROWTH FUND                                                954,246,578           877,942,883
      SMALL CAP OPPORTUNITIES FUND                                         342,256,898           309,131,969
      SMALL CAP VALUE FUND*                                                 26,968,650            31,943,935
      SMALL COMPANY GROWTH FUND*                                         1,030,977,758         1,054,251,114
      SPECIALIZED HEALTH SCIENCES FUND                                      42,370,533            11,206,443
      SPECIALIZED TECHNOLOGY FUND                                          710,102,345           619,165,046

     * These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Core Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Core Portfolio rather than the underlying securities in that Core Portfolio. Since the Fund has an indirect interest in the securities held in the Core Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Core Portfolio by the corresponding Core Portfolio's purchases and sales.

   TO THE BOARD OF TRUSTEES AND SHAREHOLDERS WELLS FARGO FUNDS TRUST:

     We have audited the accompanying statements of assets and liabilities of Disciplined Growth Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Equity Value Fund, Growth Fund, Growth Equity Fund, Index Fund, International Fund, International Equity Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Cap Value Fund, Small Company Growth Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, twenty portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2001, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 108 to 117, and the financial highlights for share classes and periods presented on pages 120 to 131. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the classes and periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

   KPMG LLP
   San Francisco, California
   November 9, 2001

     Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Equity Index, and the Small Cap Opportunities Funds designate 90.86%, and 3.92%, respectively, of their ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.
     Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate as capital gain dividends for the year the following amounts:

      Fund                                                                         Capital Gain Dividends
      EQUITY INDEX FUND                                                                       $74,893,913
      EQUITY VALUE FUND                                                                        18,319,306
      GROWTH FUND                                                                              75,812,654
      INTERNATIONAL EQUITY FUND                                                                 4,939,350
      SMALL CAP GROWTH FUND                                                                     6,019,374
      SMALL CAP OPPORTUNITIES FUND                                                              7,090,973

     In addition, the Funds may designate a portion of redemption of fund shares as capital gain dividends to the extent of net long-term capital gain earned.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001                   CORE PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

SHARES      SECURITY NAME                                                                                            VALUE
COMMON STOCK - 98.27%

APPAREL & ACCESSORY STORES - 2.42%
    43,720  KOHL'S CORPORATION+                                                                                   $  2,098,560
                                                                                                                  ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 2.90%
    48,400  AUTOZONE INCORPORATED+                                                                                   2,510,024
                                                                                                                  ------------

BUSINESS SERVICES - 6.13%
   164,330  CENDANT CORPORATION+                                                                                     2,103,424
    83,300  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           2,144,142
    84,164  PEREGRINE SYSTEMS INCORPORATED+                                                                          1,062,991

                                                                                                                     5,310,557
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 6.61%
    67,200  IVAX CORPORATION+                                                                                        1,489,824
    50,800  KING PHARMACEUTICALS INCORPORATED+                                                                       2,131,060
    64,500  MYLAN LABORATORIES INCORPORATED                                                                          2,103,990

                                                                                                                     5,724,874
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 7.34%
    36,200  GOLDEN WEST FINANCIAL CORPORATION                                                                        2,103,220
    60,500  GREENPOINT FINANCIAL CORPORATION                                                                         2,123,550
    55,370  WASHINGTON MUTUAL INCORPORATED                                                                           2,130,638

                                                                                                                     6,357,408
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 9.55%
    62,840  CINERGY CORPORATION                                                                                      1,939,871
    58,900  DUKE ENERGY CORPORATION                                                                                  2,229,365
    97,140  MIRANT CORPORATION+                                                                                      2,127,366
    70,500  UTILICORP UNITED INCORPORATED                                                                            1,974,705

                                                                                                                     8,271,307
                                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.29%
    70,800  DUN & BRADSTREET CORPORATION+                                                                            1,982,400
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.06%
    60,540  LOCKHEED MARTIN CORPORATION                                                                              2,648,625
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 4.95%
    71,600  KELLOGG COMPANY                                                                                          2,148,000
    46,329  PEPSI BOTTLING GROUP INCORPORATED                                                                        2,134,377

                                                                                                                     4,282,377
                                                                                                                  ------------

FOOD STORES - 2.49%
    67,700  ALBERTSON'S INCORPORATED                                                                                 2,158,276
                                                                                                                  ------------

HEALTH SERVICES - 2.77%
    40,260  TENET HEALTHCARE CORPORATION+                                                                            2,401,509
                                                                                                                  ------------

                                       147

SHARES      SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.05%
    41,730  INTERNATIONAL GAME TECHNOLOGY+                                                                        $  1,773,525
                                                                                                                  ------------

INSURANCE CARRIERS - 12.63%
    28,360  ADVANCEPCS+                                                                                              2,035,681
    75,310  OXFORD HEALTH PLANS INCORPORATED+                                                                        2,138,804
    17,600  PROGRESSIVE CORPORATION                                                                                  2,356,640
    56,440  RADIAN GROUP INCORPORATED                                                                                2,172,940
    33,540  UNITEDHEALTH GROUP INCORPORATED                                                                          2,230,410

                                                                                                                    10,934,475
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 11.90%
    49,970  AMERICREDIT CORPORATION+                                                                                 1,580,051
    54,400  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                               2,389,792
    25,660  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    2,054,340
    70,430  MBNA CORPORATION                                                                                         2,133,325
    25,840  USA EDUCATION INCORPORATED                                                                               2,142,394

                                                                                                                    10,299,902
                                                                                                                  ------------

OIL & GAS EXTRACTION - 1.96%
    95,360  BJ SERVICES COMPANY+                                                                                     1,696,454
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 2.14%
    62,910  BOISE CASCADE CORPORATION                                                                                1,855,845
                                                                                                                  ------------

PERSONAL SERVICES - 2.66%
    59,630  H&R BLOCK INCORPORATED                                                                                   2,299,333
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.44%
    24,910  CHEVRON CORPORATION                                                                                      2,111,123
                                                                                                                  ------------

RAILROAD TRANSPORTATION - 2.49%
   133,470  NORFOLK SOUTHERN CORPORATION                                                                             2,151,536
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 6.97%
    43,360  BOEING COMPANY                                                                                           1,452,560
    27,780  GENERAL DYNAMICS CORPORATION                                                                             2,453,530
    52,620  HARLEY-DAVIDSON INCORPORATED                                                                             2,131,110

                                                                                                                     6,037,200
                                                                                                                  ------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.52%
    57,711  MCKESSON CORPORATION                                                                                     2,180,936
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $85,196,930)                                                                               85,086,246
                                                                                                                  ------------

                                       148

PRINCIPAL  SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE
SHORT-TERM INVESTMENTS - 4.30%

REPURCHASE AGREEMENTS - 4.30%
$3,725,607 BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES             3.40%       10/1/01  $  3,725,607
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,725,607)                                                                       3,725,607
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $88,922,537)*                            102.57%                                                             $88,811,853
OTHER ASSETS AND LIABILITIES, NET               (2.57)                                                              (2,228,240)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                             $86,583,613
                                               ------                                                             ------------

+  Non-income producing securities.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $ 9,067,335
   GROSS UNREALIZED DEPRECIATION                                   (9,178,019)
                                                                  -----------
   NET UNREALIZED DEPRECIATION                                   $   (110,684)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                                                                            VALUE

COMMON STOCK - 97.75%

BUSINESS SERVICES - 2.76%
  2,417,800  IMS HEALTH INCORPORATED                                                                              $ 60,565,890
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 14.54%
  1,140,200  AMERICAN HOME PRODUCTS CORPORATION                                                                     66,416,650
  1,061,369  E I DU PONT DE NEMOURS & COMPANY                                                                       39,822,565
    790,300  MERCK & COMPANY INCORPORATED                                                                           52,633,980
  1,494,900  PFIZER INCORPORATED                                                                                    59,945,490
    800,000  PROCTER & GAMBLE COMPANY                                                                               58,232,000
  1,297,011  ROHM & HAAS COMPANY                                                                                    42,490,080

                                                                                                                   319,540,765
                                                                                                                  ------------

COMMUNICATIONS - 4.08%
  1,796,800  AT&T CORPORATION                                                                                       34,678,240
  1,014,796  VERIZON COMMUNICATIONS INCORPORATED                                                                    54,910,612

                                                                                                                    89,588,852
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 5.55%
  2,432,425  J P MORGAN CHASE & COMPANY                                                                             83,067,314
  1,751,961  US BANCORP                                                                                             38,858,495

                                                                                                                   121,925,809
                                                                                                                  ------------

EATING & DRINKING PLACES - 1.44%
  1,169,300  MCDONALD'S CORPORATION+                                                                                31,734,802
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.90%
    604,100  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           25,704,455
  1,771,550  TEXAS UTILITIES COMPANY                                                                                82,058,196

                                                                                                                   107,762,651
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.50%
  1,028,000  EMERSON ELECTRIC COMPANY                                                                               48,377,680
  1,326,034  GENERAL ELECTRIC COMPANY                                                                               49,328,465
  1,466,292  LUCENT TECHNOLOGIES INCORPORATED                                                                        8,401,853
    950,000  MOTOROLA INCORPORATED                                                                                  14,820,000

                                                                                                                   120,927,998
                                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.47%
  1,468,100  MOODY'S CORPORATION                                                                                    54,319,700
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.11%
  2,036,600  FORTUNE BRANDS INCORPORATED                                                                            68,226,100
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 6.88%
  2,038,740  PEPSICO INCORPORATED                                                                                   98,878,890
  2,454,500  SARA LEE CORPORATION                                                                                   52,280,850

                                                                                                                   151,159,740
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 5.95%
  1,556,050  MAY DEPARTMENT STORES COMPANY                                                                          45,156,571
    750,530  SEARS ROEBUCK & COMPANY                                                                                25,998,359
  1,873,600  TARGET CORPORATION                                                                                     59,505,536

                                                                                                                   130,660,466
                                                                                                                  ------------

                                       150

SHARES      SECURITY NAME                                                                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.78%
  2,355,000  HEWLETT-PACKARD COMPANY                                                                              $ 37,915,500
    923,000  IBM CORPORATION                                                                                        85,192,900
    547,458  MINNESOTA MINING & MANUFACTURING COMPANY                                                               53,869,867
    340,864  UNITED TECHNOLOGIES CORPORATION                                                                        15,850,176

                                                                                                                   192,828,443
                                                                                                                  ------------

INSURANCE CARRIERS - 8.86%
  1,308,415  AEGON NV                                                                                               34,149,632
    864,236  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              67,410,408
  2,260,100  ST PAUL COMPANIES INCORPORATED                                                                         93,161,322

                                                                                                                   194,721,362
                                                                                                                  ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.87%
    585,850  EASTMAN KODAK COMPANY                                                                                  19,057,701
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.90%
  1,401,494  TYCO INTERNATIONAL LIMITED                                                                             63,767,977
                                                                                                                  ------------

MOTION PICTURES - 0.85%
  1,000,000  WALT DISNEY COMPANY                                                                                    18,620,000
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.59%
  1,199,700  AMERICAN EXPRESS COMPANY                                                                               34,863,282
                                                                                                                  ------------

OIL & GAS EXTRACTION - 1.18%
    567,500  SCHLUMBERGER LIMITED                                                                                   25,934,750
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 8.15%
    922,928  BP PLC                                                                                                 45,380,370
    444,950  CHEVRON CORPORATION                                                                                    37,709,513
  1,774,870  EXXON MOBIL CORPORATION                                                                                69,929,878
    522,604  ROYAL DUTCH PETROLEUM COMPANY                                                                          26,260,850

                                                                                                                   179,280,611
                                                                                                                  ------------

TOBACCO PRODUCTS - 3.05%
  1,390,150  PHILIP MORRIS COMPANIES INCORPORATED                                                                   67,130,344
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.43%
  1,186,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                   31,331,520
                                                                                                                  ------------

WHOLESALE TRADE - DURABLE GOODS - 2.91%
  1,155,700  JOHNSON & JOHNSON                                                                                      64,025,780
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $1,585,197,352)                                                                         2,147,974,543
                                                                                                                  ------------

                                       151

PRINCIPAL  SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE

SHORT-TERM INVESTMENTS - 2.09%

REPURCHASE AGREEMENT - 2.09%
$45,896,288  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES                                                                3.40%       10/1/01      $  45,896,288
                                                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (COST $45,896,288)                                                                     45,896,288
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,631,093,640)*                          99.84%                                                          $2,193,870,831
OTHER ASSETS AND LIABILITIES, NET                0.16                                                                3,421,728
                                                -----                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $2,197,292,559
                                               ------                                                           --------------

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 705,236,060
   GROSS UNREALIZED DEPRECIATION                                 (142,458,869)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $ 562,777,191

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INDEX PORTFOLIO

SHARES      SECURITY NAME                                                                                            VALUE
COMMON STOCK - 96.97%

AMUSEMENT & RECREATION SERVICES - 0.03%
     17,200  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                 $    464,572
                                                                                                                  ------------

APPAREL & ACCESSORY STORES - 0.33%
    125,800  GAP INCORPORATED                                                                                        1,503,310
     48,800  KOHL'S CORPORATION+                                                                                     2,342,400
     62,400  LIMITED INCORPORATED                                                                                      592,800
     19,600  NORDSTROM INCORPORATED                                                                                    283,220

                                                                                                                     4,721,730
                                                                                                                  ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.05%
      7,700  LIZ CLAIBORNE INCORPORATED                                                                                290,290
     16,400  VF CORPORATION                                                                                            480,028

                                                                                                                       770,318
                                                                                                                  ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
     16,400  AUTOZONE INCORPORATED+                                                                                    850,504
                                                                                                                  ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      8,800  RYDER SYSTEM INCORPORATED                                                                                 175,912
                                                                                                                  ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
      8,700  CENTEX CORPORATION                                                                                        293,451
      6,500  KB HOME CORPORATION                                                                                       184,665
      8,623  PULTE HOMES INCORPORATED                                                                                  264,295

                                                                                                                       742,411
                                                                                                                  ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.21%
    341,600  HOME DEPOT INCORPORATED                                                                                13,107,192
    112,600  LOWE'S COMPANIES INCORPORATED                                                                           3,563,790
     22,900  SHERWIN-WILLIAMS COMPANY                                                                                  508,838

                                                                                                                    17,179,820
                                                                                                                  ------------

BUSINESS SERVICES - 7.73%
     35,000  ADOBE SYSTEMS INCORPORATED                                                                                839,300
    648,600  AOL TIME WARNER INCORPORATED+                                                                          21,468,660
      7,900  AUTODESK INCORPORATED                                                                                     253,274
     91,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  4,299,456
     35,700  BMC SOFTWARE INCORPORATED+                                                                                453,390
    141,726  CENDANT CORPORATION+                                                                                    1,814,093
     27,000  CITRIX SYSTEMS INCORPORATED+                                                                              534,600
     84,400  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          2,172,456
     24,700  COMPUTER SCIENCES CORPORATION+                                                                            819,299
     53,800  COMPUWARE CORPORATION+                                                                                    448,154
     35,300  CONCORD EFS INCORPORATED+                                                                               1,727,935
     25,000  CONVERGYS CORPORATION+                                                                                    693,750
     10,300  DELUXE CORPORATION                                                                                        355,762
     68,500  ELECTRONIC DATA SYSTEMS CORPORATION                                                                     3,944,230
     21,000  EQUIFAX INCORPORATED                                                                                      459,900
     57,400  FIRST DATA CORPORATION                                                                                  3,344,124

                                       153

SHARES      SECURITY NAME                                                                                            VALUE
     27,300  FISERV INCORPORATED+                                                                                 $    931,203
     43,100  IMS HEALTH INCORPORATED                                                                                 1,079,655
     54,900  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                             1,119,960
     30,500  INTUIT INCORPORATED+                                                                                    1,091,900
     12,100  MERCURY INTERACTIVE CORPORATION+                                                                          230,384
    787,900  MICROSOFT CORPORATION+                                                                                 40,316,843
     14,100  NCR CORPORATION+                                                                                          418,065
     52,410  NOVELL INCORPORATED+                                                                                      191,821
     27,100  OMNICOM GROUP INCORPORATED                                                                              1,758,790
    821,800  ORACLE CORPORATION+                                                                                    10,338,244
     38,700  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        200,853
     43,000  PEOPLESOFT INCORPORATED+                                                                                  775,720
     25,700  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                   514,257
     18,000  SAPIENT CORPORATION+                                                                                       69,300
     66,300  SIEBEL SYSTEMS INCORPORATED+                                                                              862,563
    476,800  SUN MICROSYSTEMS INCORPORATED+                                                                          3,943,136
     15,600  TMP WORLDWIDE INCORPORATED+                                                                               442,884
     46,400  UNISYS CORPORATION+                                                                                       401,824
     58,200  VERITAS SOFTWARE CORPORATION+                                                                           1,073,208
     83,000  YAHOO! INCORPORATED+                                                                                      731,230

                                                                                                                   110,120,223
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 13.28%
    226,700  ABBOTT LABORATORIES                                                                                    11,754,395
     33,400  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   1,288,572
      8,300  ALBERTO CULVER COMPANY                                                                                    322,787
    192,400  AMERICAN HOME PRODUCTS CORPORATION                                                                     11,207,300
    152,700  AMGEN INCORPORATED+                                                                                     8,972,652
     16,100  AVERY DENNISON CORPORATION                                                                                761,691
     34,700  AVON PRODUCTS INCORPORATED                                                                              1,604,875
     21,800  BIOGEN INCORPORATED+                                                                                    1,211,644
    284,500  BRISTOL-MYERS SQUIBB COMPANY                                                                           15,806,820
     27,800  CHIRON CORPORATION+                                                                                     1,235,154
     34,600  CLOROX COMPANY                                                                                          1,280,200
     82,100  COLGATE-PALMOLIVE COMPANY                                                                               4,782,325
    131,400  DOW CHEMICAL COMPANY                                                                                    4,304,664
    152,700  E I DU PONT DE NEMOURS & COMPANY                                                                        5,729,304
     11,300  EASTMAN CHEMICAL COMPANY                                                                                  410,190
     18,700  ECOLAB INCORPORATED                                                                                       679,371
    164,500  ELI LILLY & COMPANY                                                                                    13,275,150
     25,800  FOREST LABORATORIES INCORPORATED+                                                                       1,861,212
    154,400  GILLETTE COMPANY                                                                                        4,601,120
      7,400  GREAT LAKES CHEMICAL CORPORATION                                                                          163,540
     78,190  IMMUNEX CORPORATION+                                                                                    1,458,244
     14,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           387,660
     33,466  KING PHARMACEUTICALS INCORPORATED+                                                                      1,403,899

                                       154

SHARES      SECURITY NAME                                                                                            VALUE
     31,100  MEDIMMUNE INCORPORATED+                                                                              $  1,108,093
    335,700  MERCK & COMPANY INCORPORATED                                                                           22,357,620
    924,200  PFIZER INCORPORATED                                                                                    37,060,420
    190,500  PHARMACIA CORPORATION                                                                                   7,726,680
     24,700  PPG INDUSTRIES INCORPORATED                                                                             1,130,025
     23,500  PRAXAIR INCORPORATED                                                                                      987,000
    189,600  PROCTER & GAMBLE COMPANY                                                                               13,800,984
     32,200  ROHM & HAAS COMPANY                                                                                     1,054,872
    214,200  SCHERING-PLOUGH CORPORATION                                                                             7,946,820
     11,100  SIGMA ALDRICH                                                                                             501,720
     15,500  WATSON PHARMACEUTICALS INCORPORATED+                                                                      848,005

                                                                                                                   189,025,008
                                                                                                                  ------------

COMMUNICATIONS - 7.24%
     45,800  ALLTEL CORPORATION                                                                                      2,654,110
    505,100  AT&T CORPORATION                                                                                        9,748,430
    370,384  AT&T WIRELESS SERVICES+                                                                                 5,533,537
     41,600  AVAYA INCORPORATED+                                                                                       411,840
    274,400  BELLSOUTH CORPORATION                                                                                  11,401,320
     20,600  CENTURYTEL INCORPORATED                                                                                   690,100
     10,500  CERTEGY INCORPORATED+                                                                                     272,580
     41,800  CITIZENS COMMUNICATIONS COMPANY+                                                                          392,920
     86,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                              3,418,500
    138,300  COMCAST CORPORATION CLASS A+                                                                            4,960,821
    129,800  GLOBAL CROSSING LIMITED+                                                                                  233,640
    112,000  NEXTEL COMMUNICATIONS INCORPORATED+                                                                       969,920
    243,200  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                         4,061,440
    493,100  SBC COMMUNICATIONS INCORPORATED                                                                        23,234,872
    129,800  SPRINT CORPORATION (FON GROUP)                                                                          3,116,498
    137,200  SPRINT CORPORATION (PCS GROUP)+                                                                         3,606,988
     30,500  UNIVISION COMMUNICATIONS INCORPORATED+                                                                    699,975
    396,000  VERIZON COMMUNICATIONS INCORPORATED                                                                    21,427,560
    422,800  WORLDCOM GROUP+                                                                                         6,358,912

                                                                                                                   103,193,963
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 9.15%
     54,200  AMSOUTH BANCORP                                                                                           979,394
    234,700  BANK OF AMERICA CORPORATION                                                                            13,706,480
    107,700  BANK OF NEW YORK COMPANY INCORPORATED                                                                   3,769,500
    170,600  BANK ONE CORPORATION                                                                                    5,368,782
     64,166  BB&T CORPORATION                                                                                        2,338,851
     31,815  CHARTER ONE FINANCIAL INCORPORATED                                                                        897,819
    736,200  CITIGROUP INCORPORATED                                                                                 29,816,100
     26,100  COMERICA INCORPORATED                                                                                   1,445,940
     84,300  FIFTH THIRD BANCORP                                                                                     5,182,764
    158,600  FLEETBOSTON FINANCIAL CORPORATION                                                                       5,749,250
     23,200  GOLDEN WEST FINANCIAL CORPORATION                                                                       1,347,920

                                       155

SHARES      SECURITY NAME                                                                                            VALUE
     36,700  HUNTINGTON BANCSHARES INCORPORATED                                                                   $    635,277
    290,600  J P MORGAN CHASE & COMPANY                                                                              9,923,990
     62,100  KEYCORP                                                                                                 1,499,094
     69,900  MELLON FINANCIAL CORPORATION                                                                            2,259,867
     87,900  NATIONAL CITY CORPORATION                                                                               2,632,605
     32,600  NORTHERN TRUST CORPORATION                                                                              1,710,848
     42,300  PNC FINANCIAL SERVICES GROUP                                                                            2,421,675
     33,300  REGIONS FINANCIAL CORPORATION                                                                             961,038
     49,800  SOUTHTRUST CORPORATION                                                                                  1,268,406
     47,600  STATE STREET CORPORATION                                                                                2,165,800
     42,700  SUNTRUST BANKS INCORPORATED                                                                             2,843,820
     42,500  SYNOVUS FINANCIAL CORPORATION                                                                           1,173,000
     20,100  UNION PLANTERS CORPORATION                                                                                862,290
    279,000  US BANCORP                                                                                              6,188,220
    205,300  WACHOVIA CORPORATION                                                                                    6,364,300
    128,500  WASHINGTON MUTUAL INCORPORATED                                                                          4,944,680
    251,200  WELLS FARGO & COMPANY ++                                                                               11,165,840
     13,500  ZIONS BANCORP                                                                                             724,410

                                                                                                                   130,347,960
                                                                                                                  ------------

EATING & DRINKING PLACES - 0.48%
     17,300  DARDEN RESTAURANTS INCORPORATED                                                                           454,125
    189,300  MCDONALD'S CORPORATION+                                                                                 5,137,602
     21,500  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                   843,230
     16,600  WENDY'S INTERNATIONAL INCORPORATED                                                                        442,390

                                                                                                                     6,877,347
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.44%
     77,900  AES CORPORATION+                                                                                          998,678
     18,300  ALLEGHENY ENERGY INCORPORATED                                                                             671,610
     28,900  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     368,475
     20,100  AMEREN CORPORATION                                                                                        771,840
     47,200  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            2,040,456
     43,700  CALPINE CORPORATION+                                                                                      996,797
     23,300  CINERGY CORPORATION                                                                                       719,271
     19,300  CMS ENERGY CORPORATION                                                                                    386,000
     31,100  CONSOLIDATED EDISON INCORPORATED                                                                        1,266,392
     24,000  CONSTELLATION ENERGY GROUP                                                                                580,800
     36,200  DOMINION RESOURCES INCORPORATED                                                                         2,148,470
     24,100  DTE ENERGY COMPANY                                                                                      1,037,505
    113,000  DUKE ENERGY CORPORATION                                                                                 4,277,050
     47,700  DYNEGY INCORPORATED                                                                                     1,652,805
     47,700  EDISON INTERNATIONAL                                                                                      627,732
     74,500  EL PASO CORPORATION                                                                                     3,095,475
     32,300  ENTERGY CORPORATION                                                                                     1,148,588
     46,900  EXELON CORPORATION                                                                                      2,091,740
     32,800  FIRSTENERGY CORPORATION                                                                                 1,179,160

                                       156

SHARES      SECURITY NAME                                                                                            VALUE
     25,700  FPL GROUP INCORPORATED                                                                               $  1,376,235
     17,500  GPU INCORPORATED                                                                                          706,300
     20,100  KEYSPAN CORPORATION                                                                                       668,124
     16,800  KINDER MORGAN INCORPORATED                                                                                826,728
     49,700  MIRANT CORPORATION+                                                                                     1,088,430
     23,500  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                     398,795
      6,600  NICOR INCORPORATED                                                                                        255,750
     30,200  NISOURCE INCORPORATED                                                                                     703,962
     56,700  PACIFIC GAS & ELECTRIC COMPANY                                                                            861,840
      5,200  PEOPLE'S ENERGY CORPORATION                                                                               206,752
     12,400  PINNACLE WEST CAPITAL CORPORATION                                                                         492,280
     21,400  PPL CORPORATION                                                                                           697,640
     31,783  PROGRESS ENERGY INCORPORATED                                                                            1,366,351
     30,400  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            1,293,520
     43,500  RELIANT ENERGY INCORPORATED                                                                             1,144,920
     30,200  SEMPRA ENERGY                                                                                             747,450
    100,300  SOUTHERN COMPANY                                                                                        2,405,194
     37,600  TEXAS UTILITIES COMPANY                                                                                 1,741,632
     91,600  WASTE MANAGEMENT INCORPORATED                                                                           2,449,384
     75,277  WILLIAMS COMPANIES INCORPORATED                                                                         2,055,062
     50,200  XCEL ENERGY INCORPORATED                                                                                1,413,130

                                                                                                                    48,958,323
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.38%
    114,400  ADC TELECOMMUNICATIONS INCORPORATED+                                                                      399,256
     50,400  ADVANCED MICRO DEVICES INCORPORATED+                                                                      410,760
     56,600  ALTERA CORPORATION+                                                                                       933,334
     28,600  AMERICAN POWER CONVERSION CORPORATION+                                                                    334,048
     52,700  ANALOG DEVICES INCORPORATED+                                                                            1,723,290
     11,900  ANDREW CORPORATION+                                                                                       216,342
     44,000  APPLIED MICRO CIRCUITS CORPORATION+                                                                       307,560
     38,100  BROADCOM CORPORATION+                                                                                     773,430
     47,901  CIENA CORPORATION+                                                                                        492,901
     27,157  COMVERSE TECHNOLOGY INCORPORATED+                                                                         556,175
     36,200  CONEXANT SYSTEMS INCORPORATED+                                                                            300,460
     62,700  EMERSON ELECTRIC COMPANY                                                                                2,950,662
  1,454,200  GENERAL ELECTRIC COMPANY                                                                               54,096,240
    984,500  INTEL CORPORATION                                                                                      20,073,955
    192,700  JDS UNIPHASE CORPORATION+                                                                               1,217,864
     46,500  LINEAR TECHNOLOGY CORPORATION                                                                           1,525,200
     52,900  LSI LOGIC CORPORATION+                                                                                    621,575
    498,600  LUCENT TECHNOLOGIES INCORPORATED                                                                        2,856,978
     48,100  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                 1,680,614
     11,100  MAYTAG CORPORATION                                                                                        273,504
     87,300  MICRON TECHNOLOGY INCORPORATED+                                                                         1,643,859
     28,600  MOLEX INCORPORATED                                                                                        803,946

                                       157

SHARES      SECURITY NAME                                                                                            VALUE

    321,500  MOTOROLA INCORPORATED                                                                                $  5,015,400
     25,400  NATIONAL SEMICONDUCTOR CORPORATION+                                                                       560,070
      6,000  NATIONAL SERVICE INDUSTRIES                                                                               123,900
     47,700  NETWORK APPLIANCE INCORPORATED+                                                                           324,360
    466,500  NORTEL NETWORKS CORPORATION                                                                             2,617,065
     20,900  NOVELLUS SYSTEMS INCORPORATED+                                                                            596,904
     24,082  PMC-SIERRA INCORPORATED+                                                                                  250,212
     11,500  POWER-ONE INCORPORATED+                                                                                    70,725
     13,500  QLOGIC CORPORATION+                                                                                       256,500
    110,900  QUALCOMM INCORPORATED+                                                                                  5,272,186
     46,800  SANMINA CORPORATION+                                                                                      635,544
     23,800  SCIENTIFIC-ATLANTA INCORPORATED                                                                           417,690
     59,900  TELLABS INCORPORATED+                                                                                     591,812
    254,100  TEXAS INSTRUMENTS INCORPORATED                                                                          6,347,418
      8,500  THOMAS & BETTS CORPORATION                                                                                148,580
     26,800  VITESSE SEMICONDUCTOR CORPORATION+                                                                        207,700
      9,800  WHIRLPOOL CORPORATION                                                                                     542,430
     48,700  XILINK INCORPORATED+                                                                                    1,145,911

                                                                                                                   119,316,360
                                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.33%
     11,600  FLUOR CORPORATION                                                                                         446,600
     62,800  HALLIBURTON COMPANY                                                                                     1,416,140
     23,100  MOODY'S CORPORATION                                                                                       854,700
     54,700  PAYCHEX INCORPORATED                                                                                    1,723,597
     17,100  QUINTILES INTERNATIONAL CORPORATION+                                                                      249,660

                                                                                                                     4,690,697
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.60%
      4,000  BALL CORPORATION                                                                                          239,600
     13,700  COOPER INDUSTRIES INCORPORATED                                                                            568,139
      8,700  CRANE COMPANY                                                                                             190,704
     22,400  FORTUNE BRANDS INCORPORATED                                                                               750,400
     44,500  ILLINOIS TOOL WORKS INCORPORATED                                                                        2,407,895
     63,600  LOCKHEED MARTIN CORPORATION                                                                             2,782,500
     67,300  MASCO CORPORATION                                                                                       1,375,612
      8,500  SNAP-ON INCORPORATED                                                                                      189,805

                                                                                                                     8,504,655
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 4.17%
      5,500  ADOLPH COORS COMPANY                                                                                      247,500
    131,400  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   5,503,032
     97,125  ARCHER DANIELS MIDLAND COMPANY                                                                          1,222,804
     59,800  CAMPBELL SOUP COMPANY                                                                                   1,674,400
    364,100  COCA-COLA COMPANY                                                                                      17,058,085
     65,176  COCA-COLA ENTERPRISES INCORPORATED                                                                        999,800
     78,600  CONAGRA FOODS INCORPORATED                                                                              1,764,570

                                       158

SHARES      SECURITY NAME                                                                                            VALUE

     41,700  GENERAL MILLS INCORPORATED                                                                           $  1,897,350
     51,000  HEINZ (H J) COMPANY                                                                                     2,149,650
     15,800  HERCULES INCORPORATED                                                                                     130,350
     20,000  HERSHEY FOODS CORPORATION                                                                               1,307,400
     59,400  KELLOGG COMPANY                                                                                         1,782,000
     21,100  PEPSI BOTTLING GROUP INCORPORATED                                                                         972,077
    258,690  PEPSICO INCORPORATED                                                                                   12,546,465
     45,400  RALSTON PURINA GROUP                                                                                    1,489,120
    115,100  SARA LEE CORPORATION                                                                                    2,451,630
     83,700  UNILEVER NV ADR                                                                                         4,521,474
     33,100  WM WRIGLEY JR COMPANY                                                                                   1,698,030

                                                                                                                    59,415,737
                                                                                                                  ------------

FOOD STORES - 0.41%
     59,300  ALBERTSON'S INCORPORATED                                                                                1,890,484
    118,700  KROGER COMPANY+                                                                                         2,924,768
     55,700  STARBUCKS CORPORATION+                                                                                    826,588
     20,600  WINN-DIXIE STORES INCORPORATED                                                                            235,870

                                                                                                                     5,877,710
                                                                                                                  ------------

FORESTRY - 0.11%
     31,500  WEYERHAEUSER COMPANY                                                                                    1,534,365
                                                                                                                  ------------

FURNITURE & FIXTURES - 0.19%
     12,700  JOHNSON CONTROLS INCORPORATED                                                                             828,548
     28,700  LEGGETT & PLATT                                                                                           559,650
     39,000  NEWELL RUBBERMAID INCORPORATED                                                                            885,690
     26,800  ROCKWELL COLLINS                                                                                          380,560

                                                                                                                     2,654,448
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 3.13%
     16,600  BIG LOTS INCORPORATED                                                                                     137,614
     12,400  DILLARDS INCORPORATED                                                                                     163,308
     48,400  DOLLAR GENERAL CORPORATION                                                                                566,280
     25,136  FAMILY DOLLAR STORES INCORPORATED                                                                         691,743
     28,900  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                 814,980
     38,500  J C PENNEY & COMPANY INCORPORATED                                                                         843,150
     71,700  KMART CORPORATION+                                                                                        501,183
     43,800  MAY DEPARTMENT STORES COMPANY                                                                           1,271,076
     48,100  SEARS ROEBUCK & COMPANY                                                                                 1,666,184
    131,600  TARGET CORPORATION                                                                                      4,179,616
     41,000  TJX COMPANIES INCORPORATED                                                                              1,348,900
    654,500  WAL-MART STORES INCORPORATED                                                                           32,397,750

                                                                                                                    44,581,784
                                                                                                                  ------------

HEALTH SERVICES - 0.54%
     78,700  HCA INCORPORATED                                                                                        3,487,197
     57,000  HEALTHSOUTH CORPORATION+                                                                                  926,820

                                       159

SHARES      SECURITY NAME                                                                                            VALUE

     15,100  MANOR CARE INCORPORATED+                                                                             $    424,310
     47,500  TENET HEALTHCARE CORPORATION+                                                                           2,833,375

                                                                                                                     7,671,702
                                                                                                                  ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
      9,000  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      74,250
                                                                                                                  ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.25%
     42,300  BED BATH & BEYOND INCORPORATED+                                                                         1,076,958
     30,700  BEST BUY COMPANY INCORPORATED+                                                                          1,395,315
     30,500  CIRCUIT CITY STORES                                                                                       366,000
     27,100  RADIOSHACK CORPORATION                                                                                    657,175

                                                                                                                     3,495,448
                                                                                                                  ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
     54,000  HILTON HOTELS CORPORATION                                                                                 423,900
     35,700  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             1,192,380

                                                                                                                     1,616,280
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.73%
     51,100  APPLE COMPUTER INCORPORATED+                                                                              792,561
    119,000  APPLIED MATERIALS INCORPORATED+                                                                         3,384,360
     49,100  BAKER HUGHES INCORPORATED                                                                               1,421,445
     11,900  BLACK & DECKER CORPORATION                                                                                371,280
     50,300  CATERPILLAR INCORPORATED                                                                                2,253,440
  1,071,500  CISCO SYSTEMS INCORPORATED+                                                                            13,050,870
    247,300  COMPAQ COMPUTER CORPORATION                                                                             2,055,063
      6,000  CUMMINS INCORPORATED                                                                                      198,000
     34,400  DEERE & COMPANY                                                                                         1,293,784
    380,800  DELL COMPUTER CORPORATION+                                                                              7,056,224
     29,800  DOVER CORPORATION                                                                                         897,278
     10,100  EATON CORPORATION                                                                                         598,021
    323,100  EMC CORPORATION+                                                                                        3,796,425
      4,600  FMC CORPORATION+                                                                                          225,354
     47,300  GATEWAY INCORPORATED+                                                                                     257,785
    284,400  HEWLETT-PACKARD COMPANY                                                                                 4,578,840
    254,400  IBM CORPORATION                                                                                        23,481,120
     24,653  INGERSOLL-RAND COMPANY                                                                                    833,271
     10,830  INTERNATIONAL GAME TECHNOLOGY+                                                                            460,275
     28,000  JABIL CIRCUIT INCORPORATED+                                                                               501,200
          2  KADANT INCORPORATED+                                                                                           26
     18,800  LEXMARK INTERNATIONAL INCORPORATED+                                                                       840,548
     58,000  MINNESOTA MINING & MANUFACTURING COMPANY                                                                5,707,200
     18,000  PALL CORPORATION                                                                                          350,100
     83,000  PALM INCORPORATED+                                                                                        121,180
     17,100  PARKER-HANNIFIN CORPORATION                                                                               589,095
     36,100  PITNEY BOWES INCORPORATED                                                                               1,380,825
     95,600  SOLECTRON CORPORATION+                                                                                  1,113,740

                                       160

SHARES      SECURITY NAME                                                                                            VALUE

     12,500  STANLEY WORKS                                                                                        $    456,875
     33,200  SYMBOL TECHNOLOGIES INCORPORATED                                                                          348,268
     68,900  UNITED TECHNOLOGIES CORPORATION                                                                         3,203,850

                                                                                                                    81,618,303
                                                                                                                  ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.41%
     38,300  AON CORPORATION                                                                                         1,608,600
     24,900  HUMANA INCORPORATED+                                                                                      300,294
     40,300  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 3,897,010

                                                                                                                     5,805,904
                                                                                                                  ------------

INSURANCE CARRIERS - 4.61%
     20,900  AETNA INCORPORATED                                                                                        603,801
     77,000  AFLAC INCORPORATED                                                                                      2,079,000
    106,100  ALLSTATE CORPORATION                                                                                    3,962,835
     15,500  AMBAC FINANCIAL GROUP INCORPORATED                                                                        848,005
    383,624  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              29,922,672
     25,700  CHUBB CORPORATION                                                                                       1,835,237
     21,900  CIGNA CORPORATION                                                                                       1,816,605
     23,500  CINCINNATI FINANCIAL CORPORATION                                                                          978,070
     49,500  CONSECO INCORPORATED                                                                                      359,370
     34,700  HARTFORD FINANCIAL SERVICES GROUP                                                                       2,038,278
     22,300  JEFFERSON-PILOT CORPORATION                                                                               991,904
     45,100  JOHN HANCOCK FINANCIAL SERVICES                                                                         1,801,745
     27,500  LINCOLN NATIONAL CORPORATION                                                                            1,282,325
     28,900  LOEWS CORPORATION                                                                                       1,337,492
     21,700  MBIA INCORPORATED                                                                                       1,085,000
    109,800  METLIFE INCORPORATED                                                                                    3,261,060
     15,700  MGIC INVESTMENT CORPORATION                                                                             1,025,838
     10,800  PROGRESSIVE CORPORATION                                                                                 1,446,120
     18,700  SAFECO CORPORATION                                                                                        567,171
     31,400  ST PAUL COMPANIES INCORPORATED                                                                          1,294,308
     18,400  TORCHMARK CORPORATION                                                                                     717,600
     46,400  UNITEDHEALTH GROUP INCORPORATED                                                                         3,085,600
     35,300  UNUMPROVIDENT CORPORATION                                                                                 891,325
      9,300  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                 1,015,095
     18,400  XL CAPITAL LIMITED                                                                                      1,453,600

                                                                                                                    65,700,056
                                                                                                                  ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
     33,100  GEORGIA-PACIFIC GROUP                                                                                     952,949
     15,300  LOUISIANA-PACIFIC CORPORATION                                                                              99,450

                                                                                                                     1,052,399
                                                                                                                  ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.31%
     66,900  AGILENT TECHNOLOGIES INCORPORATED+                                                                      1,307,895
     19,300  ALLERGAN INCORPORATED                                                                                   1,279,590
     30,900  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              753,960

                                       161

SHARES      SECURITY NAME                                                                                            VALUE

      7,400  C R BARD INCORPORATED                                                                                $    380,434
      7,900  BAUSCH & LOMB INCORPORATED                                                                                223,570
     86,700  BAXTER INTERNATIONAL INCORPORATED                                                                       4,772,835
     37,700  BECTON DICKINSON & COMPANY                                                                              1,394,900
     39,300  BIOMET INCORPORATED                                                                                     1,149,525
     58,800  BOSTON SCIENTIFIC CORPORATION+                                                                          1,205,400
     20,900  DANAHER CORPORATION                                                                                       986,062
     42,500  EASTMAN KODAK COMPANY                                                                                   1,382,525
     44,900  GUIDANT CORPORATION+                                                                                    1,728,650
     27,100  KLA-TENCOR CORPORATION+                                                                                   855,818
    176,900  MEDTRONIC INCORPORATED                                                                                  7,695,150
      6,900  MILLIPORE CORPORATION                                                                                     365,286
     14,800  PERKINELMER INCORPORATED                                                                                  388,352
     52,000  RAYTHEON COMPANY                                                                                        1,807,000
     12,500  ST JUDE MEDICAL INCORPORATED+                                                                             855,625
     28,700  STRYKER CORPORATION                                                                                     1,518,230
     13,700  TEKTRONIX INCORPORATED+                                                                                   239,613
     25,500  TERADYNE INCORPORATED+                                                                                    497,250
     26,500  THERMO ELECTRON CORPORATION+                                                                              478,325
    101,600  XEROX CORPORATION                                                                                         787,400
     28,450  ZIMMER HOLDINGS INCORPORATED+                                                                             789,488

                                                                                                                    32,842,883
                                                                                                                  ------------

METAL MINING - 0.25%
     58,000  BARRICK GOLD CORPORATION                                                                                1,006,300
     21,100  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED+                                                              231,889
     38,500  HOMESTAKE MINING COMPANY                                                                                  358,050
     26,600  INCO LIMITED CORPORATION+                                                                                 330,106
     28,600  NEWMONT MINING CORPORATION                                                                                674,960
     11,500  PHELPS DODGE CORPORATION                                                                                  316,250
     48,000  PLACER DOME INCORPORATED                                                                                  613,920

                                                                                                                     3,531,475
                                                                                                                  ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
     14,800  VULCAN MATERIALS COMPANY                                                                                  639,360
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.03%
     25,200  HASBRO INCORPORATED                                                                                       352,800
     63,100  MATTEL INCORPORATED                                                                                       988,146
     21,400  TIFFANY & COMPANY                                                                                         463,310
    283,500  TYCO INTERNATIONAL LIMITED                                                                             12,899,250

                                                                                                                    14,703,506
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 0.80%
     65,900  COSTCO WHOLESALE CORPORATION+                                                                           2,343,404
     57,600  CVS CORPORATION                                                                                         1,912,320
     43,600  OFFICE DEPOT INCORPORATED+                                                                                592,960
     66,800  STAPLES INCORPORATED+                                                                                     889,776

                                       162

SHARES      SECURITY NAME                                                                                            VALUE
     28,900  TOYS R US INCORPORATED+                                                                              $    497,947
    149,000  WALGREEN COMPANY                                                                                        5,130,070

                                                                                                                    11,366,477
                                                                                                                  ------------

MOTION PICTURES - 0.40%
    306,000  WALT DISNEY COMPANY                                                                                     5,697,720
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.56%
    193,700  AMERICAN EXPRESS COMPANY                                                                                5,628,922
     30,500  CAPITAL ONE FINANCIAL CORPORATION                                                                       1,403,915
     17,300  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                759,989
    101,400  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                  6,591,000
    146,400  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                  11,720,784
     67,900  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                    3,828,202
    124,700  MBNA CORPORATION                                                                                        3,777,163
     41,800  PROVIDIAN FINANCIAL CORPORATION                                                                           842,270
     23,900  USA EDUCATION INCORPORATED                                                                              1,981,549

                                                                                                                    36,533,794
                                                                                                                  ------------

OIL & GAS EXTRACTION - 1.12%
     36,700  ANADARKO PETROLEUM CORPORATION                                                                          1,764,536
     18,400  APACHE CORPORATION                                                                                        791,016
     31,000  BURLINGTON RESOURCES INCORPORATED                                                                       1,060,510
     18,900  DEVON ENERGY CORPORATION                                                                                  650,160
    109,200  ENRON CORPORATION                                                                                       2,973,516
     17,000  EOG RESOURCES INCORPORATED                                                                                491,810
     14,625  KERR-MCGEE CORPORATION                                                                                    759,184
     21,500  NABORS INDUSTRIES INCORPORATED+                                                                           450,855
     19,600  NOBLE DRILLING CORPORATION+                                                                               470,400
     54,200  OCCIDENTAL PETROLEUM CORPORATION                                                                        1,319,228
     13,800  ROWAN COMPANIES INCORPORATED+                                                                             170,844
     83,900  SCHLUMBERGER LIMITED                                                                                    3,834,230
     46,600  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                     1,230,240

                                                                                                                    15,966,529
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.70%
      7,700  BEMIS COMPANY INCORPORATED                                                                                306,845
      8,400  BOISE CASCADE CORPORATION                                                                                 247,800
     70,700  INTERNATIONAL PAPER COMPANY                                                                             2,460,360
     77,900  KIMBERLY-CLARK CORPORATION                                                                              4,829,800
     14,500  MEAD CORPORATION                                                                                          401,360
     23,200  PACTIV CORPORATION+                                                                                       336,168
      7,200  TEMPLE-INLAND INCORPORATED                                                                                341,928
     14,700  WESTVACO CORPORATION                                                                                      377,790
     16,100  WILLAMETTE INDUSTRIES INCORPORATED                                                                        724,339

                                                                                                                    10,026,390
                                                                                                                  ------------
                                       163

SHARES      SECURITY NAME                                                                                            VALUE
PERSONAL SERVICES - 0.14%
     24,700  CINTAS CORPORATION                                                                                   $    995,410
     26,800  H&R BLOCK INCORPORATED                                                                                  1,033,408

                                                                                                                     2,028,818
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.48%
     13,000  AMERADA HESS CORPORATION                                                                                  825,500
     10,200  ASHLAND INCORPORATED                                                                                      393,210
     93,900  CHEVRON CORPORATION                                                                                     7,958,025
     91,500  CONOCO INCORPORATED CLASS B                                                                             2,318,610
  1,010,200  EXXON MOBIL CORPORATION                                                                                39,801,880
     55,480  PHILLIPS PETROLEUM COMPANY                                                                              2,992,591
    313,900  ROYAL DUTCH PETROLEUM COMPANY                                                                          15,773,475
     12,300  SUNOCO INCORPORATED                                                                                       437,880
     80,700  TEXACO INCORPORATED                                                                                     5,245,500
     35,600  UNOCAL CORPORATION                                                                                      1,157,000
     45,200  USX-MARATHON GROUP INCORPORATED                                                                         1,209,100

                                                                                                                    78,112,771
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 0.47%
     46,700  ALCAN INCORPORATED                                                                                      1,401,000
    126,400  ALCOA INCORPORATED                                                                                      3,919,664
     11,700  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       155,961
     19,100  ENGELHARD CORPORATION                                                                                     441,210
     11,400  NUCOR CORPORATION                                                                                         452,580
     13,000  USX-US STEEL GROUP INCORPORATED                                                                           181,740
     12,500  WORTHINGTON INDUSTRIES INCORPORATED                                                                       140,625

                                                                                                                     6,692,780
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%
      9,300  AMERICAN GREETINGS CORPORATION                                                                            123,132
     12,600  DOW JONES & COMPANY INCORPORATED                                                                          572,418
     38,700  GANNETT COMPANY INCORPORATED                                                                            2,326,257
     10,700  KNIGHT-RIDDER INCORPORATED                                                                                597,595
     28,600  MCGRAW-HILL COMPANIES INCORPORATED                                                                      1,664,520
      7,300  MEREDITH CORPORATION                                                                                      234,549
     23,300  NEW YORK TIMES COMPANY                                                                                    909,399
     17,200  RR DONNELLEY & SONS COMPANY                                                                               465,260
     43,700  TRIBUNE COMPANY                                                                                         1,372,180
    260,600  VIACOM INCORPORATED CLASS B+                                                                            8,990,700

                                                                                                                    17,256,010
                                                                                                                  ------------

RAILROAD TRANSPORTATION - 0.36%
     57,300  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                1,532,775
     31,200  CSX CORPORATION                                                                                           982,800
     56,300  NORFOLK SOUTHERN CORPORATION                                                                              907,556
     36,300  UNION PACIFIC CORPORATION                                                                               1,702,470

                                                                                                                     5,125,601
                                                                                                                  ------------

                                       164

SHARES      SECURITY NAME                                                                                            VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
     10,600  COOPER TIRE & RUBBER COMPANY                                                                         $    150,944
     23,200  GOODYEAR TIRE & RUBBER COMPANY                                                                            427,576
     39,700  NIKE INCORPORATED CLASS B                                                                               1,858,357
      8,600  REEBOK INTERNATIONAL LIMITED+                                                                             178,020
     12,200  SEALED AIR CORPORATION+                                                                                   445,178
      8,500  TUPPERWARE CORPORATION                                                                                    169,490

                                                                                                                     3,229,565
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.42%
     15,400  BEAR STEARNS COMPANIES INCORPORATED                                                                       770,154
    202,900  CHARLES SCHWAB CORPORATION                                                                              2,333,350
     38,700  FRANKLIN RESOURCES INCORPORATED                                                                         1,341,729
     36,100  LEHMAN BROTHERS HOLDING INCORPORATED                                                                    2,052,285
    122,900  MERRILL LYNCH & COMPANY INCORPORATED                                                                    4,989,740
    162,900  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    7,550,415
     32,100  STILWELL FINANCIAL INCORPORATED                                                                           625,950
     18,000  T ROWE PRICE GROUP INCORPORATED                                                                           527,400

                                                                                                                    20,191,023
                                                                                                                  ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
    136,200  CORNING INCORPORATED                                                                                    1,201,284
                                                                                                                  ------------

TOBACCO PRODUCTS - 1.15%
    322,000  PHILIP MORRIS COMPANIES INCORPORATED                                                                   15,549,380
     23,900  UST INCORPORATED                                                                                          793,480

                                                                                                                    16,342,860
                                                                                                                  ------------

TRANSPORTATION BY AIR - 0.30%
     22,500  AMR CORPORATION+                                                                                          430,650
     18,000  DELTA AIRLINES INCORPORATED                                                                               474,300
     44,900  FEDEX CORPORATION+                                                                                      1,650,075
    111,500  SOUTHWEST AIRLINES INCORPORATED                                                                         1,654,660
      9,800  US AIRWAYS GROUP INCORPORATED+                                                                             45,570

                                                                                                                     4,255,255
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.88%
    127,700  BOEING COMPANY                                                                                          4,277,950
     12,800  BRUNSWICK CORPORATION                                                                                     210,816
     21,700  DANA CORPORATION                                                                                          338,520
     82,000  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                     963,500
    267,800  FORD MOTOR COMPANY                                                                                      4,646,330
     29,400  GENERAL DYNAMICS CORPORATION                                                                            2,596,608
     80,300  GENERAL MOTORS CORPORATION                                                                              3,444,870
     25,200  GENUINE PARTS COMPANY                                                                                     802,872
     15,100  GOODRICH CORPORATION                                                                                      294,148
     44,300  HARLEY-DAVIDSON INCORPORATED                                                                            1,794,150
    118,500  HONEYWELL INTERNATIONAL INCORPORATED                                                                    3,128,400
     12,900  ITT INDUSTRIES INCORPORATED                                                                               577,920

                                       165

SHARES      SECURITY NAME                                                                                            VALUE
      8,700  NAVISTAR INTERNATIONAL CORPORATION+                                                                 $    245,775
     12,500  NORTHROP GRUMMAN CORPORATION                                                                            1,262,500
     11,200  PACCAR INCORPORATED                                                                                       549,584
     26,800  ROCKWELL INTERNATIONAL CORPORATION                                                                        393,424
     20,600  TEXTRON INCORPORATED                                                                                      692,366
     18,300  TRW INCORPORATED                                                                                          545,706

                                                                                                                    26,765,439
                                                                                                                 -------------

TRANSPORTATION SERVICES - 0.04%
     19,500  SABRE HOLDINGS CORPORATION+                                                                               521,430
                                                                                                                 -------------

WATER TRANSPORTATION - 0.13%
     85,600  CARNIVAL CORPORATION                                                                                    1,884,912
                                                                                                                 -------------

WHOLESALE TRADE-DURABLE GOODS - 1.78%
     13,900  GRAINGER (W W) INCORPORATED                                                                               540,015
    443,300  JOHNSON & JOHNSON                                                                                      24,558,820
     19,200  VISTEON CORPORATION                                                                                       244,800

                                                                                                                    25,343,635
                                                                                                                 -------------

WHOLESALE TRADE - NONDURABLE GOODS - 0.98%
     15,064  AMERISOURCEBERGEN CORPORATION+                                                                          1,068,791
     10,000  BROWN-FORMAN CORPORATION                                                                                  631,800
     65,300  CARDINAL HEALTH INCORPORATED                                                                            4,828,935
     41,700  MCKESSON CORPORATION                                                                                    1,575,843
     74,000  SAFEWAY INCORPORATED+                                                                                   2,939,280
     19,400  SUPERVALU INCORPORATED                                                                                    392,462
     98,500  SYSCO CORPORATION                                                                                       2,515,688

                                                                                                                    13,952,799
                                                                                                                 -------------

TOTAL COMMON STOCK (COST $1,246,489,866)                                                                         1,381,250,505
                                                                                                                 -------------

PRINCIPAL

REAL ESTATE INVESTMENT TRUST - 0.04%
$    29,100  STARWOOD HOTELS & RESORTS OF WORLDWIDE INCORPORATED                                                       640,200
                                                                                                                  ------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $962,948)                                                                     640,200
                                                                                                                  ------------

                                       166

PRINCIPAL  SECURITY NAME                                                            INTEREST RATE  MATURITY DATE   VALUE
SHORT-TERM INVESTMENTS - 2.85%

REPURCHASE AGREEMENTS - 2.65%
$37,679,689  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY U.S. GOVERNMENT
             SECURITIES                                                                 3.50%    10/1/01          $   37,679,689
                                                                                                                  --------------

RIGHTS - 0.00%
     32,300  SEAGATE                                                                                                           0

US TREASURY OBLIGATIONS - 0.20%
  2,910,000  US TREASURY BILLS#                                                         3.42F    2/28/02                2,881,869
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $40,549,592)                                                                       40,561,558
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,288,002,406)*                          99.86%                                                            $1,422,452,263
OTHER ASSETS AND LIABILITIES, NET                0.14                                                                  1,983,703
                                               ------                                                             --------------
TOTAL NET ASSETS                               100.00%                                                            $1,424,435,966
                                               ------                                                             --------------

** YIELD TO MATURITY.
 # SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)
 + NON-INCOME EARNING SECURITIES.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,288,826
 * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,290,585,330 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 411,547,972
   GROSS UNREALIZED DEPRECIATION                                 (279,681,039)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $ 131,866,933

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                    PORTFOLIO OF INVESTMENTS-- SEPTEMBER 30, 2001

INTERNATIONAL PORTFOLIO


SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCK - 89.33%

AUSTRALIA - 0.85%
  1,695,600  TELSTRA CORPORATION LIMITED (SERVICES)                                                             $    4,384,747
                                                                                                                --------------
BELGIUM - 0.31%
     28,620  DELHAIZE LE LION SA (FOOD & KINDRED PRODUCTS)                                                           1,604,278
                                                                                                                --------------
BRAZIL - 0.50%
    102,360  TELECOMUNICACOES BRASILEIRAS SA ADR (COMMUNICATIONS)                                                    2,590,732
                                                                                                                --------------
CANADA - 0.80%
    447,430  NORANDA INCORPORATED (METAL MINING)+                                                                    4,106,915
                                                                                                                --------------
FINLAND - 3.53%
    104,600  NOKIA OYJ (SERVICES)                                                                                    1,709,929
    377,877  SONERA OYJ (SERVICES)                                                                                   1,025,526
    735,631  STORA ENSO OYJ (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                    8,206,877
    251,510  UPM-KYMMENE OYJ (SERVICES)                                                                              7,169,377

                                                                                                                    18,111,709
                                                                                                                --------------
FRANCE - 12.71%
    105,640  ACCOR SA (SERVICES)                                                                                     3,001,683
     44,790  AIR LIQUIDE (ENERGY)                                                                                    6,281,793
     55,162  COMPAGNIE DE ST GOBAIN (CAPITAL EQUIPMENT)                                                              7,585,755
     76,090  ETABLISSEMENTS ECONOMIQUES DU CASINO GUICHARD-PERRACHON SA (WHOLESALE TRADE - NONDURABLE GOODS)         5,869,388
    114,130  LAFARGE SA (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                        9,297,410
    216,140  MICHELIN COMPAGNIE GENERALE DES ETABLISSEMENTS (WHOLESALE TRADE-DURABLE GOODS)                          5,698,566
    105,639  PECHINEY SA (PRIMARY METAL INDUSTRIES)                                                                  3,992,585
     46,359  TOTAL FINA ELF (OIL & GAS EXTRACTION)                                                                   6,227,417
    434,210  USINOR SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      3,479,881
    170,380  VALEO (CAPITAL EQUIPMENT)                                                                               5,376,550
    182,048  VIVENDI UNIVERSAL (BUSINESS SERVICES)                                                                   8,430,604

                                                                                                                    65,241,632
                                                                                                                --------------
GERMANY - 7.58%
     77,287  ADIDAS-SALOMON AG (WHOLESALE TRADE - NONDURABLE GOODS)                                                  3,962,750
     40,940  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                      2,231,484
    422,610  DEUTSCHE TELEKOM AG (SERVICES)                                                                          6,577,543
    142,841  METRO AG (GENERAL MERCHANDISE STORES)                                                                   4,683,141
    238,170  PREUSSAG AG (MULTI-INDUSTRY)                                                                            5,617,831
     56,450  SAP AG (SERVICES)                                                                                       5,963,535
          1  SIEMENS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   19
    170,500  THYSSEN KRUPP AG (CAPITAL EQUIPMENT)                                                                    1,770,154
    232,480  VOLKSWAGEN AG (CAPITAL EQUIPMENT)                                                                       8,108,980

                                                                                                                    38,915,437
                                                                                                                --------------
HONG KONG - 0.24%
    381,500  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                  1,213,055
                                                                                                                --------------

                                       168

SHARES       SECURITY NAME                                                                                             VALUE
ITALY - 2.17%
  1,825,385  BANCA DI ROMA (FINANCE)                                                                            $    4,039,639
    305,850  FIAT SPA (CAPITAL EQUIPMENT)                                                                            5,348,002
    229,690  TELECOM ITALIA SPA (SERVICES)                                                                           1,734,117

                                                                                                                    11,121,758
                                                                                                                --------------
JAPAN - 23.93%
     31,600  ADVANTEST CORPORATION (CAPITAL EQUIPMENT)                                                               1,339,545
     77,400  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                     6,497,103
    153,000  FUJI PHOTO FILM COMPANY (CAPITAL EQUIPMENT)                                                             5,265,675
        323  FUJI TELEVISION NETWORK INCORPORATED (SERVICES)                                                         1,610,526
    688,000  FUJITSU LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       5,769,427
  1,029,000  HITACHI LIMITED (CAPITAL EQUIPMENT)                                                                     6,849,634
     77,000  HONDA MOTOR COMPANY LIMITED (CAPITAL EQUIPMENT)                                                         2,501,385
    146,000  ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       6,483,169
    145,000  MITSUBISHI CORPORATION (CONSTRUCTION-SPECIAL TRADE CONTRACTORS)                                         1,037,018
    705,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 2,444,094
    572,000  NEC CORPORATION (CAPITAL EQUIPMENT)                                                                     4,671,837
  1,033,000  NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          5,488,868
  1,695,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                     2,162,679
      1,580  NIPPON TELEGRAPH & TELEPHONE CORPORATION (NTT) (COMMUNICATIONS)                                         7,374,128
        929  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                         4,873,876
    660,000  NISSAN MOTOR COMPANY LIMITED (SERVICES)                                                                 2,753,462
        610  NTT DOCOMO INCORPORATED (SERVICES)                                                                      8,243,934
     15,900  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           980,987
    602,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     5,407,033
     64,300  SONY CORPORATION (CAPITAL EQUIPMENT)                                                                    2,369,487
    628,000  SUMITOMO BANK LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                               4,501,905
    867,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         3,114,882
    170,900  TOKYO ELECTRON LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         5,996,490
    112,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,057,668
    336,000  TOSHIBA CORPORATION (CAPITAL EQUIPMENT)                                                                 1,286,124
    233,900  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     6,008,007
      1,154  UFJ HOLDINGS INCORPORATED (FOREIGN DEPOSITORY INSTITUTIONS)                                             5,734,642
    318,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                              6,339,712
    705,000  YASUDA FIRE & MARINE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                     4,734,323

                                                                                                                   122,897,620
                                                                                                                --------------

NETHERLANDS - 2.47%
    170,850  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                    5,111,310
    101,253  ING GROEP NV (FINANCE)                                                                                  2,713,825
     97,058  ROYAL DUTCH PETROLEUM COMPANY (ENERGY)                                                                  4,881,009

                                                                                                                    12,706,144
                                                                                                                --------------

                                       169

SHARES       SECURITY NAME                                                                                             VALUE
SINGAPORE - 1.02%
  2,274,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (CAPITAL EQUIPMENT)+                                 $    3,990,964
  1,218,480  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                   1,248,598

                                                                                                                     5,239,562
                                                                                                                --------------
SPAIN - 2.83%
    101,940  BANKINTER SA (FOREIGN DEPOSITORY INSTITUTIONS)                                                          2,883,553
    168,550  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                           2,617,188
    814,660  TELEFONICA SA (COMMUNICATIONS)+                                                                         9,006,933

                                                                                                                    14,507,674
                                                                                                                --------------
Sweden - 4.87%
    419,776  ATLAS COPCO AB A SHARES (CAPITAL EQUIPMENT)                                                             7,319,005
    574,630  ELECTROLUX AB SERIES B (CAPITAL EQUIPMENT)                                                              5,979,058
    365,690  SANDVIK AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     6,615,945
  1,406,732  TELEFONAKTIEBOLAGET LM ERICSSON B SHARES (ELECTRONIC & OTHER ELECTRONIC EQUIPMENT EXCEPT COMPUTERS)     5,090,028

                                                                                                                    25,004,036
                                                                                                                --------------
SWITZERLAND - 5.82%
    161,900  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               6,339,711
    181,050  ROCHE HOLDING AG (WHOLESALE TRADE - NONDURABLE GOODS)                                                  12,991,983
     80,800  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                              4,083,686
    138,281  UBS AG (FINANCE)                                                                                        6,467,005

                                                                                                                    29,882,385
                                                                                                                --------------
UNITED KINGDOM - 19.70%
    567,330  ARM HOLDINGS PLC (CAPITAL EQUIPMENT)+                                                                   1,953,191
    139,688  ASML HOLDING NV (CAPITAL EQUIPMENT)+                                                                    1,554,577
    823,220  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                4,004,730
    119,020  BARCLAYS PLC (FINANCE)                                                                                  3,272,827
    464,900  BOC GROUP PLC (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                     6,405,605
    985,750  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                     8,142,025
    554,880  BRITISH LAND COMPANY PLC (FINANCE)                                                                      3,425,135
  1,697,882  BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                         8,484,294
    117,563  GLAXOSMITHKLINE PLC (WHOLESALE TRADE-DURABLE GOODS)                                                     3,317,426
    586,670  GREAT UNIVERSAL STORES PLC (SERVICES)                                                                   4,656,043
    702,800  HANSON PLC (CAPITAL EQUIPMENT)                                                                          4,914,053
    942,830  HBOS PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                             10,170,885
    469,626  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                          1,974,002
  1,336,786  KINGFISHER PLC (WHOLESALE TRADE-DURABLE GOODS)                                                          6,090,501
    371,450  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                  3,548,485
    159,080  PRUDENTIAL CORPORATION PLC (INSURANCE CARRIERS)                                                         1,636,601
  1,551,930  RENTOKIL INITIAL PLC (SERVICES)                                                                         5,610,952
    317,270  RIO TINTO PLC (METAL MINING)                                                                            4,989,328

                                       170

SHARES       SECURITY NAME                                                                                             VALUE
  1,805,350  ROLLS-ROYCE PLC (BUSINESS SERVICES/COMPUTER SOFTWARE)                                              $    3,449,325
  4,020,840  TELEWEST COMMUNICATIONS PLC (SERVICES)+                                                                 1,772,831
  5,356,583  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                 11,808,872

                                                                                                                   101,181,688
                                                                                                                --------------

TOTAL COMMON STOCK (COST $579,749,894)                                                                             458,709,372
                                                                                                                --------------
PRINCIPAL                                                                INTEREST RATE   MATURITY DATE
SHORT TERM INSTRUMENTS - 12.25%

REPURCHASE AGREEMENTS - 11.86%
$60,900,650  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES                                            3.40%         10/1/01      60,900,650

SHARES

CASH MANAGEMENT ACCOUNTS - 0.39%

  2,020,137 WFFT 100% TREASURY MONEY MARKET FUND~                                                         2,020,137


TOTAL SHORT-TERM INSTRUMENTS (COST $62,920,787)                                                          62,920,787


TOTAL INVESTMENTS IN SECURITIES
(COST $642,670,681)*                           101.58%                                               $  521,630,159
OTHER ASSETS AND LIABILITIES, NET               (1.58)                                                   (8,100,442)
                                               ------                                                ---------------
TOTAL NET ASSETS                               100.00%                                               $  513,529,717
                                               ------                                                ---------------

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
  PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $647,388,836 AND THE NET UNREALIZED DEPRECIATION CONSISTS OF:

  GROSS UNREALIZED APPRECIATION                             $     24,235,689
  GROSS UNREALIZED DEPRECIATION                                 (149,994,366)
  NET UNREALIZED DEPRECIATION                               $   (125,758,677)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY PORTFOLIO

SHARES        SECURITY NAME                                                                                           VALUE
COMMON STOCK - 92.33%

AUSTRALIA - 4.10%
    767,206  BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                                        $    3,248,547
  1,846,700  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                        4,547,647
    445,900  NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     2,728,657
     78,700  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                35,343

                                                                                                                    10,560,194
                                                                                                                --------------
BRAZIL - 0.73%
    126,400  ARACRUZ CELULOSE SA ADR (PAPER & ALLIED PRODUCTS)                                                       1,877,040
                                                                                                                --------------
FRANCE - 9.33%
     44,712  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                 5,823,064
    103,500  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                            2,222,624
    184,600  SUEZ SA (MULTI-INDUSTRY)                                                                                6,136,297
     48,300  TOTAL FINA ELF SA (OIL & GAS EXTRACTION)                                                                6,488,152
     72,100  VIVENDI UNIVERSAL (BUSINESS SERVICES)                                                                   3,338,936

                                                                                                                    24,009,073
                                                                                                                --------------
GERMANY - 6.81%
     24,600  ALLIANZ AG (INSURANCE CARRIERS)                                                                         5,578,485
     43,500  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                      2,371,020
    104,700  METRO AG (GENERAL MERCHANDISE STORES)                                                                   3,432,662
     47,800  SIEMENS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,802,229
     84,700  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             4,350,552

                                                                                                                    17,534,948
                                                                                                                --------------
HONG KONG - 2.81%
    449,325  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              3,499,784
    720,930  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                  2,292,341
    767,949  CITIC PACIFIC LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTEREQUIPMENT)                           1,447,385

                                                                                                                     7,239,510
                                                                                                                --------------
HUNGARY - 0.57%
    568,600  MAGYAR TAVKOZLESI RT (COMMUNICATIONS)                                                                   1,466,483
                                                                                                                --------------
IRELAND - 1.63%
    102,400  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                       4,195,328
                                                                                                                --------------
ITALY - 2.54%
    261,600  ENI SPA (OIL & GAS EXTRACTION)                                                                          3,247,248
    312,800  SAN PAOLO - IMI SPA (NONDEPOSITORY CREDIT INSTITUTIONS)                                                 3,281,717

                                                                                                                     6,528,965
                                                                                                                --------------
JAPAN - 15.62%
      9,200  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                       772,265
    112,625  CANON INCORPORATED (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)                                                                3,091,444
     91,855  FUJI PHOTO FILM COMPANY (CAPITAL EQUIPMENT)                                                             3,161,298
      1,120  JAPAN TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                          3,487,954

                                       172

SHARES        SECURITY NAME                                                                                           VALUE
     90,085  KONAMI CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &COMPONENTS, EXCEPT COMPUTER EQUIPMENT)$    2,189,172
    521,535  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 1,808,058
    510,970  NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          2,715,050
     49,980  NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       7,178,357
    312,920  NIPPON SHEET GLASS COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             1,176,766
     74,570  SECOM COMPANY LIMITED (SECURITY SYSTEMS SERVICES)                                                       3,843,362
     90,240  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               3,651,110
    142,700  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     3,665,424
    268,960  USHIO INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)    3,452,025

                                                                                                                    40,192,285
                                                                                                                --------------
KOREA, REPUBLIC OF - 0.82%
    115,900  KOREA TELECOM CORPORATION SP ADR (COMMUNICATIONS)                                                       2,119,811
                                                                                                                --------------
MEXICO - 3.81%
  1,501,700  AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                                 1,116,051
  1,579,500  GRUPO TELEVISA SA - SERIES CPO (COMMUNICATIONS)+                                                        2,276,348
  1,501,700  TELEFONOS DE MEXICO SA DE CV - SERIES L (COMMUNICATIONS)                                                2,426,267
  1,902,200  WAL-MART DE MEXICO SA DE CV - SERIES V (GENERAL MERCHANDISE STORES)                                     3,981,154

                                                                                                                     9,799,820
                                                                                                                --------------
NETHERLANDS - 5.98%
     22,400  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                               913,715
    208,500  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                              4,044,525
    177,800  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                          4,938,709
    109,200  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                 5,487,300

                                                                                                                    15,384,249
                                                                                                                --------------
SINGAPORE - 1.19%
    560,580  DBS GROUP HOLDINGS LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                          3,062,602
                                                                                                                --------------
SPAIN - 3.50%
    755,800  BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                    5,795,632
    290,651  TELEFONICA SA (COMMUNICATIONS)+                                                                         3,213,456

                                                                                                                     9,009,088
                                                                                                                --------------
SWEDEN - 3.35%
     35,200  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     7,512,434
    315,500  TELEFONAKTIEBOLAGET LM ERICSSON ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                              1,101,095

                                                                                                                     8,613,529
                                                                                                                --------------
SWITZERLAND - 5.35%
     57,300  ADECCO SA (BUSINESS SERVICES)                                                                           1,953,103
     16,150  JULIUS BAER HOLDING LIMITED ZURICH (HOLDING & OTHER INVESTMENT OFFICES)                                 4,810,472
    159,900  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               6,261,395
      7,400  SWISS REINSURANCE (FINANCIAL)                                                                             727,860

                                                                                                                    13,752,830
                                                                                                                --------------

                                       173

SHARES        SECURITY NAME                                                                                           VALUE
TAIWAN - 1.44%
    355,000  ASE TEST LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                               $    2,733,500
    607,367  RITEK CORPORATION GDR (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            975,007

                                                                                                                     3,708,507
                                                                                                                --------------
UNITED KINGDOM - 22.75%
    394,500  AMVESCAP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              4,220,926
    158,300  ARM HOLDINGS PLC ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                             1,670,065
    583,200  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                2,837,101
    607,900  BOOTS COMPANY PLC (RETAIL)                                                                              5,575,015
    511,200  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                     4,222,372
    287,800  BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                         1,438,133
    472,700  COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                            3,296,485
    484,700  DIAGEO PLC (EATING & DRINKING PLACES)                                                                   5,089,845
     88,800  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                   4,983,456
    387,620  HSBC HOLDINGS PLC (NONDEPOSITORY CREDIT INSTITUTIONS)                                                   4,062,827
    388,300  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                  3,709,455
     90,400  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                     1,845,064
    366,900  ROYAL BANK OF SCOTLAND GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                      8,077,721
    187,500  SHIRE PHARMACEUTICALS GROUP (CHEMICALS & ALLIED PRODUCTS)+                                              2,535,236
     30,800  SHIRE PHARMACEUTICALS GROUP PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                      1,241,240
  1,687,000  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                  3,719,081

                                                                                                                    58,524,022
                                                                                                                --------------

TOTAL COMMON STOCK (COST $315,707,438)                                                                             237,578,284
                                                                                                                --------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
CORPORATE BOND - 0.10%
$   318,000  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+F (COST $318,000)                      4.25%       9/1/08        266,723
                                                                                                                -------------

SHORT-TERM INVESTMENTS - 7.36%

REPURCHASE AGREEMENTS - 7.36%
 18,936,058  BANKAMERICA NT & SA - 102% COLLATERALIZED BY USGOVERNMENT SECURITIES+         3.40       10/1/01     18,936,058
                                                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,936,058)                                                                    18,936,058
                                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $334,961,496)*                            99.79%                                                          $ 256,781,065
OTHER ASSETS AND LIABILITIES, NET                0.21%                                                                533,169
                                               ------                                                           -------------
TOTAL NET ASSETS                               100.00%                                                          $ 257,314,234
                                               ------                                                           -------------

 + NON-INCOME EARNING SECURITIES.
F SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDERRULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $335,075,718 AND NETUNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $  7,744,409
   GROSS UNREALIZED DEPRECIATION                                  (86,039,062)
                                                                 -------------
   NET UNREALIZED DEPRECIATION                                   $(78,294,653)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   LARGE CAP APPRECIATION PORTFOLIO

SHARES      SECURITY NAME                                                                                              VALUE
COMMON STOCK - 93.38%

APPAREL & ACCESSORY STORES - 0.48%
      6,800  KOHL'S CORPORATION+                                                                                $      326,400
                                                                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.53%
      6,900  AUTOZONE INCORPORATED+                                                                                    357,834
                                                                                                                --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
     20,700  HOME DEPOT INCORPORATED                                                                                   794,259
                                                                                                                --------------
BUSINESS SERVICES - 5.54%
     72,200  CENDANT CORPORATION+                                                                                      924,160
      8,600  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                            221,364
     15,800  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       909,764
     50,200  ORACLE CORPORATION+                                                                                       631,516
     17,900  VERISIGN INCORPORATED+                                                                                    750,010
     18,100  VERITAS SOFTWARE CORPORATION+                                                                             333,764

                                                                                                                     3,770,578
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 10.49%
     14,500  AMERICAN HOME PRODUCTS CORPORATION                                                                        844,625
     11,100  ANDRX GROUP+                                                                                              720,612
      4,400  BARR LABORATORIES INCORPORATED+                                                                           347,864
     10,300  FOREST LABORATORIES INCORPORATED+                                                                         743,042
     23,500  GENENTECH INCORPORATED+                                                                                 1,034,000
     18,300  IDEC PHARMACEUTICALS CORPORATION+                                                                         907,131
     19,700  KING PHARMACEUTICALS INCORPORATED+                                                                        826,415
     43,000  PFIZER INCORPORATED                                                                                     1,724,300

                                                                                                                     7,147,989
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 13.64%
     16,000  BANK OF AMERICA CORPORATION                                                                               934,400
     21,700  BB&T CORPORATION                                                                                          790,965
     25,305  CHARTER ONE FINANCIAL INCORPORATED                                                                        714,107
     34,400  CITIGROUP INCORPORATED                                                                                  1,393,200
     13,100  FIFTH THIRD BANCORP                                                                                       805,388
     14,600  GOLDEN WEST FINANCIAL CORPORATION                                                                         848,260
      9,800  J P MORGAN CHASE & COMPANY                                                                                334,670
     29,500  KEYCORP                                                                                                   712,130
     11,600  NATIONAL COMMERCE FINANCIAL CORPORATION                                                                   302,760
     24,900  WACHOVIA CORPORATION                                                                                      771,900
     22,200  WASHINGTON MUTUAL INCORPORATED                                                                            854,256
     18,700  WELLS FARGO & COMPANY++                                                                                   831,215

                                                                                                                     9,293,251
                                                                                                                --------------

                                       175

SHARES      SECURITY NAME                                                                                              VALUE
EATING & DRINKING PLACES - 1.16%
     20,200 TRICON GLOBAL RESTAURANTS INCORPORATED+                                                             $      792,244
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 8.21%
     17,700  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              765,171
     34,900  CALPINE CORPORATION+                                                                                      796,069
     13,000  DOMINION RESOURCES INCORPORATED                                                                           771,550
     23,800  DUKE ENERGY CORPORATION                                                                                   900,830
     24,700  DYNEGY INCORPORATED                                                                                       855,855
     25,400  WASTE MANAGEMENT INCORPORATED                                                                             679,196
     29,300  XCEL ENERGY INCORPORATED                                                                                  824,795

                                                                                                                     5,593,466
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.44%
     22,200  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                              437,562
     51,300  GENERAL ELECTRIC COMPANY                                                                                1,908,360

                                                                                                                     2,345,922
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.23%
     13,600  QUEST DIAGNOSTICS INCORPORATED+                                                                           839,120
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.25%
     19,500  LOCKHEED MARTIN CORPORATION                                                                               853,125
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 3.05%
     19,300  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     808,284
     26,200  PEPSICO INCORPORATED                                                                                    1,270,700

                                                                                                                     2,078,984
                                                                                                                --------------
FOOD STORES - 2.60%
     26,100  ALBERTSON'S INCORPORATED                                                                                  832,068
     38,000  KROGER COMPANY+                                                                                           936,320

                                                                                                                     1,768,388
                                                                                                                --------------
GENERAL MERCHANDISE STORES - 2.07%
     21,700  TARGET CORPORATION                                                                                        689,192
     22,000  TJX COMPANIES INCORPORATED                                                                                723,800
                                                                                                                     1,412,992
                                                                                                                --------------
HEALTH SERVICES - 5.05%
     23,400  HCA THE HEALTHCARE COMPANY INCORPORATED                                                                 1,036,854
     11,600  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               937,860
     24,600  TENET HEALTHCARE CORPORATION+                                                                           1,467,390

                                                                                                                     3,442,104
                                                                                                                --------------

                                       176

SHARES        SECURITY NAME                                                                                            VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.08%
     16,200  BEST BUY COMPANY INCORPORATED+                                                                     $      736,290
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.00%
      7,400  IBM CORPORATION                                                                                           683,020
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.83%
     13,500  AON CORPORATION                                                                                           567,000
                                                                                                                --------------
INSURANCE CARRIERS - 7.35%
     28,700  AFLAC INCORPORATED                                                                                        774,900
     19,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,528,800
     11,800  HARTFORD FINANCIAL SERVICES GROUP                                                                         693,132
     11,800  MGIC INVESTMENT CORPORATION                                                                               771,012
     10,700  UNITEDHEALTH GROUP INCORPORATED                                                                           711,550
      4,800  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                   523,920

                                                                                                                     5,003,314
                                                                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.48%
     10,400  ALLERGAN INCORPORATED                                                                                     689,520
     18,100  BAXTER INTERNATIONAL INCORPORATED                                                                         996,405

                                                                                                                     1,685,925
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.77%
     11,500  TYCO INTERNATIONAL LIMITED                                                                                523,250
                                                                                                                --------------
MISCELLANEOUS RETAIL - 0.52%
     10,700  CVS CORPORATION                                                                                           355,240
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.63%
     12,900  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                    838,500
     10,600  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                     848,636
      9,500  USA EDUCATION INCORPORATED                                                                                787,645

                                                                                                                     2,474,781
                                                                                                                --------------
PERSONAL SERVICES - 1.14%
     20,100  H&R BLOCK INCORPORATED                                                                                    775,056
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.74%
     27,500  EXXON MOBIL CORPORATION                                                                                 1,083,500
     15,500  ROYAL DUTCH PETROLEUM COMPANY                                                                             778,875

                                                                                                                     1,862,375
                                                                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.17%
     13,700  MCGRAW-HILL COMPANIES INCORPORATED                                                                        797,340
                                                                                                                --------------

                                       177

SHARES        SECURITY NAME                                                                                           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.82%
      9,800  LEHMAN BROTHERS HOLDING INCORPORATED                                                               $      557,130
                                                                                                                --------------

TOBACCO PRODUCTS - 1.32%
     18,600  PHILIP MORRIS COMPANIES INCORPORATED                                                                      898,194
                                                                                                                --------------

TRANSPORTATION EQUIPMENT - 2.43%
      9,500  GENERAL DYNAMICS CORPORATION                                                                              839,040
     20,200  HARLEY-DAVIDSON INCORPORATED                                                                              818,100

                                                                                                                     1,657,140
                                                                                                                --------------

WHOLESALE TRADE - DURABLE GOODS - 1.57%
     19,300  JOHNSON & JOHNSON                                                                                       1,069,220
                                                                                                                --------------

WHOLESALE TRADE - NONDURABLE GOODS - 4.62%
      9,500  CARDINAL HEALTH INCORPORATED                                                                              702,525
     22,100  MCKESSON CORPORATION                                                                                      835,159
     17,400  SAFEWAY INCORPORATED+                                                                                     691,128
     35,900  SYSCO CORPORATION                                                                                         916,886

                                                                                                                     3,145,698
                                                                                                                --------------
TOTAL COMMON STOCK (COST $67,240,953)                                                                               63,607,629
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUST - 3.80%
     27,000  EQUITY OFFICE PROPERTIES TRUST                                                                            864,000
     15,200  EQUITY RESIDENTIAL PROPERTIES TRUST                                                                       887,680
     21,000  VORNADO REALTY TRUST                                                                                      833,700
TOTAL REAL ESTATE INVESTMENT TRUST (COST $2,588,313)                                                                 2,585,380
                                                                                                                --------------

PRINCIPAL                                                                       INTEREST RATE    MATURITY DATE
SHORT TERM INVESTMENTS - 2.96%

US TREASURY BILLS - 0.00%
$    1,000  US TREASURY BILLS                                                        3.36%^        11/29/01                996
                                                                                                                --------------

REPURCHASE AGREEMENTS - 2.96%
 2,018,701  BANKAMERICA NT & SA - 102% COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                                                    3.40           10/1/01          2,018,701
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,019,696)                                                                       2,019,697
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $71,848,962)*                            100.14%                                                          $   68,212,706
OTHER ASSETS AND LIABILITIES, NET               (0.14)                                                                 (98,071)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $   68,114,635
                                               ------                                                           --------------

 ^  YIELD TO MATURITY.
 + NON-INCOME PRODUCING SECURITIES.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $870,907.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $     783,099
   GROSS UNREALIZED DEPRECIATION                                   (4,419,355)
                                                                --------------
   NET UNREALIZED DEPRECIATION                                  $  (3,636,256)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   LARGE COMPANY GROWTH PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 96.34%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.03%
    421,300  FASTENAL COMPANY                                                                                   $   24,005,674
  3,619,917  HOME DEPOT INCORPORATED                                                                               138,896,215

                                                                                                                   162,901,889
                                                                                                                --------------
BUSINESS SERVICES - 27.50%
  1,695,000  AOL TIME WARNER INCORPORATED+                                                                          56,104,500
    867,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                 40,802,496
    636,600  CONCORD EFS INCORPORATED+                                                                              31,161,570
  1,098,400  DST SYSTEMS INCORPORATED+                                                                              47,505,800
  1,795,600  FIRST DATA CORPORATION                                                                                104,611,656
  1,884,468  FISERV INCORPORATED+                                                                                   64,279,204
  4,044,400  IMS HEALTH INCORPORATED                                                                               101,312,220
  2,951,160  MICROSOFT CORPORATION+                                                                                151,010,857
  1,455,400  SUNGARD DATA SYSTEMS INCORPORATED+                                                                     34,012,698
    333,100  VERITAS SOFTWARE CORPORATION+                                                                           6,142,364

                                                                                                                   636,943,365
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 7.63%
    433,700  MERCK & COMPANY INCORPORATED                                                                           28,884,420
  3,683,375  PFIZER INCORPORATED                                                                                   147,703,338

                                                                                                                   176,587,758
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 2.00%
  1,016,600  STATE STREET CORPORATION                                                                               46,255,300
                                                                                                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.87%
  4,843,900  INTEL CORPORATION                                                                                      98,767,121
  1,010,600  JDS UNIPHASE CORPORATION+                                                                               6,386,992
  3,443,200  NOKIA CORPORATION ADR                                                                                  53,886,080

                                                                                                                   159,040,193
                                                                                                                --------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.79%
  2,788,410  PAYCHEX INCORPORATED                                                                                   87,862,799
                                                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.31%
  5,098,000  CISCO SYSTEMS INCORPORATED+                                                                            62,093,640
  2,760,200  EMC CORPORATION+                                                                                       32,432,350
  4,421,000  SOLECTRON CORPORATION+                                                                                 51,504,650

                                                                                                                   146,030,640
                                                                                                                --------------

INSURANCE CARRIERS - 5.92%
  1,756,216  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             136,984,848
                                                                                                                --------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.02%
  3,203,800  MEDTRONIC INCORPORATED                                                                                139,365,300
                                                                                                                --------------

                                       179

SHARES        SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 4.94%
  3,217,000 COSTCO WHOLESALE CORPORATION+                                                                       $  114,396,520
                                                                                                                --------------
OIL & GAS EXTRACTION - 0.97%
    823,200  ENRON CORPORATION                                                                                      22,415,736
                                                                                                                --------------
PERSONAL SERVICES - 2.66%
  1,528,050  CINTAS CORPORATION                                                                                     61,580,415
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 11.25%
  7,240,786  CHARLES SCHWAB CORPORATION                                                                             83,269,051
  1,641,350  GOLDMAN SACHS GROUP INCORPORATED                                                                      117,110,323
    542,800  MORGAN STANLEY DEAN WITTER & COMPANY                                                                   25,158,780
  1,196,000  T ROWE PRICE GROUP INCORPORATED                                                                        35,042,800

                                                                                                                   260,580,954
                                                                                                                --------------
WHOLESALE TRADE - NONDURABLE GOODS - 3.45%
  1,081,400  CARDINAL HEALTH INCORPORATED                                                                           79,969,530
                                                                                                                --------------
TOTAL COMMON STOCK (COST $2,249,389,483)                                                                         2,230,915,247
                                                                                                                --------------
WARRANTS - 0.00%
      1,286  ACCLAIM ENTERTAINMENT INCORPORATED                                                                              0
      2,954  PER-SE TECHNOLOGIES INCORPORATED                                                                              147

TOTAL WARRANTS (COST $0)                                                                                                   147
                                                                                                                --------------
SHORT-TERM INVESTMENTS - 3.70%

REPURCHASE AGREEMENTS -  3.70%


PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
$85,631,378  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES                                                      3.40%        10/1/01        85,631,378
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $85,631,378)                                                                     85,631,378
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,335,020,861)*                         100.04%                                                          $2,316,546,772
OTHER ASSETS AND LIABILITIES, NET               (0.04)                                                                (923,590)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $2,315,623,182
                                               ------                                                           --------------

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,337,002,941 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 560,870,501
   GROSS UNREALIZED DEPRECIATION                                 (581,326,670)
                                                                -------------
   NET UNREALIZED DEPRECIATION                                  $ (20,456,169)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL CAP INDEX PORTFOLIO

SHARES          SECURITY NAME                                                                  VALUE
COMMON STOCK - 91.83%

AGRICULTURAL PRODUCTION-CROPS - 0.19%
     16,600  DELTA & PINE LAND COMPANY                                                     $     281,868
                                                                                           -------------
AMUSEMENT & RECREATION SERVICES - 0.78%
      6,400  ANCHOR GAMING+                                                                      265,600
     12,372  ARGOSY GAMING COMPANY+                                                              324,146
     12,400  BALLY TOTAL FITNESS HOLDING CORPORATION+                                            251,844
     11,200  PINNACLE ENTERTAINMENT INCORPORATED+                                                 66,640
     13,700  WMS INDUSTRIES INCORPORATED+                                                        239,613

                                                                                               1,147,843
                                                                                           -------------
APPAREL & ACCESSORY STORES - 1.69%
     12,400  ANNTAYLOR STORES CORPORATION+                                                       271,808
      5,700  ASHWORTH INCORPORATED+                                                               32,718
     19,000  BURLINGTON COAT FACTORY WAREHOUSE                                                   267,900
     10,700  CATO CORPORATION                                                                    160,072
     11,500  CHICO'S FAS INCORPORATED+                                                           270,825
      7,000  CHRISTOPHER & BANKS CORPORATION+                                                    210,770
      7,900  DRESS BARN INCORPORATED+                                                            176,170
      5,500  FACTORY 2-U STORES INCORPORATED+                                                     77,000
      8,600  FOOTSTAR INCORPORATED+                                                              297,560
     13,900  GOODY'S FAMILY CLOTHING INCORPORATED+                                                42,395
     11,100  GYMBOREE CORPORATION+                                                                74,370
      8,700  HOT TOPIC INCORPORATED+                                                             218,370
     14,000  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                         192,500
      9,300  WET SEAL INCORPORATED+                                                              171,213

                                                                                               2,463,671
                                                                                           -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.52%
      2,800  HAGGAR CORPORATION                                                                   31,640
      9,800  KELLWOOD COMPANY                                                                    181,300
     14,200  NAUTICA ENTERPRISES INCORPORATED+                                                   168,128
      5,300  OSHKOSH B'GOSH INCORPORATED                                                         137,800
     11,800  PHILLIPS-VAN HEUSEN CORPORATION                                                     116,820
      9,800  QUIKSILVER INCORPORATED+                                                            121,030

                                                                                                 756,718
                                                                                           -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.96%
     23,800  COPART INCORPORATED+                                                                666,638
      7,200  DISCOUNT AUTO PARTS INCORPORATED+                                                    99,360
     22,200  O'REILLY AUTOMOTIVE INCORPORATED+                                                   636,030

                                                                                               1,402,028
                                                                                           -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.19%
     15,400  CENTRAL PARKING CORPORATION                                                         215,446
      6,400  MIDAS INCORPORATED                                                                   63,360

                                                                                                 278,806
                                                                                           -------------

                                      181

SHARES        SECURITY NAME                                                                      VALUE
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.67%
     32,500  D R HORTON INCORPORATED                                                       $     677,950
     10,400  MDC HOLDINGS INCORPORATED                                                           288,288
      3,500  NVR INCORPORATED+                                                                   491,785
      5,800  RYLAND GROUP INCORPORATED                                                           276,602
     13,000  STANDARD PACIFIC CORPORATION                                                        253,630
     15,700  TOLL BROTHERS INCORPORATED+                                                         465,819

                                                                                               2,454,074
                                                                                           -------------
BUSINESS SERVICES - 6.17%
      8,600  AARON RENTS INCORPORATED                                                            133,300
     10,200  ABM INDUSTRIES INCORPORATED                                                         263,262
     11,800  ADMINISTAFF INCORPORATED+                                                           306,800
      8,800  ADVO INCORPORATED+                                                                  299,200
     17,900  AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                                           214,979
     10,400  ANALYSTS INTERNATIONAL CORPORATION                                                   31,720
     12,500  ARBITRON INCORPORATED+                                                              327,000
     13,200  ASPEN TECHNOLOGY INCORPORATED+                                                      132,000
     16,100  AVANT! CORPORATION+                                                                  47,656
      9,100  BARRA INCORPORATED+                                                                 382,382
      5,200  BROOKTROUT INCORPORATED+                                                             17,108
     13,900  CAPTARIS INCORPORATED+                                                               29,051
      9,400  CARREKER CORPORATION+                                                                71,346
     15,000  CERNER CORPORATION+                                                                 742,500
     24,500  CIBER INCORPORATED+                                                                 154,350
     18,700  COGNEX CORPORATION+                                                                 366,894
      9,000  COMPUTER TASK GROUP INCORPORATED+                                                    18,000
     17,000  DENDRITE INTERNATIONAL INCORPORATED+                                                134,980
     10,300  EPRESENCE INCORPORATED+                                                              31,827
     14,200  FACTSET RESEARCH SYSTEMS INCORPORATED                                               344,492
      9,500  FAIR ISAAC AND COMPANY INCORPORATED                                                 448,685
     15,200  FILENET CORPORATION+                                                                153,064
      9,500  GERBER SCIENTIFIC INCORPORATED                                                       99,750
      5,700  HALL KINION & ASSOCIATES INCORPORATED+                                               27,645
      8,300  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                    118,441
     14,900  HNC SOFTWARE INCORPORATED+                                                          278,630
     13,900  HYPERION SOLUTIONS CORPORATION+                                                     185,704
     12,500  INFORMATION RESOURCES INCORPORATED+                                                  79,375
      5,000  INSURANCE AUTO AUCTIONS INCORPORATED+                                                67,500
      5,400  KRONOS INCORPORATED+                                                                221,670
     17,400  LABOR READY INCORPORATED+                                                            55,506
      6,300  MAPINFO CORPORATION+                                                                 45,990
      6,600  MEMBERWORKS INCORPORATED+                                                           135,762
     16,200  MIDWAY GAMES INCORPORATED+                                                          196,182
      9,500  MRO SOFTWARE INCORPORATED+                                                           96,900
     14,400  NATIONAL DATA CORPORATION                                                           518,400
      9,400  NETWORK EQUIPMENT TECHNOLOGIES INCORPORATED+                                         28,200

                                      182
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
SHARES         SECURITY NAME                                                                     VALUE
      9,800  ON ASSIGNMENT INCORPORATED+                                                   $     157,584
      8,200  PC-TEL INCORPORATED+                                                                 61,500
     13,700  PENTON MEDIA INCORPORATED                                                            48,635
     10,800  PHOENIX TECHNOLOGIES LIMITED+                                                       108,324
     15,200  PROGRESS SOFTWARE CORPORATION+                                                      212,648
      6,700  QRS CORPORATION+                                                                     56,280
     11,900  RADIANT SYSTEMS INCORPORATED+                                                       121,380
      7,400  RADISYS CORPORATION+                                                                 88,800
      7,001  ROXIO INCORPORATED+                                                                 106,415
     35,100  SONICBLUE INCORPORATED+                                                              38,259
     25,100  SPHERION CORPORATION+                                                               180,720
      5,900  SPSS INCORPORATED+                                                                  101,539
      6,000  STARTEK INCORPORATED+                                                               104,940
     14,100  SYSTEMS & COMPUTER TECHNOLOGY CORPORATION+                                          126,900
     14,671  TAKE-TWO INTERACTIVE SOFTWARE+                                                      103,724
      9,200  THQ INCORPORATED+                                                                   396,980
     14,900  VERITY INCORPORATED+                                                                150,490
      6,500  VOLT INFORMATION SCIENCES INCORPORATED+                                              77,870

                                                                                               9,049,239
                                                                                           -------------
CHEMICALS & ALLIED PRODUCTS - 4.03%
     27,600  ADVANCED TISSUE SCIENCES INCORPORATED+                                               97,980
     17,300  ALPHARMA INCORPORATED                                                               498,240
      9,500  ARCH CHEMICALS INCORPORATED                                                         209,950
      8,700  ARQULE INCORPORATED+                                                                 90,915
      9,800  BRADY CORPORATION                                                                   292,040
     11,000  CAMBREX CORPORATION                                                                 368,830
      6,100  CHEMFIRST INCORPORATED                                                              123,098
     13,600  GEORGIA GULF CORPORATION                                                            218,552
     14,100  IDEXX LABORATORIES INCORPORATED+                                                    329,517
     13,500  MACDERMID INCORPORATED                                                              171,990
     13,000  MEDICIS PHARMACEUTICAL CORPORATION+                                                 649,740
      9,000  MGI PHARMA INCORPORATED+                                                            120,330
     11,200  MISSISSIPPI CHEMICAL CORPORATION                                                     30,800
      7,000  NATURES SUNSHINE PRODUCT INCORPORATED                                                80,150
     28,100  NBTY INCORPORATED+                                                                  369,796
      9,600  NOVEN PHARMACEUTICALS INCORPORATED+                                                 173,760
     10,300  OM GROUP INCORPORATED                                                               566,500
     17,000  OMNOVA SOLUTIONS INCORPORATED                                                       106,250
     10,600  PAREXEL INTERNATIONAL CORPORATION+                                                  120,204
      3,200  PENFORD CORPORATION                                                                  33,600
     40,400  POLYONE CORPORATION                                                                 315,120
      3,900  QUAKER CHEMICAL CORPORATION                                                          70,785
     12,300  SCOTTS COMPANY+                                                                     419,430
      7,200  SURMODICS INCORPORATED+                                                             287,640
     13,700  WELLMAN INCORPORATED                                                                158,235

                                                                                               5,903,452
                                                                                           -------------

                                      183

SHARES        SECURITY NAME                                                                     VALUE
COMMUNICATIONS - 1.09%
     15,400  ANIXTER INTERNATIONAL INCORPORATED+                                           $     381,612
      9,700  AUDIOVOX CORPORATION+                                                                88,658
      7,300  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                            81,760
     24,000  BRIGHTPOINT INCORPORATED+                                                            74,400
     22,800  GENERAL COMMUNICATIONS INCORPORATED+                                                275,880
     15,600  GLOBAL PAYMENTS INCORPORATED                                                        458,640
     10,350  METRO ONE TELECOMMUNICATIONS INCORPORATED+                                          240,120

                                                                                               1,601,070
                                                                                           -------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.32%
     12,100  APOGEE ENTERPRISES INCORPORATED                                                     156,090
      4,200  CHEMED CORPORATION                                                                  120,960
     11,500  INSITUFORM TECHNOLOGIES - CLASS A+                                                  196,075

                                                                                                 473,125
                                                                                           -------------
DEPOSITORY INSTITUTIONS - 8.02%
     10,000  AMERICAN FINANCIAL HOLDINGS INCORPORATED                                            245,500
      9,900  ANCHOR BANCORP WISCONSIN INCORPORATED                                               164,340
     13,875  CHITTENDEN CORPORATION                                                              352,425
     13,900  COMMERCE BANCORP INCORPORATED                                                       945,200
     22,100  COMMERCIAL FEDERAL CORPORATION                                                      536,367
     17,700  COMMUNITY FIRST BANKSHARES INCORPORATED                                             425,154
     22,200  CULLEN/FROST BANKERS INCORPORATED                                                   598,290
      7,314  DIME COMMUNITY BANCSHARES                                                           185,190
     12,100  DOWNEY FINANCIAL CORPORATION                                                        533,973
      9,900  EAST WEST BANCORP INCORPORATED                                                      231,561
     11,400  FIRST BANCORP                                                                       294,804
     17,500  FIRST MIDWEST BANCORP INCORPORATED                                                  591,150
      5,851  FIRST REPUBLIC BANK+                                                                134,280
      7,400  FIRSTFED FINANCIAL CORPORATION+                                                     192,400
      5,000  GBC BANCORP                                                                         156,100
     20,200  HUDSON UNITED BANCORP                                                               560,348
      9,700  MAF BANCORP INCORPORATED                                                            278,002
     45,303  NEW YORK COMMUNITY BANCORP INCORPORATED                                           1,051,483
     11,000  PROVIDENT BANKSHARES CORPORATION                                                    227,700
     12,200  RIGGS NATIONAL CORPORATION                                                          189,100
     18,300  SOUTH FINANCIAL GROUP INCORPORATED                                                  289,872
     14,100  SOUTHWEST BANCORP OF TEXAS INCORPORATED+                                            419,475
     14,300  STATEN ISLAND BANCORP INCORPORATED                                                  352,495
     18,133  STERLING BANCSHARES INCORPORATED                                                    239,718
     16,900  SUSQUEHANNA BANCSHARES INCORPORATED                                                 376,025
     26,700  TRUSTCO BANK CORPORATION NY                                                         366,858
      8,100  UCBH HOLDINGS INCORPORATED                                                          236,358
     17,900  UNITED BANKSHARES INCORPORATED                                                      483,300
     24,800  WASHINGTON FEDERAL INCORPORATED                                                     621,240
     11,300  WHITNEY HOLDING CORPORATION                                                         485,900

                                                                                              11,764,608
                                                                                           -------------

                                      184

SHARES        SECURITY NAME                                                                     VALUE
EATING & DRINKING PLACES - 2.85%
     15,900  APPLEBEE'S INTERNATIONAL INCORPORATED                                         $     469,050
     11,900  CEC ENTERTAINMENT INCORPORATED+                                                     405,790
     20,400  CHEESECAKE FACTORY+                                                                 488,580
      8,700  IHOP CORPORATION+                                                                   227,940
     16,700  JACK IN THE BOX INCORPORATED+                                                       467,600
      9,300  LANDRY'S RESTAURANTS INCORPORATED                                                   137,640
     10,325  LONE STAR STEAKHOUSE & SALOON                                                       111,510
      9,600  LUBY'S INCORPORATED                                                                  68,640
      7,900  O'CHARLEYS INCORPORATED+                                                            135,485
      5,100  P F CHANG'S CHINA BISTRO INCORPORATED+                                              183,192
      9,200  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                        142,968
     27,600  RUBY TUESDAY INCORPORATED                                                           433,320
     13,100  RYAN'S FAMILY STEAK HOUSES INCORPORATED+                                            224,272
     11,400  SONIC CORPORATION+                                                                  345,648
     12,400  STEAK N SHAKE COMPANY+                                                              122,760
      9,600  TRIARC COMPANIES INCORPORATED+                                                      221,760

                                                                                               4,186,155
                                                                                           -------------
EDUCATIONAL SERVICES - 0.43%
      9,100  CORINTHIAN COLLEGES INCORPORATED+                                                   306,761
     10,200  ITT EDUCATIONAL SERVICES INCORPORATED+                                              326,400

                                                                                                 633,161
                                                                                           -------------
ELECTRIC, GAS & SANITARY SERVICES - 4.21%
      4,300  AMERICAN STATES WATER COMPANIES                                                     159,100
     17,400  ATMOS ENERGY CORPORATION                                                            375,840
     20,400  AVISTA CORPORATION                                                                  277,440
      3,200  BANGOR HYDRO-ELECTRIC COMPANY                                                        85,216
      4,800  CASCADE NATURAL GAS CORPORATION                                                     103,680
      5,000  CENTRAL VERMONT PUBLIC SERVICE                                                       87,450
      7,000  CH ENERGY GROUP INCORPORATED                                                        284,200
     13,300  ENERGEN CORPORATION                                                                 299,250
      2,400  GREEN MOUNTAIN POWER CORPORATION                                                     39,600
      8,100  LACLEDE GAS COMPANY+                                                                194,400
      7,600  NEW JERSEY RESOURCES                                                                335,996
     10,800  NORTHWEST NATURAL GAS COMPANY                                                       252,612
     10,200  NORTHWESTERN CORPORATION                                                            224,400
      5,900  NUI CORPORATION                                                                     120,537
     23,300  PHILADELPHIA SUBURBAN CORPORATION                                                   611,858
     13,800  PIEDMONT NATURAL GAS COMPANY                                                        429,732
     14,900  RGS ENERGY GROUP INCORPORATED                                                       576,630
     22,995  SOUTHERN UNION COMPANY+                                                             481,285
     13,700  SOUTHWEST GAS CORPORATION                                                           290,440
     10,800  SOUTHWESTERN ENERGY COMPANY+                                                        127,980
     11,700  UGI CORPORATION                                                                     317,070
      6,200  UIL HOLDINGS CORPORATION                                                            295,678
     14,300  UNISOURCE ENERGY CORPORATION                                                        200,200

                                                                                               6,170,594
                                                                                           -------------

                                      185

SHARES        SECURITY NAME                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.05%
     10,200  ACTEL CORPORATION+                                                            $     181,152
     42,400  ADAPTEC INCORPORATED+                                                               333,264
     25,600  AEROFLEX INCORPORATED+                                                              281,600
     12,100  ALLEN TELECOM INCORPORATED+                                                         105,270
     18,400  ALLIANCE SEMICONDUCTOR CORPORATION+                                                 132,112
     18,700  ALPHA INDUSTRIES INCORPORATED+                                                      362,219
      9,900  APPLICA INCORPORATED+                                                                83,655
     16,400  ARTESYN TECHNOLOGIES INCORPORATED+                                                   89,216
     22,200  ASPECT COMMUNICATIONS CORPORATION+                                                   39,738
      6,000  ASTROPOWER INCORPORATED+                                                            207,060
     13,000  ATMI INCORPORATED+                                                                  200,850
      9,700  AWARE INCORPORATED+                                                                  38,218
      9,500  AXT INCORPORATED+                                                                   100,700
     14,600  BALDOR ELECTRIC COMPANY                                                             289,810
      4,600  BEL FUSE INCORPORATED                                                                89,424
      8,400  BENCHMARK ELECTRONICS INCORPORATED+                                                 138,768
     11,800  BMC INDUSTRIES INCORPORATED                                                          24,072
     11,200  C & D TECHNOLOGIES INCORPORATED                                                     206,080
     13,900  C-COR.NET CORPORATION+                                                               95,215
     18,800  CABLE DESIGN TECHNOLOGIES+                                                          222,780
      4,900  CACI INTERNATIONAL INCORPORATED+                                                    267,834
      5,600  CATAPULT COMMUNICATIONS CORPORATION+                                                 77,056
     13,100  CHECKPOINT SYSTEMS INCORPORATED+                                                    143,183
      7,200  CONCORD COMMUNICATIONS INCORPORATED+                                                 64,080
     12,000  CTS CORPORATION                                                                     177,240
     13,100  CYMER INCORPORATED+                                                                 219,425
      5,500  DAVOX CORPORATION+                                                                   43,725
      9,500  DIONEX CORPORATION+                                                                 239,590
     31,700  DMC STRATEX NETWORKS INCORPORATED+                                                  163,572
      7,700  DUPONT PHOTOMASKS INCORPORATED+                                                     213,906
      9,700  ELANTEC SEMICONDUCTOR INCORPORATED+                                                 222,615
     11,600  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                         254,620
     18,400  ESS TECHNOLOGY INCORPORATED+                                                        188,048
     16,736  EXAR CORPORATION+                                                                   289,533
     16,300  GENERAL SEMICONDUCTOR INCORPORATED+                                                 156,480
     13,800  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                        462,300
     25,100  HARMONIC INCORPORATED+                                                              203,310
      9,700  HELIX TECHNOLOGY CORPORATION                                                        157,528
     10,800  HUTCHINSON TECHNOLOGY INCORPORATED+                                                 192,240
      6,500  INNOVEX INCORPORATED+                                                                 9,035
     10,600  INTER-TEL INCORPORATED                                                              121,476
     15,400  INTERNATIONAL FIBERCOM INCORPORATED                                                  18,480
     14,300  INTERVOICE-BRITE INCORPORATED+                                                      148,434
      6,700  ITRON INCORPORATED+                                                                 154,234
      9,800  MAGNETEK INCORPORATED+                                                               89,964
      9,400  MERCURY COMPUTER SYSTEMS INCORPORATED+                                              352,970

                                      186

SHARES        SECURITY NAME                                                                      VALUE
     15,400  METHODE ELECTRONICS INCORPORATED                                              $     116,270
     12,000  MICROSEMI CORPORATION+                                                              312,600
      3,000  NATIONAL PRESTO INDUSTRIES INCORPORATED                                              80,700
      8,300  PARK ELECTROCHEMICAL CORPORATION                                                    180,525
     10,800  PERICOM SEMICONDUCTOR CORPORATION+                                                  150,120
     12,800  PHOTRONICS INCORPORATED+                                                            236,160
     11,900  POWER INTEGRATIONS INCORPORATED+                                                    216,818
     11,600  PROXIM INCORPORATED+                                                                113,100
     51,200  READ-RITE CORPORATION+                                                              151,040
      6,700  ROGERS CORPORATION+                                                                 188,337
      6,000  ROYAL APPLIANCE MANUFACTURING COMPANY+                                               27,300
      4,900  SALTON INCORPORATED+                                                                 41,944
      6,100  SBS TECHNOLOGIES INCORPORATED+                                                       68,076
     15,000  SLI INCORPORATED+                                                                    38,850
     13,000  SPEEDFAM INTERNATIONAL INCORPORATED+                                                 14,300
      6,900  STANDARD MICROSYSTEMS CORPORATION+                                                   64,722
     27,600  STRATOS LIGHTWAVE INCORPORATED+                                                      95,220
      5,300  SUPERTEX INCORPORATED+                                                               80,772
     10,200  SYMMETRICOM INCORPORATED+                                                            55,488
     14,500  TECHNITROL INCORPORATED                                                             323,350
     13,600  TELEDYNE TECHNOLOGIES INCORPORATED+                                                 216,920
      6,500  THOMAS INDUSTRIES INCORPORATED                                                      140,075
      9,200  THREE-FIVE SYSTEMS INCORPORATED+                                                    146,648
     19,575  VALENCE TECHNOLOGY INCORPORATED+                                                     69,296
     13,900  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                             359,315
      9,500  VIASAT INCORPORATED+                                                                169,480
     18,200  VICOR CORPORATION+                                                                  256,802
      7,300  ZIXIT CORPORATION+                                                                   35,186

                                                                                              11,801,495
                                                                                           -------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.97%
     24,600  BIO-TECHNOLOGY GENERAL CORPORATION+                                                 184,008
      8,200  CDI CORPORATION+                                                                    131,610
     21,300  CEPHALON INCORPORATED+                                                            1,062,444
      8,500  FRANKLIN COVEY COMPANY+                                                              26,775
      7,100  FYI INCORPORATED+                                                                   266,392
      9,600  KROLL INCORPORATED+                                                                 109,344
      9,200  MAXIMUS INCORPORATED+                                                               365,516
     14,800  ORGANOGENESIS INCORPORATED+                                                          86,580
     22,200  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                    650,238
     20,400  PROFIT RECOVERY GROUP INTERNATIONAL INCORPORATED+                                   199,512
     18,700  REGENERON PHARMACEUTICALS INCORPORATED+                                             415,888
     17,500  TETRA TECH INCORPORATED+                                                            386,750
      7,300  URS CORPORATION+                                                                    167,900
     40,600  US ONCOLOGY INCORPORATED+                                                           302,470

                                                                                               4,355,427
                                                                                           -------------

                                      187

SHARES         SECURITY NAME                                                                     VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.67%
      9,000  ALLIANT TECHSYSTEMS INCORPORATED+                                             $     770,400
     15,400  APTARGROUP INCORPORATED                                                             489,720
      2,700  BUTLER MANUFACTURING COMPANY                                                         58,590
     14,080  GRIFFON CORPORATION+                                                                171,776
      6,300  MATERIAL SCIENCES CORPORATION+                                                       52,290
     17,700  SHAW GROUP INCORPORATED+                                                            498,609
     11,600  STURM RUGER & COMPANY INCORPORATED                                                  120,408
     19,000  TOWER AUTOMOTIVE INCORPORATED+                                                      136,230
     11,400  WATTS INDUSTRIES INCORPORATED                                                       149,340

                                                                                               2,447,363
                                                                                           -------------
FOOD & KINDRED PRODUCTS - 2.00%
      7,500  AMERICAN ITALIAN PASTA COMPANY+                                                     324,375
      3,800  COCA-COLA BOTTLING COMPANY                                                          143,450
     18,100  CONSTELLATION BRANDS INCORPORATED+                                                  754,046
     15,200  CORN PRODUCTS INTERNATIONAL INCORPORATED                                            436,696
      3,700  J & J SNACK FOODS CORPORATION+                                                       69,375
     12,900  RALCORP HOLDINGS INCORPORATED+                                                      251,034
     45,600  SMITHFIELD FOODS INCORPORATED+                                                      959,880

                                                                                               2,938,856
                                                                                           -------------
FOOD STORES - 0.80%
     16,500  GREAT ATLANTIC & PACIFIC TEA COMPANY                                                236,115
      6,000  PANERA BREAD COMPANY CLASS A+                                                       209,940
     23,000  WHOLE FOODS MARKET INCORPORATED+                                                    722,430

                                                                                               1,168,485
                                                                                           -------------
FURNITURE & FIXTURES - 0.71%
      5,000  BASSETT FURNITURE INDUSTRIES INCORPORATED                                            69,850
     13,800  BE AEROSPACE INCORPORATED+                                                          104,880
     16,900  ETHAN ALLEN INTERIORS INCORPORATED                                                  464,750
     25,900  LA-Z-BOY INCORPORATED                                                               408,961

                                                                                               1,048,441
                                                                                           -------------
GENERAL MERCHANDISE STORES - 0.83%
     22,200  99 CENTS ONLY STORES+                                                               718,170
     21,300  CASEY'S GENERAL STORES INCORPORATED                                                 253,257
     12,300  SHOPKO STORES INCORPORATED+                                                         101,967
     17,700  STEIN MART INCORPORATED+                                                            145,140

                                                                                               1,218,534
                                                                                           -------------
HEALTH SERVICES - 4.13%
     11,100  ACCREDO HEALTH INCORPORATED+                                                        404,040
     27,900  COVENTRY HEALTH CARE INCORPORATED+                                                  658,440
      8,100  CRYOLIFE INCORPORATED+                                                              304,641
      3,000  CURATIVE HEALTH SERVICES INCORPORATED+                                               27,150
     11,100  ENZO BIOCHEM INCORPORATED+                                                          188,256
     27,900  HOOPER HOLMES INCORPORATED                                                          174,096

                                      188

SHARES        SECURITY NAME                                                                      VALUE
      6,900  IMPATH INCORPORATED+                                                          $     238,119
     21,100  ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                                        520,115
     10,100  PEDIATRIX MEDICAL GROUP INCORPORATED+                                               411,979
     13,500  PROVINCE HEALTHCARE COMPANY+                                                        495,990
      7,300  REHABCARE GROUP INCORPORATED+                                                       317,623
     20,400  RENAL CARE GROUP INCORPORATED+                                                      627,708
     11,800  SIERRA HEALTH SERVICES INCORPORATED+                                                 97,940
     10,500  SYNCOR INTERNATIONAL CORPORATION+                                                   334,215
     25,800  UNIVERSAL HEALTH SERVICES INCORPORATED+                                           1,259,040

                                                                                               6,059,352
                                                                                           -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.38%
     17,500  FOSTER WHEELER LIMITED                                                               87,500
     31,800  MASSEY ENERGY COMPANY                                                               465,870

                                                                                                 553,370
                                                                                           -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.07%
      5,200  4KIDS ENTERTAINMENT INCORPORATED+                                                   103,480
                                                                                           -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.66%
      7,228  BELL MICROPRODUCTS INCORPORATED+                                                     55,583
      9,100  COST PLUS INCORPORATED+                                                             167,076
     17,400  LINENS 'N THINGS INCORPORATED+                                                      323,292
     41,500  PIER 1 IMPORTS INCORPORATED                                                         344,450
      4,700  ULTIMATE ELECTRONICS INCORPORATED+                                                   81,545

                                                                                                 971,946
                                                                                           -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.36%
     16,200  AZTAR CORPORATION+                                                                  211,896
     12,600  MARCUS CORPORATION+                                                                 151,200
     19,400  PRIME HOSPITALITY CORPORATION+                                                      170,720

                                                                                                 533,816
                                                                                           -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.97%
     17,500  APW LIMITED+                                                                         73,150
      8,300  ASTEC INDUSTRIES INCORPORATED+                                                      107,983
     19,400  AUSPEX SYSTEMS INCORPORATED+                                                         45,590
     41,800  AXCELIS TECHNOLOGIES INCORPORATED+                                                  395,010
      8,200  BLACK BOX CORPORATION+                                                              345,056
      9,300  BRIGGS & STRATTON CORPORATION                                                       290,253
      7,500  BROOKS AUTOMATION INCORPORATED+                                                     199,425
      7,400  DRIL-QUIP INCORPORATED+                                                             111,296
      9,000  ELECTROGLAS INCORPORATED+                                                           112,050
     13,600  FEDDERS CORPORATION                                                                  53,040
      6,500  FLOW INTERNATIONAL CORPORATION+                                                      62,920
      6,700  GARDNER DENVER INCORPORATED+                                                        148,740
     13,200  GRACO INCORPORATED                                                                  398,640
     13,100  IDEX CORPORATION                                                                    362,215

                                      189

SHARES        SECURITY NAME                                                                      VALUE
     21,100  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                      $     229,990
     24,200  LENNOX INTERNATIONAL INCORPORATED                                                   225,060
      5,100  LINDSAY MANUFACTURING COMPANY                                                        90,525
     10,400  MANITOWOC COMPANY INCORPORATED                                                      252,096
      7,500  MICRO SYSTEMS INCORPORATED                                                          133,275
     14,300  MILACRON INCORPORATED                                                               171,028
     12,300  NYFIX INCORPORATED+                                                                 175,890
     18,200  PAXAR CORPORATION+                                                                  232,050
     11,200  RAINBOW TECHNOLOGIES INCORPORATED+                                                   39,200
      5,034  ROBBINS & MYERS INCORPORATED                                                        124,088
      6,600  SCM MICROSYSTEMS INCORPORATED+                                                       40,986
      5,600  SPS TECHNOLOGIES INCORPORATED+                                                      169,344
     25,814  TIMKEN COMPANY                                                                      353,652
      5,500  TORO COMPANY                                                                        231,550
      9,500  ULTRATECH STEPPER INCORPORATED+                                                     113,715
     10,600  VALMONT INDUSTRIES INCORPORATED                                                     148,400
     14,300  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                917,345
     13,500  VISUAL NETWORKS INCORPORATED+                                                        30,780
     11,500  WATSCO INCORPORATED                                                                 150,535
      4,900  WOODWARD GOVERNOR COMPANY                                                           237,405
     13,600  ZEBRA TECHNOLOGIES CORPORATION+                                                     509,456

                                                                                               7,281,738
                                                                                           -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.18%
      5,800  HILB ROGAL HAMILTON                                                                 264,538
                                                                                           -------------
INSURANCE CARRIERS - 2.87%
     17,897  ADVANCEPCS+                                                                       1,284,647
      8,700  DELPHI FINANCIAL GROUP CLASS A                                                      294,060
     28,000  FIRST AMERICAN CORPORATION                                                          567,000
     30,400  FREMONT GENERAL CORPORATION                                                         165,984
      7,700  LANDAMERICA FINANCIAL GROUP INCORPORATED                                            256,025
     20,500  MID ATLANTIC MEDICAL SERVICES+                                                      430,500
     17,900  MUTUAL RISK MANAGEMENT LIMITED                                                      136,040
      7,658  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                      266,039
      4,200  RLI CORPORATION                                                                     172,200
      4,000  SCPIE HOLDINGS INCORPORATED                                                          64,400
     10,900  SELECTIVE INSURANCE GROUP INCORPORATED                                              254,297
     15,900  TRENWICK GROUP LIMITED                                                              129,108
      7,500  ZENITH NATIONAL INSURANCE CORPORATION                                               184,500

                                                                                               4,204,800
                                                                                           -------------
LEATHER & LEATHER PRODUCTS - 0.71%
      7,500  BROWN SHOE COMPANY INCORPORATED                                                      85,125
      9,400  GENESCO INCORPORATED+                                                               152,750
      4,300  K-SWISS INCORPORATED                                                                105,565
     17,000  TIMBERLAND COMPANY+                                                                 460,700
     17,800  WOLVERINE WORLD WIDE INCORPORATED                                                   239,232

                                                                                               1,043,372
                                                                                           -------------

                                      190

SHARES        SECURITY NAME                                                                     VALUE
LEGAL SERVICES - 0.11%
      9,200  PRE-PAID LEGAL SERVICES INCORPORATED+                                         $     158,608
                                                                                           -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.25%
     20,600  CHAMPION ENTERPRISES INCORPORATED+                                                  143,170
      5,100  DELTIC TIMBER CORPORATION                                                           129,030
      3,600  SKYLINE CORPORATION                                                                  96,120

                                                                                                 368,320
                                                                                           -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
             OPTICAL GOODS - 6.26%
     13,600  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                            226,168
      3,600  AMCAST INDUSTRIAL CORPORATION                                                        24,300
      5,600  ANALOGIC CORPORATION                                                                226,800
      9,900  ARMOR HOLDINGS INCORPORATED+                                                        196,020
      9,600  ARTHROCARE CORPORATION                                                              188,160
      6,195  BEI TECHNOLOGIES INCORPORATED                                                        99,430
     11,900  COHERENT INCORPORATED+                                                              337,960
      8,800  COHU INCORPORATED                                                                   131,648
     11,800  CONCORD CAMERA CORPORATION+                                                          51,684
     10,777  CONMED CORPORATION+                                                                 190,753
      6,300  COOPER COMPANIES INCORPORATED                                                       295,470
      7,000  CUNO INCORPORATED+                                                                  194,250
     13,208  CYGNUS INCORPORATED+                                                                 73,569
      6,400  DATASCOPE CORPORATION                                                               248,192
     12,000  DIAGNOSTIC PRODUCTS CORPORATION                                                     506,640
      8,900  ESTERLINE TECHNOLOGIES CORPORATION+                                                 141,065
     12,900  FOSSIL INCORPORATED+                                                                202,659
     10,900  HAEMONETICS CORPORATION+                                                            377,249
      6,700  HOLOGIC INCORPORATED+                                                                33,835
      8,800  INAMED CORPORATION+                                                                 149,600
     22,000  INPUT/OUTPUT INCORPORATED+                                                          179,960
      6,732  INTERMAGNETICS GENERAL CORPORATION+                                                 156,586
     13,200  INVACARE CORPORATION                                                                534,600
      7,400  IONICS INCORPORATED+                                                                163,614
      6,800  KEITHLEY INSTRUMENTS INCORPORATED                                                    97,580
     27,900  KOPIN CORPORATION+                                                                  290,997
      7,100  MEADE INSTRUMENTS CORPORATION+                                                       26,838
     10,200  MENTOR CORPORATION                                                                  258,060
      6,000  OSTEOTECH INCORPORATED+                                                              21,180
      5,500  PHOTON DYNAMICS INCORPORATED+                                                       127,325
     22,000  PINNACLE SYSTEMS INCORPORATED+                                                       64,020
      5,700  POLYMEDICA CORPORATION+                                                              87,039
     13,500  RESMED INCORPORATED+                                                                685,800
     13,000  RESPIRONICS INCORPORATED+                                                           462,280
     13,200  ROPER INDUSTRIES INCORPORATED                                                       475,068
     10,200  SOLA INTERNATIONAL INCORPORATED+                                                    154,632
      4,200  SPACELABS MEDICAL INCORPORATED+                                                      51,240
     16,200  SYBRON DENTAL SPECIALTIES INCORPORATED+                                             301,320

                                      191

SHARES        SECURITY NAME                                                                      VALUE
     17,800  TECHNE CORPORATION+                                                           $     523,854
     12,700  THERAGENICS CORPORATION+                                                            117,348
     10,325  THERMA-WAVE INCORPORATED+                                                           106,038
     10,400  TRIMBLE NAVIGATION LIMITED+                                                         158,600
      5,600  VITAL SIGNS INCORPORATED                                                            171,360
      9,200  X-RITE INCORPORATED                                                                  72,680

                                                                                               9,183,471
                                                                                           -------------
METAL MINING - 0.34%
      7,100  BRUSH ENGINEERED MATERIALS INCORPORATED                                              97,625
      4,400  CLEVELAND-CLIFFS INCORPORATED                                                        63,360
     16,700  STILLWATER MINING COMPANY+                                                          336,004

                                                                                                 496,989
                                                                                           -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.26%
     12,000  FLORIDA ROCK INDUSTRIES INCORPORATED                                                378,480
                                                                                           -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
      7,300  CROSS (AT) COMPANY+                                                                  38,690
      7,800  JAKKS PACIFIC INCORPORATED+                                                         105,300
      7,700  K2 INCORPORATED+                                                                     46,046
      6,800  LYDALL INCORPORATED+                                                                 44,880
      8,300  MAYOR'S JEWELERS INCORPORATED+                                                       16,102
      8,600  RUSS BERRIE & COMPANY INCORPORATED                                                  228,760

                                                                                                 479,778
                                                                                           -------------
MISCELLANEOUS RETAIL - 0.83%
      6,900  ACTION PERFORMANCE COMPANIES INCORPORATED+                                          125,649
     10,600  CASH AMERICA INTERNATIONAL INCORPORATED                                              96,460
      7,400  HANCOCK FABRICS INCORPORATED                                                         60,680
      7,900  JO-ANN STORES INCORPORATED+                                                          42,660
     13,700  MICHAELS STORES INCORPORATED+                                                       500,598
     14,800  ZALE CORPORATION+                                                                   391,904

                                                                                               1,217,951
                                                                                           -------------
MOTION PICTURES - 0.06%
     11,100  AVID TECHNOLOGY INCORPORATED+                                                        80,919
                                                                                           -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.55%
      8,800  ARKANSAS BEST CORPORATION+                                                          182,248
     10,700  ARNOLD INDUSTRIES INCORPORATED                                                      221,490
      9,300  FORWARD AIR CORPORATION+                                                            218,922
     13,600  HEARTLAND EXPRESS INCORPORATED+                                                     312,664
      3,700  LANDSTAR SYSTEM INCORPORATED+                                                       236,800
      8,300  ROADWAY CORPORATION                                                                 199,947
     11,300  USFREIGHTWAYS CORPORATION                                                           352,560
     20,300  WERNER ENTERPRISES INCORPORATED                                                     339,416
     10,400  YELLOW CORPORATION+                                                                 211,536

                                                                                               2,275,583
                                                                                           -------------

                                      192

SHARES        SECURITY NAME                                                                      VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 0.12%
      7,100  FINANCIAL FEDERAL CORPORATION+                                                $     173,950
                                                                                           -------------
OIL & GAS EXTRACTION - 4.67%
      5,900  ATWOOD OCEANICS INCORPORATED+                                                       153,400
     13,509  CABOT OIL & GAS CORPORATION                                                         269,505
     14,000  CAL DIVE INTERNATIONAL INCORPORATED+                                                233,240
      7,916  EVERGREEN RESOURCES INCORPORATED+                                                   268,748
      6,000  KEY PRODUCTION COMPANY INCORPORATED+                                                 69,300
     18,900  LOUIS DREYFUS NATURNAL GAS CORPORATION+                                             735,210
     19,200  NEWFIELD EXPLORATION COMPANY+                                                       560,640
      7,200  NUEVO ENERGY COMPANY+                                                               100,440
     10,100  OCEANEERING INTERNATIONAL INCORPORATED+                                             163,317
      9,207  PATINA OIL & GAS CORPORATION                                                        211,761
      7,500  PLAINS RESOURCES INCORPORATED+                                                      195,000
     23,000  POGO PRODUCING COMPANY                                                              540,500
      5,464  PRIMA ENERGY CORPORATION+                                                           121,028
      9,400  REMINGTON OIL & GAS CORPORATION+                                                    123,046
      8,600  SEACOR SMIT INCORPORATED+                                                           307,020
     10,800  SEITEL INCORPORATED+                                                                108,540
     12,100  ST MARY LAND & EXPLORATION COMPANY                                                  192,753
     11,200  STONE ENERGY CORPORATION+                                                           360,640
     10,600  SWIFT ENERGY COMPANY+                                                               218,572
      6,000  TETRA TECHNOLOGIES INCORPORATED+                                                    104,520
     16,800  TOM BROWN INCORPORATED+                                                             351,120
     15,488  UNIT CORPORATION+                                                                   137,533
     13,700  VERITAS DGC INCORPORATED+                                                           152,755
     27,100  VINTAGE PETROLEUM INCORPORATED                                                      429,535
     52,800  XTO ENERGY INCORPORATED                                                             736,560

                                                                                               6,844,683
                                                                                           -------------
PAPER & ALLIED PRODUCTS - 0.45%
     14,700  BUCKEYE TECHNOLOGIES INCORPORATED+                                                  145,530
     12,000  CARAUSTAR INDUSTRIES INCORPORATED                                                   110,880
      6,500  CHESAPEAKE CORPORATION                                                              168,025
      6,712  POPE & TALBOT INCORPORATED                                                           85,914
      6,400  SCHWEITZER-MAUDUIT INTERNATIONAL INCORPORATED                                       151,808

                                                                                                 662,157
                                                                                           -------------
PERSONAL SERVICES - 0.47%
      3,700  ANGELICA CORPORATION                                                                 35,150
      3,300  CPI CORPORATION                                                                      47,421
      8,900  G & K SERVICES INCORPORATED                                                         236,295
     17,800  REGIS CORPORATION                                                                   373,088

                                                                                                 691,954
                                                                                           -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.21%
      8,300  ELCOR CORPORATION                                                                   178,699
      6,600  WD-40 COMPANY                                                                       135,630

                                                                                                 314,329
                                                                                           -------------

                                      193

SHARES         SECURITY NAME                                                                    VALUE
PRIMARY METAL INDUSTRIES - 1.34%
     10,600  BELDEN INCORPORATED                                                           $     199,280
      8,820  CENTURY ALUMINUM COMPANY                                                             70,648
      7,100  COMMONWEALTH INDUSTRIES INCORPORATED                                                 30,104
      6,900  IMCO RECYCLING INCORPORATED                                                          53,820
     10,900  INTERMET CORPORATION                                                                 30,520
     10,600  LONE STAR TECHNOLOGIES INCORPORATED+                                                131,440
     14,400  MUELLER INDUSTRIES INCORPORATED+                                                    413,280
      5,800  QUANEX CORPORATION                                                                  131,080
      9,000  RTI INTERNATIONAL METALS+                                                            75,150
     19,600  STEEL DYNAMICS INCORPORATED+                                                        193,844
      4,400  STEEL TECHNOLOGIES INCORPORATED                                                      34,210
      8,900  TEXAS INDUSTRIES INCORPORATED                                                       275,010
     16,400  TREDEGAR CORPORATION                                                                278,800
      5,200  WOLVERINE TUBE INCORPORATED+                                                         52,520

                                                                                               1,969,706
                                                                                           -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.69%
     14,200  BOWNE & COMPANY INCORPORATED                                                        144,130
      5,600  CONSOLIDATED GRAPHICS INCORPORATED+                                                  95,648
      9,300  INFORMATION HOLDINGS INCORPORATED+                                                  182,652
     12,500  JOHN H HARLAND COMPANY                                                              273,750
      5,400  NEW ENGLAND BUSINESS SERVICE INCORPORATED                                            93,690
     11,900  STANDARD REGISTER COMPANY                                                           172,550
      6,200  THOMAS NELSON INCORPORATED                                                           52,576

                                                                                               1,014,996
                                                                                           -------------
RAILROAD TRANSPORTATION - 0.21%
     25,100  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                       301,200
                                                                                           -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
      8,900  TITAN INTERNATIONAL INCORPORATED                                                     47,081
                                                                                           -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.88%
     10,700  JEFFERIES GROUP INCORPORATED                                                        353,100
     20,600  RAYMOND JAMES FINANCIAL INCORPORATED                                                559,290
      7,370  SOUTHWEST SECURITIES GROUP INCORPORATED                                             126,617
     10,500  TUCKER ANTHONY SUTRO CORPORATION                                                    250,320

                                                                                               1,289,327
                                                                                           -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.33%
      6,410  CARBO CERAMICS INCORPORATED                                                         177,557
      6,600  LIBBEY INCORPORATED                                                                 212,850
      5,200  STANDEX INTERNATIONAL CORPORATION                                                    98,020

                                                                                                 488,427
                                                                                           -------------
TEXTILE MILL PRODUCTS - 0.24%
     21,900  INTERFACE INCORPORATED                                                               94,170
      3,200  OXFORD INDUSTRIES INCORPORATED                                                       70,080
     13,700  RUSSELL CORPORATION                                                                 188,101

                                                                                                 352,351
                                                                                           -------------

                                      194

SHARES         SECURITY NAME                                                                    VALUE
TRANSPORTATION BY AIR - 0.71%
     18,500  ATLANTIC COAST AIRLINES HOLDINGS+                                             $     246,050
     12,100  FRONTIER AIRLINES INCORPORATED+                                                     100,188
     14,500  MESA AIR GROUP INCORPORATED+                                                         47,270
      6,000  MIDWEST EXPRESS HOLDINGS INCORPORATED+                                               63,600
      9,200  OFFSHORE LOGISTICS INCORPORATED+                                                    176,548
     24,100  SKYWEST INCORPORATED                                                                402,952

                                                                                               1,036,608
                                                                                           -------------
TRANSPORTATION EQUIPMENT - 2.16%
     10,100  A O SMITH CORPORATION                                                               177,154
     11,600  AAR CORPORATION                                                                      92,916
     10,300  ARCTIC CAT INCORPORATED                                                             138,844
     10,500  CLARCOR INCORPORATED                                                                250,950
      6,800  COACHMEN INDUSTRIES INCORPORATED                                                     61,200
     14,100  FLEETWOOD ENTERPRISES INCORPORATED                                                  157,638
     18,400  GENCORP INCORPORATED                                                                208,656
      8,400  GROUP 1 AUTOMOTIVE INCORPORATED+                                                    223,020
      4,400  HUFFY CORPORATION+                                                                   27,500
     18,000  JLG INDUSTRIES INCORPORATED                                                         164,880
     12,300  MONACO COACH CORPORATION+                                                           175,275
     16,400  ORBITAL SCIENCES CORPORATION+                                                        29,848
      7,200  OSHKOSH TRUCK CORPORATION                                                           260,784
     10,100  POLARIS INDUSTRIES INCORPORATED                                                     387,638
      9,000  REGAL-BELOIT CORPORATION                                                            164,250
      5,400  STANDARD MOTOR PRODUCTS INCORPORATED                                                 63,180
     16,200  TENNECO AUTOMOTIVE INCORPORATED                                                      34,020
      5,100  THOR INDUSTRIES INCORPORATED                                                        139,230
      6,798  TRIUMPH GROUP INCORPORATED+                                                         158,393
      9,900  WABASH NATIONAL CORPORATION                                                          68,310
      8,800  WINNEBAGO INDUSTRIES INCORPORATED                                                   188,760

                                                                                               3,172,446
                                                                                           -------------
TRANSPORTATION SERVICES - 0.06%
     10,500  PEGASUS SOLUTIONS INCORPORATED+                                                      87,990
                                                                                           -------------
WATER TRANSPORTATION - 0.16%
     10,300  KIRBY CORPORATION+                                                                  231,750
                                                                                           -------------
WHOLESALE TRADE - DURABLE GOODS - 2.21%
      8,400  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                        141,876
      8,000  BARNES GROUP INCORPORATED                                                           170,400
      5,500  BUILDING MATERIALS HOLDING CORPORATION+                                              77,220
      6,100  CASTLE (AM) & COMPANY                                                                50,630
      5,600  COMMERCIAL METALS COMPANY                                                           155,680
      5,500  DEPARTMENT 56 INCORPORATED+                                                          34,925
      6,600  DIGI INTERNATIONAL INCORPORATED+                                                     34,452
     10,200  HUGHES SUPPLY INCORPORATED                                                          227,460
     17,800  INSIGHT ENTERPRISES INCORPORATED+                                                   251,692

                                      195

SHARES        SECURITY NAME                                                                     VALUE
      9,600  KAMAN CORPORATION - CLASS A                                                   $     127,104
      4,200  LAWSON PRODUCTS INCORPORATED                                                        102,480
     14,400  OWENS & MINOR INCORPORATED HOLDING COMPANY                                          292,320
     23,000  PEP BOYS - MANNY MOE & JACK                                                         254,150
     11,900  PIONEER-STANDARD ELECTRONICS INCORPORATED                                           107,338
     13,200  RELIANCE STEEL & ALUMINUM COMPANY                                                   313,632
     10,670  RYERSON TULL INCORPORATED                                                           130,067
     11,100  SCP POOL CORPORATION                                                                236,985
      5,200  SIMPSON MANUFACTURING COMPANY INCORPORATED+                                         275,600
      9,000  TBC CORPORATION+                                                                     88,920
      8,500  UNIVERSAL FOREST PRODUCTS INCORPORATED                                              161,670

                                                                                               3,234,601
                                                                                           -------------
WHOLESALE TRADE - NONDURABLE GOODS - 2.42%
     19,200  DIMON INCORPORATED                                                                  110,400
      5,900  ENESCO GROUP INCORPORATED+                                                           24,485
     18,900  FLEMING COMPANIES INCORPORATED                                                      557,550
     14,400  HAIN CELESTIAL GROUP INCORPORATED+                                                  265,104
      8,100  INTERNATIONAL MULTIFOODS CORPORATION                                                154,710
     17,600  MEN'S WEARHOUSE INCORPORATED+                                                       318,208
     10,230  MYERS INDUSTRIES INCORPORATED                                                       121,226
      5,000  NASH-FINCH COMPANY                                                                  170,500
     15,700  PERFORMANCE FOOD GROUP COMPANY+                                                     447,921
     19,500  PRIORITY HEALTHCARE CORPORATION+                                                    468,000
      7,600  SCHOOL SPECIALTY INCORPORATED+                                                      232,256
     17,900  STRIDE RITE CORPORATION                                                             111,875
      8,000  UNITED NATURAL FOODS INCORPORATED+                                                  145,440
     14,300  UNITED STATIONERS INCORPORATED+                                                     427,141

                                                                                               3,554,816
                                                                                           -------------

TOTAL COMMON STOCK (COST $156,605,149)                                                       134,669,896
                                                                                           -------------
WARRANTS - 0.00%
     19,800  ESCROW MASCOTECH INCORPORATED                                                             0
                                                                                           -------------

TOTAL WARRANTS (COST $0)                                                                               0
                                                                                           -------------


PRINCIPAL                                                         INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 7.93%

REPURCHASE AGREEMENTS - 6.88%
$10,091,582  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED
             BY US GOVERNMENT SECURITIES                               3.50%        10/1/01     10,091,582
                                                                                                ----------
US TREASURY BILLS - 1.05%
  1,550,000  US TREASURY BILLS#                                        3.68++       2/28/02      1,535,016
                                                                                                ----------

TOTAL SHORT-TERM INVESTMENTS (COST $11,618,628)                                                 11,626,598

                                      196

                                                                                                VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $168,223,777)*                            99.76%                                      $  146,296,494
OTHER ASSETS AND LIABILITIES, NET                0.24                                              353,859
                                               ------                                       --------------
TOTAL NET ASSETS                               100.00%                                      $  146,650,353
                                               ------                                       --------------

++  YIELD TO MATURITY.
 +  NON-INCOME PRODUCING SECURITIES.
 #  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)
 *  COST FOR FEDERAL INCOME TAX PURPOSES IS $169,093,724 AND NET UNREALIZED
    DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 20,701,011
   GROSS UNREALIZED DEPRECIATION                                  (43,498,241)
                                                                 -------------
   NET UNREALIZED DEPRECIATION                                   $(22,797,230)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                     VALUE
COMMON STOCK - 71.88%

AMUSEMENT & RECREATION SERVICES - 0.68%
     43,700  ARGOSY GAMING COMPANY+                                                        $     1,144,940
                                                                                           ----------------
APPAREL & ACCESSORY STORES - 0.39%
     36,000  WET SEAL INCORPORATED+                                                                662,760
                                                                                           ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.34%
     42,400  SONIC AUTOMOTIVE INCORPORATED+                                                        576,640
                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 14.47%
     46,000  BEAZER HOMES USA INCORPORATED+                                                      2,235,600
     20,200  CROSSMANN COMMUNITIES INCORPORATED                                                    530,654
    224,220  DR HORTON INCORPORATED                                                              4,677,229
     91,135  MDC HOLDINGS INCORPORATED                                                           2,526,262
     28,720  NVR INCORPORATED+                                                                   4,035,447
    119,800  PULTE HOMES INCORPORATED                                                            3,671,870
     60,100  RYLAND GROUP INCORPORATED                                                           2,866,169
     52,100  SCHULER HOMES INCORPORATED+                                                           633,015
    109,000  TOLL BROTHERS INCORPORATED+                                                         3,234,030

                                                                                                24,410,276
                                                                                           ---------------
BUSINESS SERVICES - 0.79%
     28,200  FAIR ISAAC AND COMPANY INCORPORATED                                                 1,331,886
                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS - 0.83%
    105,900  NBTY INCORPORATED+                                                                  1,393,644
                                                                                           ---------------
DEPOSITORY INSTITUTIONS - 9.01%
     44,400  ANCHOR BANCORP WISCONSIN INCORPORATED                                                 737,040
     81,100  BANKATLANTIC BANCORP INCORPORATED CLASS A                                             819,110
     19,900  COASTAL BANCORP INCORPORATED                                                          702,470
     60,100  COMMUNITY FIRST BANKSHARES INCORPORATED                                             1,443,602
     28,700  FIRST ESSEX BANCORPORATION INCORPORATED                                               753,375
     58,200  FIRST SENTINEL BANCORP INCORPORATED                                                   685,014
     64,900  FLAGSTAR BANCORP INCORPORATED                                                       1,499,190
     28,600  FRONTIER FINANCIAL CORPORATION                                                        786,500
     59,300  INDEPENDENCE COMMUNITY BANK CORPORATION                                             1,288,589
     26,300  INDEPENDENT BANK CORPORATION                                                          686,430
     31,400  IRWIN FINANCIAL CORPORATION                                                           656,260
     57,700  OLD NATIONAL BANCORP                                                                1,500,200
     92,200  R & G FINANCIAL CORPORATION CLASS B                                                 1,585,840
     27,100  STATEN ISLAND BANCORP INCORPORATED                                                    668,015
     61,900  TRUSTMARK CORPORATION                                                               1,385,322

                                                                                                15,196,957
                                                                                           ---------------
EATING & DRINKING PLACES - 1.94%
     25,000  LANDRY'S RESTAURANTS INCORPORATED                                                     370,000
    184,900  RUBY TUESDAY INCORPORATED                                                           2,902,930

                                                                                                 3,272,930
                                                                                           ---------------

                                      198

SHARES         SECURITY NAME                                                                     VALUE
ELECTRIC, GAS & SANITARY SERVICES - 6.24%
    160,900  ALLETE INCORPORATED                                                           $     4,125,476
     60,100  IDACORP INCORPORATED                                                                2,149,176
    137,700  PUBLIC SERVICE COMPANY OF NEW MEXICO                                                3,471,417
     29,800  TC PIPELINES LP                                                                       780,760

                                                                                                10,526,829
                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.72%
     93,800  CORE LABORATORIES NV+                                                               1,206,268
                                                                                           ---------------
FOOD & KINDRED PRODUCTS - 2.68%
    108,660  CONSTELLATION BRANDS INCORPORATED+                                                  4,526,776
                                                                                           ---------------
HEALTH SERVICES - 3.23%
    165,200  COVENTRY HEALTH CARE INCORPORATED+                                                  3,898,720
     59,600  SUNRISE ASSISTED LIVING INCORPORATED+                                               1,539,468

                                                                                                 5,438,188
                                                                                           ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.17%
     54,200  AZTAR CORPORATION+                                                                    708,936
     76,200  CHOICE HOTELS INTERNATIONAL INCORPORATED+                                           1,257,300

                                                                                                 1,966,236
                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.82%
    148,250  PLANAR SYSTEMS INCORPORATED+                                                        2,981,308
    126,400  W-H ENERGY SERVICES INCORPORATED+                                                   1,777,184

                                                                                                 4,758,492
                                                                                           ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.57%
     18,500  BROWN & BROWN INCORPORATED                                                            963,850
                                                                                           ---------------
INSURANCE CARRIERS - 9.25%
     37,100  ALFA CORPORATION                                                                      819,168
    122,000  LANDAMERICA FINANCIAL GROUP INCORPORATED                                            4,056,500
    174,000  MID ATLANTIC MEDICAL SERVICES+                                                      3,654,000
    146,500  OXFORD HEALTH PLANS INCORPORATED+                                                   4,160,600
     42,500  RIGHTCHOICE MANAGED CARE INCORPORATED+                                              2,127,125
     40,700  STEWART INFORMATION SERVICES+                                                         779,405

                                                                                                15,596,798
                                                                                           ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.33%
     18,900  AMERICAN WOODMARK CORPORATION                                                         554,715
                                                                                           ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
             MEDICAL & OPTICAL GOODS - 0.33%
     36,400  SOLA INTERNATIONAL INCORPORATED+                                                      551,824
                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
     53,850  DIRECT FOCUS INCORPORATED+                                                          1,071,615

NONDEPOSITORY CREDIT INSTITUTIONS - 3.41%
     87,600  AMERICA HOME MORTGAGE HOLDINGS INCORPORATED                                         1,528,620
    108,900  DORAL FINANCIAL CORPORATION                                                         4,225,320

                                                                                                 5,753,940
                                                                                           ---------------

                                      199

SHARES        SECURITY NAME                                                                     VALUE
OIL & GAS EXTRACTION - 4.92%
    360,800 KEY ENERGY SERVICES INCORPORATED+                                              $     2,294,688
     81,600 OCEANEERING INTERNATIONAL INCORPORATED+                                              1,319,472
    185,200 SUPERIOR ENERGY SERVICES INCORPORATED+                                               1,092,680
     65,000 TETRA TECHNOLOGIES INCORPORATED+                                                     1,132,300
    203,200 VARCO INTERNATIONAL INCORPORATED+                                                    2,454,656
                                                                                                 8,293,796
                                                                                           ---------------
TRANSPORTATION BY AIR - 1.52%
    134,000 OFFSHORE LOGISTICS INCORPORATED+                                                     2,571,460
                                                                                           ---------------
TRANSPORTATION EQUIPMENT - 0.86%
     54,400 GROUP 1 AUTOMOTIVE INCORPORATED+                                                     1,444,320
                                                                                           ---------------
WATER TRANSPORTATION - 0.41%
     30,500 KIRBY CORPORATION+                                                                     686,250
                                                                                           ---------------
WHOLESALE TRADE - DURABLE GOODS - 0.37%
     44,300 BUILDING MATERIALS HOLDING CORPORATION+                                                621,972
                                                                                           ---------------
WHOLESALE TRADE - NONDURABLE GOODS - 3.96%
     57,000 FRESH DEL MONTE PRODUCE INCORPORATED+                                                  738,720
    134,900 HENRY SCHEIN INCORPORATED+                                                           5,207,140
     44,700 STANDARD COMMERCIAL CORPORATION                                                        740,338

                                                                                                 6,686,198
                                                                                           ---------------
TOTAL COMMON STOCK (COST $119,680,092)                                                         121,209,560
                                                                                           ---------------
REAL ESTATE INVESTMENT TRUST - 0.95%
    111,200 ANNALY MORTGAGE MANAGEMENT INCORPORATED                                              1,606,840
                                                                                           ---------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,543,667)                                             1,606,840
                                                                                           ---------------


PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 22.32%

REPURCHASE AGREEMENTS - 22.32%
$17,639,977 BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES        3.40%    10/1/01     17,639,977
 20,000,000 BEAR STEARNS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES     3.40     10/1/01     20,000,000

TOTAL SHORT-TERM INVESTMENTS (COST $37,639,977)                                                               37,639,977
                                                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $158,863,736)*                            95.15%                                                     $ 160,456,377
OTHER ASSETS AND LIABILITIES, NET                4.85                                                          8,171,300
                                               ------                                                      -------------
TOTAL NET ASSETS                               100.00%                                                     $ 168,627,677
                                               ------                                                      -------------

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 12,436,561
   GROSS UNREALIZED DEPRECIATION                                  (10,843,920)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $  1,592,641

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                                  VALUE
COMMON STOCK - 94.68%

APPAREL & ACCESSORY STORES - 0.73%
    211,400  AMERICAN EAGLE OUTFITTERS INCORPORATED+                                       $     4,206,860
                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.72%
    461,100  TOMMY HILFIGER CORPORATION+                                                         4,126,845
                                                                                           ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.24%
    137,200  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                       1,365,140
                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
    353,300  WALTER INDUSTRIES INCORPORATED                                                      3,162,035
                                                                                           ---------------
BUSINESS SERVICES - 13.16%
    531,900  ACCLAIM ENTERTAINMENT INCORPORATED+                                                 1,425,492
     85,300  AFFILIATED COMPUTER SERVICES CLASS A+                                               6,944,273
    502,300  AGILE SOFTWARE CORPORATION+                                                         4,565,907
    282,000  ASPEN TECHNOLOGY INCORPORATED+                                                      2,820,000
    257,300  AUTODESK INCORPORATED                                                               8,249,038
    574,300  DOUBLECLICK INCORPORATED+                                                           3,273,510
    527,600  E.PIPHANY INCORPORATED+                                                             2,242,300
    177,300  FREEMARKETS INCORPORATED+                                                           1,875,834
    242,900  HNC SOFTWARE INCORPORATED+                                                          4,542,230
    442,300  MACROMEDIA INCORPORATED+                                                            5,356,253
    352,000  PEREGRINE SYSTEMS INCORPORATED+                                                     4,445,760
    299,400  PITTSTON BRINK'S GROUP                                                              5,419,140
    134,800  PLATO LEARNING INCORPORATED+                                                        3,254,072
    378,400  PROGRESS SOFTWARE CORPORATION+                                                      5,293,816
    156,612  ROXIO INCORPORATED+                                                                 2,380,502
    196,000  SERENA SOFTWARE INCORPORATED+                                                       2,283,400
    140,700  STELLENT INCORPORATED+                                                              2,026,080
    359,700  TIBCO SOFTWARE INCORPORATED+                                                        2,640,198
    178,700  WEBSENSE INCORPORATED+                                                              1,947,830
    459,500  WIND RIVER SYSTEMS+                                                                 4,824,750

                                                                                                75,810,385
                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS - 10.20%
    124,100  ABGENIX INCORPORATED+                                                               2,817,070
    273,500  ALKERMES INCORPORATED+                                                              5,355,130
     57,900  ANDRX GROUP+                                                                        3,758,868
    143,700  AXCAN PHARMA INCORPORATED+                                                          1,537,590
     70,400  BARR LABORATORIES INCORPORATED+                                                     5,565,824
    155,100  CABOT CORPORATION                                                                   6,188,490
    165,700  CELL THERAPEUTICS INCORPORATED+                                                     3,985,085
    133,600  CUBIST PHARMACEUTICALS INCORPORATED+                                                4,378,072
    171,400  GUILFORD PHARMACEUTICALS INCORPORATED+                                              1,475,754
    144,600  IMPAX LABORATORIES INCORPORATED+                                                    1,892,814
    400,000  METHANEX CORPORATION+                                                               1,932,000

                                      201

SHARES        SECURITY NAME                                                                     VALUE
    182,500  NEUROCRINE BIOSCIENCES INCORPORATED+                                          $     5,843,650
    179,300  NOVEN PHARMACEUTICALS INCORPORATED+                                                 3,245,330
    498,500  RPM INCORPORATED                                                                    4,710,825
    131,300  SALIX PHARMACEUTICALS LIMITED+                                                      1,752,855
    232,300  SANGSTAT MEDICAL CORPORATION+                                                       4,281,289

                                                                                                58,720,646
                                                                                           ---------------
COAL MINING - 1.42%
    351,500  ARCH COAL INCORPORATED                                                              5,483,400
     95,100  PENN VIRGINIA CORPORATION                                                           2,677,065

                                                                                                 8,160,465
                                                                                           ---------------
COMMUNICATIONS - 2.12%
     96,500  GLOBAL PAYMENTS INCORPORATED                                                        2,837,100
    410,900  INSIGHT COMMUNICATIONS COMPANY INCORPORATED+                                        7,560,560
    299,000  LANTRONIX INCORPORATED+                                                             1,823,900

                                                                                                12,221,560
                                                                                           ---------------
DEPOSITORY INSTITUTIONS - 2.35%
    276,100  BANKUNITED FINANCIAL CORPORATION+                                                   4,050,387
    165,700  COMMERCIAL FEDERAL CORPORATION                                                      4,021,539
    209,900  FIRSTFED FINANCIAL CORPORATION+                                                     5,457,400

                                                                                                13,529,326
                                                                                           ---------------
EDUCATIONAL SERVICES - 0.41%
    154,400  EDISON SCHOOLS INCORPORATED+                                                        2,331,440
                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES - 0.43%
    223,000  CASELLA WASTE SYSTEMS INCORPORATED+                                                 2,481,990
                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.66%
    679,900  ADAPTEC INCORPORATED+                                                               5,344,014
    220,000  AEROFLEX INCORPORATED+                                                              2,420,000
    202,500  BENCHMARK ELECTRONICS INCORPORATED+                                                 3,345,300
    187,600  CYMER INCORPORATED+                                                                 3,142,300
    275,100  DSP GROUP INCORPORATED+                                                             5,488,245
    559,800  FINISAR CORPORATION+                                                                2,216,808
    111,200  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                        3,725,200
     57,300  HARRIS CORPORATION                                                                  1,823,286
    198,000  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                          3,983,760
    279,900  KEMET CORPORATION+                                                                  4,607,154
    509,000  OAK TECHNOLOGY INCORPORATED+                                                        3,970,200
    220,600  PHOTRONICS INCORPORATED+                                                            4,070,070
    239,300  PIXELWORKS INCORPORATED+                                                            3,015,180
    115,200  PLEXUS CORPORATION+                                                                 2,716,416

                                                                                                49,867,933
                                                                                           ---------------

                                      202

SHARES        SECURITY NAME                                                                    VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.70%
    92,800  CELGENE CORPORATION+                                                           $     2,452,704
   147,500  CEPHALON INCORPORATED+                                                               7,357,300

                                                                                                 9,810,004
                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
   413,200  TOWER AUTOMOTIVE INCORPORATED+                                                       2,962,644
                                                                                           ---------------
FOOD & KINDRED PRODUCTS - 2.22%
   239,100  CONSTELLATION BRANDS INCORPORATED+                                                   9,960,906
   293,000  TOPPS COMPANY INCORPORATED+                                                          2,812,800

                                                                                                12,773,706
                                                                                           ---------------
FURNITURE & FIXTURES - 0.48%
   101,200  LEAR CORPORATION+                                                                    2,734,424
                                                                                           ---------------
HEALTH SERVICES - 10.76%
   621,100  CAREMARK RX INCORPORATED+                                                           10,359,948
   572,600  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                          11,887,176
   272,000  LINCARE HOLDINGS INCORPORATED+                                                       7,227,040
   337,700  MAGELLAN HEALTH SERVICES INCORPORATED+                                               3,873,419
   269,500  MANOR CARE INCORPORATED+                                                             7,572,950
   169,000  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                6,893,510
   189,100  REHABCARE GROUP INCORPORATED+                                                        8,227,741
   186,600  SYNCOR INTERNATIONAL CORPORATION+                                                    5,939,478

                                                                                                61,981,262
                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT - 3.43%
   811,100  EIDOS PLC ADR                                                                        1,784,420
   479,300  JOY GLOBAL INCORPORATED+                                                             7,117,605
   142,500  STEWART & STEVENSON SERVICES INCORPORATED                                            3,431,400
   333,600  STORAGE TECHNOLOGY CORPORATION+                                                      4,186,680
    50,000  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                 3,207,500

                                                                                                19,727,605
                                                                                           ---------------
INSURANCE CARRIERS - 10.13%
   257,600  AMERICAN FINANCIAL GROUP INCORPORATED                                                5,718,720
   165,300  ANNUITY AND LIFE RE (HOLDINGS) LIMITED                                               5,611,935
   122,300  BERKLEY WR CORPORATION                                                               5,870,400
   174,400  FIDELITY NATIONAL FINANCIAL INCORPORATED                                             4,689,616
   244,000  HCC INSURANCE HOLDINGS INCORPORATED                                                  6,417,200
   329,800  MID ATLANTIC MEDICAL SERVICES+                                                       6,925,800
   302,100  OHIO CASUALTY CORPORATION                                                            3,924,279
   386,900  OLD REPUBLIC INTERNATIONAL CORPORATION                                              10,140,649
   208,600  SELECTIVE INSURANCE GROUP INCORPORATED                                               4,866,638
   308,000  UICI+                                                                                4,198,040

                                                                                                58,363,277
                                                                                           ---------------

                                      203

SHARES         SECURITY NAME                                                                      VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
            PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.86%
    265,050  CONMED CORPORATION+                                                           $     4,691,385
    176,000  HAEMONETICS CORPORATION+                                                            6,091,360
    282,000  LUMENIS LIMITED+                                                                    5,662,560

                                                                                                16,445,305
                                                                                           ---------------
MISCELLANEOUS RETAIL - 1.38%
     93,100  BARNES & NOBLE INCORPORATED+                                                        3,360,910
    162,000  MSC INDUSTRIAL DIRECT COMPANY INCORPORATED+                                         2,580,660
    287,700  PETSMART INCORPORATED+                                                              2,025,408

                                                                                                 7,966,978
                                                                                           ---------------
MOTION PICTURES - 0.32%
    425,400  CNET NETWORKS INCORPORATED+                                                         1,829,220
                                                                                           ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.78%
    196,700  CNF INCORPORATED                                                                    4,490,661
                                                                                           ---------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.93%
    169,100  AMERICREDIT CORPORATION+                                                            5,346,942
                                                                                           ---------------
OIL & GAS EXTRACTION - 3.49%
    710,300  PETROLEUM GEO-SERVICES ADR+                                                         4,474,890
    496,500  PIONEER NATURAL RESOURCES COMPANY+                                                  7,065,195
    242,300  SPINNAKER EXPLORATION COMPANY+                                                      8,572,574

                                                                                                20,112,659
                                                                                           ---------------
PAPER & ALLIED PRODUCTS - 4.11%
    239,900  BOISE CASCADE CORPORATION                                                           7,077,050
    169,500  CHESAPEAKE CORPORATION                                                              4,381,575
    747,400  DOMTAR INCORPORATED                                                                 5,605,500
    139,400  TEMPLE-INLAND INCORPORATED                                                          6,620,106

                                                                                                23,684,231
                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.81%
    131,500  SUNOCO INCORPORATED                                                                 4,681,400
                                                                                           ---------------
PRIMARY METAL INDUSTRIES - 1.02%
   698,400  AK STEEL HOLDING CORPORATION                                                         5,901,480
                                                                                           ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.68%
    305,400  BELO CORPORATION                                                                    4,898,616
    399,300  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                       4,791,600

                                                                                                 9,690,216
                                                                                           ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.30%
    114,200  ROYAL GROUP TECHNOLOGIES LIMITED+                                                   1,726,704
                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.50%
   798,900  E-TRADE GROUP INCORPORATED+                                                          4,833,345
   388,600  INSTINET GROUP INCORPORATED+                                                         3,804,394

                                                                                                 8,637,739
                                                                                           ---------------

                                      204

SHARES       SECURITY NAME                                                                       VALUE
TRANSPORTATION BY AIR - 0.79%
    217,900 MESA AIR GROUP INCORPORATED+                                                   $       710,354
    229,600 SKYWEST INCORPORATED                                                                 3,838,912

                                                                                                 4,549,266
                                                                                           ---------------
TRANSPORTATION EQUIPMENT - 1.65%
    480,500 AUTOLIV INCORPORATED                                                                 7,563,070
     84,300 TRIUMPH GROUP INCORPORATED+                                                          1,964,190

                                                                                                 9,527,260
                                                                                           ---------------
WHOLESALE TRADE - DURABLE GOODS - 0.89%
    235,900 OMNICARE INCORPORATED                                                                5,149,697
                                                                                           ---------------
WHOLESALE TRADE - NONDURABLE GOODS - 1.95%
    139,400 HENRY SCHEIN INCORPORATED+                                                           5,380,840
    192,300 SCHOOL SPECIALTY INCORPORATED+                                                       5,876,688

                                                                                                11,257,528
                                                                                           ---------------
TOTAL COMMON STOCK (COST $564,667,084)                                                         545,334,833
                                                                                           ---------------


PRINCIPAL                                                                        INTEREST RATE MATURITY DATE
SHORT-TERM INVESTMENTS - 3.19%

REPURCHASE AGREEMENTS - 3.19%
$18,369,857 BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
            GOVERNMENT SECURITIES                                                    3.40%      10/1/01          18,369,857
                                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,369,857)                                                                  18,369,857
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $583,036,941)*                            97.87%                                                        $ 563,704,690
OTHER ASSETS AND LIABILITIES, NET                2.13                                                            12,294,848
                                               ------                                                         -------------
TOTAL NET ASSETS                               100.00%                                                        $ 575,999,538
                                               ------                                                         -------------

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $593,660,415 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 55,245,115
   GROSS UNREALIZED DEPRECIATION                                  (85,200,840)
                                                                 -------------
   NET UNREALIZED DEPRECIATION                                   $(29,955,725)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                     VALUE
COMMON STOCK - 88.17%

AMUSEMENT & RECREATION SERVICES - 1.14%
     20,200  ANCHOR GAMING+                                                                $       838,300
     41,300  BALLY TOTAL FITNESS HOLDING CORPORATION+                                              838,803

                                                                                                 1,677,103
                                                                                           ---------------
APPAREL & ACCESSORY STORES - 1.85%
     62,590  AMERICAN EAGLE OUTFITTERS INCORPORATED+                                             1,245,541
     49,490  CHRISTOPHER & BANKS CORPORATION+                                                    1,490,144

                                                                                                 2,735,685
                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.61%
     93,742  PHILLIPS-VAN HEUSEN CORPORATION                                                       928,046
     85,798  TROPICAL SPORTSWEAR INTERNATIONAL CORPORATION+                                      1,454,276

                                                                                                 2,382,322
                                                                                           ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.53%
     77,866  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                         774,767


BUSINESS SERVICES - 2.09%
     97,960  eFUNDS CORPORATION+                                                                 1,631,034
    444,100  KANA SOFTWARE INCORPORATED+                                                           159,876
    196,600  MODIS PROFESSIONAL SERVICES+                                                          786,400
     71,680  TAKE-TWO INTERACTIVE SOFTWARE+                                                        506,778

                                                                                                 3,084,088
                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS - 8.33%
    165,900  AGRIUM INCORPORATED                                                                 1,612,548
     78,000  ALPHARMA INCORPORATED                                                               2,246,400
    148,500  CROMPTON CORPORATION                                                                1,029,105
     48,770  CYTEC INDUSTRIES INCORPORATED+                                                      1,129,026
     52,370  H B FULLER COMPANY                                                                  2,398,546
     95,570  NOVA CHEMICALS CORPORATION                                                          1,560,658
    362,370  USEC INCORPORATED                                                                   2,330,039

                                                                                                12,306,322
                                                                                           ---------------
COMMUNICATIONS - 0.51%
     39,660  ADTRAN INCORPORATED+                                                                  757,506
                                                                                           ---------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 1.55%
    126,358  DYCOM INDUSTRIES INCORPORATED+                                                      1,465,753
     48,700  INSITUFORM TECHNOLOGIES - CLASS A+                                                    830,335

                                                                                                 2,296,088
                                                                                           ---------------

                                      206

DEPOSITORY INSTITUTIONS - 9.30%
     48,425  CITIZENS BANKING CORPORATION                                                  $     1,553,474
     81,505  COMMERCIAL FEDERAL CORPORATION                                                      1,978,126
    149,000  GOLD BANC CORPORATION INCORPORATED                                                  1,160,710
     91,960  PACIFIC CENTURY FINANCIAL CORPORATION                                               2,149,105
     48,468  PACIFIC NORTHWEST BANCORP                                                             986,324
     58,500  PFF BANCORP INCORPORATED                                                            1,608,750
    128,200  RIGGS NATIONAL CORPORATION                                                          1,987,100
    176,260  WAYPOINT FINANCIAL CORPORATION                                                      2,331,920

                                                                                                13,755,509
                                                                                           ---------------
EATING & DRINKING PLACES - 0.49%
     67,125  LONE STAR STEAKHOUSE & SALOON                                                         724,950
                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES - 6.98%
     79,900  ALLETE INCORPORATED                                                                 2,048,636
    142,594  COVANTA ENERGY CORPORATION+                                                         1,665,498
    171,171  EL PASO ELECTRIC COMPANY+                                                           2,250,899
     63,645  UGI CORPORATION                                                                     1,724,780
     16,761  UIL HOLDINGS CORPORATION                                                              799,332
     53,245  WPS RESOURCES CORPORATION                                                           1,836,953

                                                                                                10,326,098
                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.61%
     82,693  ACTEL CORPORATION+                                                                  1,468,628
     42,370  BENCHMARK ELECTRONICS INCORPORATED+                                                   699,952
     58,244  CTS CORPORATION                                                                       860,264
     41,750  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                        1,398,625
     77,300  TECHNITROL INCORPORATED                                                             1,723,790
     49,100  THREE-FIVE SYSTEMS INCORPORATED+                                                      782,654
     36,520  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                701,184
     53,300  ULTICOM INCORPORATED+                                                                 430,664
     70,360  ZORAN CORPORATION+                                                                  1,704,119

                                                                                                 9,769,880
                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.53%
    132,377  GRIFFON CORPORATION+                                                                1,614,999
     89,250  TOWER AUTOMOTIVE INCORPORATED+                                                        639,923

                                                                                                 2,254,922
                                                                                           ---------------
FOOD & KINDRED PRODUCTS - 2.32%
    159,476  TOPPS COMPANY INCORPORATED+                                                         1,530,970
     82,460  TRIARC COS INCORPORATED+                                                            1,904,826

                                                                                                 3,435,796
                                                                                           ---------------

                                      207

SHARES        SECURITY NAME                                                                     VALUE
FOOD STORES - 2.89%
    116,800  PATHMARK STORES INCORPORATED+                                                 $     2,779,840
     97,363  RUDDICK CORPORATION                                                                 1,489,654

                                                                                                 4,269,494
                                                                                           ---------------
GENERAL MERCHANDISE STORES - 1.35%
    146,470  SAKS INCORPORATED+                                                                    732,350
    152,252  SHOPKO STORES INCORPORATED+                                                         1,262,169

                                                                                                 1,994,519
                                                                                           ---------------
HEALTH SERVICES - 3.34%
    178,710  BEVERLY ENTERPRISES INCORPORATED+                                                   1,822,842
    374,920  SIERRA HEALTH SERVICES INCORPORATED+                                                3,111,836

                                                                                                 4,934,678
                                                                                           ---------------
HOLDING & OTHER INVESTMENT OFFICES - 1.21%
     78,820  ALLIED CAPITAL CORPORATION                                                          1,793,155
                                                                                           ---------------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT - 5.04%
    128,445  ASTEC INDUSTRIES INCORPORATED+                                                      1,671,069
    107,500  GRANT PRIDECO INCORPORATED+                                                           654,675
    141,800  JOY GLOBAL INCORPORATED+                                                            2,105,730
     57,560  MILACRON INCORPORATED                                                                 688,418
     47,706  NORTEK INCORPORATED+                                                                1,028,064
     72,640  TEREX CORPORATION+                                                                  1,293,718

                                                                                                 7,441,674
                                                                                           ---------------
INSURANCE CARRIERS - 5.11%
     61,400  AMERUS GROUP COMPANY                                                                2,161,280
     73,478  HARLEYSVILLE GROUP INCORPORATED                                                     1,762,737
    101,216  HEALTH NET INCORPORATED+                                                            1,945,372
     50,720  MONY GROUP INCORPORATED                                                             1,679,846

                                                                                                 7,549,235
                                                                                           ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
            MEDICAL & OPTICAL GOODS - 1.57%
     38,200  ARROW INTERNATIONAL INCORPORATED                                                    1,424,860
     31,600  COHERENT INCORPORATED+                                                                897,440

                                                                                                 2,322,300
                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.38%
    152,770  CALLAWAY GOLF COMPANY                                                               1,955,456
    125,513  HEXCEL CORPORATION+                                                                   502,052
    196,725  ZOMAX INCORPORATED+                                                                 1,068,217

                                                                                                 3,525,725
                                                                                           ---------------
MISCELLANEOUS RETAIL - 0.43%
    208,140  OFFICEMAX INCORPORATED+                                                               634,827
                                                                                           ---------------

                                      208

SHARES        SECURITY NAME                                                                    VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.30%
     69,916  COVENANT TRANSPORTATION INCORPORATED+                                              $  657,210
     40,750  USFREIGHTWAYS CORPORATION                                                           1,271,400

                                                                                                 1,928,610
                                                                                           ---------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.10%
     48,890  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+                                          1,631,948
                                                                                           ---------------
OIL & GAS EXTRACTION - 0.85%
    221,510  CHESAPEAKE ENERGY CORPORATION+                                                      1,251,532
                                                                                           ---------------
PAPER & ALLIED PRODUCTS - 2.41%
     98,520  BUCKEYE TECHNOLOGIES INCORPORATED+                                                    975,348
    131,130  CARAUSTAR INDUSTRIES INCORPORATED                                                   1,211,641
     79,424  FIBERMARK INCORPORATED+                                                               484,486
     70,020  POPE & TALBOT INCORPORATED                                                            896,256

                                                                                                 3,567,731
                                                                                           ---------------
PRIMARY METAL INDUSTRIES - 2.50%
    143,285  AK STEEL HOLDING CORPORATION                                                        1,210,758
     65,640  ALLEGHENY TECHNOLOGIES INCORPORATED                                                   874,981
     52,300  TEXAS INDUSTRIES INCORPORATED                                                       1,616,070

                                                                                                 3,701,809
                                                                                           ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.84%
    336,455  MAIL-WELL INCORPORATED+                                                             1,244,884
                                                                                           ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.98%
     69,652  SPARTECH CORPORATION                                                                1,440,403
                                                                                           ---------------
TRANSPORTATION BY AIR - 2.60%
     92,270  AIRBORNE INCORPORATED                                                                 881,179
    206,120  AIRTRAN HOLDINGS INCORPORATED+                                                        873,949
     70,620  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                            695,607
    168,995  FRONTIER AIRLINES INCORPORATED+                                                     1,399,279

                                                                                                 3,850,014
                                                                                           ---------------
TRANSPORTATION EQUIPMENT - 1.32%
     92,480  FLEETWOOD ENTERPRISES INCORPORATED                                                  1,033,926
    132,770  WABASH NATIONAL CORPORATION                                                           916,113

                                                                                                 1,950,039
                                                                                           ---------------
TRANSPORTATION SERVICES - 1.35%
     59,360  GATX CORPORATION                                                                    1,996,870
                                                                                           ---------------

WHOLESALE TRADE - DURABLE GOODS - 1.06%
     48,411  AVNET INCORPORATED                                                                    880,596
     31,051  HUGHES SUPPLY INCORPORATED                                                            692,437

                                                                                                 1,573,033
                                                                                           ---------------

                                      209

SHARES         SECURITY NAME                                                                    VALUE
WHOLESALE TRADE - NONDURABLE GOODS - 3.70%
     75,895  INTERNATIONAL MULTIFOODS CORPORATION                                          $     1,449,595
    179,820  NU SKIN ENTERPRISES INCORPORATED                                                    1,402,596
    129,254  SUPERVALU INCORPORATED                                                              2,614,808

                                                                                                 5,466,999
                                                                                           ---------------

TOTAL COMMON STOCK (COST $136,732,696)                                                         130,350,515
                                                                                           ---------------

REAL ESTATE INVESTMENT TRUST - 10.40%
     58,846  BRANDYWINE REALTY TRUST                                                             1,255,204
    114,800  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                           2,060,660
     41,540  FIRST INDUSTRIAL REALTY TRUST INCORPORATED                                          1,246,200
    110,940  GLENBOROUGH REALTY TRUST INCORPORATED                                               2,056,828
     62,510  HEALTHCARE REALTY TRUST INCORPORATED                                                1,594,005
    242,900  HRPT PROPERTIES TRUST                                                               1,977,206
     64,320  PRENTISS PROPERTIES TRUST                                                           1,768,800
     95,790  LASALLE HOTEL PROPERTIES                                                              885,100
    111,680  MERISTAR HOSPITALITY CORPORATION                                                    1,178,224
     33,964  STORAGE USA INCORPORATED                                                            1,344,974

TOTAL REAL ESTATE INVESTMENT TRUST (COST $13,302,780)                                           15,367,201
                                                                                           ---------------


PRINCIPAL                                                           INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 2.08%

REPURCHASE AGREEMENTS - 2.08%
$3,076,145  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
            GOVERNMENT SECURITIES                                         3.40%       10/1/01         3,076,145


TOTAL SHORT-TERM INVESTMENTS (COST $3,076,145)                                                        3,076,145


TOTAL INVESTMENTS IN SECURITIES
(COST $153,111,621)*                           100.65%                                          $   148,793,861
OTHER ASSETS AND LIABILITIES, NET               (0.65)                                                (955,503)
                                               ------                                           ---------------
TOTAL NET ASSETS                               100.00%                                          $   147,838,358
                                               ------                                           ---------------

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $155,122,212 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 14,724,032
   GROSS UNREALIZED DEPRECIATION                                  (21,052,383)
                                                                 -------------
   NET UNREALIZED DEPRECIATION                                   $ (6,328,351)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS       STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2001

                                                                  DISCIPLINED         EQUITY
                                                                       GROWTH         INCOME           INDEX    INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    INVESTMENTS AT COST                                          $ 85,196,930   $1,585,197,352  $1,250,322,717   $ 581,770,031
    REPURCHASE AGREEMENTS                                           3,725,607       45,896,288      37,679,689      60,900,650
    NET UNREALIZED APPRECIATION (DEPRECIATION)                       (110,684)     562,777,191     134,449,857    (121,040,522)
                                                                 ------------   --------------  --------------   -------------
TOTAL INVESTMENT AT VALUE                                          88,811,853   $2,193,870,831  $1,422,452,263     521,630,159
                                                                 ------------   --------------  --------------   -------------
   CASH                                                                50,000           50,000          50,000          50,000
   CASH COLLATERAL FOR SECURITIES LOANED                           27,542,037      402,120,123     205,972,681         779,944
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                        0                0               0         808,041
   RECEIVABLE FOR INVESTMENTS SOLD                                    214,163                0               0         988,130
   RECEIVABLE FOR DIVIDENDS AND INTEREST                               33,060        4,651,653       1,501,437       2,209,352
   RECEIVABLE FOR DAILY VARIATION MARGIN                                    0                0         835,605               0
                                                                 ------------   --------------  --------------   -------------
TOTAL ASSETS                                                      116,651,113    2,600,692,607   1,630,811,986     526,465,626
                                                                 ------------   --------------  --------------   -------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                2,443,217                0         217,592       9,680,561
   PAYABLE FOR SECURITIES LOANED                                   27,542,037      402,120,123     205,972,681         779,944
   PAYABLE ON FOREIGN CURRENCY CONTRACTS                                    0                0               0         752,248
   PAYABLE TO INVESTMENT ADVISER                                       52,528        1,235,881         143,156         539,892
   ACCRUED EXPENSES AND OTHER LIABILITIES                              29,718           44,044          42,591       1,183,264
                                                                 ------------   --------------  --------------   -------------
TOTAL LIABILITIES                                                  30,067,500      403,400,048     206,376,020      12,935,909
                                                                 ------------   --------------  --------------   -------------
TOTAL NET ASSETS                                                 $ 86,583,613   $2,197,292,559  $1,424,435,966   $ 513,529,717
                                                                 ------------   --------------  --------------   -------------
SECURITIES ON LOAN, AT MARKET VALUE                              $ 26,620,299   $  391,107,678  $  203,640,890   $     750,000

                                      212

                                                                                                 LARGE
                                                      INTERNATIONAL        LARGE CAP           COMPANY         SMALL CAP
                                                             EQUITY     APPRECIATION            GROWTH             INDEX
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    INVESTMENTS AT COST                                $316,025,438      $69,830,261     $2,249,389,483      $158,132,195
    REPURCHASE AGREEMENTS                                18,936,058        2,018,701         85,631,378        10,091,582
    NET UNREALIZED APPRECIATION (DEPRECIATION)          (78,180,431)      (3,636,256)       (18,474,089)      (21,927,283)
                                                       ------------      -----------     --------------      ------------
TOTAL INVESTMENT AT VALUE                               256,781,065       68,212,706      2,316,546,772       146,296,494
                                                       ------------      -----------     --------------      ------------
   CASH                                                      50,065                0             50,000            50,000
   CASH COLLATERAL FOR SECURITIES LOANED                 11,825,578                0        304,441,552        35,226,265
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS              0                0                  0                 0
   RECEIVABLE FOR INVESTMENTS SOLD                          388,778        3,898,680                  0                 0
   RECEIVABLE FOR DIVIDENDS AND INTEREST                    766,675           69,390            607,612            81,461
   RECEIVABLE FOR DAILY VARIATION MARGIN                          0                0                  0           281,300
                                                       ------------      -----------     --------------      ------------
TOTAL ASSETS                                            269,812,161       72,180,776      2,621,645,936       181,935,520
                                                       ------------      -----------     --------------      ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                              0        4,029,241                  0                 0
   PAYABLE FOR SECURITIES LOANED                         11,825,578                0        304,441,552        35,226,265
   PAYABLE ON FOREIGN CURRENCY CONTRACTS                          0                0                  0                 0
   PAYABLE TO INVESTMENT ADVISER                            258,515           33,314          1,477,245            34,189
   ACCRUED EXPENSES AND OTHER LIABILITIES                   413,834            3,586            103,957            24,713
                                                       ------------      -----------     --------------      ------------
TOTAL LIABILITIES                                        12,497,927        4,066,141        306,022,754        35,285,167
                                                       ------------      -----------     --------------      ------------
TOTAL NET ASSETS                                       $257,314,234      $68,114,635     $2,315,623,182      $146,650,353
                                                       ------------      -----------     --------------      ------------
SECURITIES ON LOAN, AT MARKET VALUE                    $ 10,984,245          $  0.00     $  303,976,454      $ 34,387,696

                                                                              SMALL           SMALL
                                                      SMALL CAP             COMPANY         COMPANY
                                                          VALUE              GROWTH           VALUE
----------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    INVESTMENTS AT COST                             $121,223,759       $564,667,084     $150,035,476
    REPURCHASE AGREEMENTS                             37,639,977         18,369,857        3,076,145
    NET UNREALIZED APPRECIATION (DEPRECIATION)         1,592,641        (19,332,251)      (4,317,760
                                                    ------------       ------------     ------------
TOTAL INVESTMENT AT VALUE                            160,456,377        563,704,690      148,793,861
                                                    ------------       ------------     ------------
   CASH                                                   50,000             50,000           50,000
   CASH COLLATERAL FOR SECURITIES LOANED              24,878,564         93,957,033       13,562,489
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS           0                  0                0
   RECEIVABLE FOR INVESTMENTS SOLD                    10,203,436         22,118,183        2,048,279
   RECEIVABLE FOR DIVIDENDS AND INTEREST                  21,196            116,959          277,480
   RECEIVABLE FOR DAILY VARIATION MARGIN                       0                  0                0
                                                    ------------       ------------     ------------
TOTAL ASSETS                                         195,609,573        679,946,865      164,732,109
                                                    ------------       ------------     ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                   1,911,119          9,477,227        3,199,128
   PAYABLE FOR SECURITIES LOANED                      24,878,564         93,957,033       13,562,489
   PAYABLE ON FOREIGN CURRENCY CONTRACTS                       0                  0                0
   PAYABLE TO INVESTMENT ADVISER                         127,468            469,336           94,025
   ACCRUED EXPENSES AND OTHER LIABILITIES                 64,745             43,731           38,109
                                                    ------------       ------------     ------------
TOTAL LIABILITIES                                     26,981,896        103,947,327       16,893,751
                                                    ------------       ------------     ------------
TOTAL NET ASSETS                                    $168,627,677       $575,999,538     $147,838,358
                                                    ------------       ------------     ------------
SECURITIES ON LOAN, AT MARKET VALUE                 $ 23,732,059       $ 90,316,396     $ 12,612,044

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      213

CORE PORTFOLIOS  STATEMENT OF OPERATIONS - FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                                                   DISCIPLINED          EQUITY
                                                                       GROWTH           INCOME           INDEX   INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                     $  1,191,105    $  46,939,755   $  20,097,176    $  8,679,625(1)
   INTEREST                                                           258,022        1,310,870       1,907,792       1,636,673
   SECURITIES LENDING                                                  53,184          294,380         342,304         506,925
                                                                 ------------    -------------   -------------    ------------
TOTAL INVESTMENT INCOME                                             1,502,311       48,545,005      22,347,272      10,823,223
                                                                 ------------    -------------   -------------    ------------
EXPENSES
   ADVISORY FEES                                                    1,288,061       18,482,986       2,459,825       6,166,736
   CUSTODY                                                             34,348          492,880         327,977       1,546,496
   ACCOUNTING                                                          73,010          144,678         122,055         105,657
   LEGAL                                                                1,127           25,520           6,998          78,132
   AUDIT                                                               15,100           19,700          19,700          24,100
   DIRECTORS' FEES                                                      4,171            4,171           4,171           4,171
   OTHER                                                                2,830           60,095          40,052          64,350
                                                                 ------------    -------------   -------------    ------------
TOTAL EXPENSES                                                      1,418,647       19,230,030       2,980,778       7,989,642
                                                                 ------------    -------------   -------------    ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                               (172,711)      (2,505,886)       (845,233)        (92,530)
   NET EXPENSES                                                     1,245,936       16,724,144       2,135,545       7,897,112
                                                                 ------------    -------------   -------------    ------------
NET INVESTMENT INCOME (LOSS)                                          256,375       31,820,861      20,211,727       2,926,111
                                                                 ------------    -------------   -------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM
    SECURITIES                                                       (889,226)      94,371,078       1,173,261     (57,790,516)
    FOREIGN CURRENCY TRANSACTIONS                                           0             (291)              0      14,279,494
    FINANCIAL FUTURES TRANSACTIONS                                          0                0     (15,235,174)              0
                                                                 ------------    -------------   -------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                            (889,226)      94,370,787     (14,061,913)    (43,511,022)
                                                                 ------------    -------------   -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES                                                     (32,002,569)    (335,401,165)   (503,728,375)   (150,243,106)
   FOREIGN CURRENCY TRANSACTIONS                                            0            4,572               0        (775,283)
   FINANCIAL FUTURES TRANSACTIONS                                           0                0       2,136,400               0
                                                                 ------------    -------------   -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                   (32,002,569)    (335,396,593)   (501,591,975)   (151,018,389)
                                                                 ------------    -------------   -------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (32,891,795)    (241,025,806)   (515,653,888)   (194,529,411)
                                                                 ------------    -------------   -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(32,635,420)   $(209,204,945)  $(495,442,161)  $(191,603,300)
                                                                 ------------    -------------   -------------    ------------

                                      214

                                                                                                         LARGE
                                                              INTERNATIONAL        LARGE CAP            COMPANY         SMALL CAP
                                                                     EQUITY     APPRECIATION             GRWOTH             INDEX
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                   $  3,575,121(1)  $     84,425       $ 10,347,298      $  1,157,808
   INTEREST                                                       1,654,429           29,988          3,255,227           867,121
   SECURITIES LENDING                                               196,594                0            394,950            76,245
                                                               ------------     ------------       ------------      -------------
TOTAL INVESTMENT INCOME                                           5,426,144          114,413         13,997,475         2,101,174
                                                               ------------     ------------       ------------      -------------

EXPENSES
   ADVISORY FEES                                                  2,946,621           35,877         21,408,514           429,420
   CUSTODY                                                          736,655            1,025            570,894            34,354
   ACCOUNTING                                                        71,444            2,306            146,902            68,786
   LEGAL                                                             71,012              461             17,564             2,727
   AUDIT                                                             24,100               66             18,100            15,900
   DIRECTORS' FEES                                                    4,171              343              4,171             4,171
   OTHER                                                             26,988              410            122,351            11,383
                                                               ------------     ------------       ------------      -------------
TOTAL EXPENSES                                                    3,880,991           40,488         22,288,496           566,741
                                                               ------------     ------------       ------------      -------------

LESS:                                                              (136,026)          (3,588)            (4,908)           (8,325)
   WAIVED FEES AND REIMBURSED EXPENSES                            3,744,965           36,900         22,283,588           558,416
   NET EXPENSES                                                ------------     ------------       ------------      -------------
NET INVESTMENT INCOME (LOSS)                                      1,681,179           77,513         (8,286,113)        1,542,758
                                                               ------------     ------------       ------------      -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM
    SECURITIES                                                  (13,142,174)      (1,752,421)       (12,671,689)        8,228,310
    FOREIGN CURRENCY TRANSACTIONS                                   (23,667)               0                  0                 0
    FINANCIAL FUTURES TRANSACTIONS                                        0                0                  0        (4,354,354)
                                                               ------------     ------------       ------------      ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                       (13,165,841)      (1,752,421)       (12,671,689)        3,873,956
                                                               ------------     ------------       ------------      ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES                                                   (86,714,162)      (3,636,256)    (1,385,879,338)      (26,507,991)
   FOREIGN CURRENCY TRANSACTIONS                                     11,786                0                  0                 0
   FINANCIAL FUTURES TRANSACTIONS                                         0                0                  0           780,676
                                                               ------------     ------------       ------------      ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                 (86,702,376)      (3,636,256)    (1,385,879,338)      (25,727,315)
                                                               ------------     ------------       -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (99,868,217)      (5,388,677)    (1,398,551,027)      (21,853,359)
                                                                 ----------       ----------     --------------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $(98,187,038)     $(5,311,164)   $(1,406,837,140)     $(20,310,601)
                                                               ------------      -----------    ---------------      ------------

                                                                                        SMALL            SMALL
                                                                  SMALL CAP            COMPANY          COMPANY
                                                                      VALUE             GROWTH            VALUE
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                   $  1,237,105        $ 3,436,985     $  3,350,430
   INTEREST                                                         963,348          1,649,587          287,394
   SECURITIES LENDING                                               193,087            262,637           35,757
                                                               ------------      -----------    ---------------
TOTAL INVESTMENT INCOME                                           2,393,540          5,349,209        3,673,581
                                                               ------------      -----------    ---------------
EXPENSES
   ADVISORY FEES                                                  1,810,122          6,225,737        1,566,993
   CUSTODY                                                           40,225            138,350           34,822
   ACCOUNTING                                                        66,679             94,193           76,502
   LEGAL                                                                727             11,937              194
   AUDIT                                                             15,100             17,600           17,600
   DIRECTORS' FEES                                                    4,171              4,171            4,171
   OTHER                                                              2,993             25,012              781
                                                               ------------      -----------    ---------------
TOTAL EXPENSES                                                    1,940,017          6,517,000        1,701,063
                                                               ------------      -----------    ---------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                             (272,718)            (7,894)        (328,257
   NET EXPENSES                                                   1,667,299          6,509,106        1,372,806
                                                               ------------      -----------    ---------------
NET INVESTMENT INCOME (LOSS)                                        726,241         (1,159,897)       2,300,775
                                                               ------------      -----------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM
    SECURITIES                                                   (2,982,909)       (48,941,530)      36,231,040
    FOREIGN CURRENCY TRANSACTIONS                                         0                  0                0
    FINANCIAL FUTURES TRANSACTIONS                                        0                  0                0
                                                               ------------      -----------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                        (2,982,909)       (48,941,530)      36,231,040
                                                               ------------      -----------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES                                                   (47,319,992)      (124,708,498)     (18,142,225
   FOREIGN CURRENCY TRANSACTIONS                                        (33)                 0                0
   FINANCIAL FUTURES TRANSACTIONS                                         0                  0                0
                                                               ------------      -----------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                 (47,320,025)      (124,708,498)     (18,142,225
                                                               ------------      -----------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (50,302,934)      (173,650,028)      18,088,815
                                                               ------------      -----------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $(49,576,693)     $(174,809,925)    $ 20,389,590
                                                               ------------      -----------    ---------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $1,106,929 FOR THE INTERNATIONAL PORTFOLIO AND $400,350 FOR THE INTERNATIONAL EQUITY PORTFOLIO
(2) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 31, 2001
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                                DISCIPLINED GROWTH                      EQUITY INCOME
                                                   ------------------------------------- -------------------------------------
                                                              FOR THE            FOR THE            FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                   SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 2001 SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------

BEGINNING NET ASSETS                                 $  192,689,294       $201,399,232     $2,601,207,077     $2,454,562,674
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                             256,375            407,818         31,820,861         36,419,586
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                      (889,226)        36,048,944         94,370,787         79,715,569
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                     (32,002,569)           751,040       (335,396,593)       (81,395,684)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      (32,635,420)        37,207,802       (209,204,945)        34,739,471
                                                     --------------       ------------     --------------     --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                       36,858,544         28,631,169        152,274,264        578,510,587
     WITHDRAWALS                                       (110,328,805)       (74,548,909)      (346,983,837)      (466,605,655)
                                                     --------------       ------------     --------------     --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                      (73,470,261)       (45,917,740)      (194,709,573)       111,904,932
                                                     --------------       ------------     --------------     --------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                              (106,105,681)        (8,709,938)      (403,914,518)       146,644,403
                                                     --------------       ------------     --------------     --------------
ENDING NET ASSETS                                    $   86,583,613       $192,689,294     $2,197,292,559     $2,601,207,077
                                                     --------------       ------------     --------------     --------------

                                     LARGE CAP
                                   APPRECIATION(1)           LARGE COMPANY GROWTH                     SMALL CAP INDEX
                                ------------------ ------------------------------------- --------------------------------------
                                           FOR THE            FOR THE            FOR THE            FOR THE            FOR THE
                                        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                SEPTEMBER 30, 2001 SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 2001 SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS             $             -     $3,234,783,066     $2,038,377,260     $  182,875,588     $  154,386,892
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)           77,513         (8,286,113)        (8,546,168)         1,542,758          1,785,608
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                 (1,752,421)       (12,671,689)        78,004,123          3,873,956         15,956,163
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                   (3,636,256)    (1,385,879,338)       623,998,476        (25,727,315)        18,526,984
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         (5,311,164)    (1,406,837,140)       693,456,431        (20,310,601)        36,268,755
                                      ----------     --------------     --------------     --------------     --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS
     CONTRIBUTIONS                    77,279,799        688,447,499        923,765,637         26,321,734         38,490,955
     WITHDRAWALS                      (3,854,000)      (200,770,243)      (420,816,262)       (42,236,368)       (46,271,014)
                                      ----------     --------------     --------------     --------------     --------------
NET INCREASE (DECREASE) FROM
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS               73,425,799        487,677,256        502,949,375        (15,914,634)        (7,780,059)
                                      ----------     --------------     --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET
   ASSETS                             68,114,635       (919,159,884)     1,196,405,806        (36,225,235)        28,488,696
                                      ----------     --------------     --------------     --------------     --------------
ENDING NET ASSETS                $    68,114,635     $2,315,623,182     $3,234,783,066     $  146,650,353     $  182,875,588
                                      ----------     --------------     --------------     --------------     --------------

                                                                    INDEX                               INTERNATIONAL
                                                --------------------------------------   --------------------------------------
                                                          FOR THE              FOR THE              FOR THE             FOR THE
                                                        YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                SEPTEMBER 30, 2001  SEPTEMBER 30, 2000   SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------------------------------------------

 BEGINNING NET ASSETS
 OPERATIONS:                                       $1,799,244,320      $1,583,558,662        $ 696,414,669       $ 803,919,481
    NET INVESTMENT INCOME (LOSS)
    NET REALIZED GAIN (LOSS) FROM                      20,211,727          20,208,840            2,926,111           1,285,172
      INVESTMENTS SOLD
    NET CHANGE IN UNREALIZED                          (14,061,913)         77,692,490          (43,511,022)        188,963,963
      APPRECIATION (DEPRECIATION)
      OF INVESTMENTS                                 (501,591,975)        113,818,829         (151,018,389)        (64,119,300)
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                  (495,442,161)        211,720,159         (191,603,300)        126,129,835
                                                   --------------      --------------        -------------       -------------
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
      CONTRIBUTIONS                                   249,152,143         230,919,882          126,578,797         191,483,305
      WITHDRAWALS                                    (128,518,336)       (226,954,383)        (117,860,449)       (425,117,952)
                                                   --------------      --------------        -------------       -------------
 NET INCREASE (DECREASE) FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL INTERESTS                   120,633,807           3,965,499            8,718,348        (233,634,647)
                                                   --------------      --------------        -------------       -------------
 NET INCREASE (DECREASE) IN NET
    ASSETS                                           (374,808,354)        215,685,658         (182,884,952)       (107,504,812)
                                                   --------------      --------------        -------------       -------------
 ENDING NET ASSETS                                 $1,424,435,966      $1,799,244,320        $ 513,529,717       $ 696,414,669
                                                   --------------      --------------        -------------       -------------

                                                            INTERNATIONAL EQUITY
                                                ------------------------------------------
                                                           FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED
                                                SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------
 BEGINNING NET ASSETS
OPERATIONS:                                        $316,235,786          $150,544,960
   NET INVESTMENT INCOME (LOSS)
   NET REALIZED GAIN (LOSS) FROM                      1,681,179               174,504
     INVESTMENTS SOLD
   NET CHANGE IN UNREALIZED                         (13,165,841)           45,866,090
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                 (86,702,376)           (9,996,901)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (98,187,038)           36,043,693
                                                   ------------          ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                   67,786,926           227,285,108
     WITHDRAWALS                                    (28,521,440)          (97,637,975)
                                                   ------------          ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                   39,265,486           129,647,133
                                                   ------------          ------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                           (58,921,552)          165,690,826
                                                   ------------          ------------
ENDING NET ASSETS                                  $257,314,234          $316,235,786
                                                   ------------          ------------

                                                              SMALL CAP VALUE                       SMALL COMPANY GROWTH
                                                --------------------------------------   -----------------------------------------
                                                           FOR THE             FOR THE              FOR THE             FOR THE
                                                        YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                SEPTEMBER 30, 2001  SEPTEMBER 30, 2000   SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
 BEGINNING NET ASSETS
OPERATIONS:                                             $225,883,004        $173,026,520        $ 785,000,460       $ 667,576,772
   NET INVESTMENT INCOME (LOSS)
   NET REALIZED GAIN (LOSS) FROM                             726,241             157,541           (1,159,897)         (2,173,748)
     INVESTMENTS SOLD
   NET CHANGE IN UNREALIZED                               (2,982,909)         17,965,269          (48,941,530)        182,508,596
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                      (47,320,025)         25,367,721         (124,708,498)         44,204,908
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (49,576,693)         43,490,531         (174,809,925)        224,539,756
                                                        ------------        ------------        -------------       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                        41,563,601          65,107,528           79,317,915         102,175,790
     WITHDRAWALS                                         (49,242,235)        (55,741,575)        (113,508,912)       (209,291,858)
                                                         -----------        ------------        -------------       -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                        (7,678,634)          9,365,953          (34,190,997)       (107,116,068)
                                                        ------------        ------------        -------------       -------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                                (57,255,327)         52,856,484         (209,000,922)        117,423,688
                                                        ------------        ------------        -------------       -------------
ENDING NET ASSETS                                       $168,627,677        $225,883,004        $ 575,999,538       $ 785,000,460
                                                        ------------        ------------        -------------       -------------

                                                                SMALL COMPANY VALUE
                                                 ------------------------------------------
                                                            FOR THE              FOR THE
                                                         YEAR ENDED           YEAR ENDED
                                                 SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------
 BEGINNING NET ASSETS
OPERATIONS:                                            $ 183,942,825         $152,160,571
   NET INVESTMENT INCOME (LOSS)
   NET REALIZED GAIN (LOSS) FROM                           2,300,775            2,376,720
     INVESTMENTS SOLD
   NET CHANGE IN UNREALIZED                               36,231,040            5,290,965
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                      (18,142,225)          17,232,119
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        20,389,590           24,899,804
                                                        ------------         ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                        23,177,082           50,248,487
     WITHDRAWALS                                         (79,671,139)         (43,366,037)
                                                        ------------         ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                       (56,494,057)           6,882,450
                                                         -----------         ------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                                (36,104,467)          31,782,254
                                                        ------------         ------------
ENDING NET ASSETS                                      $ 147,838,358         $183,942,825
                                                       -------------         ------------

(1) THIS FUND COMMENCED OPERATIONS IN AUGUST 31, 2001
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        FINANCIAL HIGHLIGHTS

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    ---------------------------------------- PORTFOLIO
                                                    NET INVESTMENT      NET           GROSS   TURNOVER
                                                     INCOME (LOSS) EXPENSES      EXPENSES(1)      RATE
------------------------------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 0.15%         0.72%           0.82%    181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 0.20%         0.75%           0.84%    106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                   (0.04)%        0.97%           1.02%     21%
JUNE 1, 1998 TO MAY 31, 1999                          0.15%         0.97%           1.02%     90%
OCTOBER 1, 1997(2) TO MAY 31, 1998                    0.55%         1.01%           1.06%     68%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 1.29%         0.68%           0.78%      3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 1.42%         0.67%           0.76%      9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                    1.43%         0.54%           0.57%      5%
JUNE 1, 1998 TO MAY 31, 1999                          1.53%         0.55%           0.57%      3%
JUNE 1, 1997(2) TO MAY 31, 1998                       1.76%         0.52%           0.57%      3%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 1.23%         0.13%           0.18%      2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 1.13%         0.13%           0.18%      8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                    1.25%         0.18%           0.23%     11%
JUNE 1, 1998 TO MAY 31, 1999                          1.35%         0.18%           0.23%      4%
JUNE 1, 1997 TO MAY 31, 1998                          1.60%         0.19%           0.24%      7%
JUNE 1, 1996 TO MAY 31, 1997                          2.03%         0.11%           0.31%      7%

INTERNATIONAL
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 0.47%         1.27%           1.29%    144%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 0.17%         1.24%           1.24%    127%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                    1.79%         0.61%           0.68%     23%
JUNE 1, 1998 TO MAY 31, 1999                          1.29%         0.61%           0.69%     94%
JUNE 1, 1997 TO MAY 31, 1998                          1.23%         0.66%           0.68%     37%
JUNE 1, 1996 TO MAY 31, 1997                          1.53%         0.19%           0.67%     53%

INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 0.57%         1.27%           1.31%     33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 0.06%         1.30%           1.39%     64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                    0.21%         1.40%           1.40%     11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999                  1.92%         1.40%           1.45%     12%

LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------
AUGUST 31, 2001(2) TO SEPTEMBER 30, 2001              1.51%(3)      0.72%(3)        0.79%(3)  10%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                (0.29)%        0.78%           0.78%     13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                (0.30)%        0.77%           0.77%      9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                   (0.07)%        0.69%           0.72%      5%
JUNE 1, 1998 TO MAY 31, 1999                         (0.19)%        0.71%           0.72%     28%
JUNE 1, 1997(2) TO MAY 31, 1998                      (0.03)%        0.67%           0.73%     13%

SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 0.90%         0.32%           0.33%     25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 1.03%         0.33%           0.34%     42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                    0.53%         0.44%           0.50%     23%
JUNE 1, 1998 TO MAY 31, 1999                          0.76%         0.44%           0.48%     26%
APRIL 9, 1998(2) TO MAY 31, 1998                      1.04%         0.52%           0.54%      2%

SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 0.36%         0.83%           0.96%    131%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 0.08%         0.68%           1.00%    124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                   (0.32)%        1.06%           1.10%     49%
JUNE 1, 1998 TO MAY 31, 1999                         (0.20)%        1.05%           1.10%    108%
OCTOBER 1, 1997(2) TO MAY 31, 1998                   (0.17)%        1.08%           1.13%     79%

SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                (0.17)%        0.94%           0.94%    206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                (0.28)%        0.94%           0.94%    203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                   (0.22)%        0.94%           0.98%     55%
JUNE 1, 1998 TO MAY 31, 1999                         (0.25)%        0.98%           0.98%    154%
JUNE 1, 1997(2) TO MAY 31, 1998                      (0.41)%        0.93%           0.98%    123%

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                 1.32%         0.79%           0.97%     90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                 1.37%         0.81%           1.00%    114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                    0.83%         1.00%           1.04%     28%
JUNE 1, 1998 TO MAY 31, 1999                          0.76%         0.99%           1.04%     97%
JUNE 1, 1997(2) TO MAY 31, 1998                       0.69%         0.99%           1.04%     99%

NOTES TO FINANCIAL HIGHLIGHTS


NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2) Commencement of operations.

(3) Annualized

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
     Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
     Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
     Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by Core Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
     Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FORWARD FOREIGN CURRENCY CONTRACTS

     The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

   Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following contracts were held by the International Portfolio during the year ended September 30, 2001:

                                                                                          Net Unrealized
                                                                                           Appreciation/
      Date                Currency                          Value          US $ Value      Depreciation
-----------------------------------------------------------------------------------------------------------
      11/20/01          JAPANESE YEN                 (Y)3,291,544,000     $28,229,365        $504,690

      11/21/01          JAPANESE YEN                 (Y)3,484,044,000      28,832,115        (517,471)

      12/19/01          JAPANESE YEN                 (Y)4,363,630,000      36,594,259        (234,777)

     The following foreign cross currency contract was held by the International Portfolio during the year ended September 30, 2001:

                                                                                          Net Unrealized
                                          Currency      Great Britain                      Appreciation/
      Date         Currency Delivered     Received       Pound Value      Euro Value       Depreciation
-----------------------------------------------------------------------------------------------------------
      10/11/01     GREAT BRITAIN POUND       EURO       $33,762,027      $34,065,378        $303,351

FUTURES CONTRACTS
     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2001, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                             Net Unrealized
                                                                                 Notional      Appreciation
      Contracts           Portfolio                 Type       Expiration Date Contract Value  (Depreciation)
------------------------------------------------------------------------------------------------------------
      155 LONG     INDEX PORTFOLIO           S & P 500 INDEX    DECEMBER 2001  $40,443,375     1,522,525

       58 LONG     SMALL CAP INDEX PORTFOLIO    RUSSELL 2000    DECEMBER 2001   11,775,450       361,826

     The Index and Small Cap Index Portfolios have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $2,910,000 and $1,550,000, respectively.

REPURCHASE AGREEMENTS
     Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS
     The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2001, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES
     Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES
     The investment advisor of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
     Funds Management has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected

   Portfolios. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolios to the advisor. These sub-advisors provided the same services to the predecessor portfolios.

      Portfolio                        Advisory Fee             Sub-advisor              Sub-Advisory Fee

      DISCIPLINED GROWTH PORTFOLIO            0.75%       SMITH ASSET MANAGEMENT                      0-175 MILLION, 0.35%
                                                                                                    175-225 MILLION, 0.00%

                                                                                                    225-500 MILLION, 0.25%
                                                                                           GREATER THAN 500 MILLION, 0.20%

      EQUITY INCOME PORTFOLIO                 0.75%     WELLS CAPITAL MANAGEMENT                      0-200 MILLION, 0.25%
                                                                                                    200-400 MILLION, 0.20%

                                                                                           GREATER THAN 400 MILLION, 0.15%
      INDEX PORTFOLIO                         0.15%     WELLS CAPITAL MANAGEMENT                      0-200 MILLION, 0.02%

                                                                                           GREATER THAN 200 MILLION, 0.01%
      INTERNATIONAL PORTFOLIO                 1.00%  SCHRODER CAPITAL MANAGEMENT                      0-100 MILLION, 0.45%

                                                                                                    100-200 MILLION, 0.35%
                                                                                                    200-600 MILLION, 0.20%

                                                                                          GREATER THAN 600 MILLION, 0.185%
      INTERNATIONAL EQUITY PORTFOLIO          1.00%     WELLS CAPITAL MANAGEMENT                      0-200 MILLION, 0.35%

                                                                                           GREATER THAN 200 MILLION, 0.25%
      LARGE CAP APPRECIATION PORTFOLIO        0.70%   CADENCE CAPITAL MANAGEMENT                      0-250 MILLION, 0.30%

                                                                                                    250-500 MILLION, 0.20%
                                                                                              500 MILLION-1 BILLION, 0.15%

                                                                                             GREATER THAN 1 BILLION, 0.10%
      LARGE COMPANY GROWTH PORTFOLIO          0.75% PEREGRINE CAPITAL MANAGEMENT                       0-25 MILLION, 0.75%

                                                                                                      25-50 MILLION, 0.60%
                                                                                                     50-275 MILLION, 0.50%

                                                                                           GREATER THAN 275 MILLION, 0.30%
      SMALL CAP INDEX PORTFOLIO               0.25%     WELLS CAPITAL MANAGEMENT                      0-200 MILLION, 0.02%

                                                                                            GREATER THAN 200 MILLION,0.01%
      SMALL CAP VALUE PORTFOLIO               0.90%       SMITH ASSET MANAGEMENT                      0-110 MILLION, 0.45%

                                                                                                    110-150 MILLION, 0.00%
                                                                                                    150-300 MILLION, 0.30%

                                                                                           GREATER THAN 300 MILLION, 0.25%
      SMALL COMPANY GROWTH PORTFOLIO          0.90% PEREGRINE CAPITAL MANAGEMENT                       0-50 MILLION, 0.90%

                                                                                                     50-180 MILLION, 0.75%
                                                                                                    180-340 MILLION, 0.65%

                                                                                                    340-685 MILLION, 0.50%
                                                                                                    685-735 MILLION, 0.52%
                                                                                            GREATER THAN 735 MILLION 0.55%
      SMALL COMPANY VALUE PORTFOLIO           0.90% PEREGRINE CAPITAL MANAGEMENT                      0-175 MILLION, 0.50%

                                                                                           GREATER THAN 175 MILLION, 0.75%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Currently there are no administration fees charged to the Portfolios at the core level. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. Wells Fargo Bank, MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets.
      Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
     For the year ended September 30, 2001, fees waived by Funds Management were as follows:

      Portfolio                                                           Fees Waived by Funds Management

      DISCIPLINED GROWTH PORTFOLIO                                                $   172,711
      EQUITY INCOME PORTFOLIO                                                       2,505,886
      INDEX PORTFOLIO                                                                 845,233
      INTERNATIONAL PORTFOLIO                                                          92,530
      INTERNATIONAL EQUITY PORTFOLIO                                                  136,026
      LARGE CAP APPRECIATION PORTFOLIO                                                  3,588
      LARGE COMPANY GROWTH PORTFOLIO                                                    4,908
      SMALL CAP INDEX PORTFOLIO                                                         8,325
      SMALL CAP VALUE PORTFOLIO                                                       272,718
      SMALL COMPANY GROWTH PORTFOLIO                                                    7,894
      SMALL COMPANY VALUE PORTFOLIO                                                   328,257


6. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2001 were as follows:

                          AGGREGATE PURCHASES AND SALES

      Portfolio                                                      Purchases at Cost   Sales Proceeds

      DISCIPLINED GROWTH PORTFOLIO                                   $   294,879,761   $   364,959,958
      EQUITY INCOME PORTFOLIO                                             77,614,021       282,412,589
      INDEX PORTFOLIO                                                    131,975,755        25,735,074
      INTERNATIONAL PORTFOLIO                                            774,328,355       718,337,597
      INTERNATIONAL EQUITY PORTFOLIO                                     132,616,783        87,146,050
      LARGE CAP APPRECIATION PORTFOLIO                                    78,667,031         7,085,344
      LARGE COMPANY GROWTH PORTFOLIO                                     814,141,321       369,544,665
      SMALL CAP INDEX PORTFOLIO                                           39,071,429        54,300,889
      SMALL CAP VALUE PORTFOLIO                                          239,508,441       283,693,915
      SMALL COMPANY GROWTH PORTFOLIO                                   1,375,003,678     1,406,043,097
      SMALL COMPANY VALUE PORTFOLIO                                      152,247,845       203,805,910

INDEPENDENT AUDITOR'S REPORT

TO THE BOARD OF TRUSTEES AND PARTNERS
WELLS FARGO CORE TRUST:

     We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, eleven portfolios of Wells Fargo Core Trust, (collectively the "Portfolios"), including the portfolios of investments as of September 30, 2001, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 216 TO 217, and the financial highlights for the periods presented on page 218. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of September 30, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

   /s/ KPMG LLP

   San Francisco, California
   November 9, 2001

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       - ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        - AMERICAN DEPOSITORY RECEIPTS
AMBAC      - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        - ALTERNATIVE MINIMUM TAX
ARM        - ADJUSTABLE RATE MORTGAGES
BART       - BAY AREA RAPID TRANSIT
CDA        - COMMUNITY DEVELOPMENT AUTHORITY
CDSC       - CONTINGENT DEFERRED SALES CHARGE
CGIC       - CAPITAL GUARANTY INSURANCE COMPANY
CGY        - CAPITAL GUARANTY CORPORATION
CMT        - CONSTANT MATURITY TREASURY
COFI       - COST OF FUNDS INDEX
Connie Lee - CONNIE LEE INSURANCE COMPANY
COP        - CERTIFICATE OF PARTICIPATION
CP         - COMMERCIAL PAPER
CTF        - COMMON TRUST FUND
DW&P       - DEPARTMENT OF WATER & POWER
DWR        - DEPARTMENT OF WATER RESOURCES
EDFA       - EDUCATION FINANCE AUTHORITY
FGIC       - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        - FEDERAL HOUSING AUTHORITY
FHLB       - FEDERAL HOME LOAN BANK
FHLMC      - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        - FLOATING RATE NOTES
FSA        - FINANCIAL SECURITY ASSURANCE, INC
GNMA       - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         - GENERAL OBLIGATION
HFA        - HOUSING FINANCE AUTHORITY
HFFA       - HEALTH FACILITIES FINANCING AUTHORITY
IDA        - INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      - LONDON INTERBANK OFFERED RATE
LLC        - LIMITED LIABILITY CORPORATION
LOC        - LETTER OF CREDIT
LP         - LIMITED PARTNERSHIP
MBIA       - MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       - MULTI-FAMILY HOUSING REVENUE
MUD        - MUNICIPAL UTILITY DISTRICT
MTN        - MEDIUM TERM NOTE
PCFA       - POLLUTION CONTROL FINANCE AUTHORITY
PCR        - POLLUTION CONTROL REVENUE
PFA        - PUBLIC FINANCE AUTHORITY
PLC        - PRIVATE PLACEMENT
PSFG       - PUBLIC SCHOOL FUND GUARANTY
RAW        - REVENUE ANTICIPATION WARRANTS
RDA        - REDEVELOPMENT AUTHORITY
RDFA       - REDEVELOPMENT FINANCE AUTHORITY
R&D        - RESEARCH & DEVELOPMENT
SFMR       - SINGLE FAMILY MORTGAGE REVENUE
TBA        - TO BE ANNOUNCED
TRAN       - TAX REVENUE ANTICIPATION NOTES
USD        - UNIFIED SCHOOL DISTRICT
V/R        - VARIABLE RATE
WEBS       - WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                                     Presorted
PLEASE EXPEDITE                                                    Standard
                                                                 U.S. Postage
                                                                     PAID
                                                               WELLS FARGO FUNDS

[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
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MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO
OBTAIN LITERATURE, PLEASE WRITE OR CALL:

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PO BOX 8266
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED
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WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO &
COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS
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OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER
NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.



                                                               AR 001  (09/01)

                                                        [WELLS FARGO FUNDS LOGO]

                             WELLS FARGO STOCK FUNDS
                                  ANNUAL REPORT

CLASS O
EQUITY INDEX FUND
OTC GROWTH FUND

                                                              SEPTEMBER 30, 2001

[GRAPHIC]

                                                                     STOCK FUNDS


TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                         1

PERFORMANCE HIGHLIGHTS
   EQUITY INDEX FUND                                                           2
   OTC GROWTH FUND                                                             4

PORTFOLIO OF INVESTMENTS

   EQUITY INDEX FUND                                                           6
   OTC GROWTH FUND                                                            21

FINANCIAL STATEMENTS

   STATEMENT OF ASSETS AND LIABILITIES                                        24
   STATEMENT OF OPERATIONS                                                    25
   STATEMENTS OF CHANGES IN NET ASSETS                                        26
   FINANCIAL HIGHLIGHTS                                                       28

NOTES TO FINANCIAL STATEMENTS                                                 30

INDEPENDENT AUDITORS' REPORT                                                  34

TAX INFORMATION                                                               35

LIST OF ABBREVIATIONS                                                         36

               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK

                                                                     STOCK FUNDS

DEAR VALUED SHAREHOLDERS,

     All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the tragic events of September 11, 2001. In this period of uncertainty, we remain focused on our primary objective of helping shareholders achieve their financial goals.

OVERVIEW OF EQUITY MARKETS
     The stock market's extended downturn during the 12-month period ending September 30, 2001, can be attributed to a combination of factors, including falling corporate profits, overcapacity in the technology sector, a deepening slump among American manufacturers, and a strong U.S. dollar, which has hurt global competitiveness. Even the Federal Reserve Board's aggressive interest-rate cutting campaign failed to revive business growth, as most companies focused on cutting costs or restructuring debt instead of capitalizing on lower interest rates to finance new initiatives.
     Although stocks enjoyed a brief April rally, pessimism returned to the marketplace when second quarter gross domestic product figures revealed that the economy was continuing to weaken. Indeed, economic growth in the second quarter of 2001 came in at 0.3%, the poorest performance in eight years. Yet optimism once again filtered though the marketplace during late summer amid a growing consensus that the economy may have bottomed out and would recover sometime in 2002. That outlook quickly changed on September 11. In all, few companies, industries, or sectors managed to sidestep the many pressures which shaped the business landscape during the reporting period, with all seven S&P 500 sectors declining in value.

THE ECONOMY'S SPLIT PERSONALITY
     Throughout the reporting period, the U.S. economy displayed signs of a split personality. As businesses large and small cut costs, eliminated jobs, and announced lower-than-expected revenues, American consumers went on a spending spree. Fueled by short-term interest rates that plummeted from 6.5% to 3% and a federal tax refund that put nearly $40 billion into their wallets, consumers purchased big-ticket items such as new homes and cars. Consumer spending, prior to the events of September 11, not only helped the economy stay out of a recession, but also had the potential to lift the corporate sector out of its malaise. Yet in the aftermath of the September 11 attacks, nervous consumers curtailed their spending, thereby postponing any foreseeable recovery.

LOOKING AHEAD
     As the economic ramifications of the terrorist attacks continue to reverberate in the coming weeks and months, the economy faces many challenges. Despite the promise of additional interest rate cuts and a proposed economic stimulus package, consumer spending -- and hence the U.S. economy -- is expected to slow even further.
     During these uncertain times, it is important to remain patient -- and to make sure your portfolio is diversified. Diversification will not prevent losses in a bear market, but may reduce them, keeping you on track to reaching your long-term financial goals.
     History can also help guide investors. Since World War II, we have had nine recessions and three wars. Yet corporate earnings are up 63-fold and the stock market is up 71-fold. Many investors who stayed the course during those challenging times found that being patient led to strong results in their investment portfolios. Similarly, many experienced investors believe that stocks are currently undervalued, and are purchasing additional shares to benefit from an economic recovery.
     If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222. We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

   Sincerely,

   /s/ Michael J. Hogan

   Michael J. Hogan
   PRESIDENT
   WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS

EQUITY INDEX FUND

INVESTMENT OBJECTIVE
   The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/25/84

PERFORMANCE HIGHLIGHTS
     The Fund's Class O shares returned (26.88)%(2) for the twelve-month period ended September 30, 2001. The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned (26.62)% during the period. The Fund's Class O shares distributed $0.62 per share in dividend income and $9.54 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     Even prior to the September 11 terrorist attacks, the economic slowdown and recession expectations adversely affected the performance of the equity markets as well as the Fund. The Federal Reserve Board (the Fed) aggressively lowered interest rates to counter this trend. Between October 1, 2000, and September 30, 2001, the Fed lowered interest rates a total of 3.50 percentage points. At 2.5%, the federal funds rate is at its lowest level since the early 1960s.
     The Fund's performance reflects the overall performance of the common stocks within the S&P 500 Index. As such, the Fund's better performing stocks were in the beverages, consumer staples, defense and health care sectors -- areas that tend not to be affected by the ups and downs of the economy. In contrast, economically sensitive areas such as autos, capital goods, financial services, media and technology did not perform well.

STRATEGIC OUTLOOK
     Consumer and investor psychology are key factors for the economy and markets. A number of factors have provided some support for the economy, including the actions of the Fed, falling energy prices and the partial recovery of the stock market. However, layoffs continue at very high levels and corporate profit growth is weak. Fed actions and government spending should eventually boost the economy, although the terrorist attacks have, at a minimum, delayed the recovery.

   AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2001)

                                                1-Year       5-Year      10-Year
   CLASS O                                      (26.88)        9.64        11.90
   BENCHMARK
     S&P 500 INDEX                              (26.62)       10.23        12.70

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)

   BETA*                                                 1.00
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         23.8x
   PRICE TO BOOK RATIO                                   3.3x
   MEDIAN MARKET CAP. ($B)                                8.0
   5 YEAR EARNINGS GROWTH (HISTORIC)                     15.3%
   NUMBER OF HOLDINGS                                     504
   PORTFOLIO TURNOVER                                       4%

----------
* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF SEPTEMBER 30, 2001)

   GENERAL ELECTRIC COMPANY                              3.70%
   MICROSOFT CORPORATION                                 2.76%
   EXXON MOBIL CORPORATION                               2.72%
   PFIZER, INCORPORATED                                  2.53%
   WAL-MART STORES, INCORPORATED                         2.21%
   AMERICAN INTERNATIONAL GROUP                          2.05%
   CITIGROUP, INCORPORATED                               2.04%
   JOHNSON & JOHNSON                                     1.68%
   IBM CORPORATION                                       1.60%
   SBC COMMUNICATIONS, INCORPORATED                      1.59%

[CHART OF SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2001)

   Financial                                               19%
   Health Care                                             15%
   Technology                                              15%
   Consumer Non-Cyclical                                    8%
   Consumer Cyclical                                        7%
   Cash                                                     6%
   Energy                                                   6%
   Telecommunications                                       6%
   Consumer Services                                        5%
   Basic Materials                                          3%
   Commercial Services                                      3%
   Industrials                                              3%
   Utilities                                                3%
   Transportation                                           1%

[CHART OF GROWTH OF $10,000 INVESTMENT(5)]

GROWTH OF $10,000 INVESTMENT(5)

        WELLS FARGO EQUITY
       INDEX FUND - CLASS O         S&P 500 INDEX
    9/91               $10,000          10,000
   10/91               $10,126          10,134
   11/91                $9,720           9,726
   12/91               $10,812          10,838
    1/92               $10,606          10,637
    2/92               $10,735          10,774
    3/92               $10,521          10,565
    4/92               $10,820          10,875
    5/92               $10,866          10,928
    6/92               $10,699          10,766
    7/92               $11,127          11,205
    8/92               $10,893          10,976
    9/92               $11,013          11,105
   10/92               $11,045          11,143
   11/92               $11,411          11,523
   12/92               $11,545          11,664
    1/93               $11,632          11,762
    2/93               $11,784          11,922
    3/93               $12,022          12,173
    4/93               $11,729          11,879
    5/93               $12,029          12,197
    6/93               $12,054          12,233
    7/93               $11,996          12,184
    8/93               $12,440          12,646
    9/93               $12,338          12,549
   10/93               $12,583          12,808
   11/93               $12,455          12,686
   12/93               $12,591          12,840
    1/94               $13,010          13,276
    2/94               $12,651          12,916
    3/94               $12,093          12,353
    4/94               $12,243          12,511
    5/94               $12,431          12,717
    6/94               $12,125          12,405
    7/94               $12,513          12,812
    8/94               $13,011          13,337
    9/94               $12,691          13,011
   10/94               $12,964          13,304
   11/94               $12,487          12,819
   12/94               $12,654          13,009
    1/95               $12,973          13,346
    2/95               $13,469          13,866
    3/95               $13,855          14,275
    4/95               $14,247          14,695
    5/95               $14,804          15,281
    6/95               $15,132          15,635
    7/95               $15,624          16,154
    8/95               $15,656          16,194
    9/95               $16,297          16,877
   10/95               $16,233          16,817
   11/95               $16,927          17,554
   12/95               $17,238          17,893
    1/96               $17,810          18,501
    2/96               $17,969          18,673
    3/96               $18,128          18,852
    4/96               $18,384          19,129
    5/96               $18,836          19,621
    6/96               $18,896          19,696
    7/96               $18,055          18,825
    8/96               $18,419          19,222
    9/96               $19,435          20,303
   10/96               $19,959          20,863
   11/96               $21,441          22,438
   12/96               $21,009          21,994
    1/97               $22,294          23,366
    2/97               $22,454          23,551
    3/97               $21,523          22,585
    4/97               $22,790          23,931
    5/97               $24,153          25,393
    6/97               $25,231          26,523
    7/97               $27,194          28,632
    8/97               $25,662          27,029
    9/97               $27,044          28,507
   10/97               $26,128          27,555
   11/97               $27,311          28,831
   12/97               $27,761          29,327
    1/98               $28,057          29,649
    2/98               $30,064          31,787
    3/98               $31,584          33,415
    4/98               $31,889          33,755
    5/98               $31,326          33,175
    6/98               $32,599          34,522
    7/98               $32,240          34,156
    8/98               $27,576          29,220
    9/98               $29,331          31,093
   10/98               $31,675          33,621
   11/98               $33,585          35,659
   12/98               $35,507          37,712
    1/99               $36,968          39,300
    2/99               $35,877          38,074
    3/99               $37,223          39,597
    4/99               $38,655          41,129
    5/99               $37,735          40,159
    6/99               $39,802          42,343
    7/99               $38,555          41,021
    8/99               $38,361          40,818
    9/99               $37,314          39,699
   10/99               $39,674          42,212
   11/99               $40,451          43,069
   12/99               $42,790          45,606
    1/00               $40,635          43,317
    2/00               $39,873          42,498
    3/00               $43,749          46,654
    4/00               $42,416          45,250
    5/00               $41,536          44,322
    6/00               $42,544          45,417
    7/00               $41,900          44,709
    8/00               $44,477          47,485
    9/00               $42,116          44,978
   10/00               $41,895          44,789
   11/00               $38,579          41,260
   12/00               $38,759          41,086
    1/01               $40,136          42,545
    2/01               $36,505          38,665
    3/01               $34,178          36,213
    4/01               $36,825          39,027
    5/01               $37,056          39,289
    6/01               $36,134          38,334
    7/01               $35,769          37,958
    8/01               $33,514          35,582
    9/01               $30,794          32,707

----------
(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class O shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999 reflects performance of the Class O shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(4) Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class O shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

OTC GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo OTC Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Golden Capital Management, LLC

FUND MANAGERS
   Greg W. Golden, CFA
   Jeff C. Moser, CFA

INCEPTION DATE
   08/03/00

PERFORMANCE HIGHLIGHTS

     The Fund's Class O shares returned (66.82)%(1)for the twelve-month period ended September 30, 2001. The Fund slightly outperformed its benchmark, the Nasdaq 100 Index,(2) which returned (67.28)% during the period. The Fund's Class O shares distributed no dividends and $0.06 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     Weakness was found in most sectors within the Fund. Technology holdings were down 73.6% and capital goods holdings were down 68.3%, posting the worst returns during the period. However, the Fund benefited from picks within the health care sector, which declined only 9.2% for the fiscal year. Some stocks that added to Fund performance were Express Scripts, Genzyme, and Hot Topic Inc. Express Scripts, a pharmacy-benefit company, managed to perform extremely well in this difficult environment, consistently reporting better than expected earnings throughout the year. Genzyme, a developer of therapeutic and surgical products, also added to performance with strong earnings and positive analyst comments. Hot Topic Inc., a specialty retailer, was added to the portfolio during the year based on its consistent earnings growth. By the end of the period, the company's share price had risen over 67% since its addition to the Fund's portfolio.

STRATEGIC OUTLOOK

     The economy faces a strong likelihood of falling into recession in the near term while trying to establish a longer-term footing for economic expansion. Continued aggressive actions from the Federal Reserve Board in lowering interest rates along with a proposed stimulus package from the Bush Administration should help shore up any short-term weakness.
     Although one cannot predict future returns based on historical performance, there are some interesting turning points in our history that bear reviewing. The period from October 1990 to October 1991 saw the unemployment rate increase from 5.5% to 7.5%. Yet the S&P 500 Index (3) rebounded 33% during that period with strong outperformance coming from technology and other stocks that would be expected to benefit from a rising economy. The last time we experienced a widespread global recession was in 1974. In September of that year, the Consumer Sentiment Index drifted below 70%. The S&P 500 Index climbed a respectable 31% just six months later. Even when things look their worst, a recovery can be just around the corner.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                 1-Year        Since Inception
   CLASS O                                       (66.82)              (61.14)
   BENCHMARK
     THE NASDAQ 100 INDEX                        (67.28)              (61.97)(4)

   CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)          37.5X
   PRICE TO BOOK RATIO                                    6.9X
   MEDIAN MARKET CAP. ($B)                                4.1
   NUMBER OF HOLDINGS                                      75
   PORTFOLIO TURNOVER                                      80%

   TEN LARGEST EQUITY HOLDINGS(5)
   (AS OF SEPTEMBER 30, 2001)

   MICROSOFT CORPORATION                                11.51%
   INTEL CORPORATION                                     5.67%
   QUALCOMM, INCORPORATED                                5.21%
   CISCO SYSTEMS, INCORPORATED                           3.71%
   ORACLE CORPORATION                                    3.57%
   GENZYME CORPORATION                                   2.47%
   VERISIGN, INCORPORATED                                2.45%
   IDEC PHARMACEUTICALS CORPORATION                      2.39%
   BED BATH & BEYOND, INCORPORATED                       2.37%
   EBAY, INCORPORATED                                    2.21%

[CHART OF SECTOR DISTRIBUTION(6) (AS OF SEPTEMBER 30, 2001)]

   SECTOR DISTRIBUTION(6) (AS OF SEPTEMBER 30, 2001)

   Technology                                              63%
   Health Care                                             17%
   Commercial Services                                      6%
   Consumer Cyclical                                        4%
   Consumer Services                                        3%
   Telecommunications                                       3%
   Financial                                                2%
   Cash                                                     1%

[CHART OF GROWTH OF $10,000 INVESTMENT(7)]

   GROWTH OF $10,000 INVESTMENT(7)

           Wells Fargo OTC Growth Fund - Class O                 Nasdaq 100 Index
    8/00                                     $  10,000               $  10,000
    8/00                                     $  11,550               $  11,297
    9/00                                     $  10,080               $   9,893
   10/00                                     $   9,380               $   9,094
   11/00                                     $   6,990               $   6,945
   12/00                                     $   6,568               $   6,488
    1/01                                     $   7,132               $   7,185
    2/01                                     $   5,158               $   5,288
    3/01                                     $   4,231               $   4,359
    4/01                                     $   5,178               $   5,141
    5/01                                     $   5,097               $   4,987
    6/01                                     $   5,188               $   5,073
    7/01                                     $   4,674               $   4,665
    8/01                                     $   4,060               $   4,072
    9/01                                     $   3,344               $   3,237

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The Nasdaq 100 Index is an unmanaged group of the 100 largest companies listed on the Nasdaq Composite Index. The list is updated quarterly, and companies on this index are typically representative of technology-related industries, such as computer hardware and software products, telecommunications, biotechnology, services and retail/wholesale trade. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The published return closest to the Fund's inception date of 08/03/00.
(5) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6) Sector distribution is subject to change.
(7) The chart compares the performance of the Wells Fargo OTC Growth Fund Class O shares since inception with the Nasdaq 100 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001

   EQUITY INDEX FUND

SHARES      SECURITY NAME                                                               VALUE
COMMON STOCK - 94.31%

AMUSEMENT & RECREATION SERVICES - 0.03%
     5,323  HARRAH'S ENTERTAINMENT INCORPORATED+                                   $        143,774
                                                                                   ----------------
APPAREL & ACCESSORY STORES - 0.32%
    39,028  GAP INCORPORATED                                                                466,385
    15,126  KOHL'S CORPORATION+                                                             726,048
    19,362  LIMITED INCORPORATED                                                            183,939
     6,076  NORDSTROM INCORPORATED                                                           87,798
                                                                                          1,464,170
                                                                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.05%
     2,385  LIZ CLAIBORNE INCORPORATED                                                       89,915
     5,085  VF CORPORATION                                                                  148,837

                                                                                            238,752
                                                                                   ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
     5,085  AUTOZONE INCORPORATED+                                                          263,708
                                                                                   ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
     2,740  RYDER SYSTEM INCORPORATED                                                        54,773
                                                                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
     2,693  CENTEX CORPORATION                                                               90,835
     2,010  KB HOME                                                                          57,104
     2,673  PULTE HOMES INCORPORATED                                                         81,927

                                                                                            229,866
                                                                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
   105,965  HOME DEPOT INCORPORATED                                                       4,065,877
    34,926  LOWE'S COMPANIES INCORPORATED                                                 1,105,408
     7,114  SHERWIN-WILLIAMS COMPANY                                                        158,073

                                                                                          5,329,358
                                                                                   ----------------
BUSINESS SERVICES - 7.53%
    10,859  ADOBE SYSTEMS INCORPORATED                                                      260,399
   201,183  AOL TIME WARNER INCORPORATED+                                                 6,659,157
     2,447  AUTODESK INCORPORATED                                                            78,451
    28,345  AUTOMATIC DATA PROCESSING INCORPORATED                                        1,333,349
    11,063  BMC SOFTWARE INCORPORATED+                                                      140,500
    46,772  CENDANT CORPORATION+                                                            598,682
     8,387  CITRIX SYSTEMS INCORPORATED+                                                    166,063
    26,168  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                  673,564
     7,656  COMPUTER SCIENCES CORPORATION+                                                  253,950
    16,701  COMPUWARE CORPORATION+                                                          139,119
    10,938  CONCORD EFS INCORPORATED+                                                       535,415
     7,759  CONVERGYS CORPORATION+                                                          215,312
     3,209  DELUXE CORPORATION                                                              110,839

                                        6

SHARES      SECURITY NAME                                                               VALUE
    21,247  ELECTRONIC DATA SYSTEMS CORPORATION                                    $      1,223,402
     6,502  EQUIFAX INCORPORATED                                                            142,394
    17,789  FIRST DATA CORPORATION                                                        1,036,387
     8,469  FISERV INCORPORATED+                                                            288,878
    13,379  IMS HEALTH INCORPORATED                                                         335,144
    17,032  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                     347,453
     9,474  INTUIT INCORPORATED+                                                            339,169
     3,751  MERCURY INTERACTIVE CORPORATION+                                                 71,419
   244,389  MICROSOFT CORPORATION+                                                       12,505,385
     4,381  NCR CORPORATION+                                                                129,897
    16,348  NOVELL INCORPORATED+                                                             59,834
     8,410  OMNICOM GROUP INCORPORATED                                                      545,809
   254,900  ORACLE CORPORATION+                                                           3,206,642
    11,996  PARAMETRIC TECHNOLOGY CORPORATION+                                               62,259
    13,349  PEOPLESOFT INCORPORATED+                                                        240,816
     7,963  ROBERT HALF INTERNATIONAL INCORPORATED+                                         159,340
     5,581  SAPIENT CORPORATION+                                                             21,487
    20,576  SIEBEL SYSTEMS INCORPORATED+                                                    267,694
   147,884  SUN MICROSYSTEMS INCORPORATED+                                                1,223,001
     4,834  TMP WORLDWIDE INCORPORATED+                                                     137,237
    14,380  UNISYS CORPORATION+                                                             124,531
    18,046  VERITAS SOFTWARE CORPORATION+                                                   332,768
    25,742  YAHOO! INCORPORATED+                                                            226,787

                                                                                         34,192,533
                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 12.91%
    70,330  ABBOTT LABORATORIES                                                           3,646,611
    10,350  AIR PRODUCTS & CHEMICALS INCORPORATED                                           399,303
     2,570  ALBERTO CULVER COMPANY                                                           99,947
    59,685  AMERICAN HOME PRODUCTS CORPORATION                                            3,476,651
    47,368  AMGEN INCORPORATED+                                                           2,783,344
     5,006  AVERY DENNISON CORPORATION                                                      236,834
    10,773  AVON PRODUCTS INCORPORATED                                                      498,251
     6,749  BIOGEN INCORPORATED+                                                            375,109
    88,249  BRISTOL-MYERS SQUIBB COMPANY                                                  4,903,114
     8,622  CHIRON CORPORATION+                                                             383,075
    10,740  CLOROX COMPANY                                                                  397,380
    25,476  COLGATE-PALMOLIVE COMPANY                                                     1,483,977
    40,755  DOW CHEMICAL COMPANY                                                          1,335,134
    47,352  E I DU PONT DE NEMOURS & COMPANY                                              1,776,647
     3,497  EASTMAN CHEMICAL COMPANY                                                        126,941
     5,793  ECOLAB INCORPORATED                                                             210,460
    51,033  ELI LILLY & COMPANY                                                           4,118,363
     8,000  FOREST LABORATORIES INCORPORATED+                                               577,120
    47,883  GILLETTE COMPANY                                                              1,426,913

                                        7

SHARES      SECURITY NAME                                                               VALUE
     2,283  GREAT LAKES CHEMICAL CORPORATION                                       $         50,454
    24,252  IMMUNEX CORPORATION+                                                            452,300
     4,350  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                 120,452
    10,378  KING PHARMACEUTICALS INCORPORATED+                                              435,357
     9,662  MEDIMMUNE INCORPORATED+                                                         344,257
   104,120  MERCK & COMPANY INCORPORATED                                                  6,934,392
   286,652  PFIZER INCORPORATED                                                          11,494,745
    59,074  PHARMACIA CORPORATION                                                         2,396,042
     7,647  PPG INDUSTRIES INCORPORATED                                                     349,850
     7,293  PRAXAIR INCORPORATED                                                            306,306
    58,810  PROCTER & GAMBLE COMPANY                                                      4,280,780
     9,998  ROHM & HAAS COMPANY                                                             327,534
    66,434  SCHERING-PLOUGH CORPORATION                                                   2,464,701
     3,436  SIGMA ALDRICH                                                                   155,307
     4,807  WATSON PHARMACEUTICALS INCORPORATED+                                            262,991

                                                                                         58,630,642
                                                                                   ----------------
COMMUNICATIONS - 7.03%
    14,216  ALLTEL CORPORATION                                                              823,817
   156,673  AT&T CORPORATION                                                              3,023,789
   114,882  AT&T WIRELESS SERVICES+                                                       1,716,337
    12,888  AVAYA INCORPORATED+                                                             127,591
    85,101  BELLSOUTH CORPORATION                                                         3,535,947
     6,402  CENTURYTEL INCORPORATED                                                         214,467
    12,956  CITIZENS COMMUNICATIONS COMPANY+                                                121,786
    26,678  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                    1,060,451
    42,911  COMCAST CORPORATION CLASS A+                                                  1,539,218
    40,252  GLOBAL CROSSING LIMITED+                                                         72,454
    34,739  NEXTEL COMMUNICATIONS INCORPORATED+                                             300,840
    75,434  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                               1,259,748
   152,932  SBC COMMUNICATIONS INCORPORATED                                               7,206,156
    40,244  SPRINT CORPORATION (FON GROUP)                                                  966,258
    42,546  SPRINT CORPORATION (PCS GROUP)+                                               1,118,534
     9,463  UNIVISION COMMUNICATIONS INCORPORATED+                                          217,176
   122,813  VERIZON COMMUNICATIONS INCORPORATED                                           6,645,412
   131,140  WORLDCOM GROUP+                                                               1,972,346

                                                                                         31,922,327
                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 8.90%
    16,817  AMSOUTH BANCORP                                                                 303,883
    72,784  BANK OF AMERICA CORPORATION                                                   4,250,586
    33,399  BANK OF NEW YORK COMPANY INCORPORATED                                         1,168,965
    52,915  BANK ONE CORPORATION                                                          1,665,235
    19,901  BB&T CORPORATION                                                                725,391
     9,856  CHARTER ONE FINANCIAL INCORPORATED                                              278,136
   228,336  CITIGROUP INCORPORATED                                                        9,247,608

                                        8

SHARES      SECURITY NAME                                                               VALUE
     8,104  COMERICA INCORPORATED                                                  $        448,962
    26,132  FIFTH THIRD BANCORP                                                           1,606,595
    49,180  FLEETBOSTON FINANCIAL CORPORATION                                             1,782,775
     7,205  GOLDEN WEST FINANCIAL CORPORATION                                               418,611
    11,398  HUNTINGTON BANCSHARES INCORPORATED                                              197,299
    90,144  J P MORGAN CHASE & COMPANY                                                    3,078,418
    19,276  KEYCORP                                                                         465,323
    21,669  MELLON FINANCIAL CORPORATION                                                    700,559
    27,279  NATIONAL CITY CORPORATION                                                       817,006
    10,109  NORTHERN TRUST CORPORATION                                                      530,520
    13,123  PNC FINANCIAL SERVICES GROUP INCORPORATED                                       751,292
    10,330  REGIONS FINANCIAL CORPORATION                                                   298,124
    15,436  SOUTHTRUST CORPORATION                                                          393,155
    14,775  STATE STREET CORPORATION                                                        672,263
    13,259  SUNTRUST BANKS INCORPORATED                                                     883,049
    13,170  SYNOVUS FINANCIAL CORPORATION                                                   363,492
     6,225  UNION PLANTERS CORPORATION                                                      267,053
    86,530  US BANCORP                                                                    1,919,235
    63,662  WACHOVIA CORPORATION                                                          1,973,522
    39,851  WASHINGTON MUTUAL INCORPORATED                                                1,533,466
    77,928  WELLS FARGO & COMPANY++                                                       3,463,900
     4,183  ZIONS BANCORP                                                                   224,460

                                                                                         40,428,883
                                                                                   ----------------
EATING & DRINKING PLACES - 0.47%
     5,361  DARDEN RESTAURANTS INCORPORATED                                                 140,726
    58,725  MCDONALD'S CORPORATION+                                                       1,593,797
     6,671  TRICON GLOBAL RESTAURANTS INCORPORATED+                                         261,637
     5,161  WENDY'S INTERNATIONAL INCORPORATED                                              137,540

                                                                                          2,133,700
                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 3.34%
    24,160  AES CORPORATION+                                                                309,731
     5,662  ALLEGHENY ENERGY INCORPORATED                                                   207,795
     8,958  ALLIED WASTE INDUSTRIES INCORPORATED+                                           114,215
     6,231  AMEREN CORPORATION                                                              239,270
    14,628  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                    632,368
    13,561  CALPINE CORPORATION+                                                            309,326
     7,220  CINERGY CORPORATION.                                                            222,881
     5,993  CMS ENERGY CORPORATION                                                          119,860
     9,631  CONSOLIDATED EDISON INCORPORATED                                                392,174
     7,435  CONSTELLATION ENERGY GROUP                                                      179,927
    11,234  DOMINION RESOURCES INCORPORATED                                                 666,738
     7,484  DTE ENERGY COMPANY                                                              322,186
    35,051  DUKE ENERGY CORPORATION                                                       1,326,680
    14,803  DYNEGY INCORPORATED                                                             512,924

                                        9

SHARES      SECURITY NAME                                                               VALUE
    14,794  EDISON INTERNATIONAL                                                   $        194,689
    23,121  EL PASO CORPORATION                                                             960,678
    10,022  ENTERGY CORPORATION                                                             356,382
    14,558  EXELON CORPORATION                                                              649,287
    10,171  FIRSTENERGY CORPORATION                                                         365,647
     7,985  FPL GROUP INCORPORATED                                                          427,597
     5,426  GPU INCORPORATED                                                                218,993
     6,235  KEYSPAN CORPORATION                                                             207,251
     5,198  KINDER MORGAN INCORPORATED                                                      255,794
    15,415  MIRANT CORPORATION+                                                             337,589
     7,276  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                           123,474
     2,062  NICOR INCORPORATED                                                               79,903
     9,378  NISOURCE INCORPORATED                                                           218,601
    17,579  PG&E CORPORATION                                                                267,201
     1,607  PEOPLE'S ENERGY CORPORATION                                                      63,894
     3,848  PINNACLE WEST CAPITAL CORPORATION                                               152,766
     6,627  PPL CORPORATION                                                                 216,040
     9,857  PROGRESS ENERGY INCORPORATED                                                    423,752
     9,443  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                    401,800
    13,507  RELIANT ENERGY INCORPORATED                                                     355,504
     9,352  SEMPRA ENERGY                                                                   231,462
    31,105  SOUTHERN COMPANY                                                                745,898
    11,665  TEXAS UTILITIES COMPANY                                                         540,323
    28,403  WASTE MANAGEMENT INCORPORATED                                                   759,496
    23,347  WILLIAMS COMPANIES INCORPORATED                                                 637,373
    15,584  XCEL ENERGY INCORPORATED                                                        438,690

                                                                                         15,186,159
                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT - 8.15%
    35,491  ADC TELECOMMUNICATIONS INCORPORATED+                                            123,864
    15,618  ADVANCED MICRO DEVICES INCORPORATED+                                            127,287
    17,562  ALTERA CORPORATION+                                                             289,597
     8,856  AMERICAN POWER CONVERSION CORPORATION+                                          103,438
    16,340  ANALOG DEVICES INCORPORATED+                                                    534,318
     3,696  ANDREW CORPORATION+                                                              67,193
    13,644  APPLIED MICRO CIRCUITS CORPORATION+                                              95,372
    11,810  BROADCOM CORPORATION+                                                           239,743
    14,857  CIENA CORPORATION+                                                              152,879
     8,422  COMVERSE TECHNOLOGY INCORPORATED+                                               172,483
    11,220  CONEXANT SYSTEMS INCORPORATED+                                                   93,126
    19,455  EMERSON ELECTRIC COMPANY                                                        915,552
   451,038  GENERAL ELECTRIC COMPANY                                                     16,778,614
   305,367  INTEL CORPORATION                                                             6,226,433
    59,767  JDS UNIPHASE CORPORATION+                                                       377,727
    14,433  LINEAR TECHNOLOGY CORPORATION                                                   473,402
    16,409  LSI LOGIC CORPORATION+                                                          192,806

                                       10

SHARES      SECURITY NAME                                                               VALUE
   154,650  LUCENT TECHNOLOGIES INCORPORATED                                       $        886,144
    14,907  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                         520,851
     3,456  MAYTAG CORPORATION                                                               85,156
    27,073  MICRON TECHNOLOGY INCORPORATED+                                                 509,785
     8,872  MOLEX INCORPORATED                                                              249,392
    99,723  MOTOROLA INCORPORATED                                                         1,555,679
     7,875  NATIONAL SEMICONDUCTOR CORPORATION+                                             173,644
     1,869  NATIONAL SERVICE INDUSTRIES                                                      38,595
    14,782  NETWORK APPLIANCE INCORPORATED+                                                 100,518
   144,680  NORTEL NETWORKS CORPORATION                                                     811,655
     6,468  NOVELLUS SYSTEMS INCORPORATED+                                                  184,726
     7,468  PMC-SIERRA INCORPORATED+                                                         77,593
     3,573  POWER-ONE INCORPORATED+                                                          21,974
     4,184  QLOGIC CORPORATION+                                                              79,496
    34,386  QUALCOMM INCORPORATED+                                                        1,634,710
    14,516  SANMINA CORPORATION+                                                            197,127
     7,396  SCIENTIFIC-ATLANTA INCORPORATED                                                 129,800
    18,582  TELLABS INCORPORATED+                                                           183,590
    78,827  TEXAS INSTRUMENTS INCORPORATED                                                1,969,098
     2,640  THOMAS & BETTS CORPORATION                                                       46,147
     8,325  VITESSE SEMICONDUCTOR CORPORATION+                                               64,519
     3,024  WHIRLPOOL CORPORATION                                                           167,377
    15,102  XILINK INCORPORATED+                                                            355,350

                                                                                         37,006,760
                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.32%
     3,599  FLUOR CORPORATION                                                               138,562
    19,482  HALLIBURTON COMPANY                                                             439,319
     7,152  MOODY'S CORPORATION                                                             264,624
    16,952  PAYCHEX INCORPORATED                                                            534,158
     5,295  QUINTILES TRANSNATIONAL CORPORATION+                                             77,306

                                                                                          1,453,969
                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.58%
     1,252  BALL CORPORATION                                                                 74,995
     4,251  COOPER INDUSTRIES INCORPORATED                                                  176,289
     2,710  CRANE COMPANY                                                                    59,403
     6,940  FORTUNE BRANDS INCORPORATED                                                     232,490
    13,802  ILLINOIS TOOL WORKS INCORPORATED                                                746,826
    19,722  LOCKHEED MARTIN CORPORATION                                                     862,838
    20,881  MASCO CORPORATION                                                               426,808
     2,625  SNAP-ON INCORPORATED                                                             58,616

                                                                                          2,638,265
                                                                                   ----------------

                                       11

SHARES      SECURITY NAME                                                               VALUE
FOOD & KINDRED PRODUCTS - 3.75%
     1,694  ADOLPH COORS COMPANY                                                   $         76,230
    40,756  ANHEUSER-BUSCH COMPANIES INCORPORATED                                         1,706,861
    30,135  ARCHER DANIELS MIDLAND COMPANY                                                  379,400
    18,541  CAMPBELL SOUP COMPANY                                                           519,148
   112,946  COCA-COLA COMPANY                                                             5,291,520
    20,218  COCA-COLA ENTERPRISES INCORPORATED                                              310,144
    24,388  CONAGRA FOODS INCORPORATED                                                      547,511
    12,923  GENERAL MILLS INCORPORATED                                                      587,997
    15,833  HEINZ (H J) COMPANY                                                             667,361
     4,904  HERCULES INCORPORATED                                                            40,458
     6,205  HERSHEY FOODS CORPORATION                                                       405,621
    18,431  KELLOGG COMPANY                                                                 552,930
     6,530  PEPSI BOTTLING GROUP INCORPORATED                                               300,837
    80,272  PEPSICO INCORPORATED                                                          3,893,192
    14,069  RALSTON PURINA GROUP                                                            461,463
    35,715  SARA LEE CORPORATION                                                            760,730
    10,256  WM WRIGLEY JR COMPANY                                                           526,132

                                                                                         17,027,535
                                                                                   ----------------
FOOD STORES - 0.40%
    18,390  ALBERTSON'S INCORPORATED                                                        586,273
    36,813  KROGER COMPANY+                                                                 907,072
    17,262  STARBUCKS CORPORATION+                                                          256,168
     6,379  WINN-DIXIE STORES INCORPORATED                                                   73,040

                                                                                          1,822,553
                                                                                   ----------------
FORESTRY - 0.10%
     9,770  WEYERHAEUSER COMPANY                                                            475,897
                                                                                   ----------------
FURNITURE & FIXTURES - 0.18%
     3,944  JOHNSON CONTROLS INCORPORATED                                                   257,307
     8,911  LEGGETT & PLATT                                                                 173,765
    12,108  NEWELL RUBBERMAID INCORPORATED                                                  274,972
     8,303  ROCKWELL COLLINS                                                                117,902

                                                                                            823,946
                                                                                   ----------------
GENERAL MERCHANDISE STORES - 3.04%
     5,144  BIG LOTS INCORPORATED                                                            42,644
     3,861  DILLARDS INCORPORATED                                                            50,849
    15,012  DOLLAR GENERAL CORPORATION                                                      175,640
     7,798  FAMILY DOLLAR STORES INCORPORATED                                               214,601
     8,976  FEDERATED DEPARTMENT STORES INCORPORATED+                                       253,123
    11,944  J C PENNEY & COMPANY INCORPORATED                                               261,574
    22,247  KMART CORPORATION+                                                              155,507
    13,574  MAY DEPARTMENT STORES COMPANY INCORPORATED                                      393,917
    14,917  SEARS ROEBUCK & COMPANY                                                         516,725
    40,825  TARGET CORPORATION                                                            1,296,602

                                       12

SHARES      SECURITY NAME                                                               VALUE
    12,731  TJX COMPANIES INCORPORATED                                             $        418,850
   203,016  WAL-MART STORES INCORPORATED                                                 10,049,292

                                                                                         13,829,324
                                                                                   ----------------
HEALTH SERVICES - 0.52%
    24,408  HCA THE HEALTHCARE COMPANY INCORPORATED                                       1,081,518
    17,694  HEALTHSOUTH CORPORATION+                                                        287,704
     4,672  MANOR CARE INCORPORATED+                                                        131,283
    14,723  TENET HEALTHCARE CORPORATION+                                                   878,227

                                                                                          2,378,732
                                                                                   ----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
     2,778  MCDERMOTT INTERNATIONAL INCORPORATED+                                            22,919
                                                                                   ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.24%
    13,106  BED BATH & BEYOND INCORPORATED+                                                 333,679
     9,508  BEST BUY COMPANY INCORPORATED+                                                  432,139
     9,446  CIRCUIT CITY STORES                                                             113,352
     8,421  RADIOSHACK CORPORATION                                                          204,209

                                                                                          1,083,379
                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
    16,748  HILTON HOTELS CORPORATION                                                       131,472
    11,070  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                     369,738

                                                                                            501,210
                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.57%
    15,848  APPLE COMPUTER INCORPORATED+                                                    245,802
    36,922  APPLIED MATERIALS INCORPORATED+                                               1,050,062
    15,241  BAKER HUGHES INCORPORATED                                                       441,227
     3,690  BLACK & DECKER CORPORATION                                                      115,128
    15,587  CATERPILLAR INCORPORATED                                                        698,298
   332,338  CISCO SYSTEMS INCORPORATED+                                                   4,047,877
    76,694  COMPAQ COMPUTER CORPORATION                                                     637,327
     1,871  CUMMINS INCORPORATED                                                             61,743
    10,660  DEERE & COMPANY                                                                 400,923
   118,106  DELL COMPUTER CORPORATION+                                                    2,188,504
     9,230  DOVER CORPORATION                                                               277,915
     3,129  EATON CORPORATION                                                               185,268
   100,208  EMC CORPORATION+                                                              1,177,444
     1,413  FMC CORPORATION+                                                                 69,223
    14,667  GATEWAY INCORPORATED+                                                            79,935
    88,219  HEWLETT-PACKARD COMPANY                                                       1,420,326
    78,892  IBM CORPORATION                                                               7,281,732
     7,646  INGERSOLL-RAND COMPANY                                                          258,435
     3,360  INTERNATIONAL GAME TECHNOLOGY+                                                  142,800
     8,685  JABIL CIRCUIT INCORPORATED+                                                     155,462

                                       13

SHARES      SECURITY NAME                                                               VALUE
     5,823  LEXMARK INTERNATIONAL INCORPORATED+                                    $        260,346
    17,978  MINNESOTA MINING & MANUFACTURING COMPANY                                      1,769,035
     5,576  PALL CORPORATION                                                                108,453
    25,753  PALM INCORPORATED+                                                               37,599
     5,306  PARKER-HANNIFIN CORPORATION                                                     182,792
    11,206  PITNEY BOWES INCORPORATED                                                       428,630
    29,663  SOLECTRON CORPORATION+                                                          345,574
     3,876  STANLEY WORKS                                                                   141,668
    10,287  SYMBOL TECHNOLOGIES INCORPORATED                                                107,910
    21,375  UNITED TECHNOLOGIES CORPORATION                                                 993,937

                                                                                         25,311,375
                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.40%
    11,891  AON CORPORATION                                                                 499,422
     7,717  HUMANA INCORPORATED+                                                             93,067
    12,511  MARSH & MCLENNAN COMPANIES INCORPORATED                                       1,209,814

                                                                                          1,802,303
                                                                                   ----------------
INSURANCE CARRIERS - 4.49%
     6,469  AETNA INCORPORATED                                                              186,889
    23,876  AFLAC INCORPORATED                                                              644,652
    32,895  ALLSTATE CORPORATION                                                          1,228,628
     4,804  AMBAC FINANCIAL GROUP INCORPORATED                                              262,827
   118,969  AMERICAN INTERNATIONAL GROUP INCORPORATED                                     9,279,582
     7,957  CHUBB CORPORATION                                                               568,209
     6,800  CIGNA CORPORATION                                                               564,060
     7,298  CINCINNATI FINANCIAL CORPORATION                                                303,743
    15,339  CONSECO INCORPORATED                                                            111,361
    10,762  HARTFORD FINANCIAL SERVICES GROUP                                               632,160
     6,907  JEFFERSON-PILOT CORPORATION                                                     307,223
    13,989  JOHN HANCOCK FINANCIAL SERVICES                                                 558,861
     8,528  LINCOLN NATIONAL CORPORATION                                                    397,661
     8,956  LOEWS CORPORATION                                                               414,484
     6,732  MBIA INCORPORATED                                                               336,600
    34,044  METLIFE INCORPORATED                                                          1,011,107
     4,864  MGIC INVESTMENT CORPORATION                                                     317,814
     3,353  PROGRESSIVE CORPORATION                                                         448,967
     5,801  SAFECO CORPORATION                                                              175,944
     9,737  ST PAUL COMPANIES INCORPORATED                                                  401,359
     5,696  TORCHMARK CORPORATION                                                           222,144
    14,403  UNITEDHEALTH GROUP INCORPORATED                                                 957,800
    10,961  UNUMPROVIDENT CORPORATION                                                       276,765
     2,875  WELLPOINT HEALTH NETWORKS INCORPORATED+                                         313,806
     5,707  XL CAPITAL LIMITED                                                              450,853

                                                                                         20,373,499
                                                                                   ----------------

                                       14

SHARES      SECURITY NAME                                                               VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
    10,258  GEORGIA-PACIFIC GROUP                                                  $        295,328
     4,739  LOUISIANA-PACIFIC CORPORATION                                                    30,803

                                                                                            326,131
                                                                                   ----------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS - 2.24%
    20,741  AGILENT TECHNOLOGIES INCORPORATED+                                              405,487
     5,975  ALLERGAN INCORPORATED                                                           396,143
     9,587  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                    233,923
     2,435  BAUSCH & LOMB INCORPORATED                                                       68,911
    26,898  BAXTER INTERNATIONAL INCORPORATED                                             1,480,735
    11,696  BECTON DICKINSON & COMPANY                                                      432,752
    12,188  BIOMET INCORPORATED                                                             356,499
    18,228  BOSTON SCIENTIFIC CORPORATION+                                                  373,674
     2,301  C R BARD INCORPORATED                                                           118,294
     6,472  DANAHER CORPORATION                                                             305,349
    13,170  EASTMAN KODAK COMPANY                                                           428,420
    13,940  GUIDANT CORPORATION+                                                            536,690
     8,418  KLA-TENCOR CORPORATION+                                                         265,840
    54,881  MEDTRONIC INCORPORATED                                                        2,387,324
     2,139  MILLIPORE CORPORATION                                                           113,239
     4,583  PERKINELMER INCORPORATED                                                        120,258
    16,140  RAYTHEON COMPANY                                                                560,865
     3,893  ST JUDE MEDICAL INCORPORATED+                                                   266,476
     8,906  STRYKER CORPORATION                                                             471,127
     4,258  TEKTRONIX INCORPORATED+                                                          74,472
     7,915  TERADYNE INCORPORATED+                                                          154,342
     8,231  THERMO ELECTRON CORPORATION+                                                    148,570
    31,525  XEROX CORPORATION                                                               244,318
     8,825  ZIMMER HOLDINGS INCORPORATED+                                                   244,893

                                                                                         10,188,601
                                                                                   ----------------
METAL MINING - 0.24%
    17,982  BARRICK GOLD CORPORATION                                                        311,988
     6,536  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED+                                     71,831
    11,956  HOMESTAKE MINING COMPANY                                                        111,191
     8,258  INCO LIMITED+                                                                   102,482
     8,876  NEWMONT MINING CORPORATION                                                      209,474
     3,574  PHELPS DODGE CORPORATION                                                         98,285
    14,876  PLACER DOME INCORPORATED                                                        190,263

                                                                                          1,095,514
                                                                                   ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
     4,590  VULCAN MATERIALS COMPANY                                                        198,288
                                                                                   ----------------

                                       15

SHARES      SECURITY NAME                                                               VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.00%
     7,831  HASBRO INCORPORATED                                                    $        109,634
    19,564  MATTEL INCORPORATED                                                             306,372
     6,627  TIFFANY & COMPANY                                                               143,475
    87,938  TYCO INTERNATIONAL LIMITED                                                    4,001,179

                                                                                          4,560,660
                                                                                   ----------------
MISCELLANEOUS RETAIL - 0.78%
    20,434  COSTCO WHOLESALE CORPORATION+                                                   726,633
    17,859  CVS CORPORATION                                                                 592,919
    13,512  OFFICE DEPOT INCORPORATED+                                                      183,763
    20,719  STAPLES INCORPORATED+                                                           275,977
     8,970  TOYS R US INCORPORATED+                                                         154,553
    46,220  WALGREEN COMPANY                                                              1,591,355

                                                                                          3,525,200
                                                                                   ----------------
MOTION PICTURES - 0.39%
    94,900  WALT DISNEY COMPANY                                                           1,767,038
                                                                                   ----------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.49%
    60,078  AMERICAN EXPRESS COMPANY                                                      1,745,867
     9,462  CAPITAL ONE FINANCIAL CORPORATION                                               435,536
     5,377  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                      236,212
    31,449  FEDERAL HOME LOAN MORTGAGE CORPORATION                                        2,044,185
    45,421  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                         3,636,405
    21,061  HOUSEHOLD INTERNATIONAL INCORPORATED                                          1,187,419
    38,677  MBNA CORPORATION                                                              1,171,526
    12,963  PROVIDIAN FINANCIAL CORPORATION                                                 261,204
     7,400  USA EDUCATION INCORPORATED                                                      613,534

                                                                                         11,331,888
                                                                                   ----------------
OIL & GAS EXTRACTION - 1.09%
    11,380  ANADARKO PETROLEUM CORPORATION                                                  547,150
     5,694  APACHE CORPORATION                                                              244,785
     9,603  BURLINGTON RESOURCES INCORPORATED                                               328,519
     5,877  DEVON ENERGY CORPORATION                                                        202,169
    33,879  ENRON CORPORATION                                                               922,525
     5,265  EOG RESOURCES INCORPORATED                                                      152,316
     4,537  KERR-MCGEE CORPORATION                                                          235,516
     6,669  NABORS INDUSTRIES INCORPORATED+                                                 139,849
     6,089  NOBLE DRILLING CORPORATION+                                                     146,136
    16,823  OCCIDENTAL PETROLEUM CORPORATION                                                409,472
     4,284  ROWAN COMPANIES INCORPORATED+                                                    53,036
    26,030  SCHLUMBERGER LIMITED                                                          1,189,571
    14,439  TRANSOCEAN SEDCO FOREX INCORPORATED                                             381,190

                                                                                          4,952,234
                                                                                   ----------------

                                       16


SHARES      SECURITY NAME                                                               VALUE
PAPER & ALLIED PRODUCTS - 0.69%
     2,398  BEMIS COMPANY INCORPORATED                                             $         95,560
     2,608  BOISE CASCADE CORPORATION                                                        76,936
    21,933  INTERNATIONAL PAPER COMPANY                                                     763,268
    24,166  KIMBERLY-CLARK CORPORATION                                                    1,498,292
     4,500  MEAD CORPORATION                                                                124,560
     7,207  PACTIV CORPORATION+                                                             104,429
     2,237  TEMPLE-INLAND INCORPORATED                                                      106,235
     4,575  WESTVACO CORPORATION                                                            117,578
     4,978  WILLAMETTE INDUSTRIES INCORPORATED                                              223,960

                                                                                          3,110,818
                                                                                   ----------------
PERSONAL SERVICES - 0.14%
     7,675  CINTAS CORPORATION                                                              309,303
     8,298  H&R BLOCK INCORPORATED                                                          319,970

                                                                                            629,273
                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.34%
     4,048  AMERADA HESS CORPORATION                                                        257,048
     3,169  ASHLAND INCORPORATED                                                            122,165
    29,129  CHEVRON CORPORATION                                                           2,468,683
    28,367  CONOCO INCORPORATED CLASS B                                                     718,820
   313,302  EXXON MOBIL CORPORATION                                                      12,344,099
    17,220  PHILLIPS PETROLEUM COMPANY                                                      928,847
    97,368  ROYAL DUTCH PETROLEUM COMPANY                                                 4,892,742
     3,810  SUNOCO INCORPORATED                                                             135,636
    25,017  TEXACO INCORPORATED                                                           1,626,105
    11,051  UNOCAL CORPORATION                                                              359,157
    14,013  USX-MARATHON GROUP INCORPORATED                                                 374,847

                                                                                         24,228,149
                                                                                   ----------------
PRIMARY METAL INDUSTRIES - 0.46%
    14,500  ALCAN INCORPORATED                                                              435,000
    39,195  ALCOA INCORPORATED                                                            1,215,437
     3,642  ALLEGHENY TECHNOLOGIES INCORPORATED                                              48,548
     5,937  ENGELHARD CORPORATION                                                           137,145
     3,523  NUCOR CORPORATION                                                               139,863
     4,032  USX-US STEEL GROUP INCORPORATED                                                  56,367
     3,877  WORTHINGTON INDUSTRIES INCORPORATED                                              43,616

                                                                                          2,075,976
                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.18%
     2,883  AMERICAN GREETINGS CORPORATION                                                   38,171
     3,921  DOW JONES & COMPANY INCORPORATED                                                178,131
    12,013  GANNETT COMPANY INCORPORATED                                                    722,101
     3,324  KNIGHT-RIDDER INCORPORATED                                                      185,645
     8,864  MCGRAW-HILL COMPANIES INCORPORATED                                              515,885

                                       17

SHARES      SECURITY NAME                                                               VALUE
     2,258  MEREDITH CORPORATION                                                   $         72,550
     7,230  NEW YORK TIMES COMPANY                                                          282,187
     5,330  RR DONNELLEY & SONS COMPANY                                                     144,177
    13,551  TRIBUNE COMPANY                                                                 425,501
    80,834  VIACOM INCORPORATED CLASS B+                                                  2,788,773

                                                                                          5,353,121
                                                                                   ----------------
RAILROAD TRANSPORTATION - 0.35%
    17,788  BURLINGTON NORTHERN SANTA FE CORPORATION                                        475,829
     9,690  CSX CORPORATION                                                                 305,235
    17,467  NORFOLK SOUTHERN CORPORATION                                                    281,568
    11,256  UNION PACIFIC CORPORATION                                                       527,906

                                                                                          1,590,538
                                                                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.22%
     3,294  COOPER TIRE & RUBBER COMPANY                                                     46,907
     7,209  GOODYEAR TIRE & RUBBER COMPANY                                                  132,862
    12,314  NIKE INCORPORATED CLASS B                                                       576,418
     2,659  REEBOK INTERNATIONAL LIMITED+                                                    55,041
     3,799  SEALED AIR CORPORATION+                                                         138,626
     2,629  TUPPERWARE CORPORATION                                                           52,422

                                                                                          1,002,276
                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.38%
     4,769  BEAR STEARNS COMPANIES INCORPORATED                                             238,498
    62,938  CHARLES SCHWAB CORPORATION                                                      723,787
    12,011  FRANKLIN RESOURCES INCORPORATED                                                 416,421
    11,193  LEHMAN BROTHERS HOLDINGS INCORPORATED                                           636,322
    38,112  MERRILL LYNCH & COMPANY INCORPORATED                                          1,547,347
    50,529  MORGAN STANLEY DEAN WITTER & COMPANY                                          2,342,019
     9,958  STILWELL FINANCIAL INCORPORATED                                                 194,181
     5,586  T ROWE PRICE GROUP INCORPORATED                                                 163,670

                                                                                          6,262,245
                                                                                   ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
    42,235  CORNING INCORPORATED                                                            372,513
                                                                                   ----------------
TOBACCO PRODUCTS - 1.12%
    99,882  PHILIP MORRIS COMPANIES INCORPORATED                                          4,823,302
     7,414  UST INCORPORATED                                                                246,145

                                                                                          5,069,447
                                                                                   ----------------

                                       18

SHARES      SECURITY NAME                                                               VALUE
TRANSPORTATION BY AIR - 0.29%
     6,979  AMR CORPORATION+                                                       $        133,578
     5,587  DELTA AIRLINES INCORPORATED                                                     147,217
    13,942  FEDEX CORPORATION+                                                              512,369
    34,584  SOUTHWEST AIRLINES COMPANY                                                      513,227
     3,047  US AIRWAYS GROUP INCORPORATED+                                                   14,168

                                                                                          1,320,559
                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 1.83%
    39,613  BOEING COMPANY                                                                1,327,036
     3,977  BRUNSWICK CORPORATION                                                            65,501
     6,717  DANA CORPORATION                                                                104,785
    25,423  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                           298,720
    83,077  FORD MOTOR COMPANY                                                            1,441,386
     9,125  GENERAL DYNAMICS CORPORATION                                                    805,920
    24,910  GENERAL MOTORS CORPORATION                                                    1,068,639
     7,811  GENUINE PARTS COMPANY                                                           248,858
     4,693  GOODRICH CORPORATION                                                             91,420
    13,732  HARLEY-DAVIDSON INCORPORATED                                                    556,146
    36,748  HONEYWELL INTERNATIONAL INCORPORATED                                            970,147
     3,992  ITT INDUSTRIES INCORPORATED                                                     178,842
     2,697  NAVISTAR INTERNATIONAL CORPORATION+                                              76,190
     3,874  NORTHROP GRUMMAN CORPORATION                                                    391,274
     3,476  PACCAR INCORPORATED                                                             170,567
     8,303  ROCKWELL INTERNATIONAL CORPORATION                                              121,888
     6,403  TEXTRON INCORPORATED                                                            215,205
     5,672  TRW INCORPORATED                                                                169,139

                                                                                          8,301,663
                                                                                   ----------------
TRANSPORTATION SERVICES - 0.04%
     6,034  SABRE HOLDINGS CORPORATION+                                                     161,349
                                                                                   ----------------
WATER TRANSPORTATION - 0.13%
    26,551  CARNIVAL CORPORATION                                                            584,653
                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 1.73%
     4,312  GRAINGER (W W) INCORPORATED                                                     167,521
   137,500  JOHNSON & JOHNSON                                                             7,617,500
     5,945  VISTEON CORPORATION                                                              75,799

                                                                                          7,860,820
                                                                                   ----------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.26%
     4,671  AMERISOURCEBERGEN CORPORATION+                                                  331,407
     3,109  BROWN-FORMAN CORPORATION                                                        196,427
    20,245  CARDINAL HEALTH INCORPORATED                                                  1,497,118
    12,932  MCKESSON CORPORATION                                                            488,700
    22,949  SAFEWAY INCORPORATED+                                                           911,534
     6,012  SUPERVALU INCORPORATED                                                          121,623

                                       19

SHARES      SECURITY NAME                                                               VALUE
    30,539  SYSCO CORPORATION                                                      $        779,967
    25,954  UNILEVER NV ADR                                                               1,402,035

                                                                                          5,728,811
                                                                                   ----------------
TOTAL COMMON STOCK (COST $245,598,416)                                                  428,368,076
                                                                                   ----------------
REAL ESTATE INVESTMENT TRUST - 0.04%
     9,026  STARWOOD HOTELS & RESORTS OF WORLDWIDE INCORPORATED                             198,552

TOTAL REAL ESTATE INVESTMENT TRUST (COST $298,080)                                          198,552
                                                                                   ----------------

PRINCIPAL                                          INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 5.54%

REPURCHASE AGREEMENTS
$23,282,630 GOLDMAN SACHS & COMPANY - 102%
  COLLATERALIZED BY US GOVERNMENT SECURITIES                3.50%        10/1/01         23,282,630

US TREASURY BILLS**
 1,875,000  US TREASURY BILLS                               2.39***      3/21/02          1,854,516

TOTAL SHORT-TERM INVESTMENTS
  (COST $25,136,879)                                                                     25,137,146
                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $271,033,375)*                          99.89%                               $    453,703,774

OTHER ASSETS AND LIABILITIES, NET              0.11                                         506,614
                                             ------                                ----------------
TOTAL NET ASSETS                             100.00%                               $    454,210,388
                                             ======                                ================

***YIELD TO MATURITY.
+  NON-INCOME PRODUCING SECURITIES.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $950,772.
** THIS U.S. TREASURY BILL WAS PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN
   FUTURE CONTRACTS.
*  COST FOR FEDERAL INCOME TAX PURPOSES IS $271,215,939 AND NET
   UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                   $ 240,928,739
   GROSS UNREALIZED DEPRECIATION                     (58,440,904)
                                                   -------------
   NET UNREALIZED APPRECIATION                     $ 182,487,835

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OTC GROWTH FUND

SHARES      SECURITY NAME                                                               VALUE
COMMON STOCK - 99.61%

APPAREL & ACCESSORY STORES - 1.49%
    10,450  HOT TOPIC INCORPORATED+                                                $        262,294
                                                                                   ----------------
BUSINESS SERVICES - 39.25%
     3,900  ACTIVISION INCORPORATED+                                                        106,158
     4,800  ADOBE SYSTEMS INCORPORATED                                                      115,104
     2,000  ADVENT SOFTWARE INCORPORATED+                                                    75,300
    10,000  ATI TECHNOLOGIES INCORPORATED+                                                   78,400
    15,000  BEA SYSTEMS INCORPORATED+                                                       143,850
     7,300  CERNER CORPORATION+                                                             361,350
     8,350  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                      183,867
     7,800  CITRIX SYSTEMS INCORPORATED+                                                    154,440
     7,800  CONCORD EFS INCORPORATED+                                                       381,810
     8,500  EBAY INCORPORATED+                                                              388,875
     2,700  ELECTRONICS FOR IMAGING INCORPORATED+                                            43,956
     9,750  FISERV INCORPORATED+                                                            332,573
     9,400  INTUIT INCORPORATED+                                                            336,520
     1,300  MERCURY INTERACTIVE CORPORATION+                                                 24,752
     2,500  MICROMUSE INCORPORATED+                                                          14,200
    39,650  MICROSOFT CORPORATION+                                                        2,028,891
    50,000  ORACLE CORPORATION+                                                             629,000
    11,500  PEOPLESOFT INCORPORATED+                                                        207,460
    12,500  SIEBEL SYSTEMS INCORPORATED+                                                    162,625
    19,000  SUN MICROSYSTEMS INCORPORATED+                                                  157,130
     2,100  THQ INCORPORATED+                                                                90,615
     9,150  TMP WORLDWIDE INCORPORATED+                                                     259,769
    10,300  VERISIGN INCORPORATED+                                                          431,570
    10,300  VERTITAS SOFTWARE CORPORATION+                                                  189,931

                                                                                          6,898,146
                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 10.21%
     5,000  AMGEN INCORPORATED+                                                             293,800
     7,600  CHIRON CORPORATION+                                                             337,668
     9,600  GENZYME CORPORATION+                                                            436,032
     8,500  IDEC PHARMACEUTICALS CORPORATION+                                               421,345
     3,900  SICOR INCORPORATED+                                                              73,671
     6,600  TARO PHARMACEUTICAL INDUSTRIES LIMITED+                                         232,056

                                                                                          1,794,572
                                                                                   ----------------
COMMUNICATIONS - 4.17%
     3,600  FOUNDRY NETWORKS INCORPORATED+                                                   21,780
     7,600  ILLUMINET HOLDINGS INCORPORATED+                                                291,232
    13,000  METROMEDIA FIBER NETWORK INCORPORATED+                                            4,420
     8,400  NEXTEL PARTNERS INCORPORATED+                                                    56,532
    10,000  USA NETWORKS INCORPORATED+                                                      179,800
    11,950  WORLDCOM INCORPORATED+                                                          179,728

                                                                                            733,492
                                                                                   ----------------

                                       21

SHARES      SECURITY NAME                                                               VALUE
EDUCATIONAL SERVICES - 0.59%
     3,100  CORINTHIAN COLLEGES INCORPORATED+                                      $        104,501
                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT - 24.07%
     7,100  AXT INCORPORATED+                                                                75,260
     9,000  CIENA CORPORATION+                                                               92,610
     3,700  COMVERSE TECHNOLOGY INCORPORATED+                                                75,776
     8,300  DIGITAL LIGHTWAVE INCORPORATED+                                                  81,423
     5,500  ECHOSTAR COMMUNICATIONS CORPORATION+                                            127,985
     8,450  FLEXTRONICS INTERNATIONAL LIMITED+                                              139,763
     4,000  HARMONIC INCORPORATED+                                                           32,400
    49,000  INTEL CORPORATION                                                               999,110
     3,900  INTERSIL CORPORATION+                                                           108,888
     9,980  JDS UNIPHASE CORPORATION+                                                        63,074
     9,000  LINEAR TECHNOLOGY CORPORATION                                                   295,200
     9,500  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                         331,930
     2,300  MERCURY COMPUTER SYSTEMS INCORPORATED+                                           86,365
     6,000  MICROSEMI CORPORATION+                                                          156,300
     3,100  NOVELLUS SYSTEMS INCORPORATED+                                                   88,536
    10,000  NVIDIA CORPORATION+                                                             274,700
     2,100  QLOGIC CORPORATION+                                                              39,900
    19,300  QUALCOMM INCORPORATED+                                                          917,522
     5,000  SANMINA CORPORATION+                                                             67,900
     6,200  SEMTECH CORPORATION+                                                            175,955

                                                                                          4,230,597
                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.35%
     7,500  PAYCHEX INCORPORATED                                                            236,325
                                                                                   ----------------
FOOD STORES - 1.77%
    20,900  STARBUCKS CORPORATION+                                                          310,156
                                                                                   ----------------
HEALTH SERVICES - 0.63%
     2,000  EXPRESS SCRIPTS INCORPORATED+                                                   111,000
                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES - 0.38%
     2,300  NASDAQ-100 SHARES+                                                               66,654
                                                                                   ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.38%
    16,400  BED BATH & BEYOND INCORPORATED+                                                 417,544
                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.39%
     1,100  BLACK BOX CORPORATION+                                                           46,288
    53,650  CISCO SYSTEMS INCORPORATED+                                                     653,457
     7,300  JUNIPER NETWORKS INCORPORATED+                                                   70,810

                                                                                            770,555
                                                                                   ----------------

                                       22

SHARES      SECURITY NAME                                                               VALUE
INSURANCE CARRIERS - 0.95%
     5,900  OXFORD HEALTH PLANS INCORPORATED+                                      $        167,560
                                                                                   ----------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS - 4.10%
    10,575  BIOMET INCORPORATED                                                             309,319
     9,200  KLA-TENCOR CORPORATION+                                                         290,536
     7,900  POLYMEDICA CORPORATION+                                                         120,633

                                                                                            720,488
                                                                                   ----------------
MISCELLANEOUS RETAIL - 0.33%
     9,800  AMAZON.COM INCORPORATED+                                                         58,506
                                                                                   ----------------
TRANSPORTATION SERVICES - 0.32%
     1,200  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                              56,820
                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 1.58%
     7,950  CYTYC CORPORATION+                                                              213,140
     1,700  TECH DATA CORPORATION+                                                           64,430

                                                                                            277,570
                                                                                   ----------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.65%
     7,500  HENRY SCHEIN INCORPORATED+                                                      289,500
                                                                                   ----------------
TOTAL COMMON STOCK (COST $29,818,854)                                                    17,506,280
                                                                                   ----------------

PRINCIPAL                                      INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.37%

REPURCHASE AGREEMENTS - 0.37%
  $65,472  BANKAMERICA NT & SA - 102%
    COLLATERALIZED BY US GOVERNMENT               3.40%       10/01/01                       65,472
      SECURITIES

TOTAL SHORT-TERM INVESTMENTS (COST $65,472)                                                  65,472

TOTAL INVESTMENTS IN SECURITIES
(COST $29,884,326)*                            9.98%                               $     17,571,752
OTHER ASSETS AND LIABILITIES, NET              0.02                                           3,373
                                             ------                                ----------------
TOTAL NET ASSETS                             100.00%                               $     17,575,125
                                             ======                                ================

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $30,166,710 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                   $     664,768
   GROSS UNREALIZED DEPRECIATION                     (13,259,726)
                                                   -------------
   NET UNREALIZED DEPRECIATION                     $ (12,594,958)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        STATEMENTS OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2001

                                                                                             EQUITY                 OTC
                                                                                              INDEX              GROWTH
-----------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                                $    453,703,774    $     17,571,752
   CASH                                                                                      50,000              50,000
   COLLATERAL FOR SECURITIES LOANED                                                      59,311,023           6,834,345
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                              484,613                  79
   RECEIVABLE FOR FUND SHARES ISSUED                                                        293,585                   0
   VARIATION MARGIN ON FUTURES CONTRACTS                                                    507,810                   0
   PREPAID EXPENSES AND OTHER ASSETS                                                          3,031                   0
                                                                                   ----------------    ----------------
TOTAL ASSETS                                                                            514,353,836          24,456,176
                                                                                   ----------------    ----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                        103,429                   0
   PAYABLE FOR SECURITIES LOANED                                                         59,311,023           6,834,345
   DIVIDENDS PAYABLE                                                                          7,050                   0
   PAYABLE FOR FUND SHARES REDEEMED                                                         344,079                   0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                             158,770              12,479
   PAYABLE TO OTHER RELATED PARTIES                                                          94,057               7,134
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                   125,040              27,093
                                                                                   ----------------    ----------------
TOTAL LIABILITIES                                                                        60,143,448           6,881,051
                                                                                   ----------------    ----------------
TOTAL NET ASSETS                                                                   $    454,210,388    $     17,575,125
                                                                                   ================    ================
SECURITIES ON LOAN AT MARKET VALUE                                                 $     58,745,033    $      6,666,807
                                                                                   ----------------    ----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL                                                                 $    213,631,961    $     41,541,703
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                             3,001,890                   0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                               53,132,013         (11,654,004)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                        182,670,399         (12,312,574)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                  1,774,125                   0
                                                                                   ----------------    ----------------
TOTAL NET ASSETS                                                                   $    454,210,388    $     17,575,125
                                                                                   ================    ================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS - CLASS A                                                               $    382,462,078                 N/A
SHARES OUTSTANDING - CLASS A                                                              7,056,237                 N/A
NET ASSET VALUE PER SHARE - CLASS A                                                $          54.20                 N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                                     $          57.51                 N/A
NET ASSETS - CLASS B                                                               $     71,450,291                 N/A
SHARES OUTSTANDING - CLASS B                                                              1,328,658                 N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                             $          53.78                 N/A
NET ASSETS - CLASS O                                                               $        298,019    $     17,575,125
SHARES OUTSTANDING - CLASS O                                                                  5,441           5,290,716
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                             $          54.77    $           3.32
                                                                                   ----------------    ----------------
INVESTMENTS AT COST (NOTE 3)                                                       $    271,033,375    $     29,884,326
                                                                                   ================    ================

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  STATEMENTS OF OPERATIONS -- SEPTEMBER 30, 2001

                                                                                             EQUITY                 OTC
                                                                                              INDEX              GROWTH
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                       $      7,051,399    $          9,019
   INTEREST                                                                                 624,362              20,830
   SECURITIES LENDING INCOME                                                                124,073              12,121
                                                                                   ----------------    ----------------
TOTAL INVESTMENT INCOME (LOSS)                                                            7,799,834              41,970
                                                                                   ----------------    ----------------
EXPENSES
   ADVISORY FEES                                                                          1,428,607             154,698
   ADMINISTRATION FEES                                                                      857,166              35,700
   CUSTODY FEES                                                                             114,289               4,760
   SHAREHOLDER SERVICING FEES                                                             1,428,302              59,499
   PORTFOLIO ACCOUNTING FEES                                                                 97,923              52,917
   TRANSFER AGENT
    CLASS A                                                                                 892,023                   0
    CLASS B                                                                                 159,566                   0
    CLASS O                                                                                   6,465               6,669
   DISTRIBUTION FEES
    CLASS A                                                                                       0                   0
    CLASS B                                                                                 642,663                   0
   LEGAL AND AUDIT FEES                                                                      29,285              14,500
   REGISTRATION FEES                                                                          5,817              13,000
   DIRECTORS' FEES                                                                            4,171               4,171
   SHAREHOLDER REPORTS                                                                       22,613               8,125
   OTHER                                                                                     17,391               6,145
                                                                                   ----------------    ----------------
TOTAL EXPENSES                                                                            5,706,281             360,184
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                                   (1,132,694)            (49,518)
   NET EXPENSES                                                                           4,573,587             310,666
                                                                                   ----------------    ----------------
NET INVESTMENT INCOME (LOSS)                                                              3,226,247            (268,696)
                                                                                   ----------------    ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                                                            56,841,404         (11,654,004)
   FINANCIAL FUTURES TRANSACTIONS                                                        (3,470,698)                  0
   FOREIGN CURRENCY TRANSACTIONS                                                                  0                   0
                                                                                   ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                53,370,706         (11,654,004)
                                                                                   ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                          (237,194,547)        (12,169,179)
   FINANCIAL FUTURES TRANSACTIONS                                                         2,437,725                   0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                    (234,756,822)        (12,169,179)
                                                                                   ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                 (181,386,116)        (23,823,183)
                                                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $   (178,159,869)   $    (24,091,879)
                                                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            STATEMENTS OF CHANGES IN NET ASSETS -- SEPTEMBER 30, 2001

                                                                     EQUITY INDEX                         OTC GROWTH
                                                           ---------------------------------   --------------------------------
                                                                   FOR THE           FOR THE           FOR THE          FOR THE
                                                                YEAR ENDED        YEAR ENDED        YEAR ENDED     PERIOD ENDED
                                                             SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,
                                                                      2001              2000              2001             2000
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS
   BEGINNING NET ASSETS                                    $   702,470,847   $   678,042,470   $    28,545,481   $            0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                  3,226,247         3,271,384          (268,696)         (34,229)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS                           53,370,706        76,599,895       (11,654,004)         227,740
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS AND TRANSLATION OF ASSETS AND
    LIABILITIES IN FOREIGN CURRENCIES                         (234,756,822)        3,959,932       (12,169,179)        (143,395)
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                            (178,159,869)       83,831,211       (24,091,879)          50,116
                                                           ---------------   ---------------   ---------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                     (2,681,679)         (800,901)              N/A              N/A
    CLASS B                                                              0                 0               N/A              N/A
    CLASS O                                                         (6,279)                0                 0                0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                    (64,437,359)      (24,468,798)              N/A              N/A
    CLASS B                                                    (10,874,638)       (3,014,572)              N/A              N/A
    CLASS O                                                        (86,933)                0          (193,533)               0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                          23,640,613        48,788,411               N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                          66,501,043        25,103,225               N/A              N/A
   COST OF SHARES REDEEMED - CLASS A                           (86,362,509)     (139,374,689)              N/A              N/A
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                     3,779,147       (65,483,053)                0                0
                                                           ---------------   ---------------   ---------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                          18,380,172        40,397,622               N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                          10,441,896         2,930,535               N/A              N/A
   COST OF SHARES REDEEMED - CLASS B                           (15,574,287)      (18,976,214)              N/A              N/A
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                    13,247,781        24,351,943                 0                0
                                                           ---------------   ---------------   ---------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                             388,255        10,031,924        15,557,619       28,495,365
   REINVESTMENT OF DIVIDENDS - CLASS O                              92,951                 0           193,513                0
   COST OF SHARES REDEEMED - CLASS O                            (9,521,836)          (19,377)       (2,436,076)               0
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                    (9,040,630)       10,012,547        13,315,056       28,495,365
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS                         (248,260,459)       24,428,377       (10,970,356)      28,545,481
                                                           ===============   ===============   ===============   ==============
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------

   ENDING NET ASSETS                                       $   454,210,388   $   702,470,847   $    17,575,125      $28,545,481
                                                           ---------------   ---------------   ---------------   --------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                           347,517           580,706               N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A            936,512           298,520               N/A              N/A
   SHARES REDEEMED - CLASS A                                    (1,278,744)       (1,649,480)              N/A              N/A
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A              5,285          (770,254)                0                0
                                                           ---------------   ---------------   ---------------   --------------
   SHARES SOLD - CLASS B                                           275,863           480,807               N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B            147,568            34,781               N/A              N/A
   SHARES REDEEMED - CLASS B                                      (241,350)         (224,994)              N/A              N/A
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B            182,081           290,594                 0                0
                                                           ---------------   ---------------   ---------------   --------------
   SHARES SOLD - CLASS O                                             5,775           117,127         2,894,501        2,832,321
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O              1,278                 0           23,891                 0
   SHARES REDEEMED - CLASS O                                      (118,524)             (218)         (459,997)               0
                                                           ---------------   ---------------   ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O           (111,471)          116,909         2,458,395        2,832,321
                                                           ---------------   ---------------   ---------------   --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME      $     3,001,890   $     2,463,601   $             0   $            0
                                                           ===============   ===============   ===============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK--

                                                            FINANCIAL HIGHLIGHTS

                                                     BEGINNING                     NET REALIZED
                                                     NET ASSET             NET              AND       DIVIDENDS
                                                         VALUE      INVESTMENT       UNREALIZED        FROM NET
                                                           PER          INCOME    GAIN (LOSS)ON      INVESTMENT
                                                         SHARE          (LOSS)      INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
O SHARES
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001             $      85.62            3.03           (23.71)          (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000             $      78.73           (0.35)           10.45            0.00
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999         $      78.00            0.44             0.45           (0.16)

OTC GROWTH
---------------------------------------------------------------------------------------------------------------------
CLASS O
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001             $      10.08           (0.05)           (6.65)           0.00
AUGUST 2, 2000(3) TO SEPTEMBER 30, 2000           $      10.00           (0.01)            0.09            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 8).
(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIOD SHOWN.
(3) COMMENCEMENT OF OPERATIONS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                 DISTRIBUTIONS          ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      FROM NET       NET ASSET  ---------------------------------------------------
                                                      REALIZED       VALUE PER   NET INVESTMENT             NET              GROSS
                                                         GAINS           SHARE     NCOME (LOSS)        EXPENSES        EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
O SHARES
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                    (9.54)    $      54.77            0.96%            0.50%              1.64%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                    (3.21)    $      85.62            0.81%            0.50%              0.69%
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999                 0.00     $      78.73            0.00%            0.00%              0.00%

OTC GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
CLASS O
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                    (0.06)    $       3.32           (1.12)%           1.30%              1.51%
AUGUST 2, 2000(3) TO SEPTEMBER 30, 2000                   0.00     $      10.08           (0.73)%           1.30%              1.62%

                                                                                                     PORTFOLIO      NET ASSETS AT
                                                                                         TOTAL        TURNOVER      END OF PERIOD
                                                                                     RETURN(2)            RATE    (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
O SHARES                                                                                 (26.88)%              4%   $           298
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                                     12.87%               8%   $        10,010
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                                     27.22%               6%   $             0
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999

OTC GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

CLASS O                                                                                   (66.82)%            80%   $        17,575
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                                       0.80%              9%   $        28,545
AUGUST 2, 2000(3) TO SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Equity Index and OTC Growth Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares. The Equity Index Fund was reorganized from a series of Stagecoach Funds, Inc., the Stagecoach Equity Index Fund.
     The OTC Growth Fund commenced operations on August 3, 2000 as a Fund of the Trust.
     The Equity Index Fund offers Class A, Class B, and Class O shares. The OTC Growth Fund only offers Class O shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized. Dividend income is recognized on the ex-dividend date.

REPURCHASE AGREEMENTS
     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS
     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2001, the Equity Index Fund held the following long futures contracts:

                                                                                      Notional       Net Unrealized
      Fund                        Contracts         Type        Expiration Date    Contract Value     Depreciation
      EQUITY INDEX                 95 LONG     S&P 500 INDEX     DECEMBER 2001      $ 24,787,875       $ 1,774,125

     The Equity Index Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a par value of $1,875,000.

SECURITY LOANS
     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the year ended September 30, 2001 were as follows:

      Fund                                                                           Securities        Collateral
      EQUITY INDEX FUND                                                            $   58,745,033    $   59,311,023
      OTC GROWTH FUND                                                              $    6,666,807    $    6,834,345

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders from net investment income and distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

RECLASSIFICATION OF CAPITAL ACCOUNTS
     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                              Undistributed Net
                                Undistributed Net Investment      Realized
                                          Income                 Gain/(Loss)      Paid-in Capital
      OTC GROWTH FUND                   $  268,696                  $  22           $  (268,718)

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2001.
     The following Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                    Capital Loss
      Date                              Fund                Year Expire            Carryforwards
      9/30/01                        OTC GROWTH                 2009                  $575,214

     For tax purposes, the OTC Growth Fund had current year deferred post-October capital loss of $10,796,406. This loss will be realized for tax purposes on the first day of the succeeding year.

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      Fund                                                       % of Average Daily Net Assets
      EQUITY INDEX FUND                                                       0.25
      OTC GROWTH FUND                                                         0.65

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Equity Index Fund. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million.
     Golden Capital Management, LLC ("Golden"), acts as sub-advisor to the OTC Growth Fund. Golden is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets up to $250 million, 0.23% for the next $250 million, and 0.20% of the Fund's average daily net assets in excess of $500 million.
     Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into a separate advisory contract on behalf of the predecessor Equity Index Fund with Wells Fargo Bank. Pursuant to the contract, Wells Fargo Bank had agreed to provide the Fund with daily portfolio management. Under the prior contract with the Fund, Wells Fargo Bank was entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the predecessor Equity Index Fund's average daily net assets.

4. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, Wells Fargo Bank served as Administrator for the predecessor Equity Index Fund at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.

5. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.
     Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement.

6. SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.20% of the average daily net assets of the Equity Index Fund Class O shares and 0.25% of the average daily net assets of the OTC Growth Fund Class O shares.
     The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 2001 were as follows:

      Fund                                                          Class O
      EQUITY INDEX FUND                                             $ 1,222
      OTC GROWTH FUND                                                59,499

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into a contract on behalf of the predecessor Equity Index Fund with Funds Management, whereby Funds Management was responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, Funds Management was entitled to a monthly base fee from the Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
     The Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2001, were waived by Funds Management.

                                                                Fees Waived by Funds
      Fund                                                           Management
      EQUITY INDEX FUND                                              1,132,694
      OTC GROWTH FUND                                                   49,518

9. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the Year ended September 30, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

      Fund                                                    Purchases at Cost    Sales Proceeds
      EQUITY INDEX FUND                                          $ 23,567,780       $ 95,441,470
      OTC GROWTH FUND                                              31,895,534         18,776,599

                                                    INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS WELLS FARGO FUNDS TRUST:

     We have audited the accompanying statements of assets and liabilities of Equity Index Fund and OTC Growth Fund, two portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods presented on page 26, and the Class O financial highlights for the periods presented on pages 28 to 29. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2001, the results of their operations, changes in their net assets and the financial highlights for the class and periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

   /s/ KPMG LLP
   ------------
   San Francisco, California
   November 9, 2001

TAX INFORMATION (UNAUDITED)

     Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Equity Index Fund designates 90.86% of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.
     Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Equity Index Fund designates $74,893,913 as capital gain dividends for the year.

                                                           LIST OF ABBREVIATIONS

        The following is a list of common abbreviations for terms and entities which may have appeared in this report.

        ABAG          - ASSOCIATION OF BAY AREA GOVERNMENTS
        ADR           - AMERICAN DEPOSITORY RECEIPTS
        AMBAC         - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
        AMT           - ALTERNATIVE MINIMUM TAX
        ARM           - ADJUSTABLE RATE MORTGAGES
        BART          - BAY AREA RAPID TRANSIT
        CDA           - COMMUNITY DEVELOPMENT AUTHORITY
        CDSC          - CONTINGENT DEFERRED SALES CHARGE
        CGIC          - CAPITAL GUARANTY INSURANCE COMPANY
        CGY           - CAPITAL GUARANTY CORPORATION
        CMT           - CONSTANT MATURITY TREASURY COFI COST OF FUNDS INDEX
        CONNIE LEE    - CONNIE LEE INSURANCE COMPANY
        COP           - CERTIFICATE OF PARTICIPATION
        CP            - COMMERCIAL PAPER
        CTF           - COMMON TRUST FUND
        DW&P          - DEPARTMENT OF WATER & POWER
        DWR           - DEPARTMENT OF WATER RESOURCES
        EDFA          - EDUCATION FINANCE AUTHORITY
        FGIC          - FINANCIAL GUARANTY INSURANCE CORPORATION
        FHA           - FEDERAL HOUSING AUTHORITY
        FHLB          - FEDERAL HOME LOAN BANK
        FHLMC         - FEDERAL HOME LOAN MORTGAGE CORPORATION
        FNMA          - FEDERAL NATIONAL MORTGAGE ASSOCIATION
        FRN           - FLOATING RATE NOTES
        FSA           - FINANCIAL SECURITY ASSURANCE, INC
        GNMA          - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        GO            - GENERAL OBLIGATION HFA HOUSING FINANCE AUTHORITY
        HFFA          - HEALTH FACILITIES FINANCING AUTHORITY
        IDA           - INDUSTRIAL DEVELOPMENT AUTHORITY
        LIBOR         - LONDON INTERBANK OFFERED RATE
        LLC           - LIMITED LIABILITY CORPORATION
        LOC           - LETTER OF CREDIT
        LP            - LIMITED PARTNERSHIP
        MBIA          - MUNICIPAL BOND INSURANCE ASSOCIATION
        MFHR          - MULTI-FAMILY HOUSING REVENUE
        MUD           - MUNICIPAL UTILITY DISTRICT
        MTN           - MEDIUM TERM NOTE
        PCFA          - POLLUTION CONTROL FINANCE AUTHORITY
        PCR           - POLLUTION CONTROL REVENUE
        PFA           - PUBLIC FINANCE AUTHORITY
        PLC           - PRIVATE PLACEMENT
        PSFG          - PUBLIC SCHOOL FUND GUARANTY
        RAW           - REVENUE ANTICIPATION WARRANTS
        RDA           - REDEVELOPMENT AUTHORITY
        RDFA          - REDEVELOPMENT FINANCE AUTHORITY
        R&D           - RESEARCH & DEVELOPMENT
        SFMR          - SINGLE FAMILY MORTGAGE REVENUE
        STEERS        - STRUCTURED ENHANCED RETURN TRUST
        TBA           - TO BE ANNOUNCED
        TRAN          - TAX REVENUE ANTICIPATION NOTES
        USD           - UNIFIED SCHOOL DISTRICT
        V/R           - VARIABLE RATE
        WEBS          - WORLD EQUITY BENCHMARK SHARES

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

THIS PAGE IS INTENTIONALLY LEFT BLANK--

DATED MATERIAL
PLEASE EXPEDITE

[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
Boston, MA 02266-8266

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.



                                                               AR 017 (09/01)